UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue
New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

IndexIQ ETF Trust

Semi-Annual Report
October 31, 2021

IQ Hedge Multi-Strategy Tracker ETF (QAI)	IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ Hedge Macro Tracker ETF (MCRO)	IQ Chaikin U.S. Large Cap ETF (CLRG)
IQ Hedge Market Neutral Tracker ETF (QMN)	IQ Chaikin U.S. Small Cap ETF (CSML)
IQ Hedge Long/Short Tracker ETF (QLS)	IQ 500 International ETF (IQIN)
IQ Hedge Event-Driven Tracker ETF (QED)	IQ Candriam ESG U.S. Equity ETF (IQSU)
IQ Real Return ETF (CPI)	IQ Candriam ESG International Equity ETF (IQSI)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)	IQ Healthy Hearts ETF (HART)
IQ Merger Arbitrage ETF (MNA)	IQ Engender Equality ETF (EQUL)
IQ Global Resources ETF (GRES)	IQ Cleaner Transport ETF (CLNR)
IQ U.S. Real Estate Small Cap ETF (ROOF)	IQ Clean Oceans ETF (OCEN)
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.
You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.
Not FDIC Insured | May Lose Value | No Bank Guarantee

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725. Read the prospectus carefully before investing.
Each of the Funds’ performance that is current to the most recent month-end is available by visiting newyorklifeinvestments.com or by calling 1-888-474-7725.
Availability of Proxy Voting Policies and Proxy Voting Records
You may obtain a description of the IndexIQ ETF Trust proxy voting policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-888-474-7725 or by accessing the SEC’s website at sec.gov.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at sec.gov. Additionally, the Funds' makes its portfolio holdings for the first and third quarters of each fiscal year available at newyorklifeinvestments.com\documents. Each Funds’ premium/discount information is available, free of charge, on the Funds’ website newyorklifeinvestments.com or by calling 1-888-474-7725.
Electronic Delivery
Receive email notifications when your most recent shareholder communications are available for review. Access prospectuses, annual reports and semi-annual reports online.
To enroll:
Visit https://www.fundreports.com
If you have questions about IndexIQ e-Delivery services, contact a representative at 1-888-474-7725.
IndexIQ® and IQ® are registered service marks of New York Life Insurance Company.
"New York Life Investments" is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company. IndexIQ® is the indirect wholly owned subsidiary of New York Life Investment Management Holdings LLC and serves as the advisor to the IndexIQ ETFs. ALPS Distributors, Inc. (ALPS) is the principal underwriter of the ETFs, and NYLIFE Distributors LLC is a distributor of the ETFs. NYLIFE Distributors LLC is located at 30 Hudson Street, Jersey City, NJ 07302. ALPS Distributors, Inc. is not affiliated with NYLIFE Distributors LLC. NYLIFE Distributors LLC is a Member FINRA/SIPC.

Shareholder Letter (unaudited)

Message from the President
The equity and fixed-income markets continued to benefit from the re-opening of the economy during the six-month reporting period ended October 31, 2021, but inflation and other concerns agitated the markets at times, including uncertainty about the Federal Reserve’s (“Fed”) policy, the re-emergence of COVID-19 and political standoffs in Washington. While stock markets posted solid returns, gains in the bond market were marginal.
Mindful of the Fed’s more tolerant stance on inflation and of the large fiscal spending response to the pandemic, investors grew increasingly concerned about inflation. The Delta variant of COVID-19, supply chain bottlenecks and labor shortages brought the pace of the economic recovery into question at times, but pricing pressures predominated during the reporting period.
Energy prices continued to rebound from a low point at the height of the pandemic in 2020, and shortages in various sectors, including semiconductors and construction supplies, resulted in rising prices in some industries. An anticipated $1+ trillion infrastructure spending bill added to inflation concerns.
Already over a 4% annualized rate at the start of the reporting period, the Consumer Price Index (“CPI”) rose above 5% and remained there through September. In October, the CPI hit a 6.2% annualized rate, a 30-year high.
In September, the Fed increased its forecast for inflation in 2021 from 3.4% to 4.2% and its forecast for 2022 from 2.1% to 2.2%. After the reporting period, Fed officials announced that a reduction in the Fed’s bond purchasing program would begin in November 2021.
In fixed-income markets, issues of longer-term Treasury bonds recovered from the sell-off that occurred earlier in the year. Investment grade corporate bonds rebounded early as the economic outlook remained positive, but persistent pricing pressures and uncertainty about when the Fed would reduce its bond-purchasing program took a toll. High-yield bonds remained steadier through the reporting period, supported by more attractive yields and the outlook for economic growth.
In the municipal market, healthy fundamentals, $350 billion in financial support from the federal government, and the prospect of an increase in federal income tax rates on corporations and higher-earning households provided some support. But intermittent fears about the effect of the Delta variant of COVID-19, inflation concerns and an anticipated rise in Treasury yields weighed on the market.
In equity markets, the shift from growth stocks to value stocks that occurred earlier in 2021 reversed as concerns about the pace of the economic recovery arose with the emergence of the Delta variant. Growth stocks easily outperformed value stocks during the reporting period.
The performance of individual sectors within the S&P 500® Index, a widely regarded benchmark of market performance, varied widely, with the energy, information technology and consumer discretionary sectors leading and the utilities, industrials and communication services sectors lagging. Foreign developed markets posted strong returns but underperformed the U.S. market somewhat. Emerging markets declined as a lagging economic and pandemic recovery continued to hinder performance.
In light of higher inflation and rising interest rates, we at New York Life Investments are focused on providing investors with the products and insights they may need to meet the challenge of a changing market environment.
The following semiannual report contains more detailed information about the specific markets, securities and decisions that affected your IndexIQ ETF during the six months ended October 31, 2021.
Sincerely,
Kirk C. Lehneis
President
The opinions expressed are as of the date of this report and are subject to change. There is no guarantee that any forecast made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment. Past performance is no guarantee of future results.

Fund Expenses (unaudited)

As a shareholder of a fund, you incur two types of costs: (1) transaction costs on purchases and sales and (2) ongoing costs, including Advisory fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds. Shareholders may pay brokerage commissions on their purchase and sale of the Fund, which are not reflected in the example.
The examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period as indicated below.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 05/01/2021 to 10/31/2021” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying funds in which each Fund invests. These expenses are not included in the table.
Hypothetical Example for Comparison Purposes
The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying fund investments in which the Funds invest. These expenses are not included in the table.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 05/01/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios for the Period 05/01/2021 to 10/31/2021	Expenses Paid During the Period 05/01/2021 to 10/31/20211
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,001.70	0.54%	$2.72
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.49	0.54%	$2.74
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$990.80	0.41%	$2.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$993.60	0.41%	$2.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.14	0.41%	$2.09
IQ Hedge Long/Short Tracker ETF
Actual	$1,000.00	$1,052.70	0.41%	$2.11
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.15	0.41%	$2.08
IQ Hedge Event-Driven Tracker ETF
Actual	$1,000.00	$1,011.30	0.41%	$2.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.15	0.41%	$2.07

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios for the Period 05/01/2021 to 10/31/2021	Expenses Paid During the Period 05/01/2021 to 10/31/20211
IQ Real Return ETF
Actual	$1,000.00	$1,012.50	0.21%	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.15	0.21%	$1.06
IQ S&P High Yield Low Volatility Bond ETF
Actual	$1,000.00	$1,017.50	0.40%	$2.03
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.19	0.40%	$2.04
IQ Merger Arbitrage ETF
Actual	$1,000.00	$977.90	0.76%	$3.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.38	0.76%	$3.87
IQ Global Resources ETF
Actual	$1,000.00	$1,050.60	0.59%	$3.05
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.23	0.59%	$3.01
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,062.30	0.70%	$3.63
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.56
IQ 50 Percent Hedged FTSE International ETF
Actual	$1,000.00	$1,045.90	0.20%	$1.03
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.20	0.20%	$1.02
IQ Chaikin U.S. Large Cap ETF
Actual	$1,000.00	$1,080.60	0.25%	$1.31
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ Chaikin U.S. Small Cap ETF
Actual	$1,000.00	$1,041.10	0.35%	$1.80
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
IQ 500 International ETF
Actual	$1,000.00	$1,033.20	0.25%	$1.28
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,023.95	0.25%	$1.28
IQ Candriam ESG U.S. Equity ETF
Actual	$1,000.00	$1,134.30	0.09%	$0.48
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.75	0.09%	$0.46
IQ Candriam ESG International Equity ETF
Actual	$1,000.00	$1,050.60	0.15%	$0.78
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.45	0.15%	$0.77
IQ Healthy Hearts ETF
Actual	$1,000.00	$1,097.90	0.45%	$2.38
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.30
IQ Engender Equality ETF*
Actual	$1,000.00	$1,005.20	0.45%	$0.14
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29
IQ Cleaner Transport ETF*
Actual	$1,000.00	$1,033.00	0.45%	$0.14
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

Fund Expenses (unaudited) (continued)

	Beginning Account Value 05/01/2021	Ending Account Value 10/31/2021	Annualized Expense Ratios for the Period 05/01/2021 to 10/31/2021	Expenses Paid During the Period 05/01/2021 to 10/31/20211
IQ Clean Oceans ETF*
Actual	$1,000.00	$1,018.20	0.45%	$0.14
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,022.94	0.45%	$2.29

*
Fund commenced operation on October 21, 2021. Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending value for the period, multiplied by 11/365 (to reflect commencement of operation).

1
Unless otherwise indicated, expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365.

Portfolio Summaries*

October 31, 2021 (unaudited)
IQ Hedge Multi-Strategy Tracker ETF
Net Assets ($ mil): $819.4
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	18.6%
U.S. Ultra Short Term Bond Funds	13.4
Money Market Funds	10.6
Bank Loan Funds	10.6
Convertible Bond Funds	10.4
U.S. Medium Term Treasury Bond Funds	6.0
Europe Equity Funds	5.5
Emerging Equity Funds	3.2
U.S. Dollar Fund	2.8
Gold Funds	2.6
BRIC Equity Funds	2.6
U.S. Small Cap Growth Funds	2.4
Floating Rate – Investment Grade Funds	2.2
International Small Cap Equity Funds	2.1
Emerging Markets Small Cap Equity Fund	2.0
Emerging Bonds – Local Currency Funds	2.0
Silver Funds	2.0
High Yield Corporate Bond Funds	1.8
International Bond Fund	1.7
Emerging Bonds – USD Funds	1.7
U.S. Large Cap Core Funds	1.5
U.S. Large Cap Growth Funds	1.5
U.S. Preferred Funds	1.4
Mortgage Backed Securities Funds	0.6
International Large Cap Growth Fund	0.6
International Equity Core Funds	0.5
Volatility Note	0.2
Municipal Bond Fund	0.1
Total Investments	110.6
Other Assets and Liabilites, Net	(10.6)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

Abbreviation
BRIC — Brazil, Russia, India, China
IQ Hedge Macro Tracker ETF
Net Assets ($ mil): $4.2
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	26.3%
Convertible Bond Funds	8.3
Emerging Equity Funds	8.0
BRIC Equity Funds	7.2
Europe Equity Funds	7.0
Investment Grade Corporate Bond Funds	6.6
U.S. Medium Term Treasury Bond Funds	6.6
Money Market Funds	6.3
Floating Rate – Investment Grade Funds	5.6
Emerging Bonds – Local Currency Funds	5.6
Gold Funds	3.4
High Yield Corporate Bond Funds	3.2
Emerging Small Cap Equity Fund	2.7
Emerging Bonds – USD Funds	2.7
U.S. Dollar Fund	2.7
Silver Funds	2.5
U.S. Large Cap Growth Funds	1.0
U.S. Large Cap Core Funds	0.5
Total Investments	106.2
Other Assets and Liabilites, Net	(6.2)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2021 (unaudited)
IQ Hedge Market Neutral Tracker ETF
Net Assets ($ mil): $17.6
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	38.2%
Bank Loan Funds	19.6
International Bond Fund	10.5
U.S. Medium Term Treasury Bond Funds	8.3
Mortgage Backed Securities Funds	6.2
International Small Cap Equity Funds	5.8
Money Market Funds	4.5
Investment Grade Corporate Bond Funds	3.5
Floating Rate – Investment Grade Funds	2.1
High Yield Corporate Bond Funds	2.0
Municipal Bond Fund	1.5
Emerging Equity Funds	1.2
Convertible Bond Funds	0.7
Emerging Bonds – Local Currency Funds	0.3
U.S. Momentum Fund	0.1
Total Investments	104.5
Other Assets and Liabilites, Net	(4.5)
Total Net Assets	100.0%
IQ Hedge Long/Short Tracker ETF
Net Assets ($ mil): $18.1
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	21.5%
U.S. Large Cap Core Funds	18.4
International Small Cap Equity Funds	17.8
Money Market Funds	15.7
U.S. Large Cap Growth Funds	11.3
International Large Cap Growth Fund	9.0
Bank Loan Funds	8.6
International Equity Core Funds	8.4
U.S. REITS Funds	4.1
Volatility Note	1.0
U.S. Ultra Short Term Bond Funds	0.2
Total Investments	116.0
Other Assets and Liabilites, Net	(16.0)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ Hedge Event-Driven Tracker ETF
Net Assets ($ mil): $19.2
Asset Class	% of Net Assets
Investment Grade Corporate Bond Funds	39.6%
Bank Loan Funds	24.2
Convertible Bond Funds	22.9
U.S. Small Cap Growth Funds	8.3
Money Market Funds	8.0
U.S. Preferred Funds	4.8
Total Investments	107.8
Other Assets and Liabilites, Net	(7.8)
Total Net Assets	100.0%
IQ Real Return ETF
Net Assets ($ mil): $55.3
Asset Class	% of Net Assets
U.S. Ultra Short Term Bond Funds	67.4%
Money Market Funds	19.3
U.S. Medium Term Treasury Bond Funds	10.0
U.S. Large Cap Core Funds	7.8
Japanese Yen Fund	7.4
Euro Fund	2.7
U.S. Long Term Treasury Bond Funds	2.5
Oil Fund	2.2
Total Investments	119.3
Other Assets and Liabilites, Net	(19.3)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2021 (unaudited)
IQ S&P High Yield Low Volatility Bond ETF
Net Assets ($ mil): $37.4
Industry	% of Net Assets
Consumer Discretionary	14.4%
Health Care	12.8
Energy	11.6
Media	9.7
Industrials	8.7
Consumer Staples	7.4
Materials	7.0
Financials	6.0
Real Estate	5.2
Information Technology	4.9
Telecommunication Services	4.6
Utilities	4.4
Money Market Fund	2.5
Transportation	1.3
Total Investments	100.5
Other Assets and Liabilites, Net	(0.5)
Total Net Assets	100.0%
IQ Merger Arbitrage ETF
Net Assets ($ mil): $726.5
Industry	% of Net Assets
Health Care	23.9%
Information Technology	17.8
Industrials	13.2
Financials	10.1
Money Market Funds	9.5
Utilities	6.6
Materials	5.5
Consumer Discretionary	5.2
Real Estate	4.3
Communication Services	1.5
Energy	1.3
Consumer Staples	1.2
Total Investments	100.1
Other Assets and Liabilites, Net	(0.1)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Global Resources ETF
Net Assets ($ mil): $30.1
Asset Class	% of Net Assets
Energy	30.8%
Grains Food Fiber	23.9
Industrial Metals	22.2
Precious Metals	7.8
Livestock	5.3
Water	5.0
Timber	4.8
Money Market Funds	1.4
Coal	0.0(a)
Total Investments	101.2
Other Assets and Liabilites, Net	(1.2)
Total Net Assets	100.0%
IQ U.S. Real Estate Small Cap ETF
Net Assets ($ mil): $49.3
Asset Class	% of Net Assets
Specialized REITs	18.8%
Retail REITs	17.1
Mortgage REITs	15.8
Diversified REITs	15.5
Office REITs	13.6
Hotel REITs	12.5
Residential REITs	6.4
Money Market Funds	0.9
Total Investments	100.6
Other Assets and Liabilites, Net	(0.6)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2021 (unaudited)
IQ 50 Percent Hedged FTSE International ETF
Net Assets ($ mil): $322.6
Asset Class	% of Net Assets
Financials	16.9%
Industrials	15.8
Consumer Discretionary	12.7
Health Care	11.8
Information Technology	11.2
Consumer Staples	9.3
Materials	7.7
Communication Services	4.8
Energy	3.3
Real Estate	3.2
Utilities	3.1
Money Market Funds	2.3
Total Investments	102.1
Other Assets and Liabilites, Net	(2.1)
Total Net Assets	100.0%
IQ Chaikin U.S. Large Cap ETF
Net Assets ($ mil): $326.9
Asset Class	% of Net Assets
Information Technology	28.2%
Health Care	16.5
Financials	13.6
Industrials	10.0
Consumer Discretionary	9.4
Communication Services	8.4
Real Estate	5.5
Consumer Staples	3.9
Utilities	1.6
Materials	1.6
Energy	1.3
Money Market Funds	0.9
Total Investments	100.9
Other Assets and Liabilites, Net	(0.9)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

IQ Chaikin U.S. Small Cap ETF
Net Assets ($ mil): $224.8
Asset Class	% of Net Assets
Financials	27.5%
Industrials	18.1
Health Care	12.8
Information Technology	12.5
Consumer Discretionary	9.3
Materials	4.5
Energy	4.2
Communication Services	3.2
Consumer Staples	3.2
Real Estate	2.5
Utilities	2.1
Money Market Funds	1.4
Total Investments	101.3
Other Assets and Liabilites, Net	(1.3)
Total Net Assets	100.0%
IQ 500 International ETF
Net Assets ($ mil): $244.3
Asset Class	% of Net Assets
Industrials	21.4%
Consumer Discretionary	12.9
Consumer Staples	11.7
Financials	10.0
Materials	9.7
Communication Services	7.9
Energy	7.5
Health Care	7.2
Utilities	6.3
Information Technology	5.1
Money Market Fund	2.7
Total Investments	102.4
Other Assets and Liabilites, Net	(2.4)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2021 (unaudited)
IQ Candriam ESG U.S. Equity ETF
Net Assets ($ mil): $481.2
Asset Class	% of Net Assets
Information Technology	36.9%
Health Care	14.2
Communication Services	10.2
Consumer Discretionary	10.1
Financials	8.7
Industrials	6.4
Consumer Staples	5.2
Real Estate	3.4
Materials	2.5
Utilities	1.3
Energy	1.0
Money Market Funds	0.1
Total Investments	100.0
Other Assets and Liabilites, Net	0.0(a)
Total Net Assets	100.0%
IQ Candriam ESG International Equity ETF
Net Assets ($ mil): $212.7
Asset Class	% of Net Assets
Financials	17.8%
Industrials	16.9
Health Care	13.0
Consumer Discretionary	11.3
Information Technology	10.7
Consumer Staples	7.9
Materials	7.0
Communication Services	4.8
Energy	4.6
Real Estate	3.0
Utilities	2.7
Money Market Funds	1.5
Total Investments	101.2
Other Assets and Liabilites, Net	(1.2)
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Healthy Hearts ETF
Net Assets ($ mil): $7.2
Asset Class	% of Net Assets
Health Care	62.4%
Consumer Discretionary	17.2
Consumer Staples	8.2
Communication Services	5.2
Information Technology	5.1
Industrials	1.3
Real Estate	0.5
Money Market Funds	0.0(a)
Total Investments	99.9
Other Assets and Liabilites, Net	0.1
Total Net Assets	100.0%
IQ Engender Equality ETF
Net Assets ($ mil): $5.0
Asset Class	% of Net Assets
Financials	18.1%
Health Care	17.1
Consumer Discretionary	16.6
Information Technology	16.1
Consumer Staples	11.6
Communication Services	8.6
Industrials	6.9
Materials	3.8
Real Estate	1.3
Total Investments	100.1
Other Assets and Liabilites, Net	(0.1)
Total Net Assets	100.0%

See notes to financial statements.

Portfolio Summaries* (continued)

October 31, 2021 (unaudited)
IQ Cleaner Trasport ETF
Net Assets ($ mil): $5.2
Asset Class	% of Net Assets
Industrials	34.5%
Consumer Discretionary	28.7
Information Technology	23.4
Utilities	9.8
Communication Services	3.0
Materials	0.5
Money Market Funds	0.0(a)
Total Investments	99.9
Other Assets and Liabilites, Net	0.1
Total Net Assets	100.0%

*
Each Fund’s portfolio is subject to change.

(a)
Less than 0.05%.

IQ Clean Oceans ETF
Net Assets ($ mil): $5.1
Asset Class	% of Net Assets
Information Technology	22.9%
Utilities	17.2
Industrials	16.7
Consumer Staples	16.5
Consumer Discretionary	14.4
Materials	12.6
Total Investments	100.3
Other Assets and Liabilites, Net	(0.3)
Total Net Assets	100.0%

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF

October 31, 2021 (unaudited)
	Shares	Value
Exchange Traded Note — 0.2%
Volatility Note — 0.2%
iPath Series B S&P 500 VIX Short-Term Futures ETN* (Cost $2,373,898)	75,845	$1,626,117
Exchange Traded Vehicles — 7.4%
Gold Funds — 2.6%
Aberdeen Standard Physical Gold Shares ETF*	82,071	1,404,235
Graniteshares Gold Trust*(a)	35,828	633,797
iShares Gold Trust*	500,699	16,988,717
SPDR Gold MiniShares Trust*(a)	150,692	2,671,769
Total Gold Funds		21,698,518
Silver Funds — 2.0%
Aberdeen Standard Physical Silver Shares ETF*	49,830	1,146,588
iShares Silver Trust*	684,987	15,131,363
Total Silver Funds		16,277,951
U.S. Dollar Fund — 2.8%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	899,718	22,717,880
Total Exchange Traded Vehicles
(Cost $61,063,415)		60,694,349
Investment Companies — 92.4%
Bank Loan Funds — 10.6%
Invesco Senior Loan ETF(a)	1,804,510	39,843,581
SPDR Blackstone Senior Loan ETF	1,017,585	46,707,152
Total Bank Loan Funds		86,550,733
BRIC Equity Funds — 2.6%
iShares MSCI China ETF	235,682	16,318,622
SPDR S&P China ETF	40,459	4,555,683
Total BRIC Equity Funds		20,874,305
Convertible Bond Funds — 10.4%
iShares Convertible Bond ETF(a)	168,385	17,246,833
SPDR Bloomberg Barclays Convertible Securities ETF(a)	776,161	68,286,645
Total Convertible Bond Funds		85,533,478
Emerging Bonds — Local Currency Funds — 2.0%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	180,983	4,504,667
VanEck J. P. Morgan EM Local Currency Bond ETF	403,147	11,868,648
Total Emerging Bonds — Local Currency Funds		16,373,315
Emerging Bonds — USD Funds — 1.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	110,253	12,115,702
Vanguard Emerging Markets Government Bond ETF(a)	23,326	1,819,428
Total Emerging Bonds — USD Funds		13,935,130
	Shares	Value
Investment Companies (continued)
Emerging Equity Funds — 3.2%
iShares Core MSCI Emerging Markets ETF	206,958	$12,920,388
Vanguard FTSE Emerging Markets ETF(a)	257,581	13,049,053
Total Emerging Equity Funds		25,969,441
Emerging Markets Small Cap Equity Fund — 2.0%
SPDR S&P Emerging Markets SmallCap ETF	278,763	16,530,646
Europe Equity Funds — 5.5%
iShares Core MSCI Europe ETF(a)	152,027	8,951,350
Vanguard FTSE Europe ETF	521,439	35,932,361
Total Europe Equity Funds		44,883,711
Floating Rate — Investment Grade Funds — 2.2%
iShares Floating Rate Bond ETF(a)	259,346	13,172,183
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF(a)	157,751	4,833,491
Total Floating Rate — Investment Grade Funds		18,005,674
High Yield Corporate Bond Funds — 1.9%
iShares 0-5 Year High Yield Corporate Bond ETF	18,331	834,977
iShares iBoxx High Yield Corporate Bond ETF(a)	85,919	7,468,939
SPDR Bloomberg Barclays High Yield Bond ETF(a)	32,040	3,480,185
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	27,059	738,981
Xtrackers USD High Yield Corporate Bond ETF(a)	65,917	2,624,815
Total High Yield Corporate Bond Funds		15,147,897
International Bond Fund — 1.7%
SPDR Bloomberg Barclays International Treasury Bond ETF	492,684	14,080,909
International Equity Core Funds — 0.5%
iShares Core MSCI EAFE ETF	28,045	2,145,723
Vanguard FTSE Developed Markets ETF	43,024	2,242,411
Total International Equity Core Funds		4,388,134
International Large Cap Growth Fund — 0.6%
iShares MSCI EAFE Growth ETF(a)	42,460	4,710,937
International Small Cap Equity Funds — 2.1%
Schwab International Small-Cap Equity ETF	110,798	4,758,774
Vanguard FTSE All World ex-U.S. Small-Cap ETF	89,612	12,364,664
Total International Small Cap Equity Funds		17,123,438

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds — 18.6%
iShares Broad USD Investment Grade Corporate Bond ETF	6,202	$373,546
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	17,293	2,308,270
SPDR Portfolio Short Term Corporate Bond ETF	735,553	22,883,054
Vanguard Intermediate-Term Corporate Bond ETF	27,653	2,596,340
Vanguard Short-Term Corporate Bond ETF(a)	1,521,897	124,612,926
Total Investment Grade Corporate Bond Funds		152,774,136
Mortgage Backed Securities Funds — 0.6%
iShares MBS ETF	24,921	2,687,231
SPDR Portfolio Mortgage Backed Bond ETF(a)	17,265	440,776
Vanguard Mortgage-Backed Securities ETF(a)	30,703	1,630,636
Total Mortgage Backed Securities Funds		4,758,643
Municipal Bond Fund — 0.1%
VanEck High Yield Muni ETF(a)	19,143	1,188,589
U.S. Large Cap Core Funds — 1.5%
Energy Select Sector SPDR Fund	40,846	2,347,420
Financial Select Sector SPDR Fund	152,323	6,132,524
Health Care Select Sector SPDR Fund(a)	2,673	357,701
Technology Select Sector SPDR Fund	5,575	900,530
Vanguard Energy ETF	5,948	483,096
Vanguard Financials ETF	16,368	1,631,071
Vanguard Health Care ETF(a)	1,482	383,023
Vanguard Information Technology ETF	520	225,763
Total U.S. Large Cap Core Funds		12,461,128
U.S. Large Cap Growth Funds — 1.5%
Schwab U.S. Large-Cap Growth ETF	10,282	1,658,075
Vanguard Growth ETF(a)	27,070	8,504,041
Vanguard Mega Cap Growth ETF(a)	4,957	1,259,772
Vanguard Russell 1000 Growth ETF	9,623	737,122
Total U.S. Large Cap Growth Funds		12,159,010
U.S. Medium Term Treasury Bond Funds — 6.0%
iShares 3-7 Year Treasury Bond ETF(a)	180,410	23,281,911
Schwab Intermediate-Term U.S. Treasury ETF(a)	145,570	8,183,945
Vanguard Intermediate-Term Treasury ETF(a)	259,100	17,359,700
Total U.S. Medium Term Treasury Bond Funds		48,825,556
U.S. Preferred Funds — 1.4%
Invesco Preferred ETF(a)	204,593	3,085,262
iShares Preferred & Income Securities ETF(a)	213,632	8,410,692
Total U.S. Preferred Funds		11,495,954

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds — 2.4%
iShares Russell 2000 Growth ETF(a)	22,105	$6,795,519
iShares S&P Small-Cap 600 Growth ETF(a)	26,268	3,559,577
Vanguard Small-Cap Growth ETF(a)	31,316	9,257,009
Total U.S. Small Cap Growth Funds		19,612,105
U.S. Ultra Short Term Bond Funds — 13.3%
Invesco Treasury Collateral ETF(a)	2,914	307,908
IQ Ultra Short Duration ETF†(b)	2,209,310	109,143,449
Total U.S. Ultra Short Term Bond Funds		109,451,357
Total Investment Companies (Cost $735,924,832)		756,834,226
Short-Term Investments — 10.6%
Money Market Funds — 10.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	85,810,162	85,810,162
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	781,922	781,922
Total Short-Term Investments (Cost $86,592,084)		86,592,084
Total Investments — 110.6% (Cost $885,954,229)		905,746,776
Other Assets and Liabilities, Net — (10.6)%		(86,351,537)
Net Assets — 100.0%		$819,395,239

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $130,691,744; total market value of collateral held by the Fund was $133,575,953. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $47,765,791.

(b)
All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $642,221.

(c)
Reflects the 1-day yield at October 31, 2021.

(d)
Represents security purchased with cash collateral received for securities on loan.

Abbreviation
BRIC — Brazil, Russia, India, China

See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Aberdeen Standard Physical Gold Shares ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$36,359	$—
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	36,359	—
Aberdeen Standard Physical Silver Shares ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	29,683	—
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	29,683	—
Consumer Discretionary Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,000,520)	—
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	7/05/2023	Monthly	(1,000,520)	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	60,803	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	60,803	—
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(73,498)	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF - 24.40%	7/05/2023	Monthly	(73,498)	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	158,785	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	158,785	—
FlexShares Global Upstream Natural Resources Index Fund	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(32,778)	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF - 0.50%	7/05/2023	Monthly	(32,778)	—
Graniteshares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	16,416	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,416	—
Health Care Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	9,234	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,234	—
Invesco DB U.S. Dollar Index Bullish Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	588,224	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	588,224	—
Invesco KBW Bank ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(139,912)	—
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 2.85%	7/05/2023	Monthly	(139,912)	—
Invesco Preferred ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	79,894	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	79,894	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,031,688	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,031,688	—
Invesco Treasury Collateral ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	7,925	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,925	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	42,108	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	42,108	—
IQ Ultra Short Duration ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	2,826,068	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,826,068	—
iShares 0-5 Year High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	21,636	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	21,636	—
iShares 20+ Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(2,918,059)	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.85%	7/05/2023	Monthly	$(2,918,059)	$—
iShares 3-7 Year Treasury Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	602,793	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	602,793	—
iShares Broad USD Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	9,697	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,697	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	446,573	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	446,573	—
iShares Core MSCI EAFE ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	55,546	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	55,546	—
iShares Core MSCI Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	334,562	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	334,562	—
iShares Core MSCI Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	231,752	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	231,752	—
iShares Core S&P U.S. Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(253,946)	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 0.85%	7/05/2023	Monthly	(253,946)	—
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(88,803)	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 3.15%	7/05/2023	Monthly	(88,803)	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	341,055	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	341,055	—
iShares Gold Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	439,902	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	439,902	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	59,799	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	59,799	—
iShares iBoxx High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	193,419	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	193,419	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	313,736	—
iShares J.P. Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	313,736	—
iShares MBS ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	69,550	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	69,550	—
iShares MSCI China ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	422,572	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	422,572	—
iShares MSCI EAFE Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	121,934	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	121,934	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(4,332,714)	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(4,332,714)	—
iShares MSCI Japan ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(8,892)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 1.35%	7/05/2023	Monthly	(8,892)	—
iShares MSCI USA Momentum Factor ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,255,056)	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/05/2023	Monthly	(1,255,056)	—
iShares Preferred & Income Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	217,795	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$217,795	$—
iShares Russell 2000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	175,844	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	175,844	—
iShares Russell 2000 Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(172,037)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(172,037)	—
iShares S&P Small-Cap 600 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	92,147	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	92,147	—
iShares S&P Small-Cap 600 Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(95,473)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 3.10%	7/05/2023	Monthly	(95,473)	—
iShares Silver Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	391,788	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	391,788	—
iShares TIPS Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(433,103)	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(433,103)	—
Schwab Intermediate-Term U.S. Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	211,893	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	211,893	—
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	123,224	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	123,224	—
Schwab U.S. Large-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	42,895	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	42,895	—
Schwab U.S. Large-Cap Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(234,039)	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.55%	7/05/2023	Monthly	(234,039)	—
Schwab U.S. TIPS ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(255,006)	—
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 0.90%	7/05/2023	Monthly	(255,006)	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,209,419	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,209,419	—
SPDR Bloomberg Barclays Convertible Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	1,768,134	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,768,134	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	116,635	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	116,635	—
SPDR Bloomberg Barclays High Yield Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	90,155	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	90,155	—
SPDR Bloomberg Barclays International Treasury Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	364,595	—
SPDR Bloomberg Barclays International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	364,595	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	$125,164	$—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	125,164	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	19,144	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	19,144	—
SPDR Dow Jones International Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(665,564)	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.80%	7/05/2023	Monthly	(665,564)	—
SPDR Gold MiniShares Trust	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	69,182	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	69,182	—
SPDR Portfolio Long Term Treasury ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(692,189)	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(692,189)	—
SPDR Portfolio Mortgage Backed Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	11,412	—
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,412	—
SPDR Portfolio S&P 500 Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(298,868)	—
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 0.65%	7/05/2023	Monthly	(298,868)	—
SPDR Portfolio Short Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	592,521	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	592,521	—
SPDR S&P Bank ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(138,461)	—
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(138,461)	—
SPDR S&P China ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	118,005	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	118,005	—
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	428,027	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	428,027	—
SPDR S&P Global Natural Resources ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(13,031)	—
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF - 0.50%	7/05/2023	Monthly	(13,031)	—
Technology Select Sector SPDR Fund	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	23,260	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,260	—
VanEck High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	30,797	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	307,324	—
VanEck Vectors High Yield Muni ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	30,797	—
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	307,324	—
Vanguard Consumer Discretionary ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(321,192)	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 4.40%	7/05/2023	Monthly	(321,192)	—
Vanguard Emerging Markets Government Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	47,112	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$47,112	$—
Vanguard Energy ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	12,508	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	12,508	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	42,252	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	42,252	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	320,114	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	320,114	—
Vanguard FTSE Developed Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	58,062	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	58,062	—
Vanguard FTSE Emerging Markets ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	337,902	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	337,902	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	930,423	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	930,423	—
Vanguard Global ex-U.S. Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(3,744,860)	—
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(3,744,860)	—
Vanguard Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	220,219	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	220,219	—
Vanguard Health Care ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	9,821	—
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,821	—
Vanguard Information Technology ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	5,644	—
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,644	—
Vanguard Intermediate-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	67,225	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	67,225	—
Vanguard Intermediate-Term Treasury ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	449,503	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	449,503	—
Vanguard Long-Term Treasury ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(390,560)	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 2.65%	7/05/2023	Monthly	(390,560)	—
Vanguard Mega Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	32,530	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	32,530	—
Vanguard Mortgage-Backed Securities ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	42,222	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	42,222	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(1,644,432)	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	7/05/2023	Monthly	(1,644,432)	—
Vanguard Russell 1000 Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	19,073	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	19,073	—
Vanguard Russell 1000 Value	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(155,468)	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 0.85%	7/05/2023	Monthly	$(155,468)	$—
Vanguard Short-Term Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	3,226,645	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,226,645	—
Vanguard Small-Cap Growth ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	239,732	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	239,732	—
Vanguard Small-Cap Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(273,773)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(273,773)	—
Vanguard Value ETF	Merrill Lynch	1-Day FEDL01	2/28/2023	Monthly	(2,034,759)	—
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/05/2023	Monthly	(2,034,759)	—
Xtrackers USD High Yield Corporate Bond ETF	Merrill Lynch	1-Day FEDL01 + 0.50%	2/28/2023	Monthly	67,973	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	67,973	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of  $880,000 at October 31, 2021.
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $642,221 and with Merrill Lynch amounted to $ — at October 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)
Reflects the value at reset date of October 31, 2021.

Abbreviations
FEDEF — Federal Funds Effective Rate
FEDL01 — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Note	$1,626,117	$—	$—	$1,626,117
Exchange Traded Vehicles	60,694,349	—	—	60,694,349
Investment Companies	756,834,226	—	—	756,834,226
Short-Term Investments:
Money Market Funds	86,592,084	—	—	86,592,084
Total Investments in Securities	905,746,776	—	—	905,746,776
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$905,746,776	$—	$—	$905,746,776
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedule of Investments.

(h)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2021 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	2,333,212	115,750,647	17,785,309	(23,887,218)	18,517	(523,806)	568,020	—	2,209,310	109,143,449
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF

October 31, 2021 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 8.6%
Gold Funds — 3.4%
Aberdeen Standard Physical Gold Shares ETF*	540	$9,239
Graniteshares Gold Trust*(a)	236	4,175
iShares Gold Trust*	3,292	111,697
SPDR Gold MiniShares Trust*	991	17,571
Total Gold Funds		142,682
Silver Funds — 2.5%
Aberdeen Standard Physical Silver Shares ETF*	328	7,547
iShares Silver Trust*	4,504	99,494
Total Silver Funds		107,041
U.S. Dollar Fund — 2.7%
Invesco DB U.S. Dollar Index Bullish Fund*(a)	4,511	113,902
Total Exchange Traded Vehicles
(Cost $361,622)		363,625
Investment Companies — 91.3%
BRIC Equity Funds — 7.2%
iShares MSCI China ETF	3,443	238,393
SPDR S&P China ETF	591	66,547
Total BRIC Equity Funds		304,940
Convertible Bond Funds — 8.3%
iShares Convertible Bond ETF	694	71,083
SPDR Bloomberg Barclays Convertible Securities ETF	3,197	281,272
Total Convertible Bond Funds		352,355
Emerging Bonds — Local Currency Funds — 5.6%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	2,608	64,913
VanEck J. P. Morgan EM Local Currency Bond ETF	5,808	170,988
Total Emerging Bonds — Local Currency Funds		235,901
Emerging Bonds — USD Funds — 2.7%
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)	902	99,121
Vanguard Emerging Markets Government Bond ETF	191	14,898
Total Emerging Bonds — USD Funds		114,019
Emerging Equity Funds — 8.0%
iShares Core MSCI Emerging Markets ETF	2,708	169,061
Vanguard FTSE Emerging Markets ETF	3,370	170,724
Total Emerging Equity Funds		339,785
Emerging Small Cap Equity Fund — 2.7%
SPDR S&P Emerging Markets SmallCap ETF	1,947	115,457
Europe Equity Funds — 7.0%
iShares Core MSCI Europe ETF(a)	1,000	58,880
Vanguard FTSE Europe ETF	3,429	236,292
Total Europe Equity Funds		295,172
	Shares	Value
Investment Companies (continued)
Floating Rate — Investment Grade Funds — 5.6%
iShares Floating Rate Bond ETF	3,454	$175,429
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	2,101	64,374
Total Floating Rate — Investment Grade Funds		239,803
High Yield Corporate Bond Funds — 3.2%
iShares iBoxx High Yield Corporate Bond ETF(a)	851	73,977
SPDR Bloomberg Barclays High Yield Bond ETF(a)	317	34,433
Xtrackers USD High Yield Corporate Bond ETF(a)	653	26,003
Total High Yield Corporate Bond Funds		134,413
Investment Grade Corporate Bond Funds — 6.6%
SPDR Portfolio Short Term Corporate Bond ETF	1,393	43,336
Vanguard Short-Term Corporate Bond ETF	2,882	235,978
Total Investment Grade Corporate Bond Funds		279,314
U.S. Large Cap Core Funds — 0.5%
Energy Select Sector SPDR Fund	292	16,781
Vanguard Energy ETF	43	3,493
Total U.S. Large Cap Core Funds		20,274
U.S. Large Cap Growth Funds — 1.0%
Schwab U.S. Large-Cap Growth ETF	35	5,644
Vanguard Growth ETF(a)	91	28,588
Vanguard Mega Cap Growth ETF(a)	17	4,320
Vanguard Russell 1000 Growth ETF	32	2,451
Total U.S. Large Cap Growth Funds		41,003
U.S. Medium Term Treasury Bond Funds — 6.6%
iShares 3-7 Year Treasury Bond ETF	1,030	132,921
Schwab Intermediate-Term U.S. Treasury ETF	831	46,719
Vanguard Intermediate-Term Treasury ETF	1,479	99,093
Total U.S. Medium Term Treasury Bond Funds		278,733
U.S. Ultra Short Term Bond Funds — 26.3%
Invesco Treasury Collateral ETF	30	3,170
IQ Ultra Short Duration ETF†	22,493	1,111,190
Total U.S. Ultra Short Term Bond Funds		1,114,360
Total Investment Companies
(Cost $3,620,708)		3,865,529
Short-Term Investments — 6.3%
Money Market Funds — 6.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	259,144	259,144

See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	8,324	$8,324
Total Short-Term Investments
(Cost $267,468)		267,468
Total Investments — 106.2%
(Cost $4,249,798)		4,496,622
Other Assets and Liabilities, Net — (6.2)%		(263,808)
Net Assets — 100.0%		$4,232,814

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $370,352; total market value of collateral held by the Fund was $379,174. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $120,030.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

Abbreviation
BRIC — Brazil, Russia, India, China

Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Aberdeen Standard Physical Gold Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$924	$—
Aberdeen Standard Physical Silver Shares ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	759	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,667	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF - 39.13%	5/03/2022	Monthly	(1,628)	—
FlexShares Global Upstream Natural Resources Index Fund	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(1,009)	—
Graniteshares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	425	—
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,413	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	317	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	111,351	—
iShares 20+ Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF - 0.83%	5/03/2022	Monthly	(40,024)	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	13,292	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.43%	5/03/2022	Monthly	(5,421)	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,170	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,919	—
iShares Core MSCI Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	5,888	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF - 2.98%	5/03/2022	Monthly	(1,955)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,573	—
iShares Gold Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,197	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(33,503)	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	7,389	—
iShares JP Morgan USD Emerging Markets Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,890	—
iShares MSCI China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,888	—
iShares MSCI Emerging Markets Min Vol Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(125,436)	—
iShares MSCI Japan ETF	Morgan Stanley	1-Day FEDEF - 0.58%	5/03/2022	Monthly	(137)	—
iShares Silver Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,963	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,666	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	484	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	$28,154	$—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,496	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,476	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,465	—
SPDR Dow Jones International Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.63%	5/03/2022	Monthly	(19,278)	—
SPDR Gold MiniShares Trust	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,755	—
SPDR Portfolio Long Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(9,501)	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,355	—
SPDR S&P China ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	6,643	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	11,564	—
SPDR S&P Global Natural Resources ETF	Morgan Stanley	1-Day FEDEF - 12.53%	5/03/2022	Monthly	(378)	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,134	—
Vanguard Emerging Markets Government Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,482	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	325	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	17,123	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,705	—
Vanguard Global ex-U.S. Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(108,388)	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,827	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 0.63%	5/03/2022	Monthly	(37,744)	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,916	—
Vanguard Long-Term Treasury ETF	Morgan Stanley	1-Day FEDEF - 1.38%	5/03/2022	Monthly	(5,354)	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	508	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	5/03/2022	Monthly	(36,419)	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	230	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	23,663	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,588	—
						$—

At October 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)
Reflects the value at reset date of October 31, 2021.

Abbreviation
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedule of Investments — IQ Hedge Macro Tracker ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Vehicles	$363,625	$—	$—	$363,625
Investment Companies	3,865,529	—	—	3,865,529
Short-Term Investments:
Money Market Funds	267,468	—	—	267,468
Total Investments in Securities	4,496,622	—	—	4,496,622
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$4,496,622	$—	$—	$4,496,622
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	15,621	774,958	417,543	(76,603)	(214)	(4,494)	4,809	—	22,493	1,111,190
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF

October 31, 2021 (unaudited)
	Shares	Value
Investment Companies — 100.0%
Bank Loan Funds — 19.6%
Invesco Senior Loan ETF(a)	72,166	$1,593,425
SPDR Blackstone Senior Loan ETF	40,695	1,867,901
Total Bank Loan Funds		3,461,326
Convertible Bond Funds — 0.7%
iShares Convertible Bond ETF	231	23,660
SPDR Bloomberg Barclays Convertible Securities ETF	1,063	93,523
Total Convertible Bond Funds		117,183
Emerging Bonds — Local Currency Funds — 0.3%
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	574	14,287
VanEck J. P. Morgan EM Local Currency Bond ETF	1,278	37,624
Total Emerging Bonds — Local Currency Funds		51,911
Emerging Equity Funds — 1.2%
iShares Core MSCI Emerging Markets ETF	1,693	105,694
Vanguard FTSE Emerging Markets ETF	2,107	106,740
Total Emerging Equity Funds		212,434
Floating Rate — Investment Grade Funds — 2.1%
iShares Floating Rate Bond ETF	5,224	265,327
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	3,178	97,374
Total Floating Rate — Investment Grade Funds		362,701
High Yield Corporate Bond Funds — 2.0%
iShares 0-5 Year High Yield Corporate Bond ETF	4,179	190,354
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	6,169	168,475
Total High Yield Corporate Bond Funds		358,829
International Bond Fund — 10.5%
SPDR Bloomberg Barclays International Treasury Bond ETF	65,067	1,859,615
International Small Cap Equity Funds — 5.8%
Schwab International Small-Cap Equity ETF	6,653	285,746
Vanguard FTSE All World ex-U.S. Small-Cap ETF	5,381	742,471
Total International Small Cap Equity Funds		1,028,217
Investment Grade Corporate Bond Funds — 3.5%
iShares Broad USD Investment Grade Corporate Bond ETF	723	43,547
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	2,017	269,229
	Shares	Value
Investment Companies (continued)
Investment Grade Corporate Bond Funds (continued)
Vanguard Intermediate-Term Corporate Bond ETF	3,225	$302,795
Total Investment Grade Corporate Bond Funds		615,571
Mortgage Backed Securities Funds — 6.2%
iShares MBS ETF	5,682	612,690
SPDR Portfolio Mortgage Backed Bond ETF(a)	3,936	100,486
Vanguard Mortgage-Backed Securities ETF	7,000	371,770
Total Mortgage Backed Securities Funds		1,084,946
Municipal Bond Fund — 1.5%
VanEck High Yield Muni ETF(a)	4,364	270,961
U.S. Medium Term Treasury Bond Funds — 8.3%
iShares 3-7 Year Treasury Bond ETF	5,435	701,386
Schwab Intermediate-Term U.S. Treasury ETF	4,386	246,581
Vanguard Intermediate-Term Treasury ETF	7,806	523,002
Total U.S. Medium Term Treasury Bond Funds		1,470,969
U.S. Momentum Fund — 0.1%
iShares MSCI USA Momentum Factor ETF	44	8,390
U.S. Ultra Short Term Bond Funds — 38.2%
Invesco Treasury Collateral ETF	179	18,914
IQ Ultra Short Duration ETF†	135,902	6,713,776
Total U.S. Ultra Short Term Bond Funds		6,732,690
Total Investment Companies (Cost $17,612,775)		17,635,743
Short-Term Investments — 4.5%
Money Market Funds — 4.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	755,685	755,685
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	37,419	37,419
Total Short-Term Investments (Cost $793,104)		793,104
Total Investments — 104.5% (Cost $18,405,879)		18,428,847
Other Assets and Liabilities, Net — (4.5)%		(798,071)
Net Assets — 100.0%		$17,630,776

†
Affiliated Fund.

See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2021 (unaudited)
(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,003,642; total market value of collateral held by the Fund was $1,025,182. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $269,497.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco DB U.S. Dollar Index Bullish Fund	Morgan Stanley	1-Day FEDEF - 4.08%	5/03/2022	Monthly	$(382,007)	$—
Invesco KBW Bank ETF	Morgan Stanley	1-Day FEDEF - 3.68%	5/03/2022	Monthly	(53,494)	—
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF - 0.63%	5/03/2022	Monthly	(70,861)	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	159,925	—
Invesco Treasury Collateral ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,902	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	673,838	—
iShares 0-5 Year High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	19,086	—
iShares 3-7 Year Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	70,332	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	4,397	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	2,356	—
iShares Core MSCI Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,613	—
iShares Core S&P U.S. Value ETF	Morgan Stanley	1-Day FEDEF - 0.68%	5/03/2022	Monthly	(34,373)	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	26,614	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	26,963	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 2.78%	5/03/2022	Monthly	(142,739)	—
iShares MBS ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	61,463	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	763	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF - 1.48%	5/03/2022	Monthly	(193,189)	—
iShares Russell 2000 Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(38,101)	—
iShares S&P Small-Cap 600 Value ETF	Morgan Stanley	1-Day FEDEF - 2.63%	5/03/2022	Monthly	(21,124)	—
iShares TIPS Bond ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(165,470)	—
Schwab Intermediate-Term U.S. Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	24,737	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	28,691	—
Schwab U.S. Large-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 1.13%	5/03/2022	Monthly	(31,688)	—
Schwab U.S. TIPS ETF	Morgan Stanley	1-Day FEDEF - 1.48%	5/03/2022	Monthly	(97,430)	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	187,456	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,414	—
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	1,444	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 3.03%	5/03/2022	Monthly	(66,475)	—
SPDR Bloomberg Barclays International Treasury Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	186,627	—
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	9,774	—
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	16,905	—
SPDR Portfolio Mortgage Backed Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,084	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
SPDR Portfolio S&P 500 Value ETF	Morgan Stanley	1-Day FEDEF - 1.28%	5/03/2022	Monthly	$(40,464)	$—
SPDR S&P Bank ETF	Morgan Stanley	1-Day FEDEF - 0.58%	5/03/2022	Monthly	(52,905)	—
VanEck High Yield Muni ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	27,195	—
VanEck J. P. Morgan EM Local Currency Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	3,768	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	74,509	—
Vanguard FTSE Emerging Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	10,689	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	30,420	—
Vanguard Intermediate-Term Treasury ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	52,461	—
Vanguard Mortgage-Backed Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/05/2023	Monthly	37,336	—
Vanguard Russell 1000 Value	Morgan Stanley	1-Day FEDEF - 0.93%	5/03/2022	Monthly	(21,013)	—
Vanguard Small-Cap Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(60,701)	—
Vanguard Value ETF	Morgan Stanley	1-Day FEDEF - 0.35%	5/03/2022	Monthly	(275,488)	—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.08%	5/03/2022	Monthly	(50,173)	—
						$—

At October 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.
(e) Reflects the value at reset date of October 31, 2021.
Abbreviation
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$17,635,743	$—	$—	$17,635,743
Short-Term Investments:
Money Market Funds	793,104	—	—	793,104
Total Investments in Securities	18,428,847	—	—	18,428,847
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$18,428,847	$—	$—	$18,428,847
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Hedge Market Neutral Tracker ETF (continued)

October 31, 2021 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	87,410	4,336,410	2,671,240	(266,142)	(1,372)	(26,360)	28,617	—	135,902	6,713,776
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF

October 31, 2021 (unaudited)
	Shares	Value
Exchange Traded Note — 1.0%
Volatility Note — 1.0%
iPath Series B S&P 500 VIX Short-Term Futures ETN*
(Cost $302,683)	8,671	$185,907
Investment Companies — 99.3%
Bank Loan Funds — 8.6%
Invesco Senior Loan ETF	32,535	718,373
SPDR Blackstone Senior Loan ETF	18,348	842,173
Total Bank Loan Funds		1,560,546
International Equity Core Funds — 8.4%
iShares Core MSCI EAFE ETF	9,701	742,223
Vanguard FTSE Developed Markets ETF	14,882	775,650
Total International Equity Core Funds		1,517,873
International Large Cap Growth Fund — 9.0%
iShares MSCI EAFE Growth ETF(a)	14,687	1,629,523
International Small Cap Equity Funds — 17.8%
Schwab International Small-Cap Equity ETF	20,899	897,612
Vanguard FTSE All World ex-U.S. Small-Cap ETF	16,902	2,332,138
Total International Small Cap Equity Funds		3,229,750
Investment Grade Corporate Bond Funds — 21.5%
iShares Broad USD Investment Grade Corporate Bond ETF	4,589	276,396
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	12,794	1,707,743
Vanguard Intermediate-Term Corporate Bond ETF	20,459	1,920,896
Total Investment Grade Corporate Bond Funds		3,905,035
U.S. Large Cap Core Funds — 18.4%
Financial Select Sector SPDR Fund	52,689	2,121,259
Health Care Select Sector SPDR Fund(a)	925	123,783
Technology Select Sector SPDR Fund	1,929	311,591
Vanguard Financials ETF	5,661	564,119
Vanguard Health Care ETF(a)	513	132,585
Vanguard Information Technology ETF	180	78,149
Total U.S. Large Cap Core Funds		3,331,486
U.S. Large Cap Growth Funds — 11.3%
Schwab U.S. Large-Cap Growth ETF	1,742	280,915
Vanguard Growth ETF(a)	4,586	1,440,692
	Shares	Value
Investment Companies (continued)
U.S. Large Cap Growth Funds (continued)
Vanguard Mega Cap Growth ETF(a)	840	$213,477
Vanguard Russell 1000 Growth ETF	1,630	124,858
Total U.S. Large Cap Growth Funds		2,059,942
U.S. REITS Funds — 4.1%
Fidelity MSCI Real Estate Index ETF	921	29,979
iShares Core U.S. REIT ETF	575	36,265
Vanguard Real Estate ETF(a)	6,152	670,814
Total U.S. REITS Funds		737,058
U.S. Ultra Short Term Bond Funds — 0.2%
Invesco Treasury Collateral ETF	1	106
IQ Ultra Short Duration ETF†	860	42,485
Total U.S. Ultra Short Term Bond Funds		42,591
Total Investment Companies
(Cost $17,593,440)		18,013,804
Short-Term Investments — 15.7%
Money Market Funds — 15.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,812,287	2,812,287
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	36,210	36,210
Total Short-Term Investments
(Cost $2,848,497)		2,848,497
Total Investments — 116.0%
(Cost $20,744,620)		21,048,208
Other Assets and Liabilities, Net — (16.0)%		(2,901,636)
Net Assets — 100.0%		$18,146,572

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $5,017,207; total market value of collateral held by the Fund was $5,131,353. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $2,319,066.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Consumer Discretionary Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.05%	3/30/2022	Monthly	$(446,553)	$—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	3/30/2022	Monthly	(80,688)	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	2,930	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	207,661	—
Health Care Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	12,178	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	70,325	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	18,203	—
IQ Ultra Short Duration ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	4,150	—
iShares Broad USD Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	27,043	—
iShares Core MSCI EAFE ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	72,685	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	3,532	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	167,117	—
iShares MSCI EAFE Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	159,546	—
iShares MSCI USA Momentum Factor ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2022	Monthly	(574,900)	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF - 3.02%	3/30/2022	Monthly	(192,752)	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF - 5.87%	3/30/2022	Monthly	(100,955)	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	87,876	—
Schwab U.S. Large-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	27,575	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	82,436	—
Technology Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	30,529	—
Vanguard Consumer Discretionary ETF	Morgan Stanley	1-Day FEDEF - 3.21%	3/30/2022	Monthly	(143,317)	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF - 0.35%	3/30/2022	Monthly	(16,569)	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	55,206	—
Vanguard FTSE All World ex-U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	228,357	—
Vanguard FTSE Developed Markets ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	75,939	—
Vanguard Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	141,053	—
Vanguard Health Care ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	12,923	—
Vanguard Information Technology ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	7,815	—
Vanguard Intermediate-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	188,062	—
Vanguard Mega Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	20,839	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	65,642	—
Vanguard Russell 1000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	3/30/2022	Monthly	12,256	—
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF - 0.83%	3/30/2022	Monthly	(262,493)	—
						$—
At October 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)
Reflects the value at reset date of October 31, 2021.

Abbreviations
FEDEF — Federal Funds Effective Rate
See notes to financial statements.

Schedule of Investments — IQ Hedge Long/Short Tracker ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Exchange Traded Note	$185,907	$—	$—	$185,907
Investment Companies	18,013,804	—	—	18,013,804
Short-Term Investments:
Money Market Funds	2,848,497	—	—	2,848,497
Total Investments in Securities	21,048,208	—	—	21,048,208
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$21,048,208	$—	$—	$21,048,208
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the year ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	317	15,726	144,273	(117,302)	(36)	(176)	225	—	860	42,485
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Hedge Event-Driven Tracker ETF

October 31, 2021 (unaudited)
	Shares	Value
Investment Companies — 99.8%
Bank Loan Funds — 24.2%
Invesco Senior Loan ETF	96,683	$2,134,760
SPDR Blackstone Senior Loan ETF	54,521	2,502,514
Total Bank Loan Funds		4,637,274
Convertible Bond Funds — 22.9%
iShares Convertible Bond ETF	8,670	888,025
SPDR Bloomberg Barclays Convertible Securities ETF	39,963	3,515,944
Total Convertible Bond Funds		4,403,969
Investment Grade Corporate Bond Funds — 39.6%
SPDR Portfolio Short Term Corporate Bond ETF	37,871	1,178,167
Vanguard Short-Term Corporate Bond ETF	78,358	6,415,953
Total Investment Grade Corporate Bond Funds		7,594,120
U.S. Preferred Funds — 4.8%
Invesco Preferred ETF(a)	16,488	248,639
iShares Preferred & Income Securities ETF(a)	17,216	677,794
Total U.S. Preferred Funds		926,433
U.S. Small Cap Growth Funds — 8.3%
iShares Russell 2000 Growth ETF(a)	1,792	550,897
iShares S&P Small-Cap 600 Growth ETF(a)	2,129	288,501
	Shares	Value
Investment Companies (continued)
U.S. Small Cap Growth Funds (continued)
Vanguard Small-Cap Growth ETF	2,539	$750,528
Total U.S. Small Cap Growth Funds		1,589,926
Total Investment Companies (Cost $18,840,243)		19,151,722
Short-Term Investments — 8.0%
Money Market Funds — 8.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	1,500,341	1,500,341
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	35,295	35,295
Total Short-Term Investments (Cost $1,535,636)		1,535,636
Total Investments — 107.8% (Cost $20,375,879)		20,687,358
Other Assets and Liabilities, Net — (7.8)%		(1,500,687)
Net Assets — 100.0%		$19,186,671

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,468,714; total market value of collateral held by the Fund was $1,500,341.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Invesco Preferred ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	$5,429	$—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	46,589	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	19,358	—
iShares iBoxx High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 3.02%	7/10/2023	Monthly	(227,409)	—
iShares Preferred & Income Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	14,803	—
iShares Russell 2000 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	11,989	—
iShares S&P Small-Cap 600 Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	6,233	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	54,621	—
SPDR Bloomberg Barclays Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	76,719	—
SPDR Bloomberg Barclays High Yield Bond ETF	Morgan Stanley	1-Day FEDEF - 2.59%	7/10/2023	Monthly	(105,905)	—
SPDR Portfolio Short Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	25,697	—
Vanguard Short-Term Corporate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	140,015	—
See notes to financial statements.

Schedule of Investments — IQ Hedge Event-Driven Tracker ETF (continued)

October 31, 2021 (unaudited)
Total Return Benchmark	Counterparty	Floating Rate(d)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(e)
Vanguard Small-Cap Growth ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/10/2023	Monthly	$16,258	$—
Xtrackers USD High Yield Corporate Bond ETF	Morgan Stanley	1-Day FEDEF - 1.22%	7/10/2023	Monthly	(79,919)	—
						$—

At October 31, 2021 there was no collateral held or posted. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(d)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(e)
Reflects the value at reset date of October 31, 2021.

Abbreviations
FEDEF — Federal Funds Effective Rate
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Investment Companies	$19,151,722	$—	$—	$19,151,722
Short-Term Investments:
Money Market Funds	1,535,636	—	—	1,535,636
Total Investments in Securities	20,687,358	—	—	20,687,358
Other Financial Instruments:(g)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$20,687,358	$—	$—	$20,687,358
Liability Valuation Inputs
Other Financial Instruments:(g)
Swap Contracts	$—	$—	$—	$—

(f)
For a complete listing of investments and their industries, see the Schedule of Investments.

(g)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	221	10,964	6,090	(17,040)	2	(16)	14	—	—	—
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Real Return ETF

October 31, 2021 (unaudited)
	Shares	Value
Exchange Traded Vehicles — 10.0%
Japanese Yen Fund — 7.8%
Invesco CurrencyShares Japanese Yen Trust*	52,106	$4,296,661
Oil Fund — 2.2%
Invesco DB Oil Fund*(a)	80,898	1,223,986
Total Exchange Traded Vehicles (Cost $5,422,764)		5,520,647
Investment Companies — 90.0%
Emerging Equity Funds — 2.7%
iShares MSCI Emerging Markets ETF(a)	8,007	407,716
Vanguard FTSE Emerging Markets ETF	21,315	1,079,818
Total Emerging Equity Funds		1,487,534
U.S. Large Cap Core Funds — 10.0%
iShares Core S&P 500 ETF	5,095	2,348,744
SPDR S&P 500 ETF Trust	6,885	3,161,936
Total U.S. Large Cap Core Funds		5,510,680
U.S. Long Term Treasury Bond Fund — 2.5%
iShares 20+ Year Treasury Bond ETF(a)	9,540	1,408,963
U.S. Medium Term Treasury Bond Funds — 7.4%
iShares 3-7 Year Treasury Bond ETF	10,590	1,366,640
iShares 7-10 Year Treasury Bond ETF(a)	23,951	2,745,503
Total U.S. Medium Term Treasury Bond Funds		4,112,143
U.S. Ultra Short Term Bond Funds — 67.4%
Goldman Sachs Access Treasury 0-1 Year ETF*(a)	15,578	1,558,735
Invesco Treasury Collateral ETF	5,216	551,149
IQ Ultra Short Duration ETF†	277,818	13,724,654
	Shares	Value
Investment Companies (continued)
U.S. Ultra Short Term Bond Funds (continued)
iShares Short Treasury Bond ETF(a)	101,133	$11,169,128
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF(a)	112,036	10,245,692
Total U.S. Ultra Short Term Bond Funds		37,249,358
Total Investment Companies (Cost $49,324,853)		49,768,678
Short-Term Investment — 19.3%
Money Market Fund — 19.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c) (Cost $10,655,988)	10,655,988	10,655,988
Total Investments — 119.3% (Cost $65,403,605)		65,945,313
Other Assets and Liabilities, Net — (19.3)%		(10,663,231)
Net Assets — 100.0%		$55,282,082

*
Non-income producing securities.

†
Affiliated Fund.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $16,001,121; total market value of collateral held by the Fund was $16,343,513. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $5,687,525.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Exchange Traded Vehicles	$5,520,647	$—	$—	$5,520,647
Investment Companies	49,768,678	—	—	49,768,678
Short-Term Investment:
Money Market Fund	10,655,988	—	—	10,655,988
Total Investments in Securities	$65,945,313	$—	$—	$65,945,313

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Real Return ETF (continued)

October 31, 2021 (unaudited)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	267,499	13,270,626	511,219	—	—	(57,191)	63,183	—	277,818	13,724,654
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF

October 31, 2021 (unaudited)
	Principal Amount	Value
Long-Term Bonds 98.0%
Corporate Bonds — 91.0%
Consumer Discretionary — 12.9%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.250%, due 3/15/26	$41,000	$41,666
3.500%, due 2/15/23	103,000	104,802
3.500%, due 3/15/29	79,000	77,869
4.625%, due 1/15/27	105,000	109,888
4.875%, due 2/15/30	61,000	65,383
5.875%, due 2/15/28	64,000	68,000
Allison Transmission, Inc.
3.750%, due 1/30/31	91,000	87,474
5.875%, due 6/1/29	38,000	40,897
Bath & Body Works, Inc.
5.250%, due 2/1/28	72,000	77,616
6.625%, due 10/1/30	40,000	44,750
7.500%, due 6/15/29	46,000	51,957
Boyd Gaming Corp.
4.750%, due 12/1/27(a)	71,000	73,151
4.750%, due 6/15/31	31,000	31,891
8.625%, due 6/1/25	44,000	47,410
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, due 7/1/25	38,000	39,928
Carnival Corp.
4.000%, due 8/1/28	210,000	210,000
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
5.500%, due 5/1/25	37,000	38,387
Churchill Downs, Inc.
4.750%, due 1/15/28	38,000	39,282
5.500%, due 4/1/27	38,000	39,282
Clarios Global LP / Clarios US Finance Co.
6.250%, due 5/15/26	50,000	52,313
Ford Motor Co.
4.346%, due 12/8/26	81,000	86,599
4.750%, due 1/15/43	41,000	44,783
5.291%, due 12/8/46	70,000	80,317
7.450%, due 7/16/31	60,000	79,425
8.500%, due 4/21/23	98,000	107,457
9.625%, due 4/22/30	57,000	82,116
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	41,000	41,705
3.096%, due 5/4/23	154,000	156,503
3.370%, due 11/17/23	82,000	84,153
4.063%, due 11/1/24	155,000	162,549
4.271%, due 1/9/27	41,000	43,513
4.375%, due 8/6/23	41,000	42,640
5.113%, due 5/3/29	34,000	37,783
5.125%, due 6/16/25	30,000	32,550
Gap, Inc. (The)
3.625%, due 10/1/29	88,000	86,240
Goodyear Tire & Rubber Co. (The)
4.875%, due 3/15/27	42,000	44,667
9.500%, due 5/31/25	74,000	80,651
Hanesbrands, Inc.
5.375%, due 5/15/25	32,000	33,280
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Discretionary (continued)
Hilton Domestic Operating Co., Inc.
3.625%, due 2/15/32	$135,000	$131,707
3.750%, due 5/1/29	45,000	45,000
4.000%, due 5/1/31	75,000	75,359
4.875%, due 1/15/30	70,000	74,724
5.375%, due 5/1/25	31,000	32,316
5.750%, due 5/1/28	31,000	33,286
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.875%, due 4/1/27	31,000	32,085
International Game Technology PLC
5.250%, due 1/15/29	47,000	49,409
6.250%, due 1/15/27	83,000	93,375
6.500%, due 2/15/25	74,000	82,140
IRB Holding Corp.
7.000%, due 6/15/25	30,000	31,688
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.750%, due 6/1/27	56,000	57,960
Lithia Motors, Inc.
4.375%, due 1/15/31	65,000	69,219
Macy’s Retail Holdings LLC
5.875%, due 4/1/29(a)	30,000	31,971
MGM Resorts International
4.750%, due 10/15/28	38,000	39,499
5.500%, due 4/15/27	75,000	80,813
6.000%, due 3/15/23	98,000	103,412
Murphy Oil USA, Inc.
4.750%, due 9/15/29	74,000	77,955
Nordstrom, Inc.
4.375%, due 4/1/30	55,000	55,960
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
7.500%, due 6/1/25	30,000	31,878
Penske Automotive Group, Inc.
3.500%, due 9/1/25	55,000	56,513
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, due 2/15/28	106,000	108,915
QVC, Inc.
4.375%, due 9/1/28	66,000	67,485
4.750%, due 2/15/27	38,000	39,781
Royal Caribbean Cruises Ltd.
9.125%, due 6/15/23	30,000	32,573
10.875%, due 6/1/23	108,000	120,825
11.500%, due 6/1/25	139,000	158,199
Six Flags Theme Parks, Inc.
7.000%, due 7/1/25	30,000	31,875
Travel + Leisure Co.
6.625%, due 7/31/26	30,000	33,500
William Carter Co. (The)
5.500%, due 5/15/25	31,000	32,434
5.625%, due 3/15/27	31,000	32,124
Yum! Brands, Inc.
3.625%, due 3/15/31	55,000	54,359
4.750%, due 1/15/30	136,000	145,180
		4,812,396

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Consumer Staples — 7.4%
Central Garden & Pet Co.
4.125%, due 10/15/30	$50,000	$50,372
JBS USA LUX SA / JBS USA Finance, Inc.
6.750%, due 2/15/28	78,000	84,046
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
5.500%, due 1/15/30	79,000	86,505
6.500%, due 4/15/29	103,000	113,944
Kraft Heinz Foods Co.
3.000%, due 6/1/26	102,000	106,698
3.750%, due 4/1/30	81,000	88,044
3.875%, due 5/15/27	55,000	59,600
4.250%, due 3/1/31	131,000	147,955
4.375%, due 6/1/46	154,000	179,764
4.625%, due 1/30/29	50,000	56,876
4.875%, due 10/1/49	61,000	75,537
5.000%, due 6/4/42	148,000	182,927
5.200%, due 7/15/45	67,000	85,213
5.500%, due 6/1/50	125,000	167,478
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	55,000	59,021
Mattel, Inc.
3.375%, due 4/1/26	104,000	106,988
5.875%, due 12/15/27	52,000	55,900
Newell Brands, Inc.
4.350%, due 4/1/23	32,000	33,326
4.700%, due 4/1/26	116,000	127,036
4.875%, due 6/1/25	130,000	142,394
Performance Food Group, Inc.
5.500%, due 10/15/27	113,000	117,802
Pilgrim’s Pride Corp.
3.500%, due 3/1/32	71,000	71,177
4.250%, due 4/15/31	89,000	93,895
5.875%, due 9/30/27	61,000	64,317
Post Holdings, Inc.
5.500%, due 12/15/29	40,000	42,550
5.625%, due 1/15/28	71,000	74,103
Scotts Miracle-Gro Co. (The)
4.000%, due 4/1/31	52,000	51,576
Spectrum Brands, Inc.
3.875%, due 3/15/31	44,000	43,120
Tempur Sealy International, Inc.
3.875%, due 10/15/31	92,000	91,167
US Foods, Inc.
6.250%, due 4/15/25	96,000	100,320
		2,759,651
Energy — 11.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, due 5/20/25	45,000	48,769
5.750%, due 5/20/27	42,000	46,983
Apache Corp.
4.250%, due 1/15/30	188,000	199,750
5.100%, due 9/1/40	46,000	51,550
Buckeye Partners LP
3.950%, due 12/1/26	64,000	65,611
4.125%, due 3/1/25	33,000	33,825
	Principal Amount	Value
Corporate Bonds (continued)
Energy (continued)
Cheniere Energy Partners LP
3.250%, due 1/31/32	$46,000	$45,595
4.000%, due 3/1/31	129,000	134,162
4.500%, due 10/1/29	87,000	92,888
Cheniere Energy, Inc.
4.625%, due 10/15/28	135,000	141,574
Continental Resources, Inc.
4.375%, due 1/15/28	111,000	121,129
5.750%, due 1/15/31	97,000	116,157
DCP Midstream Operating LP
5.125%, due 5/15/29	60,000	67,951
5.375%, due 7/15/25	57,000	62,985
DT Midstream, Inc.
4.125%, due 6/15/29	78,000	78,558
4.375%, due 6/15/31	37,000	37,487
EQM Midstream Partners LP
4.125%, due 12/1/26	194,000	199,578
4.750%, due 7/15/23	39,000	41,052
6.000%, due 7/1/25	54,000	58,590
EQT Corp.
3.625%, due 5/15/31	97,000	99,061
3.900%, due 10/1/27	139,000	148,382
6.625%, due 2/1/25	65,000	73,125
Hess Midstream Operations LP
4.250%, due 2/15/30	69,000	69,000
Occidental Petroleum Corp.
4.400%, due 4/15/46	34,000	34,400
4.500%, due 7/15/44	333,000	336,330
5.550%, due 3/15/26	524,000	578,365
8.000%, due 7/15/25	30,000	35,400
Ovintiv Exploration, Inc.
5.625%, due 7/1/24	98,000	107,903
Range Resources Corp.
5.000%, due 3/15/23	31,000	31,866
Rockies Express Pipeline LLC
4.950%, due 7/15/29	48,000	51,360
Southwestern Energy Co.
5.375%, due 3/15/30	102,000	107,608
Sunoco LP / Sunoco Finance Corp.
4.500%, due 5/15/29	31,000	31,349
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.000%, due 1/15/32	69,000	71,206
4.875%, due 2/1/31	153,000	164,969
5.000%, due 1/15/28	70,000	73,664
6.500%, due 7/15/27	113,000	121,051
Venture Global Calcasieu Pass LLC
3.875%, due 8/15/29	211,000	214,693
Western Midstream Operating LP
5.300%, due 2/1/30	89,000	97,566
5.300%, due 3/1/48	30,000	34,950
		4,126,442
Financials — 5.8%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.250%, due 10/15/27	32,000	31,983

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Financials (continued)
CIT Group, Inc.
4.750%, due 2/16/24	$37,000	$39,312
5.000%, due 8/15/22	60,000	61,875
5.250%, due 3/7/25	49,000	53,777
Coinbase Global, Inc.
3.375%, due 10/1/28	146,000	140,890
Enact Holdings, Inc.
6.500%, due 8/15/25	39,000	42,705
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.750%, due 9/15/24	78,000	80,843
LPL Holdings, Inc.
4.000%, due 3/15/29	65,000	66,300
MSCI, Inc.
3.875%, due 2/15/31	107,000	110,381
4.000%, due 11/15/29	180,000	188,100
Navient Corp.
6.500%, due 6/15/22	99,000	101,846
OneMain Finance Corp.
4.000%, due 9/15/30	66,000	64,102
5.625%, due 3/15/23	72,000	75,724
6.125%, due 5/15/22	109,000	111,453
6.125%, due 3/15/24	30,000	31,913
6.875%, due 3/15/25	97,000	108,276
7.125%, due 3/15/26	165,000	187,275
8.875%, due 6/1/25	70,000	75,688
Radian Group, Inc.
4.500%, due 10/1/24	81,000	85,860
4.875%, due 3/15/27	41,000	44,741
Rocket Mortgage LLC / Rocket Mortgage Issuer, Inc.
3.625%, due 3/1/29	65,000	64,513
3.875%, due 3/1/31	229,000	226,206
Square, Inc.
2.750%, due 6/1/26	152,000	153,671
		2,147,434
Health Care — 12.8%
Avantor Funding, Inc.
4.625%, due 7/15/28	90,000	93,370
Catalent Pharma Solutions, Inc.
5.000%, due 7/15/27	153,000	157,972
Centene Corp.
2.450%, due 7/15/28	79,000	78,732
2.500%, due 3/1/31	271,000	264,225
3.000%, due 10/15/30	76,000	77,245
3.375%, due 2/15/30	169,000	173,436
4.250%, due 12/15/27	265,000	277,587
4.625%, due 12/15/29	257,000	277,239
Charles River Laboratories International, Inc.
3.750%, due 3/15/29	49,000	49,490
4.250%, due 5/1/28	38,000	39,140
DaVita, Inc.
3.750%, due 2/15/31	156,000	147,810
4.625%, due 6/1/30	143,000	143,709
	Principal Amount	Value
Corporate Bonds (continued)
Health Care (continued)
Elanco Animal Health, Inc.
5.272%, due 8/28/23	$38,000	$40,462
5.900%, due 8/28/28	54,000	63,108
Encompass Health Corp.
4.500%, due 2/1/28	45,000	45,814
4.750%, due 2/1/30	65,000	66,625
HCA, Inc.
3.500%, due 9/1/30	153,000	160,902
5.375%, due 2/1/25	305,000	339,313
5.375%, due 9/1/26	55,000	62,637
5.625%, due 9/1/28	50,000	58,599
5.875%, due 5/1/23	75,000	80,156
5.875%, due 2/15/26	70,000	79,713
5.875%, due 2/1/29	131,000	155,918
Hologic, Inc.
3.250%, due 2/15/29	91,000	90,261
IQVIA, Inc.
5.000%, due 5/15/27	70,000	72,560
Jaguar Holding Co. II / PPD Development LP
5.000%, due 6/15/28	81,000	86,873
Jazz Securities DAC
4.375%, due 1/15/29	120,000	123,300
Molina Healthcare, Inc.
3.875%, due 11/15/30	41,000	42,281
4.375%, due 6/15/28	76,000	78,660
Mozart Debt Merger Sub, Inc.
3.875%, due 4/1/29	293,000	291,535
Organon & Co. / Organon Foreign Debt Co-Issuer BV
4.125%, due 4/30/28	119,000	120,636
Perrigo Finance Unlimited Co.
3.150%, due 6/15/30	90,000	90,734
Prestige Brands, Inc.
3.750%, due 4/1/31	46,000	44,444
Service Corp. International
3.375%, due 8/15/30	104,000	102,440
4.625%, due 12/15/27	39,000	40,901
5.125%, due 6/1/29	54,000	58,307
Teleflex, Inc.
4.250%, due 6/1/28	41,000	42,125
4.625%, due 11/15/27	41,000	42,486
Tenet Healthcare Corp.
4.250%, due 6/1/29	70,000	70,860
4.625%, due 6/15/28	70,000	72,538
5.125%, due 11/1/27	233,000	243,485
6.750%, due 6/15/23	122,000	131,150
		4,778,778
Industrials — 7.3%
American Builders & Contractors Supply Co., Inc.
4.000%, due 1/15/28	40,000	40,550
Aramark Services, Inc.
5.000%, due 4/1/25	31,000	31,736
5.000%, due 2/1/28(a)	122,000	124,745

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29	$114,000	$119,985
Brink’s Co. (The)
4.625%, due 10/15/27	60,000	61,908
Builders FirstSource, Inc.
4.250%, due 2/1/32	77,000	77,611
5.000%, due 3/1/30	31,000	32,744
6.750%, due 6/1/27	30,000	31,612
Camelot Finance SA
4.500%, due 11/1/26	47,000	48,821
CDW LLC / CDW Finance Corp.
3.250%, due 2/15/29	81,000	82,134
4.250%, due 4/1/28	38,000	39,330
Century Communities, Inc.
3.875%, due 8/15/29	35,000	34,880
6.750%, due 6/1/27	30,000	31,854
Clarivate Science Holdings Corp.
3.875%, due 7/1/28	32,000	31,640
Gartner, Inc.
3.750%, due 10/1/30	74,000	75,017
4.500%, due 7/1/28	55,000	57,266
H&E Equipment Services, Inc.
3.875%, due 12/15/28	125,000	124,062
Herc Holdings, Inc.
5.500%, due 7/15/27	79,000	82,358
Howmet Aerospace, Inc.
5.125%, due 10/1/24	83,000	90,989
6.875%, due 5/1/25	61,000	70,683
Picasso Finance Sub, Inc.
6.125%, due 6/15/25	52,000	54,730
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.250%, due 4/15/24	45,000	47,869
Spirit AeroSystems, Inc.
5.500%, due 1/15/25	57,000	59,351
SRS Distribution, Inc.
4.625%, due 7/1/28	84,000	85,873
Standard Industries, Inc.
3.375%, due 1/15/31	74,000	68,618
4.375%, due 7/15/30	74,000	74,000
4.750%, due 1/15/28	68,000	70,125
5.000%, due 2/15/27	84,000	86,205
Stericycle, Inc.
3.875%, due 1/15/29	64,000	63,040
Summit Materials LLC / Summit Materials Finance Corp.
5.250%, due 1/15/29	57,000	59,708
Taylor Morrison Communities, Inc.
5.125%, due 8/1/30	41,000	43,460
5.875%, due 6/15/27	87,000	97,331
United Rentals North America, Inc.
3.750%, due 1/15/32	95,000	94,772
3.875%, due 2/15/31	55,000	55,407
4.000%, due 7/15/30	81,000	82,643
4.875%, due 1/15/28	101,000	106,611
5.250%, due 1/15/30	45,000	48,713
5.500%, due 5/15/27	66,000	69,176
	Principal Amount	Value
Corporate Bonds (continued)
Industrials (continued)
WESCO Distribution, Inc.
7.125%, due 6/15/25	$110,000	$116,600
7.250%, due 6/15/28	59,000	65,072
		2,739,229
Information Technology — 4.2%
Black Knight InfoServ LLC
3.625%, due 9/1/28	81,000	80,595
Booz Allen Hamilton, Inc.
4.000%, due 7/1/29	76,000	76,950
CDK Global, Inc.
4.875%, due 6/1/27	29,000	30,188
5.250%, due 5/15/29	33,000	35,393
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	78,000	75,465
Imola Merger Corp.
4.750%, due 5/15/29	145,000	148,980
Microchip Technology, Inc.
4.250%, due 9/1/25	59,000	61,367
NCR Corp.
5.750%, due 9/1/27	66,000	69,465
PTC, Inc.
4.000%, due 2/15/28	45,000	45,619
Seagate HDD Cayman
3.125%, due 7/15/29	66,000	63,311
3.375%, due 7/15/31	136,000	130,337
Sensata Technologies BV
4.000%, due 4/15/29	55,000	55,861
Sensata Technologies, Inc.
3.750%, due 2/15/31	57,000	56,216
4.375%, due 2/15/30	50,000	52,769
SS&C Technologies, Inc.
5.500%, due 9/30/27	168,000	176,820
Switch Ltd.
3.750%, due 9/15/28	42,000	41,790
4.125%, due 6/15/29	31,000	31,155
Twilio, Inc.
3.875%, due 3/15/31	72,000	72,704
Western Digital Corp.
4.750%, due 2/15/26	159,000	174,701
Xerox Corp.
4.375%, due 3/15/23	62,000	63,964
Xerox Holdings Corp.
5.000%, due 8/15/25	39,000	40,511
		1,584,161
Materials — 5.8%
Alcoa Nederland Holding BV
4.125%, due 3/31/29	39,000	40,559
5.500%, due 12/15/27	57,000	61,275
6.125%, due 5/15/28	34,000	36,450
Arconic Corp.
6.000%, due 5/15/25	30,000	31,387
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.250%, due 9/1/28	93,000	91,024

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Materials (continued)
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC (continued)
4.000%, due 9/1/29	$53,000	$52,703
Avient Corp.
5.750%, due 5/15/25	32,000	33,440
Axalta Coating Systems LLC
3.375%, due 2/15/29	85,000	80,955
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV
4.750%, due 6/15/27	31,000	31,852
Ball Corp.
2.875%, due 8/15/30	33,000	31,721
3.125%, due 9/15/31	66,000	64,185
4.000%, due 11/15/23	39,000	40,901
4.875%, due 3/15/26	45,000	49,331
5.250%, due 7/1/25	132,000	147,158
Berry Global, Inc.
5.625%, due 7/15/27	52,000	54,463
Chemours Co. (The)
5.375%, due 5/15/27	33,000	34,815
Cleveland-Cliffs, Inc.
4.625%, due 3/1/29	66,000	68,392
4.875%, due 3/1/31(a)	39,000	40,609
6.750%, due 3/15/26	101,000	107,565
Crown Americas LLC / Crown Americas Capital Corp. VI
4.750%, due 2/1/26	99,000	102,000
Freeport-McMoRan, Inc.
4.125%, due 3/1/28	31,000	32,085
4.250%, due 3/1/30	70,000	73,850
4.375%, due 8/1/28	102,000	106,204
4.625%, due 8/1/30(a)	71,000	76,769
5.250%, due 9/1/29(a)	30,000	32,835
5.450%, due 3/15/43	113,000	142,154
Novelis Corp.
3.875%, due 8/15/31	121,000	118,132
4.750%, due 1/30/30	105,000	109,200
Olin Corp.
5.125%, due 9/15/27	122,000	126,728
5.625%, due 8/1/29(a)	73,000	79,733
Valvoline, Inc.
3.625%, due 6/15/31	78,000	76,050
		2,174,525
Media — 9.3%
AMC Networks, Inc.
4.750%, due 8/1/25	31,000	31,775
Arches Buyer, Inc.
4.250%, due 6/1/28	39,000	39,314
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	131,000	130,410
4.500%, due 8/15/30	168,000	171,004
4.500%, due 5/1/32	215,000	216,017
4.500%, due 6/1/33	72,000	71,820
4.750%, due 3/1/30	172,000	177,590
5.000%, due 2/1/28	216,000	224,640
	Principal Amount	Value
Corporate Bonds (continued)
Media (continued)
5.125%, due 5/1/27	$77,000	$79,791
5.375%, due 6/1/29	53,000	56,948
CSC Holdings LLC
5.500%, due 4/15/27	85,000	87,763
DISH DBS Corp.
5.000%, due 3/15/23	104,000	107,640
5.875%, due 7/15/22	130,000	133,250
5.875%, due 11/15/24	140,000	149,100
iHeartCommunications, Inc.
5.250%, due 8/15/27	75,000	76,602
6.375%, due 5/1/26	39,000	40,560
Lamar Media Corp.
3.625%, due 1/15/31	50,000	49,032
3.750%, due 2/15/28	32,000	32,346
4.000%, due 2/15/30	41,000	41,625
Live Nation Entertainment, Inc.
3.750%, due 1/15/28	82,000	81,180
6.500%, due 5/15/27	67,000	73,365
Match Group Holdings II LLC
3.625%, due 10/1/31	80,000	77,659
4.125%, due 8/1/30	35,000	36,006
4.625%, due 6/1/28	31,000	32,211
News Corp.
3.875%, due 5/15/29	99,000	100,485
Nexstar Media, Inc.
4.750%, due 11/1/28	104,000	106,252
5.625%, due 7/15/27	65,000	68,575
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, due 9/15/26	31,000	31,497
Scripps Escrow II, Inc.
3.875%, due 1/15/29	44,000	43,780
Sirius XM Radio, Inc.
3.875%, due 9/1/31	186,000	178,677
4.000%, due 7/15/28	68,000	68,490
4.125%, due 7/1/30	95,000	94,576
5.000%, due 8/1/27	210,000	219,188
5.500%, due 7/1/29	89,000	96,009
TEGNA, Inc.
4.750%, due 3/15/26	75,000	78,098
Univision Communications, Inc.
4.500%, due 5/1/29	83,000	83,971
WMG Acquisition Corp.
3.875%, due 7/15/30	74,000	76,683
		3,463,929
Real Estate — 5.2%
Diversified Healthcare Trust
9.750%, due 6/15/25	96,000	104,280
HAT Holdings I LLC / HAT Holdings II LLC
3.375%, due 6/15/26	46,000	45,597
Howard Hughes Corp. (The)
4.125%, due 2/1/29	81,000	81,082
4.375%, due 2/1/31	39,000	39,009
5.375%, due 8/1/28	61,000	63,974
Iron Mountain, Inc.
4.500%, due 2/15/31	33,000	33,330
4.875%, due 9/15/27	56,000	57,716

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Corporate Bonds (continued)
Real Estate (continued)
4.875%, due 9/15/29	$131,000	$135,336
5.000%, due 7/15/28	129,000	132,870
iStar, Inc.
4.750%, due 10/1/24	86,000	90,859
Kennedy-Wilson, Inc.
4.750%, due 3/1/29	44,000	44,880
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
3.875%, due 2/15/29	80,000	84,722
4.500%, due 9/1/26	36,000	39,051
4.625%, due 6/15/25	81,000	87,075
5.625%, due 5/1/24	30,000	32,545
5.750%, due 2/1/27	42,000	47,880
Realogy Group LLC / Realogy Co-Issuer Corp.
7.625%, due 6/15/25	38,000	40,601
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, due 10/15/27	45,000	45,900
RLJ Lodging Trust LP
3.750%, due 7/1/26	32,000	32,320
4.000%, due 9/15/29	56,000	55,891
SBA Communications Corp.
3.125%, due 2/1/29	171,000	164,160
3.875%, due 2/15/27	35,000	36,095
Starwood Property Trust, Inc.
4.750%, due 3/15/25	54,000	56,749
VICI Properties LP / VICI Note Co., Inc.
3.500%, due 2/15/25	45,000	45,787
3.750%, due 2/15/27	41,000	42,127
4.125%, due 8/15/30	42,000	44,100
4.250%, due 12/1/26	99,000	102,547
4.625%, due 12/1/29	83,000	88,551
XHR LP
4.875%, due 6/1/29	73,000	74,894
		1,949,928
Telecommunication Services — 3.8%
Hughes Satellite Systems Corp.
6.625%, due 8/1/26	30,000	34,011
Level 3 Financing, Inc.
4.250%, due 7/1/28	98,000	96,887
4.625%, due 9/15/27	58,000	59,450
Lumen Technologies, Inc.
4.000%, due 2/15/27(a)	132,000	132,660
Sprint Capital Corp.
6.875%, due 11/15/28	84,000	106,213
8.750%, due 3/15/32	44,000	65,857
Sprint Communications, Inc.
6.000%, due 11/15/22	77,000	80,771
Sprint Corp.
7.125%, due 6/15/24	81,000	91,530
7.625%, due 2/15/25	136,000	158,100
7.625%, due 3/1/26	30,000	35,967
7.875%, due 9/15/23	117,000	129,724
	Principal Amount	Value
Corporate Bonds (continued)
Telecommunication Services (continued)
T-Mobile USA, Inc.
2.875%, due 2/15/31	$154,000	$153,037
3.500%, due 4/15/31	123,000	127,293
4.750%, due 2/1/28	72,000	75,960
5.375%, due 4/15/27	69,000	71,846
		1,419,306
Transportation — 1.1%
Delta Air Lines, Inc.
2.900%, due 10/28/24	75,000	76,613
3.750%, due 10/28/29(a)	36,000	36,582
3.800%, due 4/19/23	76,000	78,777
4.375%, due 4/19/28	96,000	102,388
United Airlines, Inc.
4.375%, due 4/15/26	126,000	130,343
		424,703
Utilities — 4.4%
Calpine Corp.
3.750%, due 3/1/31	60,000	57,601
4.500%, due 2/15/28	111,000	112,444
Clearway Energy Operating LLC
3.750%, due 2/15/31	96,000	95,040
4.750%, due 3/15/28	36,000	38,088
FirstEnergy Corp.
2.650%, due 3/1/30	320,000	314,870
Series B, 4.400%, due 7/15/27	65,000	70,519
Series C, 5.350%, due 7/15/47	88,000	106,791
FirstEnergy Corp. (continued)
Series C, 7.375%, due 11/15/31	63,000	85,826
FirstEnergy Transmission LLC
4.550%, due 4/1/49	32,000	37,403
NextEra Energy Operating Partners LP
3.875%, due 10/15/26	38,000	40,423
4.250%, due 7/15/24	60,000	63,522
4.500%, due 9/15/27	41,000	43,862
NRG Energy, Inc.
3.375%, due 2/15/29	45,000	43,875
3.625%, due 2/15/31	79,000	76,887
3.875%, due 2/15/32	75,000	73,500
5.250%, due 6/15/29	54,000	57,510
5.750%, due 1/15/28	39,000	41,340
PG&E Corp.
5.000%, due 7/1/28	109,000	113,360
TerraForm Power Operating LLC
5.000%, due 1/31/28	103,000	109,695
Vistra Operations Co. LLC
5.000%, due 7/31/27	76,000	77,900
		1,660,456
Total Corporate Bonds (Cost $33,698,149)		34,040,938

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
	Principal Amount	Value
Foreign Bonds — 7.0%
Consumer Discretionary — 1.5%
1011778 BC ULC / New Red Finance, Inc., (Canada)
3.500%, due 2/15/29	$69,000	$66,930
3.875%, due 1/15/28	88,000	87,787
4.000%, due 10/15/30	139,000	134,653
4.375%, due 1/15/28	148,000	148,776
5.750%, due 4/15/25	71,000	73,751
ZF North America Capital, Inc., (Germany)
4.750%, due 4/29/25	59,000	63,499
		575,396
Energy — 0.6%
Methanex Corp., (Canada)
5.125%, due 10/15/27	85,000	89,675
Parkland Corp., (Canada)
5.875%, due 7/15/27	113,000	119,356
		209,031
Financials — 0.2%
Intesa Sanpaolo SpA, (Italy)
4.198%, due 6/1/32	60,000	60,486
Industrials — 1.4%
GFL Environmental, Inc., (Canada)
3.500%, due 9/1/28	47,000	46,765
3.750%, due 8/1/25	58,000	59,679
4.000%, due 8/1/28	78,000	76,050
5.125%, due 12/15/26	67,000	70,015
Mattamy Group Corp., (Canada)
4.625%, due 3/1/30	49,000	49,702
5.250%, due 12/15/27	34,000	35,360
Rolls-Royce PLC, (United Kingdom)
3.625%, due 10/14/25	101,000	103,139
5.750%, due 10/15/27	78,000	86,311
		527,021
Information Technology — 0.7%
Nokia OYJ, (Finland)
3.375%, due 6/12/22	37,000	37,509
4.375%, due 6/12/27	69,000	74,175
Open Text Corp., (Canada)
3.875%, due 2/15/28	40,000	40,300
Open Text Holdings, Inc., (Canada)
4.125%, due 2/15/30	96,000	97,593
		249,577
Materials — 1.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (Ireland)
4.125%, due 8/15/26	88,000	89,763
5.250%, due 4/30/25	33,000	34,320
FMG Resources August 2006 Pty Ltd., (Australia)
4.500%, due 9/15/27	192,000	200,640
NOVA Chemicals Corp., (Canada)
4.875%, due 6/1/24	72,000	74,934
	Principal Amount	Value
Foreign Bonds (continued)
Materials (continued)
Trivium Packaging Finance BV, (Netherlands)
5.500%, due 8/15/26	$48,000	$49,859
		449,516
Media — 0.4%
UPC Holding BV, (Netherlands)
5.500%, due 1/15/28	73,000	75,555
Videotron Ltd., (Canada)
3.625%, due 6/15/29	40,000	40,200
5.125%, due 4/15/27	42,000	43,418
		159,173
Telecommunication Services — 0.8%
Telecom Italia SpA, (Italy)
5.303%, due 5/30/24	107,000	113,955
Virgin Media Secured Finance PLC, (United Kingdom)
5.500%, due 5/15/29	136,000	143,502
Vmed O2 UK Financing I PLC, (United Kingdom)
4.250%, due 1/31/31	64,000	62,311
		319,768
Transportation — 0.2%
Air Canada, (Canada)
3.875%, due 8/15/26	93,000	94,163
Total Foreign Bonds (Cost $2,661,342)		2,644,131
Short-Term Investments — 2.5%
Money Market Funds — 2.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.01%(b)	468,709	468,709
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	470,079	470,079
Total Short-Term Investments (Cost $938,788)		938,788
Total Investments — 100.5% (Cost $37,298,279)		37,623,857
Other Assets and Liabilities, Net — (0.5)%		(206,459)
Net Assets — 100.0%		$37,417,398

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $526,467; total market value of collateral held by the Fund was $545,695. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $75,616.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ S&P High Yield Low Volatility Bond ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Corporate Bonds	$—	$34,040,938	$—	$34,040,938
Foreign Bonds	—	2,644,131	—	2,644,131
Short-Term Investments:
Money Market Funds	938,788	—	—	938,788
Total Investments in Securities	$938,788	$36,685,069	$—	$37,623,857

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 90.6%
Communication Services — 1.5%
Shaw Communications, Inc., Class B	253,293	$7,282,774
Sumo Group PLC*	543,286	3,615,562
Total Communication Services		10,898,336
Consumer Discretionary — 5.2%
Diamond Resorts International, Inc.*(a)	47,422	0
Golden Nugget Online Gaming, Inc.*	279,851	4,721,086
Sportsman’s Warehouse Holdings, Inc.*	743,490	12,832,638
Veoneer, Inc.*(b)	461,277	16,236,950
zooplus AG*	7,413	4,104,045
Total Consumer Discretionary		37,894,719
Consumer Staples — 1.2%
Sanderson Farms, Inc.	47,339	8,968,374
Energy — 1.3%
Extraction Oil & Gas, Inc.*	45,416	3,026,068
Oil Search Ltd.	1,633,511	5,263,533
Vine Energy, Inc., Class A*	84,491	1,442,261
Total Energy		9,731,862
Financials — 10.1%
American National Group, Inc.	14,180	2,690,088
Atlantic Capital Bancshares, Inc.*	60,918	1,675,854
First Midwest Bancorp, Inc.	136,741	2,632,264
Flagstar Bancorp, Inc.	340,557	16,070,885
Great Western Bancorp, Inc.	158,664	5,402,509
Investors Bancorp, Inc.	342,602	5,241,811
Meridian Bancorp, Inc.	122,760	2,848,032
People’s United Financial, Inc.	888,597	15,230,552
Sanne Group PLC	197,876	2,451,995
Societa Cattolica Di Assicurazione SPA*	597,170	4,547,271
State Auto Financial Corp.	58,346	2,993,733
Sterling Bancorp	441,382	11,233,172
Total Financials		73,018,166
Health Care — 23.9%
Acceleron Pharma, Inc.*	247,072	43,035,001
Change Healthcare, Inc.*	1,075,707	23,159,972
Hill-Rom Holdings, Inc.	283,474	43,910,123
Inovalon Holdings, Inc., Class A*	324,371	13,231,093
Intersect ENT, Inc.*	94,183	2,540,115
Kadmon Holdings, Inc.*(b)	642,237	6,069,140
Magellan Health, Inc.*	90,307	8,563,813
PPD, Inc.*	551,197	25,999,962
Soliton, Inc.*	81,404	1,676,108
Swedish Orphan Biovitrum AB*	187,776	5,094,232
Total Health Care		173,279,559
Industrials — 13.2%
Akka Technologies*	22,701	1,254,689
CAI International, Inc.	139,138	7,781,988
Covanta Holding Corp.	519,988	10,493,358
Echo Global Logistics, Inc.*	153,305	7,393,900
Europcar Mobility Group*(b)	3,817,828	2,230,297
	Shares	Value
Common Stocks (continued)
Industrials (continued)
ExOne Co. (The)*	73,340	$1,688,287
Kansas City Southern	112,520	34,909,330
Meggitt PLC*	401,026	4,122,796
Raven Industries, Inc.*	245,578	14,199,320
Ultra Electronics Holdings PLC	62,137	2,761,349
Welbilt, Inc.*	393,038	9,299,279
Total Industrials		96,134,593
Information Technology — 17.8%
Afterpay Ltd.*	270,531	25,052,027
Avast PLC	455,814	3,496,418
Blue Prism Group PLC*	189,231	2,928,494
Coherent, Inc.*	111,410	28,342,704
DSP Group, Inc.*	64,687	1,421,173
Dye & Durham Ltd.	34,048	1,040,214
Equiniti Group PLC*	479,729	1,173,137
GreenSky, Inc., Class A*	675,451	8,267,520
Magnachip Semiconductor Corp.*	170,363	3,230,083
Nuance Communications, Inc.*	904,803	49,809,405
QAD, Inc., Class A	46,956	4,115,224
Total Information Technology		128,876,399
Materials — 5.5%
Atotech Ltd.*(b)	266,296	6,431,049
Domtar Corp.*	179,274	9,786,568
Ferro Corp.*	102,215	2,148,559
Forterra, Inc.*	151,172	3,600,917
Kraton Corp.*	397,391	18,140,899
Total Materials		40,107,992
Real Estate — 4.3%
Columbia Property Trust, Inc.	694,246	13,308,696
GCP Student Living PLC	922,741	2,662,502
Kungsleden AB(b)	93,225	1,280,847
Landmark Infrastructure Partners LP	177,003	2,915,239
MGM Growth Properties LLC, Class A	282,829	11,137,806
Total Real Estate		31,305,090
Utilities — 6.6%
PNM Resources, Inc.	717,610	35,701,098
Spark Infrastructure Group	4,092,442	8,637,475
Suez SA	154,768	3,525,685
Total Utilities		47,864,258
Total Common Stocks
(Cost $649,981,300)		658,079,348
Short-Term Investments — 9.5%
Money Market Funds — 9.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	14,357,365	14,357,365
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	54,573,390	54,573,390
Total Short-Term Investments
(Cost $68,930,755)		68,930,755

See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Total Investments — 100.1%
(Cost $718,912,055)		$727,010,103
Other Assets and Liabilities, Net — (0.1)%		(537,485)
Net Assets — 100.0%		$726,472,618

*
Non-income producing securities.

(a)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $14,252,925; total market value of collateral held by the Fund was $14,694,869. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $337,503.

(c)
Reflects the 1-day yield at October 31, 2021.

(d)
Represents security purchased with cash collateral received for securities on loan.

Total Return Swap contracts outstanding at October 31, 2021:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
Communication Services Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	$(231,987)	$—
Communication Services Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(231,987)	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.35%	2/02/2022	Monthly	(4,244,249)	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(4,244,249)	—
Industrial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.15%	2/02/2022	Monthly	(11,207,493)	—
Industrial Select Sector SPDR Fund	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(11,207,493)	—
iShares Expanded Tech-Software Sector ETF	Morgan Stanley	1-Day FEDEF - 1.00%	2/02/2022	Monthly	(15,931,731)	—
iShares Expanded Tech-Software Sector ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(15,931,731)	—
iShares MSCI Pacific ex Japan ETF	Morgan Stanley	1-Day FEDEF - 5.38%	2/02/2022	Monthly	(2,729,441)	—
iShares MSCI Pacific ex Japan ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(2,729,441)	—
iShares Semiconductor ETF	Morgan Stanley	1-Day FEDEF - 1.23%	2/02/2022	Monthly	(10,302,793)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Morgan Stanley	1-Day FEDEF - 1.28%	2/02/2022	Monthly	(2,123,052)	—
SPDR S&P Oil & Gas Exploration & Production ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(2,123,052)	—
SPDR S&P Regional Banking ETF	Morgan Stanley	1-Day FEDEF - 0.75%	2/02/2022	Monthly	(31,913,613)	—
SPDR S&P Regional Banking ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(31,913,613)	—
Vanguard FTSE Europe ETF	Morgan Stanley	1-Day FEDEF	2/02/2022	Monthly	(459,561)	—
Vanguard FTSE Europe ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(459,561)	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF - 0.15%	2/02/2022	Monthly	(3,323,757)	—
Vanguard Real Estate ETF	Merrill Lynch	1-Month LIBOR	2/28/2023	Monthly	(3,323,757)	—
						$—
Cash posted has been segregated as collateral for swaps in the amount of  $4,850,000 at October 31, 2021.
The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $16 and with Merrill Lynch amounted to $1,045,080 at October 31, 2021. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e)
Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f)
Reflects the value at reset date of October 31, 2021.

Abbreviations
FEDEF — Federal Funds Effective Rate
LIBOR — London Inter-Bank Offered Rate
See notes to financial statements.

Schedule of Investments — IQ Merger Arbitrage ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$658,079,348	$—	$0(h)	$658,079,348
Short-Term Investments:
Money Market Funds	68,930,755	—	—	68,930,755
Total Investments in Securities	727,010,103	—	—	727,010,103
Other Financial Instruments:(i)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$727,010,103	$—	$0	$727,010,103
Liability Valuation Inputs
Other Financial Instruments:(i)
Swap Contracts	$—	$—	$—	$—

(g)
For a complete listing of investments and their industries, see the Schedule of Investments.

(h)
The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)
Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	145,656	7,225,994	15,859,078	(23,055,686)	(25,758)	(3,628)	19,643	—	—	—
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.8%
Australia — 12.6%
BHP Group Ltd.	46,159	$1,268,230
Evolution Mining Ltd.	15,904	43,362
Fortescue Metals Group Ltd.	31,879	333,544
Glencore PLC*	113,525	568,381
IGO Ltd.	7,347	53,197
Iluka Resources Ltd.	12,103	85,451
Mineral Resources Ltd.	1,575	45,651
Newcrest Mining Ltd.	7,307	136,604
Northern Star Resources Ltd.	7,202	49,983
OceanaGold Corp.*	6,008	11,196
OZ Minerals Ltd.	2,736	51,642
Regis Resources Ltd.	6,509	9,778
Rio Tinto PLC	15,133	946,010
South32 Ltd.	39,666	106,362
St. Barbara Ltd.	6,624	7,289
Woodside Petroleum Ltd.	4,196	73,307
Total Australia		3,789,987
Austria — 0.4%
OMV AG	1,297	78,650
voestalpine AG(a)	1,424	54,118
Total Austria		132,768
Belgium — 0.4%
Umicore SA	2,188	125,540
Brazil — 1.3%
Wheaton Precious Metals Corp.	3,611	145,541
Yara International ASA	4,531	236,103
Total Brazil		381,644
Burkina Faso — 0.2%
Endeavour Mining PLC(a)	1,354	34,429
IAMGOLD Corp.*	4,089	11,249
Total Burkina Faso		45,678
Canada — 9.3%
Agnico Eagle Mines Ltd.	1,992	105,566
Alamos Gold, Inc., Class A	3,073	22,758
B2Gold Corp.	9,214	37,984
Barrick Gold Corp.	14,289	261,791
Canadian Natural Resources Ltd.	4,498	190,872
Enbridge, Inc.	7,899	330,349
First Majestic Silver Corp.	2,243	28,373
Fortuna Silver Mines, Inc.*	1,860	9,003
Imperial Oil Ltd.(a)	2,879	97,318
K92 Mining, Inc.*	1,831	10,665
Kinross Gold Corp.	10,133	60,820
Kirkland Lake Gold Ltd.	2,234	94,024
Lundin Gold, Inc.*	2,073	18,948
Maple Leaf Foods, Inc.	2,115	46,035
New Gold, Inc.*	6,186	8,684
Nutrien Ltd.	10,519	734,052
Osisko Gold Royalties Ltd.	1,305	16,455
Pan American Silver Corp.	2,015	51,483
Pembina Pipeline Corp.	2,053	67,856
Premium Brands Holdings Corp.	684	73,805
Pretium Resources, Inc.*	1,520	18,357
Sandstorm Gold Ltd.*	1,494	9,437
SSR Mining, Inc.	1,874	29,511
	Shares	Value
Common Stocks (continued)
Canada (continued)
Suncor Energy, Inc.	6,203	$162,888
TC Energy Corp.	3,610	194,982
Torex Gold Resources, Inc.*	1,595	18,517
West Fraser Timber Co., Ltd.	891	71,227
Yamana Gold, Inc.	7,498	29,398
Total Canada		2,801,158
Chile — 0.8%
Antofagasta PLC(a)	8,729	170,565
Lundin Mining Corp.	6,750	58,648
Total Chile		229,213
China — 6.9%
Ausnutria Dairy Corp., Ltd.*	38,832	48,671
China Hongqiao Group Ltd.	67,998	75,611
China Modern Dairy Holdings Ltd.	171,365	32,383
China Molybdenum Co., Ltd., Class H	233,795	145,163
China Petroleum & Chemical Corp., Class H	520,369	255,534
COFCO Joycome Foods Ltd.*(a)	92,311	35,837
Dali Foods Group Co., Ltd.	266,827	148,522
Guangdong Investment Ltd.	36,858	46,433
MMG Ltd.*	72,206	33,416
PetroChina Co., Ltd., Class H	765,588	370,046
Southern Energy Holdings Group Ltd.*(b)	53,183	4,649
Wilmar International Ltd.	114,745	367,592
Xinyi Solar Holdings Ltd.	47,402	99,203
Zhaojin Mining Industry Co., Ltd., Class H(a)	32,556	23,311
Zijin Mining Group Co., Ltd., Class H	266,743	371,703
Total China		2,058,074
Denmark — 0.6%
Chr Hansen Holding A/S(a)	2,295	182,790
Egypt — 0.0%(c)
Centamin PLC	9,803	12,599
Finland — 2.5%
Kemira OYJ	483	7,417
Neste OYJ	4,031	224,800
Stora Enso OYJ, Class R	11,055	183,969
UPM-Kymmene OYJ	7,629	269,451
Valmet OYJ	1,852	75,227
Total Finland		760,864
France — 2.5%
Suez SA	3,236	73,718
TotalEnergies SE	11,038	553,996
Veolia Environnement SA	3,693	120,647
Total France		748,361
Germany — 0.7%
Aurubis AG	394	34,033
KWS Saat SE & Co. KGaA	617	52,695
Suedzucker AG	3,560	56,524
Uniper SE	1,480	65,443
Total Germany		208,695

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Hong Kong — 0.4%
C.P. Pokphand Co., Ltd.(a)	439,419	$62,136
Vitasoy International Holdings Ltd.(a)	22,693	54,610
Total Hong Kong		116,746
Indonesia — 0.2%
First Resources Ltd.	30,601	40,393
Nickel Mines Ltd.	24,586	19,297
Total Indonesia		59,690
Ireland — 1.4%
Kerry Group PLC, Class A	3,158	424,298
Italy — 0.7%
Eni SpA	14,086	202,198
Japan — 4.9%
Ajinomoto Co., Inc.	9,703	289,835
Fuji Oil Holdings, Inc.	1,639	38,422
Itoham Yonekyu Holdings, Inc.	5,572	33,864
JFE Holdings, Inc.	3,974	60,747
Kagome Co., Ltd.	1,531	38,804
Kewpie Corp.	2,481	54,287
Kikkoman Corp.(a)	3,839	313,786
NH Foods Ltd.	1,860	65,330
Nichirei Corp.	2,469	60,196
Nippon Steel Corp.	6,430	112,726
Nisshin Seifun Group, Inc.	5,209	82,184
Oji Holdings Corp.	12,762	63,125
Prima Meat Packers Ltd.	153	3,585
Sumitomo Metal Mining Co., Ltd.	2,531	98,177
Toyo Suisan Kaisha Ltd.	1,878	80,868
Yamazaki Baking Co., Ltd.(a)	4,136	62,752
Total Japan		1,458,688
Kyrgyzstan — 0.1%
Centerra Gold, Inc.	2,807	21,015
Luxembourg — 0.8%
ArcelorMittal SA	7,391	250,823
Mexico — 0.3%
Fresnillo PLC	6,787	80,306
Netherlands — 3.0%
OCI NV*	3,829	108,562
Royal Dutch Shell PLC, Class B	34,716	801,840
Total Netherlands		910,402
New Zealand — 0.2%
Fletcher Building Ltd.	10,556	54,165
Norway — 1.7%
Aker BP ASA	1,381	52,877
Equinor ASA	13,186	333,185
Norsk Hydro ASA	14,952	109,374
Total Norway		495,436
Peru — 1.4%
Hochschild Mining PLC	4,936	9,648
Southern Copper Corp.	6,707	402,353
Total Peru		412,001

	Shares	Value
Common Stocks (continued)
Portugal — 0.2%
Galp Energia SGPS SA	3,366	$35,026
Navigator Co. SA (The)	9,325	36,475
Total Portugal		71,501
Russia — 1.0%
Evraz PLC	12,083	102,954
Petropavlovsk PLC*	33,290	10,879
Polymetal International PLC	4,132	76,746
United Co. RUSAL International PJSC*	110,632	111,499
Total Russia		302,078
Spain — 0.5%
Befesa SA	285	21,207
Ebro Foods SA	3,006	59,694
Repsol SA	6,489	83,024
Total Spain		163,925
Sweden — 0.9%
AAK AB	4,489	98,106
Boliden AB	2,418	85,278
Holmen AB, B Shares	2,198	97,456
Total Sweden		280,840
Switzerland — 0.1%
Bell Food Group AG	118	37,967
Turkey — 0.0%(c)
Eldorado Gold Corp.*	1,462	13,057
Ukraine — 0.1%
Ferrexpo PLC	4,414	18,878
United Kingdom — 3.0%
BP PLC	85,901	412,356
Cranswick PLC	939	44,535
Greggs PLC	1,760	73,702
Pennon Group PLC	1,334	21,321
Severn Trent PLC	4,204	157,781
Spirax-Sarco Engineering PLC	365	78,075
Tate & Lyle PLC	8,242	73,232
United Utilities Group PLC	3,348	47,660
Total United Kingdom		908,662
United States — 40.2%
Alcoa Corp.	1,160	53,302
Allegheny Technologies, Inc.*	977	15,730
American Water Works Co., Inc.	893	155,543
Archer-Daniels-Midland Co.	10,186	654,349
Armstrong World Industries, Inc.	613	64,763
B&G Foods, Inc.(a)	1,158	34,092
Baker Hughes Co.(a)	3,457	86,702
Builders FirstSource, Inc.*	1,462	85,191
Bunge Ltd.	2,493	230,952
Campbell Soup Co.	5,393	215,450
Cheniere Energy, Inc.*	996	102,986
Chevron Corp.	7,746	886,840
Cleveland-Cliffs, Inc.*(a)	2,615	63,048
Coeur Mining, Inc.*	2,092	13,242
Commercial Metals Co.	813	26,162
Conagra Brands, Inc.	8,063	259,629

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
ConocoPhillips	4,424	$329,544
Diamondback Energy, Inc.	2,668	285,983
Dover Corp.	673	113,791
Ecolab, Inc.	1,454	323,108
EOG Resources, Inc.	2,191	202,580
Essential Utilities, Inc.	1,199	56,437
Exxon Mobil Corp.	17,382	1,120,618
Flowers Foods, Inc.	3,570	88,357
FMC Corp.	2,195	199,767
Freeport-McMoRan, Inc.	12,394	467,502
General Mills, Inc.	10,133	626,219
Graco, Inc.	851	63,978
Hain Celestial Group, Inc. (The)*	1,782	79,958
Halliburton Co.	3,778	94,412
Hecla Mining Co.	5,248	30,333
Hess Corp.	1,198	98,919
Hormel Foods Corp.	9,844	416,598
IDEX Corp.	366	81,461
Ingredion, Inc.	1,233	117,419
International Paper Co.	4,846	240,701
J&J Snack Foods Corp.(a)	355	52,380
John Bean Technologies Corp.	646	95,446
Kellogg Co.	5,733	351,433
Kinder Morgan, Inc.	8,428	141,169
Louisiana-Pacific Corp.	1,223	72,071
Marathon Petroleum Corp.	2,801	184,670
Mosaic Co. (The)	6,508	270,538
Newmont Corp.	6,207	335,178
Nucor Corp.	1,859	207,557
Occidental Petroleum Corp.	3,927	131,672
ONEOK, Inc.	1,639	104,273
Pentair PLC(a)	776	57,401
Phillips 66	1,876	140,287
Pilgrim’s Pride Corp.*	4,308	121,313
Pioneer Natural Resources Co.	651	121,724
Post Holdings, Inc.*	1,079	109,497
Reliance Steel & Aluminum Co.	456	66,649
Sanderson Farms, Inc.	407	77,106
Schlumberger NV	5,974	192,721
Seaboard Corp.	20	77,000
Simpson Manufacturing Co., Inc.	545	57,819
Steel Dynamics, Inc.	1,424	94,098
Sunrun, Inc.*(a)	879	50,701
Tyson Foods, Inc., Class A	6,088	486,857
UFP Industries, Inc.	659	53,926
United States Steel Corp.(a)	1,155	30,480
Valero Energy Corp.	1,852	143,215
Williams Cos., Inc. (The)	4,931	138,512
Xylem, Inc.	886	115,703
Total United States		12,067,062
Zambia — 0.5%
First Quantum Minerals Ltd.	6,409	151,493
Total Common Stocks
(Cost $27,036,833)		29,978,602

	Shares	Value
Short-Term Investment — 1.4%
Money Market Fund — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)
(Cost $430,838)	430,838	$430,838
Total Investments — 101.2%
(Cost $27,467,671)		30,409,440
Other Assets and Liabilities, Net — (1.2)%		(357,397)
Net Assets — 100.0%		$30,052,043

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $727,385; total market value of collateral held by the Fund was $765,405. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $334,567.

(b)
Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.

(c)
Less than 0.05%.

(d)
Reflects the 1-day yield at October 31, 2021.

(e)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Global Resources ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$29,973,953	$—	$4,649(g)	$29,978,602
Short-Term Investment:
Money Market Fund	430,838	—	—	430,838
Total Investments in Securities	$30,404,791	$—	$4,649	$30,409,440

(f)
For a complete listing of investments and their countries, see the Schedule of Investments.

(g)
The Level 3 security, valued at $4,649, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
A summary of the Fund’s transactions with affiliated fund during the period ended October 31, 2021 is as follows:
Affiliated Holdings
	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 10/31/2021	Value ($) at 10/31/2021
IQ Ultra Short Duration ETF	19,464	965,609	226,968	(1,188,652)	(7,100)	3,175	4,089	—	—	—
For more information on the determination, please refer to Note 6.
See notes to financial statements.

Schedule of Investments — IQ U.S. Real Estate Small Cap ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.7%
Diversified REITs — 15.5%
Alexander & Baldwin, Inc.	24,379	$598,017
American Assets Trust, Inc.	17,631	666,981
Broadstone Net Lease, Inc.	55,361	1,472,049
Empire State Realty Trust, Inc., Class A	61,832	598,534
Gladstone Commercial Corp.	12,944	282,956
Granite Point Mortgage Trust, Inc.	19,315	258,821
Industrial Logistics Properties Trust	23,087	648,514
Kennedy-Wilson Holdings, Inc.	43,200	966,384
Monmouth Real Estate Investment Corp.	33,090	623,746
Preferred Apartment Communities, Inc.	18,291	230,650
Redwood Trust, Inc.	40,158	544,542
Washington Real Estate Investment Trust	30,021	761,032
Total Diversified REITs		7,652,226
Hotel REITs — 12.5%
Apple Hospitality REIT, Inc.	76,387	1,200,040
Ashford Hospitality Trust, Inc.*(a)	10,666	150,711
Braemar Hotels & Resorts, Inc.*	20,280	103,022
Chatham Lodging Trust*	17,051	216,377
DiamondRock Hospitality Co.*	73,829	667,414
Hersha Hospitality Trust*	13,595	121,403
Pebblebrook Hotel Trust	46,461	1,043,514
Service Properties Trust	57,724	621,688
Summit Hotel Properties, Inc.*	37,120	371,200
Sunstone Hotel Investors, Inc.*	77,417	955,326
Xenia Hotels & Resorts, Inc.*	40,601	722,698
Total Hotel REITs		6,173,393
Mortgage REITs — 15.8%
Apollo Commercial Real Estate Finance, Inc.	49,830	754,426
Arbor Realty Trust, Inc.	48,689	979,136
ARMOUR Residential REIT, Inc.	29,233	307,531
Chimera Investment Corp.	82,662	1,290,354
Dynex Capital, Inc.	12,031	210,542
Invesco Mortgage Capital, Inc.(a)	103,501	324,993
iStar, Inc.(a)	24,571	620,172
KKR Real Estate Finance Trust, Inc.	13,759	298,708
MFA Financial, Inc.	156,718	706,798
New York Mortgage Trust, Inc.	134,905	592,233
Orchid Island Capital, Inc.	44,280	219,629
PennyMac Mortgage Investment Trust	34,353	692,213
Two Harbors Investment Corp.(a)	111,717	717,223
Western Asset Mortgage Capital Corp.	21,130	53,248
Total Mortgage REITs		7,767,206
Office REITs — 13.6%
Brandywine Realty Trust	60,267	798,538
City Office REIT, Inc.	15,179	287,946
Corporate Office Properties Trust	40,020	1,085,342
	Shares	Value
Common Stocks (continued)
Office REITs (continued)
Easterly Government Properties, Inc.	32,219	$677,566
Franklin Street Properties Corp.	34,497	155,236
Global Net Lease, Inc.	35,090	562,142
Lexington Realty Trust	97,521	1,420,881
Mack-Cali Realty Corp.*	28,397	516,541
Office Properties Income Trust	17,002	435,591
Piedmont Office Realty Trust, Inc., Class A	43,818	778,208
Total Office REITs		6,717,991
Residential REITs — 6.4%
Apartment Investment and Management Co., Class A	52,466	397,692
Bluerock Residential Growth REIT, Inc.	9,433	127,629
Essential Properties Realty Trust, Inc.	41,996	1,251,061
Independence Realty Trust, Inc.	43,299	1,023,155
UMH Properties, Inc.	15,202	363,936
Total Residential REITs		3,163,473
Retail REITs — 17.1%
Acadia Realty Trust	31,463	672,679
Four Corners Property Trust, Inc.	27,033	783,957
Kite Realty Group Trust	77,519	1,573,636
Macerich Co. (The)	73,296	1,325,925
Pennsylvania Real Estate Investment Trust*	21,780	37,026
Phillips Edison & Co., Inc.	7,124	214,717
Retail Opportunity Investments Corp.	42,386	753,199
RPT Realty	28,605	380,160
Seritage Growth Properties, Class A*	11,014	169,616
SITE Centers Corp.	64,434	1,023,856
Tanger Factory Outlet Centers, Inc.	36,293	609,722
Urban Edge Properties	40,500	709,965
Whitestone REIT	15,322	140,656
Total Retail REITs		8,395,114
Specialized REITs — 18.8%
American Finance Trust, Inc.	42,045	348,133
CareTrust REIT, Inc.	34,142	708,446
CatchMark Timber Trust, Inc., Class A	17,300	148,088
Diversified Healthcare Trust	84,358	307,063
EPR Properties	26,476	1,329,360
Global Medical REIT, Inc.	21,671	359,305
LTC Properties, Inc.	13,822	440,369
National Health Investors, Inc.	15,684	843,486
National Storage Affiliates Trust	29,293	1,829,641
Physicians Realty Trust	77,354	1,470,500
Plymouth Industrial REIT, Inc.	10,745	274,642
Uniti Group, Inc.	82,575	1,181,648
Total Specialized REITs		9,240,681
Total Common Stocks (Cost $47,828,788)		49,110,084

See notes to financial statements.

Schedule of Investments — IQ U.S. Real Estate Small Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	329,648	$329,648
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	115,301	115,301
Total Short-Term Investments (Cost $444,949)		444,949
Total Investments — 100.6% (Cost $48,273,737)		49,555,033
Other Assets and Liabilities, Net — (0.6)%		(304,721)
Net Assets — 100.0%		$49,250,312

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,779,137; total market value of collateral held by the Fund was $1,825,134. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $1,495,486.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$49,110,084	$—	$—	$49,110,084
Short-Term Investments:
Money Market Funds	444,949	—	—	444,949
Total Investments in Securities	$49,555,033	$—	$—	$49,555,033

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.0%
Australia — 7.6%
Afterpay Ltd.*	3,978	$368,375
APA Group	24,908	153,409
Aristocrat Leisure Ltd.	12,959	454,360
ASX Ltd.	3,929	244,998
Aurizon Holdings Ltd.	44,695	113,132
Australia & New Zealand Banking Group Ltd.	48,674	1,028,772
BHP Group Ltd.	49,248	1,353,101
BHP Group PLC	35,208	933,857
BlueScope Steel Ltd.	9,869	152,848
Brambles Ltd.	29,170	219,972
Charter Hall Group	13,281	172,873
Cochlear Ltd.	1,254	207,628
Coles Group Ltd.	23,390	301,120
Commonwealth Bank of Australia	28,888	2,271,324
Computershare Ltd.	14,441	203,483
CSL Ltd.	7,731	1,744,872
Dexus	28,523	232,875
Domino’s Pizza Enterprises Ltd.	1,298	132,064
Endeavour Group Ltd.	22,635	115,608
Fortescue Metals Group Ltd.	28,118	294,194
Glencore PLC*	224,473	1,123,860
Goodman Group	33,927	558,069
GPT Group (The)	50,862	197,125
Incitec Pivot Ltd.	47,721	107,171
Insurance Australia Group Ltd.	49,298	177,733
Lendlease Corp., Ltd.	13,742	107,964
Macquarie Group Ltd.	6,033	896,445
Medibank Pvt Ltd.	66,330	165,404
Mineral Resources Ltd.	2,789	80,839
Mirvac Group	95,171	201,582
National Australia Bank Ltd.	55,786	1,202,974
Newcrest Mining Ltd.	14,992	280,274
Northern Star Resources Ltd.	21,838	151,559
Oil Search Ltd.	43,708	140,837
Origin Energy Ltd.	38,104	144,531
OZ Minerals Ltd.	7,787	146,981
QBE Insurance Group Ltd.	28,316	251,602
Ramsay Health Care Ltd.	3,748	198,241
Rio Tinto Ltd.	6,244	423,448
Rio Tinto PLC	18,386	1,149,364
Santos Ltd.	36,818	193,025
Scentre Group	115,940	262,989
SEEK Ltd.	8,559	210,218
Shopping Centres Australasia Property Group	57,518	120,101
Sonic Healthcare Ltd.	10,201	306,709
South32 Ltd.	89,080	238,862
Stockland	56,328	192,501
Suncorp Group Ltd.	26,339	231,860
Sydney Airport*	29,309	180,295
Tabcorp Holdings Ltd.	54,542	203,194
Telstra Corp., Ltd.	80,304	230,409
Transurban Group	49,645	501,156
Treasury Wine Estates Ltd.	14,965	129,487
Vicinity Centres	109,900	142,392
Wesfarmers Ltd.	20,018	860,784
	Shares	Value
Common Stocks (continued)
Australia (continued)
Westpac Banking Corp.	61,371	$1,183,279
Woodside Petroleum Ltd.	18,746	327,504
Woolworths Group Ltd.	21,188	606,017
Total Australia		24,525,650
Austria — 0.3%
ams AG*	4,957	98,136
Erste Group Bank AG	6,557	281,518
Mondi PLC	9,013	225,471
OMV AG	4,213	255,476
Verbund AG	1,059	110,420
Total Austria		971,021
Belgium — 0.8%
Ageas SA	4,237	206,428
Anheuser-Busch InBev SA	14,455	882,739
Groupe Bruxelles Lambert SA	2,328	270,081
KBC Group NV	5,027	468,657
Solvay SA	1,586	188,679
UCB SA	2,511	299,593
Umicore SA	4,047	232,202
Warehouses De Pauw CVA	3,422	156,028
Total Belgium		2,704,407
Brazil — 0.0%(a)
Yara International ASA	2,717	141,578
Chile — 0.0%(a)
Antofagasta PLC(b)	6,504	127,088
China — 0.8%
AAC Technologies Holdings, Inc.	15,284	66,704
BeiGene Ltd.*	10,609	297,034
BOC Hong Kong Holdings Ltd.	70,506	223,870
ESR Cayman Ltd.*	39,670	128,765
Lenovo Group Ltd.	146,579	159,410
Prosus NV*	14,709	1,297,245
SITC International Holdings Co., Ltd.	23,312	78,965
Want Want China Holdings Ltd.	144,260	111,824
Wilmar International Ltd.	28,855	92,439
Total China		2,456,256
Denmark — 2.4%
Ambu A/S, Class B(b)	3,295	93,955
AP Moller — Maersk A/S, Class B	160	462,825
Carlsberg A/S, Class B	1,880	310,441
Chr Hansen Holding A/S(b)	1,881	149,816
Coloplast A/S, Class B	2,378	388,050
Danske Bank A/S	11,446	193,902
Demant A/S*	1,895	91,886
DSV A/S	3,413	794,005
Genmab A/S*	1,084	486,323
GN Store Nord A/S	2,379	144,516
Novo Nordisk A/S, Class B	26,520	2,905,572
Novozymes A/S, Class B	3,538	260,437
Orsted A/S	3,104	438,438
Pandora A/S	1,792	250,498
SimCorp A/S	880	106,421

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark (continued)
Vestas Wind Systems A/S	17,132	$741,689
Total Denmark		7,818,774
Finland — 1.3%
Elisa OYJ	3,026	182,726
Fortum OYJ	8,340	248,042
Kesko OYJ, Class B(b)	5,661	184,023
Kone OYJ, Class B	6,699	457,082
Metso Outotec OYJ	12,781	128,384
Neste OYJ	7,286	406,325
Nokia OYJ*	97,496	560,751
Nordea Bank Abp	61,585	753,601
Sampo OYJ, Class A	9,192	489,322
Stora Enso OYJ, Class R	11,218	186,681
UPM-Kymmene OYJ	9,709	342,915
Wartsila OYJ Abp	9,610	133,398
Total Finland		4,073,250
France — 9.2%
Accor SA*	4,650	166,333
Adevinta ASA*	4,495	73,887
Air Liquide SA	7,713	1,287,467
Airbus SE*	9,392	1,202,099
Alstom SA	5,225	186,115
Arkema SA	1,366	186,851
AXA SA	32,887	957,551
BNP Paribas SA	18,541	1,242,335
Bouygues SA	4,097	165,944
Bureau Veritas SA	6,602	209,799
Capgemini SE	2,761	643,187
Carrefour SA	10,863	196,802
Cie de Saint-Gobain	8,321	573,531
Cie Generale des Etablissements Michelin	3,045	478,183
Credit Agricole SA	20,206	304,919
Danone SA	10,032	654,197
Dassault Systemes SE	11,646	678,988
Edenred	4,786	259,040
Eiffage SA	1,404	144,540
Engie SA	28,922	411,547
EssilorLuxottica SA	5,015	1,038,265
Faurecia SE	2,107	109,847
Gecina SA	1,225	171,604
Getlink SE	9,477	145,700
Hermes International	529	838,999
Kering SA	1,247	935,411
Klepierre SA*	4,448	105,831
Legrand SA	4,726	515,414
L’Oreal SA	3,961	1,810,397
LVMH Moet Hennessy Louis Vuitton SE	4,150	3,252,310
Orange SA	32,833	358,492
Orpea	1,101	114,927
Pernod Ricard SA	3,602	828,263
Publicis Groupe SA	4,257	285,436
Renault SA*	3,400	122,210
Rexel SA*	6,562	130,311
Rubis SCA	2,082	66,716
Safran SA	6,035	810,423
	Shares	Value
Common Stocks (continued)
France (continued)
Sanofi	18,239	$1,824,284
Sartorius Stedim Biotech	434	239,170
SCOR SE	3,345	112,646
Societe Generale SA	13,691	456,859
Sodexo SA*	1,720	167,199
SOITEC*	381	101,322
Suez SA	6,510	148,301
Teleperformance	1,057	441,702
Thales SA	1,975	182,068
TotalEnergies SE	41,152	2,065,415
Ubisoft Entertainment SA*(b)	1,711	89,558
Unibail-Rodamco-Westfield*	2,650	189,553
Valeo	4,509	132,173
Veolia Environnement SA	11,074	361,778
Vinci SA	8,670	926,781
Vivendi SE	13,430	173,059
Worldline SA*	4,284	249,767
Total France		29,525,506
Germany — 7.5%
adidas AG	3,294	1,079,934
Allianz SE	6,967	1,621,783
Aroundtown SA	24,394	169,662
BASF SE	15,780	1,137,320
Bayer AG	16,586	934,179
Bayerische Motoren Werke AG	6,065	612,313
Bechtle AG	1,737	130,257
Beiersdorf AG	1,903	202,386
Brenntag SE	3,142	299,031
Carl Zeiss Meditec AG	617	124,204
Commerzbank AG*	19,774	144,532
Continental AG*	1,904	223,689
Covestro AG	3,329	213,428
Daimler AG(b)	14,217	1,410,647
Deutsche Bank AG*	35,302	455,350
Deutsche Boerse AG	3,163	525,631
Deutsche Post AG	16,607	1,028,571
Deutsche Telekom AG	54,890	1,021,297
Deutsche Wohnen SE	2,564	131,417
E.ON SE	38,402	487,337
Fresenius Medical Care AG & Co. KGaA	3,904	259,599
Fresenius SE & Co. KGaA	7,547	342,931
GEA Group AG	3,555	175,216
Hannover Rueck SE	1,187	217,037
HeidelbergCement AG	2,826	213,033
HelloFresh SE*	2,752	222,932
Henkel AG & Co. KGaA	1,584	132,165
Infineon Technologies AG	22,377	1,046,060
KION Group AG	1,576	172,169
Knorr-Bremse AG	1,087	114,648
LANXESS AG	2,021	136,259
LEG Immobilien SE	1,315	195,777
Merck KGaA	2,236	528,390
MTU Aero Engines AG	1,012	225,268
Muenchener Rueckversicherungs- Gesellschaft AG	2,312	685,479
Puma SE	1,886	234,190

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Germany (continued)
RWE AG	11,052	$425,521
SAP SE	18,660	2,706,194
Scout24 SE	1,913	133,272
Siemens AG	12,617	2,048,230
Siemens Energy AG*	7,233	207,753
Siemens Healthineers AG	4,486	298,299
Symrise AG	2,421	334,943
TeamViewer AG*	3,192	47,652
United Internet AG	2,310	85,223
Vitesco Technologies Group AG*	2	115
Vonovia SE	9,359	568,178
Zalando SE*	3,999	377,539
Total Germany		24,087,040
Hong Kong — 2.4%
AIA Group Ltd.	203,750	2,300,980
ASM Pacific Technology Ltd.	7,294	78,809
CK Asset Holdings Ltd.	43,303	267,476
CLP Holdings Ltd.	31,013	303,590
Hang Lung Properties Ltd.	49,337	114,542
Hang Seng Bank Ltd.	14,062	267,536
Henderson Land Development Co., Ltd.	38,218	160,162
Hong Kong & China Gas Co., Ltd.	209,559	325,961
Hong Kong Exchanges & Clearing Ltd.	21,670	1,311,501
Hongkong Land Holdings Ltd.	27,008	148,814
Jardine Matheson Holdings Ltd.	3,857	223,436
Link REIT	39,814	353,149
MTR Corp., Ltd.	30,253	164,895
New World Development Co., Ltd.	32,991	143,134
Power Assets Holdings Ltd.	30,984	188,994
Sino Land Co., Ltd.(b)	89,510	117,597
Sun Hung Kai Properties Ltd.	27,298	363,199
Swire Pacific Ltd., Class A	17,623	110,893
Techtronic Industries Co., Ltd.	22,839	470,048
WH Group Ltd.	182,429	128,044
Wharf Real Estate Investment Co., Ltd.	32,974	186,084
Xinyi Glass Holdings Ltd.	39,364	111,073
Total Hong Kong		7,839,917
Ireland — 0.7%
CRH PLC	13,475	647,588
Flutter Entertainment PLC*	2,815	532,302
Kerry Group PLC, Class A	2,700	362,763
Kingspan Group PLC	2,724	314,100
Smurfit Kappa Group PLC	4,751	249,751
Total Ireland		2,106,504
Israel — 0.6%
Bank Hapoalim BM	38,291	377,227
Bank Leumi Le-Israel BM	44,292	423,299
ICL Group Ltd.	21,025	180,156
Israel Discount Bank Ltd., Class A*	39,321	237,656
Nice Ltd.*	1,378	388,582
Teva Pharmaceutical Industries Ltd.*	20,500	181,178
Tower Semiconductor Ltd.*	3,672	119,459
Total Israel		1,907,557

	Shares	Value
Common Stocks (continued)
Italy — 2.1%
Amplifon SpA	2,452	$124,711
Assicurazioni Generali SpA(b)	23,266	507,528
Atlantia SpA*	10,037	194,034
Davide Campari-Milano NV	12,076	171,612
Enel SpA	133,110	1,114,644
Eni SpA	46,442	666,653
Ferrari NV	2,190	519,547
FinecoBank Banca Fineco SpA*	11,616	222,005
Interpump Group SpA	1,347	99,374
Intesa Sanpaolo SpA	294,394	837,239
Mediobanca Banca di Credito Finanziario SpA*	18,136	216,490
Moncler SpA	4,283	307,898
Nexi SpA*	11,380	197,872
Prysmian SpA	5,620	212,672
Recordati Industria Chimica e Farmaceutica SpA	2,383	149,248
Snam SpA	45,665	258,786
Telecom Italia SpA	320,709	114,348
Terna — Rete Elettrica Nazionale	32,424	241,721
UniCredit SpA	39,108	517,024
Total Italy		6,673,406
Japan — 22.9%
Advantest Corp.	3,659	299,395
Aeon Co., Ltd.	13,186	302,749
AGC, Inc.	4,542	225,855
Air Water, Inc.	5,797	88,563
Aisin Corp.	3,871	141,396
Ajinomoto Co., Inc.	10,513	314,030
Amada Co., Ltd.	10,160	99,974
Aozora Bank Ltd.	4,895	111,873
Asahi Group Holdings Ltd.	8,360	378,097
Asahi Kasei Corp.	25,787	270,591
Asics Corp.	3,842	95,422
Astellas Pharma, Inc.	34,081	572,973
Bandai Namco Holdings, Inc.	3,879	295,522
Bank of Kyoto Ltd. (The)(b)	1,914	85,943
BayCurrent Consulting, Inc.	246	101,183
Bridgestone Corp.	10,832	476,788
Brother Industries Ltd.	5,883	113,404
Canon, Inc.	17,955	402,797
Capcom Co., Ltd.	3,895	104,527
Central Japan Railway Co.	3,335	494,291
Chubu Electric Power Co., Inc.	13,326	137,789
Chugai Pharmaceutical Co., Ltd.	11,738	437,196
Concordia Financial Group Ltd.	29,614	117,651
CyberAgent, Inc.	7,855	130,888
Dai Nippon Printing Co., Ltd.	7,110	175,217
Daifuku Co., Ltd.	2,068	189,525
Dai-ichi Life Holdings, Inc.	20,239	426,257
Daiichi Sankyo Co., Ltd.	32,273	811,460
Daikin Industries Ltd.	4,548	992,762
Daito Trust Construction Co., Ltd.	1,474	182,529
Daiwa House Industry Co., Ltd.	12,343	406,039
Daiwa Securities Group, Inc.	33,056	185,160
Denso Corp.	8,122	585,724
Dentsu Group, Inc.	4,702	171,957

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Disco Corp.	533	$143,037
East Japan Railway Co.	6,783	421,644
Eisai Co., Ltd.	4,872	342,973
ENEOS Holdings, Inc.	59,473	239,718
FANUC Corp.	3,373	659,957
Fast Retailing Co., Ltd.	900	596,001
Food & Life Cos. Ltd.	2,614	112,905
Fuji Electric Co., Ltd.	2,892	140,764
FUJIFILM Holdings Corp.	6,313	487,268
Fujitsu Ltd.	3,379	581,564
GLP J-Reit	97	158,143
Hamamatsu Photonics K.K.	3,101	183,300
Hankyu Hanshin Holdings, Inc.	5,523	170,740
Hirose Electric Co., Ltd.	898	149,555
Hitachi Ltd.	16,244	933,683
Honda Motor Co., Ltd.	29,643	870,637
Hoya Corp.	6,131	899,285
Idemitsu Kosan Co., Ltd.	5,569	152,137
Inpex Corp.	20,585	171,865
Isuzu Motors Ltd.	11,865	159,102
Ito En Ltd.	1,528	101,576
ITOCHU Corp.	24,510	696,877
Japan Exchange Group, Inc.	9,986	235,889
Japan Metropolitan Fund Invest.	168	153,966
Japan Tobacco, Inc.(b)	22,113	433,533
JFE Holdings, Inc.	10,566	161,513
JSR Corp.	3,888	140,142
Kajima Corp.	11,724	143,947
Kakaku.com, Inc.	3,253	107,411
Kansai Electric Power Co., Inc. (The)	14,194	130,457
Kansai Paint Co., Ltd.	4,875	112,571
Kao Corp.	8,491	478,892
Kawasaki Kisen Kaisha Ltd.*	1,561	75,021
KDDI Corp.	29,453	911,293
Keio Corp.	2,878	144,878
Keisei Electric Railway Co., Ltd.	3,799	121,775
Keyence Corp.	3,036	1,824,129
Kikkoman Corp.(b)	3,646	298,011
Kintetsu Group Holdings Co., Ltd.*	4,318	135,381
Kirin Holdings Co., Ltd.	15,050	261,469
Kobayashi Pharmaceutical Co., Ltd.(b)	1,450	115,847
Koito Manufacturing Co., Ltd.	2,471	139,559
Komatsu Ltd.	17,568	457,053
Konami Holdings Corp.(b)	2,067	113,479
Kubota Corp.	20,410	433,617
Kuraray Co., Ltd.(b)	10,083	91,081
Kurita Water Industries Ltd.	3,436	168,749
Kyocera Corp.	5,746	335,362
Kyowa Kirin Co., Ltd.	5,673	186,073
Lasertec Corp.	1,384	303,806
Lixil Corp.	6,383	163,682
M3, Inc.	7,569	445,278
Makita Corp.	5,016	231,521
Marubeni Corp.	30,612	258,051
Marui Group Co., Ltd.	5,894	115,218
MatsukiyoCocokara & Co.	1,882	83,021
MEIJI Holdings Co., Ltd.	2,873	181,161
MINEBEA MITSUMI, Inc.	8,065	203,349
	Shares	Value
Common Stocks (continued)
Japan (continued)
MISUMI Group, Inc.	5,983	$249,762
Mitsubishi Chemical Holdings Corp.	28,265	233,680
Mitsubishi Corp.	22,426	710,394
Mitsubishi Electric Corp.	37,145	496,787
Mitsubishi Estate Co., Ltd.	22,368	338,977
Mitsubishi Heavy Industries Ltd.	5,955	151,924
Mitsubishi UFJ Financial Group, Inc.	217,866	1,189,402
Mitsui & Co., Ltd.	28,173	640,425
Mitsui Chemicals, Inc.	4,314	127,878
Mitsui Fudosan Co., Ltd.	17,108	389,872
Mitsui OSK Lines Ltd.	2,080	130,610
Mizuho Financial Group, Inc.	43,757	577,543
MonotaRO Co., Ltd.	5,433	122,930
MS&AD Insurance Group Holdings, Inc.	9,626	311,172
Murata Manufacturing Co., Ltd.	9,964	756,137
Nabtesco Corp.	3,049	98,670
NEC Corp.	5,084	259,495
Nexon Co., Ltd.	7,790	131,923
NGK Insulators Ltd.	6,127	101,664
NH Foods Ltd.	2,848	100,033
Nidec Corp.	7,993	881,140
Nihon M&A Center Holdings, Inc.	5,779	176,626
Nintendo Co., Ltd.	1,826	803,904
Nippon Building Fund, Inc.	36	233,633
Nippon Express Co., Ltd.	1,826	114,020
Nippon Paint Holdings Co., Ltd.(b)	14,166	151,444
Nippon Prologis REIT, Inc.	60	200,219
Nippon Steel Corp.	15,365	269,368
Nippon Telegraph & Telephone Corp.	22,264	622,474
Nippon Yusen K.K.	3,060	219,520
Nissan Chemical Corp.	2,968	164,766
Nissan Motor Co., Ltd.*	36,977	187,244
Nisshin Seifun Group, Inc.	7,840	123,694
Nissin Foods Holdings Co., Ltd.	1,943	148,419
Nitori Holdings Co., Ltd.	1,492	272,885
Nitto Denko Corp.	3,193	248,663
Nomura Holdings, Inc.	59,370	286,371
Nomura Real Estate Master Fund, Inc.	123	184,136
Nomura Research Institute Ltd.	6,136	244,310
NSK Ltd.	11,243	75,430
NTT Data Corp.	13,935	279,006
Obayashi Corp.	18,124	152,272
Obic Co., Ltd.	1,385	254,954
Odakyu Electric Railway Co., Ltd.	7,184	155,178
Oji Holdings Corp.	23,466	116,069
Olympus Corp.	18,947	408,850
Omron Corp.	3,714	354,056
Ono Pharmaceutical Co., Ltd.	9,092	190,212
Oriental Land Co., Ltd.	3,527	554,917
ORIX Corp.	23,281	460,414
Orix JREIT, Inc.	90	149,099
Osaka Gas Co., Ltd.	8,153	131,277
Otsuka Corp.	2,160	106,082
Otsuka Holdings Co., Ltd.	8,219	323,931
Pan Pacific International Holdings Corp.	9,708	203,142
Panasonic Corp.	38,236	466,947

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
PeptiDream, Inc.*	2,347	$56,666
Pigeon Corp.	3,040	70,305
Rakus Co., Ltd.	2,014	63,498
Rakuten Group, Inc.(b)	15,460	169,480
Recruit Holdings Co., Ltd.	22,749	1,510,681
Renesas Electronics Corp.*	18,692	229,828
Resona Holdings, Inc.	49,808	186,957
Ricoh Co., Ltd.	13,119	127,249
Rohm Co., Ltd.	1,790	162,948
Ryohin Keikaku Co., Ltd.	5,495	107,852
Santen Pharmaceutical Co., Ltd.	8,834	124,036
SBI Holdings, Inc.	5,210	134,425
Secom Co., Ltd.	3,976	269,855
Sekisui Chemical Co., Ltd.	10,090	165,033
Sekisui House Ltd.	14,157	293,197
Seven & i Holdings Co., Ltd.	13,917	583,654
SG Holdings Co., Ltd.	8,272	206,755
Shimadzu Corp.	5,605	226,854
Shimano, Inc.	1,474	408,234
Shimizu Corp.	16,555	120,941
Shin-Etsu Chemical Co., Ltd.	6,821	1,211,658
Shionogi & Co., Ltd.	5,337	346,689
Shiseido Co., Ltd.	6,942	461,177
Shizuoka Bank Ltd. (The)	16,527	132,912
SMC Corp.	1,029	613,113
SoftBank Corp.	46,717	636,892
SoftBank Group Corp.	22,459	1,214,096
Sompo Holdings, Inc.	6,775	293,994
Sony Group Corp.	20,702	2,385,655
Stanley Electric Co., Ltd.	3,836	96,417
Subaru Corp.	11,323	221,247
SUMCO Corp.	5,112	97,017
Sumitomo Chemical Co., Ltd.	37,551	184,421
Sumitomo Corp.	23,471	332,845
Sumitomo Electric Industries Ltd.	16,442	217,232
Sumitomo Metal Mining Co., Ltd.	4,849	188,091
Sumitomo Mitsui Financial Group, Inc.	23,539	768,153
Sumitomo Mitsui Trust Holdings, Inc.	7,385	243,133
Sumitomo Realty & Development Co., Ltd.	7,991	288,033
Suntory Beverage & Food Ltd.	3,092	119,721
Suzuki Motor Corp.	7,959	354,237
Sysmex Corp.	3,493	431,015
T&D Holdings, Inc.	14,114	180,966
Taiheiyo Cement Corp.	3,542	74,894
Taisei Corp.	4,002	125,298
Taiyo Yuden Co., Ltd.	2,622	132,221
Takeda Pharmaceutical Co., Ltd.	26,917	756,107
TDK Corp.	7,005	253,722
Teijin Ltd.	7,390	99,095
Terumo Corp.	12,132	533,904
TIS, Inc.	5,530	150,102
Tobu Railway Co., Ltd.	5,574	138,391
Toho Co., Ltd.	3,261	153,005
Toho Gas Co., Ltd.	1,847	54,588
Tohoku Electric Power Co., Inc.	11,571	74,992
Tokio Marine Holdings, Inc.	11,884	625,128
Tokyo Electron Ltd.	2,522	1,168,934
	Shares	Value
Common Stocks (continued)
Japan (continued)
Tokyo Gas Co., Ltd.	9,334	$161,999
Tokyu Corp.	11,911	167,344
Tokyu Fudosan Holdings Corp.	15,608	90,205
TOPPAN, Inc.	7,184	115,486
Toray Industries, Inc.	31,683	196,975
Toshiba Corp.	8,126	349,912
Tosoh Corp.	6,588	110,874
TOTO Ltd.	3,538	170,656
Toyo Suisan Kaisha Ltd.	2,836	122,120
Toyota Industries Corp.	3,358	284,484
Toyota Motor Corp.	205,116	3,609,430
Toyota Tsusho Corp.	5,135	222,018
Trend Micro, Inc.	2,804	158,121
Tsuruha Holdings, Inc.	932	114,840
Unicharm Corp.	7,488	301,556
USS Co., Ltd.	6,720	107,850
West Japan Railway Co.	5,038	236,955
Yakult Honsha Co., Ltd.	3,136	157,866
Yamaha Corp.	3,374	212,456
Yamaha Motor Co., Ltd.(b)	6,941	192,662
Yamato Holdings Co., Ltd.	6,884	168,863
Yaskawa Electric Corp.	5,117	220,791
Yokogawa Electric Corp.	5,812	115,807
Z Holdings Corp.	50,109	310,256
Zenkoku Hosho Co., Ltd.	2,236	107,854
Total Japan		73,813,316
Jordan — 0.0%(a)
Hikma Pharmaceuticals PLC	3,524	116,271
Luxembourg — 0.2%
ArcelorMittal SA	10,776	365,698
Eurofins Scientific SE	2,154	254,107
Total Luxembourg		619,805
Macau — 0.1%
Galaxy Entertainment Group Ltd.*	41,565	224,949
Sands China Ltd.*	55,275	126,338
Total Macau		351,287
Netherlands — 5.2%
Adyen NV*	490	1,480,290
Aegon NV	37,514	190,366
Akzo Nobel NV	3,268	375,996
Argenx SE*	934	279,837
ASM International NV	850	385,005
ASML Holding NV	6,516	5,282,216
ASR Nederland NV	3,001	140,514
BE Semiconductor Industries NV	1,224	111,845
Euronext NV	1,484	167,271
EXOR NV	1,907	179,860
Heineken Holding NV	1,970	182,838
Heineken NV(b)	4,148	459,962
IMCD NV	824	183,134
ING Groep NV	67,202	1,020,335
Koninklijke Ahold Delhaize NV	16,242	528,733
Koninklijke DSM NV	2,807	614,110
Koninklijke KPN NV	63,367	189,562
Koninklijke Philips NV	15,464	728,803

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Netherlands (continued)
NN Group NV	6,233	$334,112
Randstad NV	2,232	160,661
Royal Dutch Shell PLC, Class A	68,550	1,579,549
Royal Dutch Shell PLC, Class B	61,951	1,430,890
Universal Music Group NV(b)	13,430	390,334
Wolters Kluwer NV	4,603	482,823
Total Netherlands		16,879,046
New Zealand — 0.4%
Auckland International Airport Ltd.*	32,481	185,728
Contact Energy Ltd.	22,110	129,432
Fisher & Paykel Healthcare Corp., Ltd.	12,294	274,592
Mainfreight Ltd.	1,929	124,106
Meridian Energy Ltd.	29,091	103,887
Spark New Zealand Ltd.	57,282	187,137
Xero Ltd.*	2,510	281,865
Total New Zealand		1,286,747
Norway — 0.6%
DNB Bank ASA	18,718	444,313
Equinor ASA	17,381	439,184
Mowi ASA	8,723	252,225
Norsk Hydro ASA	26,425	193,299
Orkla ASA	16,998	165,091
Schibsted ASA, Class A	3,167	163,118
Telenor ASA	12,599	198,607
TOMRA Systems ASA	2,363	152,295
Total Norway		2,008,132
Poland — 0.3%
Allegro.eu SA*	7,786	88,120
Dino Polska SA*	871	77,866
KGHM Polska Miedz SA	3,120	120,053
LPP SA	26	93,457
Polski Koncern Naftowy ORLEN SA	7,051	152,210
Powszechna Kasa Oszczednosci Bank Polski SA*	17,639	215,917
Powszechny Zaklad Ubezpieczen SA	15,723	157,362
Total Poland		904,985
Portugal — 0.1%
EDP — Energias de Portugal SA	63,917	361,259
Russia — 0.1%
Coca-Cola HBC AG*	3,749	130,169
Polymetal International PLC	8,564	159,065
Total Russia		289,234
Saudi Arabia — 0.1%
Delivery Hero SE*	3,344	416,201
Singapore — 1.0%
Ascendas Real Estate Investment Trust	110,159	252,422
CapitaLand Integrated Commercial Trust	154,317	246,038
DBS Group Holdings Ltd.	31,498	736,472
Genting Singapore Ltd.	216,795	125,399
Keppel Corp., Ltd.	35,216	140,498
Mapletree Industrial Trust	79,368	161,855
	Shares	Value
Common Stocks (continued)
Singapore (continued)
Oversea-Chinese Banking Corp., Ltd.	62,373	$545,793
Singapore Exchange Ltd.	21,125	151,643
Singapore Technologies Engineering Ltd.	50,648	143,850
Singapore Telecommunications Ltd.	153,097	283,828
United Overseas Bank Ltd.	23,701	470,153
Total Singapore		3,257,951
South Africa — 0.2%
Anglo American PLC	20,553	783,914
South Korea — 4.9%
Amorepacific Corp.	935	145,225
Celltrion Healthcare Co., Ltd.*	1,625	112,501
Celltrion, Inc.*	1,950	334,581
CJ CheilJedang Corp.	321	104,386
Coway Co., Ltd.	2,093	142,214
Doosan Heavy Industries & Construction Co., Ltd.*	5,926	123,738
Hana Financial Group, Inc.	7,253	279,308
Hankook Tire & Technology Co., Ltd.	2,933	103,786
HLB, Inc.*	1,942	69,966
HMM Co., Ltd.*	6,486	147,920
HYBE Co., Ltd.*	437	125,279
Hyundai Mobis Co., Ltd.	1,332	287,248
Hyundai Motor Co.	3,005	534,885
Industrial Bank of Korea	14,571	137,786
Kakao Corp.	5,283	567,384
KB Financial Group, Inc.	7,980	386,520
Kia Corp.	5,017	365,364
Korea Electric Power Corp.	6,706	129,695
Korea Zinc Co., Ltd.	363	166,814
Korean Air Lines Co., Ltd.*	5,307	138,289
KT&G Corp.	4,121	286,007
LG Chem Ltd.	871	623,128
LG Corp.	2,183	170,373
LG Display Co., Ltd.*	6,875	115,902
LG Electronics, Inc.	2,346	241,918
LG Household & Health Care Ltd.	212	212,444
NAVER Corp.	2,456	855,412
NCSoft Corp.	372	199,601
POSCO	1,352	342,469
Samsung Biologics Co., Ltd.*	285	212,430
Samsung C&T Corp.	1,995	194,626
Samsung Electro-Mechanics Co., Ltd.	1,345	183,009
Samsung Electronics Co., Ltd.	79,179	4,729,532
Samsung Fire & Marine Insurance Co., Ltd.	944	186,611
Samsung SDI Co., Ltd.	969	608,657
Samsung SDS Co., Ltd.	1,039	136,038
Shinhan Financial Group Co., Ltd.	10,688	349,849
SK Bioscience Co., Ltd.*	430	84,635
SK Hynix, Inc.	8,972	790,823
SK Innovation Co., Ltd.*	1,089	225,992
SK Telecom Co., Ltd.	730	193,346
SK, Inc.	727	151,180
Woori Financial Group, Inc.	16,722	189,608
Total South Korea		15,686,479

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 2.3%
Abertis Infraestructuras SA(c)	5,353	$18,584
ACS Actividades de Construccion y Servicios SA	4,945	129,502
Aena SME SA*	1,322	216,708
Amadeus IT Group SA*	7,419	496,593
Banco Bilbao Vizcaya Argentaria SA	115,478	810,106
Banco Santander SA(b)	291,968	1,107,063
Bankinter SA	17,122	94,356
CaixaBank SA	81,759	235,120
Cellnex Telecom SA*	10,480	644,966
Enagas SA	4,828	108,420
Endesa SA	5,512	127,224
Ferrovial SA	8,982	283,352
Grifols SA(b)	5,937	136,003
Iberdrola SA	98,799	1,167,933
Industria de Diseno Textil SA(b)	18,062	652,986
Naturgy Energy Group SA(b)	5,304	139,518
Red Electrica Corp. SA	8,136	169,571
Repsol SA	24,401	312,200
Siemens Gamesa Renewable Energy SA*	3,824	103,685
Telefonica SA	91,545	398,813
Total Spain		7,352,703
Sweden — 3.5%
Alfa Laval AB	6,187	264,884
Assa Abloy AB, B Shares	15,923	466,279
Atlas Copco AB, A Shares(b)	10,547	677,631
Atlas Copco AB, B Shares(b)	6,362	344,082
Boliden AB	5,332	188,050
Castellum AB	5,113	135,974
Electrolux AB, B Shares(b)	4,885	110,856
Elekta AB, B Shares	6,797	78,919
Epiroc AB, A Shares	11,012	274,002
Epiroc AB, B Shares	6,847	145,494
EQT AB	4,837	254,902
Essity AB, B Shares	10,989	355,446
Evolution AB	2,884	466,490
Getinge AB, B Shares	3,730	166,902
H & M Hennes & Mauritz AB, B Shares(b)	15,561	291,743
Hexagon AB, B Shares	30,427	488,901
Husqvarna AB, B Shares	8,087	115,017
Industrivarden AB, A Shares(b)	7,519	247,934
Indutrade AB	5,210	151,596
Investor AB, B Shares(b)	38,282	882,111
Kinnevik AB, B Shares*	4,557	178,624
Lundin Energy AB	4,141	163,547
Nibe Industrier AB, B Shares	20,915	311,345
Sandvik AB	18,800	476,102
Securitas AB, B Shares	6,651	109,966
Sinch AB*	9,427	178,749
Skandinaviska Enskilda Banken AB, A Shares	25,841	403,930
Skanska AB, B Shares	6,850	173,872
SKF AB, B Shares	7,510	174,011
Svenska Cellulosa AB SCA, B Shares	11,194	174,521
Svenska Handelsbanken AB, A Shares	26,181	299,778
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Swedbank AB, A Shares(b)	17,535	$380,243
Swedish Match AB	30,226	265,993
Swedish Orphan Biovitrum AB*	3,234	87,736
Tele2 AB, B Shares	10,192	143,769
Telefonaktiebolaget LM Ericsson, B Shares	51,347	561,986
Telia Co. AB(b)	44,168	173,797
Trelleborg AB, B Shares	5,856	133,743
Volvo AB, B Shares	27,940	650,377
Total Sweden		11,149,302
Switzerland — 8.8%
ABB Ltd.	28,254	936,595
Adecco Group AG	2,931	147,777
Alcon, Inc.	7,644	632,936
Baloise Holding AG	974	155,627
Chocoladefabriken Lindt & Spruengli AG	34	401,488
Cie Financiere Richemont SA, Class A	8,787	1,087,617
Clariant AG*	5,948	125,372
Credit Suisse Group AG	39,760	414,766
EMS-Chemie Holding AG	137	136,063
Geberit AG	622	486,572
Givaudan SA	157	740,370
Holcim Ltd.*	8,515	425,960
Julius Baer Group Ltd.	3,999	289,635
Kuehne + Nagel International AG	769	242,629
Logitech International SA	2,482	207,035
Lonza Group AG	1,266	1,039,956
Nestle SA(d)	45,916	6,071,213
Novartis AG	34,969	2,894,725
Partners Group Holding AG	380	664,350
PSP Swiss Property AG	1,064	133,211
Roche Holding AG	11,920	4,618,633
Schindler Holding AG — Participating Certificate	974	253,906
SGS SA	115	340,815
SIG Combibloc Group AG*	5,660	148,167
Sika AG	2,392	811,513
Sonova Holding AG	988	409,040
STMicroelectronics NV	10,934	517,712
Straumann Holding AG	180	374,676
Swatch Group AG (The) — Bearer	632	173,744
Swiss Life Holding AG	621	341,576
Swiss Prime Site AG	1,596	162,438
Swisscom AG	454	247,632
Tecan Group AG	214	131,152
Temenos AG	1,081	165,448
UBS Group AG	53,224	969,536
VAT Group AG	396	189,473
Vifor Pharma AG	1,052	135,968
Zurich Insurance Group AG	2,437	1,082,548
Total Switzerland		28,307,874
United Kingdom — 11.3%
3i Group PLC	16,267	304,144
abrdn PLC	39,033	135,901
Admiral Group PLC	3,582	140,918

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Ashtead Group PLC	7,594	$637,476
Associated British Foods PLC	6,246	153,083
AstraZeneca PLC	25,696	3,203,159
Auto Trader Group PLC(b)	17,784	147,630
Aviva PLC	69,161	374,185
B&M European Value Retail SA	15,437	133,987
BAE Systems PLC	55,167	417,272
Barclays PLC	286,493	794,256
Barratt Developments PLC	19,137	173,918
Berkeley Group Holdings PLC	2,172	129,660
BP PLC	333,616	1,601,478
British American Tobacco PLC	38,579	1,346,644
British Land Co. PLC (The)	18,742	126,989
BT Group PLC*	135,943	258,832
Bunzl PLC	6,696	248,004
Burberry Group PLC	7,473	197,599
CK Hutchison Holdings Ltd.	50,248	338,150
CNH Industrial NV	18,291	316,027
Compass Group PLC*	30,454	647,044
Croda International PLC	2,409	312,316
DCC PLC	1,786	149,485
Dechra Pharmaceuticals PLC	1,563	109,695
Diageo PLC	38,396	1,911,568
Direct Line Insurance Group PLC	27,669	110,899
DS Smith PLC	24,338	127,907
Entain PLC*	11,049	310,178
Experian PLC	15,769	723,466
GlaxoSmithKline PLC	82,486	1,705,738
Halma PLC	5,368	217,949
Hargreaves Lansdown PLC(b)	6,591	138,862
Howden Joinery Group PLC	9,054	114,154
HSBC Holdings PLC	339,752	2,056,131
IMI PLC	5,459	122,271
Imperial Brands PLC	16,566	350,155
Informa PLC*	28,295	201,451
InterContinental Hotels Group PLC*	3,681	258,240
Intermediate Capital Group PLC	5,601	168,216
Intertek Group PLC	3,040	203,978
ITV PLC*	71,823	105,983
JD Sports Fashion PLC	9,810	146,304
Johnson Matthey PLC	3,590	134,491
Just Eat Takeaway.com NV*	3,174	228,174
Kingfisher PLC	40,299	185,053
Land Securities Group PLC	15,508	146,040
Legal & General Group PLC	106,587	422,095
Lloyds Banking Group PLC	1,192,053	820,598
London Stock Exchange Group PLC	5,684	553,185
M&G PLC	50,986	139,638
Meggitt PLC*	15,677	161,169
Melrose Industries PLC	77,966	168,644
National Grid PLC	58,263	747,048
NatWest Group PLC	86,959	263,549
Next PLC	2,377	259,554
Ocado Group PLC*	8,410	207,850
Pearson PLC(b)	14,403	118,931
Persimmon PLC	6,067	226,288
Prudential PLC	43,546	892,077
Reckitt Benckiser Group PLC	10,739	872,188
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
RELX PLC	31,554	$979,239
Rentokil Initial PLC	32,303	260,540
Rightmove PLC(b)	16,466	156,054
Rolls-Royce Holdings PLC*	144,476	261,096
Royal Mail PLC	14,024	80,834
Sage Group PLC (The)	20,178	196,600
Segro PLC	19,845	351,593
Severn Trent PLC	4,555	170,954
Smith & Nephew PLC	15,585	268,107
Smiths Group PLC	7,659	142,308
Spirax-Sarco Engineering PLC	1,236	264,387
SSE PLC	17,364	391,181
St James’s Place PLC(b)	9,144	197,977
Standard Chartered PLC	42,842	290,633
Tate & Lyle PLC	11,737	104,286
Taylor Wimpey PLC	68,603	145,335
Tesco PLC	127,251	470,784
THG PLC*	18,083	53,689
Unilever PLC	42,484	2,278,150
United Utilities Group PLC	12,779	181,912
Vodafone Group PLC	476,903	706,273
Weir Group PLC (The)	5,040	119,864
Whitbread PLC*(b)	4,441	199,061
WPP PLC	21,366	309,275
Total United Kingdom		36,498,006
United States — 1.3%
Amcor PLC	32,435	389,548
Ferguson PLC	3,963	597,279
James Hardie Industries PLC	7,827	303,643
OneMarket Ltd.*(c)	1,633	0
QIAGEN NV*	4,569	251,631
Schneider Electric SE	8,956	1,543,248
Stellantis NV	35,644	711,545
Swiss Re AG	4,966	481,736
Total United States		4,278,630
Total Common Stocks
(Cost $281,669,880)		319,319,096
Preferred Stocks — 0.8%
Germany — 0.6%
FUCHS PETROLUB SE, 0.00%	2,298	110,204
Henkel AG & Co. KGaA, 2.37%	3,331	298,284
Porsche Automobil Holding SE, 2.44%	2,876	298,943
Sartorius AG, 0.13%	459	297,672
Volkswagen AG, 2.50%	3,707	831,473
Total Germany		1,836,576
South Korea — 0.2%
Samsung Electronics Co., Ltd., 4.06%	13,165	721,031
Total Preferred Stocks
(Cost $1,956,365)		2,557,607
Rights — 0.0%(a)
Australia — 0.0%(a)
Aristocrat Leisure Ltd., expires 11/11/21*
(Cost $0)	630	2,238

See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Short-Term Investment — 2.3%
Money Market Fund — 2.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(e)(f)
(Cost $7,551,732)	7,551,732	$7,551,732
Total Investments — 102.1%
(Cost $291,177,977)		329,430,673
Other Assets and Liabilities, Net — (2.1)%		(6,832,161)
Net Assets — 100.0%		$322,598,512

*
Non-income producing securities.

(a)
Less than 0.05%.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,061,008; total market value of collateral held by the Fund was $12,414,398. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $4,862,666.

(c)
Securities are fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The securities are fair valued using significant unobservable inputs.

(d)
All or a portion of these securities have been segregated as collateral for forward foreign currency contracts. The total value of securities segregated amounted to $2,908,936.

(e)
Reflects the 1-day yield at October 31, 2021.

(f)
Represents security purchased with cash collateral received for securities on loan.

Forward Foreign Currency Contracts Outstanding as of October 31, 2021:
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2021	Unrealized Appreciation
Swiss Franc	11/05/21	Morgan Stanley	12,420,862	$13,594,081	$13,595,047	$966
Danish Krone	11/05/21	Morgan Stanley	23,618,417	3,673,939	3,674,469	530
Euro	11/05/21	Morgan Stanley	40,629,736	47,019,916	47,023,309	3,393
British Pound	11/05/21	Morgan Stanley	16,399,227	22,478,263	22,479,306	1,043
Hong Kong Dollar	11/05/21	Morgan Stanley	35,586,635	4,574,480	4,574,746	266
Israeli Shekel	11/05/21	Morgan Stanley	2,864,028	907,156	907,262	106
South Korean Won#	11/05/21	Morgan Stanley	9,934,512,500	8,464,341	8,500,356	36,015
Norwegian Krone	11/05/21	Morgan Stanley	9,376,824	1,108,342	1,108,427	85
Polish Zloty	11/05/21	Morgan Stanley	1,754,659	440,076	440,086	10
Swedish Krona	11/05/21	Morgan Stanley	46,200,777	5,378,962	5,379,588	626
Singapore Dollar	11/05/21	Morgan Stanley	2,200,477	1,631,611	1,631,760	149
Unrealized Appreciation				$109,271,167	$109,314,356	$43,189
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2021	Unrealized Appreciation
Danish Krone	11/05/21	Morgan Stanley	(23,618,417)	$(3,683,470)	$(3,674,469)	$9,001
Euro	11/05/21	Morgan Stanley	(40,629,736)	(47,114,315)	(47,023,309)	91,006
Japanese Yen	11/05/21	Morgan Stanley	(4,275,425,497)	(38,321,720)	(37,496,807)	824,913
Polish Zloty	11/05/21	Morgan Stanley	(1,754,659)	(441,771)	(440,086)	1,685
Unrealized Appreciation				$(89,561,276)	$(88,634,671)	$926,605
Total Unrealized Appreciation						$969,794
Purchased Contracts	Settlement Date	Counterparty	Currency Amount Purchased	Value at Settlement Date	Value at October 31, 2021	Unrealized (Depreciation)
Australian Dollar	11/05/21	Morgan Stanley	14,975,437	$11,248,774	$11,248,269	$(505)
Japanese Yen	11/05/21	Morgan Stanley	4,275,425,497	37,498,786	37,496,807	(1,979)
New Zealand Dollar	11/05/21	Morgan Stanley	719,193	514,697	514,656	(41)
Unrealized Depreciation				$49,262,257	$49,259,732	$(2,525)
See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
Sold Contracts	Settlement Date	Counterparty	Currency Amount Sold	Value at Settlement Date	Value at October 31, 2021	Unrealized (Depreciation)
Australian Dollar	11/05/21	Morgan Stanley	(14,975,437)	$(10,818,988)	$(11,248,269)	$(429,281)
Australian Dollar	12/06/21	Morgan Stanley	(14,841,434)	(11,148,774)	(11,148,964)	(190)
Swiss Franc	11/05/21	Morgan Stanley	(12,420,862)	(13,324,440)	(13,595,047)	(270,607)
Swiss Franc	12/06/21	Morgan Stanley	(12,952,420)	(14,185,000)	(14,189,554)	(4,554)
Danish Krone	12/06/21	Morgan Stanley	(25,136,776)	(3,912,379)	(3,913,554)	(1,175)
Euro	12/06/21	Morgan Stanley	(42,031,358)	(48,665,756)	(48,679,981)	(14,225)
British Pound	11/05/21	Morgan Stanley	(16,399,227)	(22,111,329)	(22,479,306)	(367,977)
British Pound	12/06/21	Morgan Stanley	(16,523,112)	(22,647,217)	(22,651,001)	(3,784)
Hong Kong Dollar	11/05/21	Morgan Stanley	(35,586,635)	(4,571,911)	(4,574,746)	(2,835)
Hong Kong Dollar	12/06/21	Morgan Stanley	(35,875,713)	(4,611,920)	(4,612,318)	(398)
Israeli Shekel	11/05/21	Morgan Stanley	(2,864,028)	(887,843)	(907,261)	(19,418)
Israeli Shekel	12/06/21	Morgan Stanley	(3,010,935)	(953,832)	(953,974)	(142)
Japanese Yen	12/06/21	Morgan Stanley	(4,208,281,695)	(36,913,438)	(36,919,323)	(5,885)
South Korean Won#	11/05/21	Morgan Stanley	(9,934,512,500)	(8,382,140)	(8,500,356)	(118,216)
South Korean Won#	12/06/21	Morgan Stanley	(9,586,497,575)	(8,159,485)	(8,196,110)	(36,625)
Norwegian Krone	11/05/21	Morgan Stanley	(9,376,824)	(1,073,809)	(1,108,427)	(34,618)
Norwegian Krone	12/06/21	Morgan Stanley	(9,405,036)	(1,111,387)	(1,111,513)	(126)
New Zealand Dollar	11/05/21	Morgan Stanley	(719,193)	(496,019)	(514,656)	(18,637)
New Zealand Dollar	12/06/21	Morgan Stanley	(702,076)	(502,114)	(502,176)	(62)
Polish Zloty	12/06/21	Morgan Stanley	(1,799,980)	(451,123)	(451,141)	(18)
Swedish Krona	11/05/21	Morgan Stanley	(46,200,777)	(5,282,476)	(5,379,588)	(97,112)
Swedish Krona	12/06/21	Morgan Stanley	(47,860,853)	(5,573,410)	(5,574,995)	(1,585)
Singapore Dollar	11/05/21	Morgan Stanley	(2,200,477)	(1,620,746)	(1,631,760)	(11,014)
Singapore Dollar	12/06/21	Morgan Stanley	(2,259,000)	(1,674,585)	(1,674,921)	(336)
Unrealized Depreciation				$(229,080,121)	$(230,518,941)	$(1,438,820)
Total Unrealized Depreciation						$(1,441,345)
Net Unrealized Appreciation (Depreciation)						$(471,551)

#
Non-deliverable forward.

As of October 31, 2021, there was collateral segregated by the counterparty for forward foreign currency contracts in the amount of $2,908,936.
See notes to financial statements.

Schedule of Investments — IQ 50 Percent Hedged FTSE International ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Common Stocks	$318,210,721	$1,089,791	$18,584(h)	$319,319,096
Preferred Stocks	2,557,607	—	—	2,557,607
Right	2,238	—	—	2,238
Short-Term Investment:
Money Market Fund	7,551,732	—	—	7,551,732
Total Investments in Securities	328,322,298	1,089,791	18,584	329,430,673
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	—	969,794	—	969,794
Total Investments in Securities and Other Financial Instruments	$328,322,298	$2,059,585	$18,584	$330,400,467
Liability Valuation Inputs
Other Financial Instruments:(i)
Forward Foreign Currency Contracts	$—	$1,441,345	$—	$1,441,345

(g)
For a complete listing of investments and their countries, see the Schedule of Investments.

(h)
The Level 3 securities, valued in total at $18,584, have been fair valued in good faith in accordance with procedures established by the Board of Trustees.

(i)
Reflects the unrealized appreciation (depreciation) of the instruments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.
See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Large Cap ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 100.0%
Communication Services — 8.4%
Activision Blizzard, Inc.	31,126	$2,433,742
Alphabet, Inc., Class A*	1,404	4,157,132
Charter Communications, Inc., Class A*(a)	4,691	3,165,909
Comcast Corp., Class A	53,493	2,751,145
Facebook, Inc.*	9,829	3,180,369
Liberty Broadband Corp., Class C*	19,278	3,131,711
Snap, Inc., Class A*	55,355	2,910,566
Take-Two Interactive Software, Inc.*	16,382	2,965,142
T-Mobile US, Inc.*	23,104	2,657,653
Total Communication Services		27,353,369
Consumer Discretionary — 9.4%
Amazon.com, Inc.*	936	3,156,595
AutoZone, Inc.*	2,061	3,678,555
Dollar General Corp.	14,284	3,164,192
Garmin Ltd.	21,952	3,152,307
Home Depot, Inc. (The)	9,483	3,525,210
NVR, Inc.*	614	3,005,407
O’Reilly Automotive, Inc.*	5,707	3,551,580
Target Corp.	14,614	3,794,087
Tractor Supply Co.	16,344	3,549,427
Total Consumer Discretionary		30,577,360
Consumer Staples — 3.9%
Archer-Daniels-Midland Co.	50,783	3,262,300
Hershey Co. (The)	18,302	3,209,256
PepsiCo, Inc.	20,462	3,306,659
Tyson Foods, Inc., Class A	38,956	3,115,311
Total Consumer Staples		12,893,526
Energy — 1.3%
DT Midstream, Inc.	10,870	521,325
EOG Resources, Inc.	40,415	3,736,771
Total Energy		4,258,096
Financials — 13.6%
Aflac, Inc.	56,558	3,035,468
Allstate Corp. (The)	25,193	3,115,618
Bank of New York Mellon Corp. (The)	61,208	3,623,514
Berkshire Hathaway, Inc., Class B*	11,331	3,252,110
BlackRock, Inc.	3,840	3,622,887
Charles Schwab Corp. (The)	44,410	3,642,952
Chubb Ltd.	18,324	3,580,143
Markel Corp.*	2,541	3,336,663
Nasdaq, Inc.	19,630	4,119,748
Northern Trust Corp.	27,537	3,388,153
Progressive Corp. (The)	30,275	2,872,492
T Rowe Price Group, Inc.	17,130	3,715,154
Travelers Cos., Inc. (The)	19,246	3,096,297
Total Financials		44,401,199
Health Care — 16.5%
Abbott Laboratories	24,153	3,113,080
AmerisourceBergen Corp.	24,516	2,991,442
Baxter International, Inc.	34,321	2,709,986
Becton Dickinson and Co.	11,905	2,852,319
Cardinal Health, Inc.	47,648	2,278,051
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Cigna Corp.	11,974	$2,557,766
CVS Health Corp.	38,477	3,435,227
Danaher Corp.	12,861	4,009,674
IDEXX Laboratories, Inc.*	5,916	3,940,884
Johnson & Johnson	17,612	2,868,643
McKesson Corp.	14,839	3,084,731
Regeneron Pharmaceuticals, Inc.*	6,118	3,915,153
Stryker Corp.	11,884	3,161,976
Teladoc Health, Inc.*	15,926	2,382,371
UnitedHealth Group, Inc.	7,780	3,582,457
Vertex Pharmaceuticals, Inc.*	13,470	2,491,007
West Pharmaceutical Services, Inc.	10,273	4,416,157
Total Health Care		53,790,924
Industrials — 10.0%
3M Co.	15,021	2,683,952
AMETEK, Inc.	22,661	3,000,316
Caterpillar, Inc.	12,484	2,546,861
Cummins, Inc.	11,172	2,679,493
Deere & Co.	7,736	2,648,110
General Dynamics Corp.	15,942	3,232,241
L3Harris Technologies, Inc.	14,280	3,292,111
Lockheed Martin Corp.	7,834	2,603,395
Northrop Grumman Corp.	8,944	3,194,976
Old Dominion Freight Line, Inc.	12,038	4,109,171
PACCAR, Inc.	31,152	2,791,842
Total Industrials		32,782,468
Information Technology — 28.2%
Accenture PLC, Class A	10,478	3,759,402
Adobe, Inc.*	6,090	3,960,692
Akamai Technologies, Inc.*	28,406	2,995,697
ANSYS, Inc.*	8,525	3,235,920
Arista Networks, Inc.*	9,588	3,928,108
Automatic Data Processing, Inc.	15,358	3,447,717
Broadcom, Inc.	6,242	3,318,684
Cadence Design Systems, Inc.*	21,130	3,657,814
CDW Corp.	17,462	3,259,282
Citrix Systems, Inc.	20,621	1,953,427
Coupa Software, Inc.*	11,375	2,590,088
Dell Technologies, Inc., Class C*	32,838	3,611,852
DocuSign, Inc.*	14,296	3,978,434
Fiserv, Inc.*	24,316	2,394,883
HP, Inc.	91,168	2,765,125
Intel Corp.	45,228	2,216,172
International Business Machines Corp.	21,721	2,717,297
Intuit, Inc.	7,555	4,729,354
Microsoft Corp.	12,278	4,071,630
salesforce.com, Inc.*	13,662	4,094,365
Synopsys, Inc.*	11,680	3,891,542
Texas Instruments, Inc.	15,316	2,871,444
Trade Desk, Inc. (The), Class A*	44,419	3,327,427
Tyler Technologies, Inc.*	6,816	3,702,588
VeriSign, Inc.*	14,563	3,242,743
VMware, Inc., Class A*(a)	19,240	2,918,708
Zscaler, Inc.*	16,861	5,376,299
Total Information Technology		92,016,694

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Large Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Materials — 1.6%
Corteva, Inc.	62,088	$2,679,097
Newmont Corp.	48,027	2,593,458
Total Materials		5,272,555
Real Estate — 5.5%
Crown Castle International Corp.	16,816	3,031,925
Essex Property Trust, Inc.	10,648	3,619,574
Invitation Homes, Inc.	90,483	3,732,424
Prologis, Inc.	27,307	3,958,423
Sun Communities, Inc.	19,292	3,780,846
Total Real Estate		18,123,192
Utilities — 1.6%
CMS Energy Corp.	47,282	2,853,469
DTE Energy Co.	21,739	2,464,115
Total Utilities		5,317,584
Total Common Stocks (Cost $269,957,062)		326,786,967
Short-Term Investments — 0.9%
Money Market Funds — 0.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,884,828	2,884,828
	Shares	Value
Short-Term Investments (continued)
Money Market Funds (continued)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	88,124	$88,124
Total Short-Term Investments (Cost $2,972,952)		2,972,952
Total Investments — 100.9% (Cost $272,930,014)		329,759,919
Other Assets and Liabilities, Net — (0.9)%		(2,815,998)
Net Assets — 100.0%		$326,943,921

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $4,982,308; total market value of collateral held by the Fund was $5,198,792. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $2,313,963.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$326,786,967	$—	$—	$326,786,967
Short-Term Investments:
Money Market Funds	2,972,952	—	—	2,972,952
Total Investments in Securities	$329,759,919	$—	$—	$329,759,919

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 3.2%
AMC Networks, Inc., Class A*	8,298	$330,177
Angi, Inc.*	33,933	425,180
Cargurus, Inc.*	18,510	620,825
Consolidated Communications Holdings, Inc.*	61,267	453,376
Emerald Holding, Inc.*	79,915	323,656
IDT Corp., Class B*	19,468	941,667
Liberty Latin America Ltd., Class C*	33,986	408,851
QuinStreet, Inc.*	21,729	304,206
Scholastic Corp.	14,651	530,220
Sinclair Broadcast Group, Inc., Class A	15,075	393,910
TEGNA, Inc.	23,427	460,575
Telephone and Data Systems, Inc.	19,213	360,052
TrueCar, Inc.*	92,188	386,268
United States Cellular Corp.*	12,091	369,622
World Wrestling Entertainment, Inc., Class A(a)	8,129	496,601
Ziff Davis, Inc.*	3,680	472,033
Total Communication Services		7,277,219
Consumer Discretionary — 9.3%
1-800-Flowers.com, Inc., Class A*	15,977	513,181
Adtalem Global Education, Inc.*	11,157	412,028
America’s Car-Mart, Inc.*	2,896	346,043
American Eagle Outfitters, Inc.(a)	15,086	358,142
American Public Education, Inc.*	12,381	309,401
Asbury Automotive Group, Inc.*	2,245	439,369
Carriage Services, Inc.	12,536	644,977
Cato Corp. (The), Class A	36,760	648,079
Children’s Place, Inc. (The)*(a)	6,329	524,611
Dillard’s, Inc., Class A	4,568	1,055,848
Escalade, Inc.	21,098	394,744
Ethan Allen Interiors, Inc.	16,841	390,880
Foot Locker, Inc.	7,843	373,876
Genius Brands International, Inc.*(a)	227,386	316,067
Gentherm, Inc.*	5,953	438,319
Graham Holdings Co., Class B	785	459,892
Green Brick Partners, Inc.*	19,450	506,672
Haverty Furniture Cos., Inc.	11,861	340,411
Hooker Furnishings Corp.	12,098	304,991
iRobot Corp.*	3,611	301,230
Johnson Outdoors, Inc., Class A	3,090	328,096
Lakeland Industries, Inc.*	15,833	331,068
LCI Industries	3,335	465,699
Liquidity Services, Inc.*	23,741	524,201
Lumber Liquidators Holdings, Inc.*	17,560	317,485
MarineMax, Inc.*	8,937	462,847
MDC Holdings, Inc.	7,426	363,725
Motorcar Parts of America, Inc.*	19,607	370,964
Murphy USA, Inc.	3,050	496,998
National Vision Holdings, Inc.*	10,065	620,407
Norwegian Cruise Line Holdings Ltd.*(a)	15,989	411,237
Penske Automotive Group, Inc.	5,499	583,169
Perdoceo Education Corp.*	36,883	391,697
Rent-A-Center, Inc.	7,650	407,439
	Shares	Value
Common Stocks (continued)
Consumer Discretionary (continued)
Rocky Brands, Inc.	8,160	$445,128
Sally Beauty Holdings, Inc.*	21,914	334,408
Smith & Wesson Brands, Inc.	25,280	543,520
Standard Motor Products, Inc.	10,608	508,123
Strategic Education, Inc.	4,799	327,340
Superior Group of Cos., Inc.	17,354	451,030
Tri Pointe Homes, Inc.*	21,666	524,101
Unifi, Inc.*	16,007	384,488
Universal Electronics, Inc.*	8,024	330,428
Vista Outdoor, Inc.*	13,755	575,509
Vivint Smart Home, Inc.*	30,804	279,392
Winmark Corp.	2,367	551,085
Zumiez, Inc.*	10,283	418,518
Total Consumer Discretionary		20,826,863
Consumer Staples — 3.2%
BellRing Brands, Inc., Class A*	18,684	501,105
Central Garden & Pet Co., Class A*	8,500	392,700
Coca-Cola Consolidated, Inc.	1,529	613,741
Edgewell Personal Care Co.	11,139	389,754
Ingles Markets, Inc., Class A	7,155	495,054
Medifast, Inc.	2,082	408,634
National Beverage Corp.	9,019	508,672
Nu Skin Enterprises, Inc., Class A	8,342	334,931
Pilgrim’s Pride Corp.*	18,542	522,143
Seaboard Corp.	119	458,152
Seneca Foods Corp., Class A*	9,367	483,618
Spectrum Brands Holdings, Inc.	5,189	486,469
Sprouts Farmers Market, Inc.*	16,571	366,882
Universal Corp.	7,479	351,513
USANA Health Sciences, Inc.*	4,518	438,517
Weis Markets, Inc.	7,805	439,499
Total Consumer Staples		7,191,384
Energy — 4.2%
Archrock, Inc.	46,485	380,712
Brigham Minerals, Inc., Class A	30,133	698,483
ChampionX Corp.*	20,300	532,469
Comstock Resources, Inc.*	79,626	785,909
CVR Energy, Inc.	29,060	557,080
Dril-Quip, Inc.*	13,276	312,783
EQT Corp.*	23,741	472,683
Exterran Corp.*	131,289	561,917
Helix Energy Solutions Group, Inc.*	87,353	330,194
International Seaways, Inc.(a)	47,115	826,868
Liberty Oilfield Services, Inc., Class A*	39,071	504,797
NextDecade Corp.*	165,217	606,347
NexTier Oilfield Solutions, Inc.*	118,581	528,871
ProPetro Holding Corp.*	41,382	396,854
Renewable Energy Group, Inc.*(a)	6,680	427,520
REX American Resources Corp.*	5,242	461,034
Solaris Oilfield Infrastructure, Inc., Class A	35,953	272,883
Tellurian, Inc.*(a)	188,514	738,975
Total Energy		9,396,379

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials — 27.5%
1st Source Corp.	9,271	$447,604
Affiliated Managers Group, Inc.	2,960	496,925
Allegiance Bancshares, Inc.	10,881	426,209
A-Mark Precious Metals, Inc.	12,669	950,048
American National Group, Inc.	4,090	775,914
Ameris Bancorp	8,400	440,076
Argo Group International Holdings Ltd.	8,766	483,007
Artisan Partners Asset Management, Inc., Class A	8,456	418,910
Associated Banc-Corp.	20,671	460,550
Atlantic Capital Bancshares, Inc.*	18,303	503,516
Atlantic Union Bankshares Corp.	11,499	412,469
Axis Capital Holdings Ltd.	8,899	463,371
Axos Financial, Inc.*	9,383	497,299
B Riley Financial, Inc.	8,268	592,485
BankUnited, Inc.	10,037	407,101
Banner Corp.	8,271	477,733
Berkshire Hills Bancorp, Inc.	19,763	536,566
Blucora, Inc.*	26,510	437,945
Brookline Bancorp, Inc.	29,407	471,982
Cadence Bank	13,581	394,121
Cambridge Bancorp	5,232	480,350
Camden National Corp.	9,218	438,777
Cannae Holdings, Inc.*	11,134	379,669
Cathay General Bancorp	10,818	456,411
CBTX, Inc.	14,359	390,565
Central Pacific Financial Corp.	16,533	454,492
City Holding Co.	5,393	429,175
CNO Financial Group, Inc.	18,160	438,382
Cohen & Steers, Inc.	6,751	640,602
Community Trust Bancorp, Inc.	10,019	437,630
Cowen, Inc., Class A	12,551	473,549
CVB Financial Corp.	19,970	399,799
Diamond Hill Investment Group, Inc.	2,827	613,063
Eagle Bancorp, Inc.	8,290	469,131
Enstar Group Ltd.*	1,789	412,865
Enterprise Financial Services Corp.	8,923	419,560
Evercore, Inc., Class A	3,349	508,512
EZCORP, Inc., Class A*	88,757	662,127
Federal Agricultural Mortgage Corp., Class C	4,381	552,400
Financial Institutions, Inc.	14,562	464,819
First Bancshares, Inc. (The)	12,050	485,013
First BankCorp	10,141	491,027
First Busey Corp.	17,198	438,377
First Commonwealth Financial Corp.	30,697	469,664
First Foundation, Inc.	18,803	500,348
First Merchants Corp.	9,485	394,386
First Mid Bancshares, Inc.	10,042	432,609
First of Long Island Corp. (The)	20,758	417,859
Flushing Financial Corp.	20,778	499,088
FNB Corp.	34,733	404,639
Fulton Financial Corp.	25,903	417,038
German American Bancorp, Inc.	9,544	376,225
Greenhill & Co., Inc.	26,768	420,793
Hanmi Financial Corp.	22,357	496,102
Hanover Insurance Group, Inc. (The)	3,406	429,156
HarborOne Bancorp, Inc.	32,750	470,618
	Shares	Value
Common Stocks (continued)
Financials (continued)
HBT Financial, Inc.	25,767	$464,579
Heartland Financial USA, Inc.	8,777	439,903
Heritage Commerce Corp.	36,097	432,803
Heritage Financial Corp.	15,621	388,026
Heritage Insurance Holdings, Inc.	39,811	260,364
Hilltop Holdings, Inc.	12,926	458,097
Hingham Institution For Savings The	1,553	561,006
HomeStreet, Inc.	10,009	472,024
Hope Bancorp, Inc.	29,290	427,341
Horace Mann Educators Corp.	10,210	400,028
Houlihan Lokey, Inc.	6,631	743,203
Independent Bank Corp.	18,659	420,387
Interactive Brokers Group, Inc., Class A	6,039	427,863
International Bancshares Corp.	9,502	402,885
Investors Bancorp, Inc.	30,028	459,428
Kearny Financial Corp.	36,517	490,058
Lakeland Bancorp, Inc.	25,310	455,074
Lazard Ltd., Class A	10,138	496,661
Live Oak Bancshares, Inc.(a)	6,441	574,408
Mercantile Bank Corp.	13,585	466,916
Merchants Bancorp	10,518	467,315
Mercury General Corp.	7,253	395,216
Metropolitan Bank Holding Corp.*	8,759	795,843
Midland States Bancorp, Inc.	15,903	408,071
MidWestOne Financial Group, Inc.	14,244	446,549
Moelis & Co., Class A	8,338	606,506
MVB Financial Corp.	13,052	557,190
National Western Life Group, Inc., Class A	1,773	381,213
NBT Bancorp, Inc.	11,057	405,681
Northfield Bancorp, Inc.	27,708	486,275
Northwest Bancshares, Inc.	30,526	421,259
OceanFirst Financial Corp.	18,426	408,504
OFG Bancorp	19,500	505,050
Oportun Financial Corp.*	21,300	494,799
Oppenheimer Holdings, Inc., Class A	11,014	573,279
Peapack-Gladstone Financial Corp.	14,286	479,295
PennyMac Financial Services, Inc.	6,598	409,472
Peoples Bancorp, Inc.	13,300	425,068
Pinnacle Financial Partners, Inc.	4,976	480,532
Piper Sandler Cos.	4,025	662,877
Popular, Inc.	6,272	510,792
Preferred Bank	6,927	474,984
Premier Financial Corp.	13,263	422,824
PROG Holdings, Inc.	10,191	412,226
Provident Financial Services, Inc.	19,799	490,223
QCR Holdings, Inc.	9,343	515,173
Republic Bancorp, Inc., Class A	9,961	538,093
S&T Bancorp, Inc.	13,169	402,445
Safety Insurance Group, Inc.	5,237	410,633
Sandy Spring Bancorp, Inc.	10,157	482,051
Sculptor Capital Management, Inc.	20,161	534,267
Selective Insurance Group, Inc.	6,081	476,568
ServisFirst Bancshares, Inc.(a)	7,193	577,670
Simmons First National Corp., Class A	14,868	444,405
SiriusPoint Ltd.*	43,376	407,734
SLM Corp.	24,549	450,474

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Southern First Bancshares, Inc.*	9,410	$506,917
SouthState Corp.	5,620	438,866
Stewart Information Services Corp.	8,480	603,522
Towne Bank	14,511	457,387
TriCo Bancshares	9,313	408,189
Trustmark Corp.	13,105	416,870
UMB Financial Corp.	4,776	471,964
Umpqua Holdings Corp.	25,135	514,011
United Community Banks, Inc.	12,930	450,481
United Fire Group, Inc.	12,677	258,991
Universal Insurance Holdings, Inc.	30,763	454,370
Univest Financial Corp.	15,428	442,784
Valley National Bancorp	32,106	425,726
Victory Capital Holdings, Inc., Class A	17,260	654,154
Virtus Investment Partners, Inc.	1,874	599,680
Walker & Dunlop, Inc.	4,293	558,391
WesBanco, Inc.	12,233	425,341
Wintrust Financial Corp.	5,820	515,070
Total Financials		61,962,975
Health Care — 12.8%
Akero Therapeutics, Inc.*(a)	15,205	326,755
Alector, Inc.*(a)	21,903	476,171
Alkermes PLC*	23,614	715,268
Allscripts Healthcare Solutions, Inc.*	29,380	404,856
Amneal Pharmaceuticals, Inc.*	65,547	359,853
AngioDynamics, Inc.*	18,852	539,167
Aquestive Therapeutics, Inc.*	84,832	436,036
Arcutis Biotherapeutics, Inc.*	15,248	322,953
Assembly Biosciences, Inc.*	95,895	302,069
Avanos Medical, Inc.*	10,087	318,144
Axogen, Inc.*	21,773	330,732
Axonics, Inc.*(a)	7,367	540,369
Beam Therapeutics, Inc.*	5,510	489,123
BioDelivery Sciences International, Inc.*	112,820	460,306
Bioxcel Therapeutics, Inc.*(a)	10,219	297,782
Catalyst Pharmaceuticals, Inc.*	95,688	564,559
Cerus Corp.*	73,398	484,427
Coherus Biosciences, Inc.*	30,193	505,129
Collegium Pharmaceutical, Inc.*	18,614	365,393
Computer Programs and Systems, Inc.*	14,417	520,454
Concert Pharmaceuticals, Inc.*	88,402	242,221
Cross Country Healthcare, Inc.*	35,319	732,163
Eagle Pharmaceuticals, Inc.*	10,569	553,498
Enanta Pharmaceuticals, Inc.*	8,945	767,928
Harpoon Therapeutics, Inc.*	21,087	132,005
Heat Biologics, Inc.*(a)	60,595	323,577
ICU Medical, Inc.*	2,148	502,911
Inogen, Inc.*	8,399	333,020
Integer Holdings Corp.*	4,789	431,106
Invacare Corp.*(a)	55,004	271,720
Kezar Life Sciences, Inc.*	74,014	592,112
Liquidia Corp.*(a)	163,989	614,959
MeiraGTx Holdings PLC*	30,570	657,255
Meridian Bioscience, Inc.*	16,804	316,083
Molecular Templates, Inc.*	34,955	182,465
	Shares	Value
Common Stocks (continued)
Health Care (continued)
Myriad Genetics, Inc.*	14,487	$445,765
National HealthCare Corp.	5,661	395,930
Natus Medical, Inc.*	17,225	431,486
NextCure, Inc.*	44,068	362,239
NextGen Healthcare, Inc.*	24,371	401,147
Omeros Corp.*(a)	24,783	155,389
Organogenesis Holdings, Inc.*(a)	24,210	265,826
Orthofix Medical, Inc.*	10,176	366,132
Outlook Therapeutics, Inc.*(a)	196,057	405,838
Owens & Minor, Inc.	11,735	421,052
Pennant Group, Inc. (The)*	9,631	246,265
Personalis, Inc.*	17,924	351,669
Premier, Inc., Class A	13,033	507,635
Prestige Consumer Healthcare, Inc.*	10,007	600,320
Radius Health, Inc.*	21,146	456,754
Replimune Group, Inc.*	14,458	426,656
Rocket Pharmaceuticals, Inc.*(a)	9,943	295,407
Scholar Rock Holding Corp.*(a)	8,709	229,047
SeaSpine Holdings Corp.*	25,351	379,251
Select Medical Holdings Corp.	12,938	429,800
Selecta Biosciences, Inc.*	97,487	349,978
Shockwave Medical, Inc.*	3,388	724,016
SIGA Technologies, Inc.*	67,866	489,314
SmileDirectClub, Inc.*(a)	42,785	220,343
Spero Therapeutics, Inc.*(a)	29,968	526,238
Tactile Systems Technology, Inc.*	8,097	279,266
TCR2 Therapeutics, Inc.*	19,980	125,874
TFF Pharmaceuticals, Inc.*	32,506	250,621
Triple-S Management Corp.*	16,946	598,024
Vanda Pharmaceuticals, Inc.*	29,370	502,814
Varex Imaging Corp.*	21,528	578,027
Verastem, Inc.*	178,595	464,347
Vericel Corp.*(a)	7,941	365,445
Voyager Therapeutics, Inc.*	93,659	339,046
Total Health Care		28,799,530
Industrials — 18.1%
ABM Industries, Inc.	8,647	380,554
Acacia Research Corp.*	66,334	380,094
Advanced Drainage Systems, Inc.	4,268	481,430
Alamo Group, Inc.	2,824	426,989
Apogee Enterprises, Inc.	10,791	452,467
Applied Industrial Technologies, Inc.	4,839	471,706
ArcBest Corp.	6,268	563,180
Argan, Inc.	8,268	341,138
ASGN, Inc.*	4,623	553,188
Astec Industries, Inc.	5,850	312,273
Blue Bird Corp.*	17,625	345,626
Boise Cascade Co.	7,633	432,180
BrightView Holdings, Inc.*	26,149	414,723
CBIZ, Inc.*	13,507	495,842
Clean Harbors, Inc.*	5,249	590,722
Comfort Systems USA, Inc.	5,899	539,582
CoreCivic, Inc.*	48,742	419,669
CRA International, Inc.	5,909	648,926
Crane Co.	4,697	485,106
Curtiss-Wright Corp.	3,720	474,970
Custom Truck One Source, Inc.*(a)	47,179	426,970

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Ducommun, Inc.*	7,353	$355,812
Eagle Bulk Shipping, Inc.*(a)	12,212	525,727
Echo Global Logistics, Inc.*	14,045	677,390
EMCOR Group, Inc.	3,932	477,699
Encore Wire Corp.	6,571	880,908
Ennis, Inc.	20,661	391,319
Federal Signal Corp.	11,518	493,086
Franklin Electric Co., Inc.	5,589	482,778
Genco Shipping & Trading Ltd.	43,764	751,428
Gibraltar Industries, Inc.*	4,820	314,071
GrafTech International Ltd.	36,070	385,949
Greenbrier Cos., Inc. (The)(a)	9,343	383,250
Heidrick & Struggles International, Inc.	12,349	578,921
Helios Technologies, Inc.	6,053	551,126
Heritage-Crystal Clean, Inc.*	16,261	563,769
Hillenbrand, Inc.	9,245	420,278
HNI Corp.	11,151	417,047
Hub Group, Inc., Class A*	6,556	515,105
Huron Consulting Group, Inc.*	8,755	439,151
ICF International, Inc.	5,046	507,073
IES Holdings, Inc.*	8,750	436,188
Insperity, Inc.	5,266	658,250
Insteel Industries, Inc.	14,302	581,662
Kelly Services, Inc., Class A	19,808	357,138
Kforce, Inc.	8,231	533,040
Korn Ferry	7,073	546,106
ManTech International Corp., Class A	5,073	437,394
Marten Transport Ltd.	26,851	446,532
MasTec, Inc.*	4,708	419,624
Matson, Inc.	6,615	550,897
Matthews International Corp., Class A	11,154	383,363
Meritor, Inc.*	14,994	364,954
Miller Industries, Inc.	9,551	345,173
Moog, Inc., Class A	5,305	400,687
MRC Global, Inc.*	48,850	405,455
Mueller Industries, Inc.	10,669	561,616
MYR Group, Inc.*	6,154	628,631
National Presto Industries, Inc.	4,322	359,374
Northwest Pipe Co.*	13,198	313,585
PGT Innovations, Inc.*	17,471	373,006
Powell Industries, Inc.	13,025	336,827
Primoris Services Corp.	13,314	358,812
Radiant Logistics, Inc.*	63,470	427,153
Regal Rexnord Corp.	3,242	493,854
Rush Enterprises, Inc., Class A	8,854	461,116
Ryder System, Inc.	5,831	495,343
Saia, Inc.*	1,914	598,393
Schneider National, Inc., Class B	17,665	440,565
Shyft Group, Inc. (The)	11,858	488,668
SPX Corp.*	7,571	439,799
SPX FLOW, Inc.	6,966	520,430
Standex International Corp.	4,617	513,734
Sterling Construction Co., Inc.*	19,013	457,073
Tennant Co.	5,520	438,619
Thermon Group Holdings, Inc.*	22,633	391,098
Timken Co. (The)	5,434	385,542
Titan Machinery, Inc.*	17,298	491,609
Transcat, Inc.*	8,987	672,947
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Triton International Ltd.	8,021	$498,826
TrueBlue, Inc.*	20,032	557,891
UFP Industries, Inc.	5,816	475,923
Universal Logistics Holdings, Inc.	16,768	353,469
Upwork, Inc.*	9,852	464,226
VSE Corp.	11,168	620,382
Werner Enterprises, Inc.	9,350	423,742
Total Industrials		40,657,938
Information Technology — 12.5%
A10 Networks, Inc.*	45,902	857,908
ACI Worldwide, Inc.*	11,592	355,643
ADTRAN, Inc.	26,445	488,704
Amkor Technology, Inc.	18,606	407,844
Belden, Inc.	9,943	598,668
Benchmark Electronics, Inc.	14,267	332,564
Blackbaud, Inc.*	6,206	440,688
Brightcove, Inc.*	21,925	217,496
Cambium Networks Corp.*	9,443	266,481
Cass Information Systems, Inc.	9,534	390,799
ChannelAdvisor Corp.*	18,732	477,853
CommScope Holding Co., Inc.*	28,719	307,580
CommVault Systems, Inc.*	6,840	420,660
Consensus Cloud Solutions, Inc.*	1,227	77,706
CSG Systems International, Inc.	9,828	491,891
CTS Corp.	14,201	505,840
CyberOptics Corp.*	16,987	709,377
Daktronics, Inc.*	70,356	390,476
Digi International, Inc.*	23,228	500,563
eGain Corp.*	46,485	479,725
ePlus, Inc.*	4,426	489,383
ExlService Holdings, Inc.*	4,891	599,783
FARO Technologies, Inc.*	5,096	374,913
FormFactor, Inc.*	9,779	389,009
GTY Technology Holdings, Inc.*	69,032	524,643
Hackett Group, Inc. (The)	26,915	568,983
Insight Enterprises, Inc.*	4,624	437,893
Intelligent Systems Corp.*(a)	10,783	456,444
InterDigital, Inc.	6,953	465,503
Iteris, Inc.*	71,497	383,224
Kimball Electronics, Inc.*	17,098	491,567
Knowles Corp.*	21,087	439,453
Mitek Systems, Inc.*(a)	30,257	569,739
NeoPhotonics Corp.*	36,915	373,580
NETGEAR, Inc.*	10,732	309,404
NetScout Systems, Inc.*	15,664	423,868
Onto Innovation, Inc.*	6,714	531,816
OSI Systems, Inc.*	4,591	427,468
Perficient, Inc.*	7,511	928,360
Photronics, Inc.*	34,302	445,583
Plexus Corp.*	4,803	419,398
Progress Software Corp.	10,012	514,717
Rambus, Inc.*	22,692	528,043
Ribbon Communications, Inc.*	53,730	293,903
Rimini Street, Inc.*	49,178	511,943
Sanmina Corp.*	10,661	402,453
ScanSource, Inc.*	14,729	527,004
SMART Global Holdings, Inc.*	9,587	512,521

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Smith Micro Software, Inc.*	80,132	$456,752
SPS Commerce, Inc.*	4,442	678,427
Synaptics, Inc.*	3,258	633,909
Teradata Corp.*	11,447	647,442
TTEC Holdings, Inc.	4,393	414,655
TTM Technologies, Inc.*	30,422	402,787
Unisys Corp.*	17,354	443,742
Veeco Instruments, Inc.*(a)	21,269	516,624
VirnetX Holding Corp.*(a)	79,196	304,905
Vishay Intertechnology, Inc.	18,319	352,091
Vishay Precision Group, Inc.*	14,317	488,067
Xerox Holdings Corp.	18,175	323,515
Xperi Holding Corp.	20,262	363,095
Total Information Technology		28,085,075
Materials — 4.5%
American Vanguard Corp.	21,612	336,715
Avient Corp.	9,333	502,862
Clearwater Paper Corp.*	11,725	490,457
Commercial Metals Co.	14,302	460,238
Eagle Materials, Inc.	3,280	486,621
Ecovyst, Inc.	32,599	380,756
Element Solutions, Inc.	24,118	547,720
Greif, Inc., Class A	7,738	500,494
Hawkins, Inc.	13,161	482,614
HB Fuller Co.	7,011	494,346
Kaiser Aluminum Corp.	3,993	387,880
Louisiana-Pacific Corp.	7,955	468,788
Marrone Bio Innovations, Inc.*	211,064	184,913
Materion Corp.	6,659	480,647
Minerals Technologies, Inc.	5,858	415,566
Schnitzer Steel Industries, Inc., Class A	10,557	567,967
Stepan Co.	3,471	416,589
Tredegar Corp.	29,390	354,443
TriMas Corp.*	14,548	485,176
UFP Technologies, Inc.*	8,853	547,912
United States Lime & Minerals, Inc.	3,298	407,237
Verso Corp., Class A	30,235	667,589
Total Materials		10,067,530
Real Estate — 2.5%
Alexander & Baldwin, Inc.	26,274	644,501
American Finance Trust, Inc.	44,921	371,946
CTO Realty Growth, Inc.	8,480	454,613
Forestar Group, Inc.*	18,949	370,832
Industrial Logistics Properties Trust	19,072	535,733
Kennedy-Wilson Holdings, Inc.	21,828	488,292
Marcus & Millichap, Inc.*	13,089	616,492
Piedmont Office Realty Trust, Inc., Class A	25,396	451,033
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Plymouth Industrial REIT, Inc.	26,181	$669,186
PS Business Parks, Inc.	2,854	507,156
RMR Group, Inc. (The), Class A	12,757	443,816
Total Real Estate		5,553,600
Utilities — 2.1%
ALLETE, Inc.	6,565	404,010
Black Hills Corp.	6,608	438,639
California Water Service Group	7,830	476,690
Consolidated Water Co., Ltd.	32,797	364,375
Middlesex Water Co.	5,583	614,800
Otter Tail Corp.	9,555	592,505
SJW Group	7,002	461,572
South Jersey Industries, Inc.(a)	19,535	444,617
Southwest Gas Holdings, Inc.	6,420	444,585
Unitil Corp.	9,655	403,096
Total Utilities		4,644,889
Total Common Stocks (Cost $200,312,525)		224,463,382
Short-Term Investments — 1.4%
Money Market Funds — 1.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	2,755,533	2,755,533
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	345,681	345,681
Total Short-Term Investments (Cost $3,101,214)		3,101,214
Total Investments — 101.3% (Cost $203,413,739)		227,564,596
Other Assets and Liabilities, Net — (1.3)%		(2,765,484)
Net Assets — 100.0%		$224,799,112

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $9,481,955; total market value of collateral held by the Fund was $9,749,900. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $6,994,367.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Chaikin U.S. Small Cap ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$224,463,382	$—	$—	$224,463,382
Short-Term Investments:
Money Market Funds	3,101,214	—	—	3,101,214
Total Investments in Securities	$227,564,596	$—	$—	$227,564,596

(d)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ 500 International ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 98.6%
Australia — 4.3%
AGL Energy Ltd.	22,560	$96,924
Ampol Ltd.	11,058	253,738
Australia & New Zealand Banking Group Ltd.	9,780	206,710
BHP Group Ltd.	39,166	1,076,096
BlueScope Steel Ltd.	13,129	203,338
Coles Group Ltd.	36,298	467,295
Commonwealth Bank of Australia	3,467	272,594
CSL Ltd.	1,265	285,508
Downer EDI Ltd.	60,267	285,179
Endeavour Group Ltd.	24,573	125,506
Fortescue Metals Group Ltd.	24,501	256,350
Glencore PLC*	498,410	2,495,370
Metcash Ltd.(a)	78,578	240,211
National Australia Bank Ltd.	9,682	208,784
Origin Energy Ltd.	52,019	197,311
Ramsay Health Care Ltd.	6,506	344,119
Rio Tinto PLC	15,683	980,392
Sonic Healthcare Ltd.	10,083	303,161
Telstra Corp., Ltd.	117,001	335,700
Viva Energy Group Ltd.	148,446	258,675
Wesfarmers Ltd.	10,535	453,010
Westpac Banking Corp.	11,820	227,898
Woolworths Group Ltd.	24,761	708,212
Worley Ltd.	28,182	229,032
Total Australia		10,511,113
Austria — 0.4%
Mondi PLC	8,003	200,205
OMV AG	7,089	429,876
voestalpine AG	6,706	254,855
Total Austria		884,936
Belgium — 0.8%
Anheuser-Busch InBev SA	18,314	1,118,400
Etablissements Franz Colruyt NV	3,415	167,723
Solvay SA	2,171	258,274
Umicore SA	9,061	519,888
Total Belgium		2,064,285
Canada — 6.1%
Alimentation Couche-Tard, Inc., Class B	23,709	887,880
Bank of Montreal(a)	2,595	281,304
Bank of Nova Scotia (The)	4,371	286,122
BCE, Inc.	8,783	451,426
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	76	4,675
Brookfield Asset Management, Inc., Class A	11,123	670,494
Canadian Imperial Bank of Commerce	1,897	229,819
Canadian National Railway Co.	2,583	342,747
Canadian Natural Resources Ltd.	8,414	357,046
Canadian Pacific Railway Ltd.	2,634	203,550
Canadian Tire Corp., Ltd., Class A	1,523	215,976
Cenovus Energy, Inc.	25,930	309,599
CGI, Inc.*	3,528	314,675
	Shares	Value
Common Stocks (continued)
Canada (continued)
Empire Co., Ltd., Class A	11,178	$333,658
Enbridge, Inc.	23,067	964,700
George Weston Ltd.	8,067	870,251
Great-West Lifeco, Inc.	12,983	381,357
Imperial Oil Ltd.(a)	11,550	390,420
Loblaw Cos., Ltd.	11,972	898,999
Magna International, Inc.	5,870	476,732
Manulife Financial Corp.	21,301	414,317
Metro, Inc.	5,460	274,288
Nutrien Ltd.	8,522	594,694
Parkland Corp.	8,117	235,806
Power Corp. of Canada	13,782	458,307
Restaurant Brands International, Inc.	3,263	184,453
Rogers Communications, Inc., Class B	5,367	249,223
Royal Bank of Canada	4,027	418,505
Saputo, Inc.	7,392	176,280
Shaw Communications, Inc., Class B	7,172	206,212
SNC-Lavalin Group, Inc.	8,493	228,092
Sun Life Financial, Inc.	4,761	270,899
Suncor Energy, Inc.	16,207	425,588
TC Energy Corp.	6,269	338,598
Teck Resources Ltd., Class B	9,444	263,157
TELUS Corp.	13,273	303,998
Thomson Reuters Corp.	2,571	308,777
Toronto-Dominion Bank (The)	5,060	366,738
WSP Global, Inc.	2,134	288,849
Total Canada		14,878,211
Denmark — 1.0%
Carlsberg A/S, Class B	1,293	213,510
Danske Bank A/S	10,838	183,602
DSV A/S	2,410	560,666
ISS A/S*	17,944	357,577
Novo Nordisk A/S, Class B	7,166	785,118
Vestas Wind Systems A/S	7,622	329,976
Total Denmark		2,430,449
Finland — 1.3%
Fortum OYJ	39,535	1,175,823
Kesko OYJ, Class B(a)	7,100	230,801
Kone OYJ, Class B	2,679	182,792
Neste OYJ	4,742	264,451
Nokia OYJ*	134,968	776,272
Stora Enso OYJ, Class R	12,422	206,717
UPM-Kymmene OYJ	6,635	234,343
Total Finland		3,071,199
France — 12.6%
Air France-KLM*(a)	51,654	243,291
Air Liquide SA	3,725	621,783
Airbus SE*	9,784	1,252,272
Arkema SA	1,883	257,570
Atos SE	4,731	246,263
AXA SA	33,313	969,954
BNP Paribas SA	12,260	821,478
Bollore SA	176,371	1,022,567
Bouygues SA	23,026	932,639
Bureau Veritas SA	7,166	227,722

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
France (continued)
Capgemini SE	2,874	$669,511
Carrefour SA	72,629	1,315,801
Casino Guichard Perrachon SA*(a)	17,005	423,689
Cie de Saint-Gobain	12,004	827,385
Cie Generale des Etablissements Michelin	2,201	345,642
CNP Assurances	15,713	393,862
Credit Agricole SA	25,080	378,471
Danone SA	7,591	495,017
Dassault Systemes SE	4,540	264,692
Eiffage SA	5,214	536,776
Electricite de France SA	100,460	1,479,955
Elior Group SA*	25,422	200,642
Engie SA	72,699	1,034,473
EssilorLuxottica SA	2,220	459,611
Faurecia SE	5,368	279,856
Kering SA	469	351,810
Korian SA	6,674	222,436
Legrand SA	2,307	251,600
L’Oreal SA	1,754	801,676
LVMH Moet Hennessy Louis Vuitton SE	1,798	1,409,073
Orange SA	83,686	913,738
Orpea	1,968	205,427
Pernod Ricard SA	1,112	255,699
Publicis Groupe SA	6,387	428,255
Renault SA*	13,469	484,132
Rexel SA*	16,352	324,725
Safran SA	3,358	450,936
Sanofi	9,154	915,593
SCOR SE	4,982	167,774
Societe Generale SA	12,900	430,464
Sodexo SA*	5,334	518,512
SPIE SA	9,540	231,843
Suez SA	17,169	391,118
Teleperformance	640	267,445
Thales SA	4,681	431,525
TotalEnergies SE	51,281	2,573,788
Valeo	8,876	260,183
Veolia Environnement SA	24,841	811,534
Vinci SA	16,093	1,720,263
Vivendi SE	17,626	227,128
Total France		30,747,599
Germany — 11.7%
adidas AG	1,369	448,825
Allianz SE	4,149	965,807
Aurubis AG	3,621	312,771
BASF SE	22,497	1,621,437
Bayer AG	14,881	838,147
Bayerische Motoren Werke AG	15,519	1,566,774
Bechtle AG	3,447	258,490
Beiersdorf AG	1,757	186,859
Brenntag SE	3,600	342,620
Continental AG*	5,015	589,182
Covestro AG	4,526	290,169
Daimler AG	21,652	2,148,367
Deutsche Bank AG*	23,054	297,367
Deutsche Lufthansa AG*	56,133	371,051
	Shares	Value
Common Stocks (continued)
Germany (continued)
Deutsche Post AG	42,465	$2,630,112
Deutsche Telekom AG	110,833	2,062,187
E.ON SE	110,585	1,403,367
Evonik Industries AG	9,535	309,183
Fresenius Medical Care AG & Co. KGaA	10,318	686,101
Fresenius SE & Co. KGaA	19,763	898,019
Hannover Rueck SE	1,303	238,248
HeidelbergCement AG	4,821	363,422
HOCHTIEF AG	6,890	531,829
Infineon Technologies AG	7,079	330,923
KION Group AG	1,929	210,732
LANXESS AG	2,501	168,621
Merck KGaA	2,589	611,807
METRO AG	49,180	622,065
Muenchener Rueckversicherungs- Gesellschaft AG	1,847	547,612
ProSiebenSat.1 Media SE	9,698	162,565
Rheinmetall AG	1,952	189,390
RWE AG	7,378	284,065
Salzgitter AG*	6,581	242,337
SAP SE	8,712	1,263,471
Siemens AG	6,416	1,041,567
Siemens Healthineers AG	12,358	821,752
Softwareone Holding AG*	8,294	192,430
Talanx AG	8,566	412,381
Telefonica Deutschland Holding AG	67,716	176,555
thyssenkrupp AG*	46,481	483,681
TUI AG*(a)	61,905	208,152
Uniper SE	24,321	1,075,438
United Internet AG	5,349	197,341
Vitesco Technologies Group AG*	995	57,113
Total Germany		28,660,332
Hong Kong — 0.7%
AIA Group Ltd.	28,853	325,841
Cathay Pacific Airways Ltd.*	196,129	180,773
CLP Holdings Ltd.	23,023	225,375
Dairy Farm International Holdings Ltd.	43,378	154,859
Nine Dragons Paper Holdings Ltd.	148,053	186,136
WH Group Ltd.	501,127	351,734
Yue Yuen Industrial Holdings Ltd.*	76,645	163,359
Total Hong Kong		1,588,077
Ireland — 0.5%
CRH PLC	12,722	611,400
Flutter Entertainment PLC*	1,017	192,309
Kerry Group PLC, Class A	1,427	191,727
Smurfit Kappa Group PLC	5,260	276,509
Total Ireland		1,271,945
Israel — 0.1%
Teva Pharmaceutical Industries Ltd.*	34,096	301,338
Italy — 2.7%
Assicurazioni Generali SpA	32,489	708,720
Atlantia SpA*	12,900	249,381
Enel SpA	182,776	1,530,540
Eni SpA	82,473	1,183,860

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Italy (continued)
Hera SpA	47,173	$193,088
Intesa Sanpaolo SpA	140,099	398,433
Leonardo SpA*	44,700	327,859
Poste Italiane SpA	65,837	940,182
Prysmian SpA	6,421	242,984
Saipem SpA*(a)	86,526	189,901
Telecom Italia SpA	728,349	259,692
UniCredit SpA	22,165	293,030
Total Italy		6,517,670
Japan — 30.6%
Aeon Co., Ltd.	37,987	872,177
AGC, Inc.	7,272	361,607
Air Water, Inc.	10,411	159,053
Aisin Corp.	12,724	464,771
Ajinomoto Co., Inc.	9,792	292,493
Alfresa Holdings Corp.	23,750	333,260
ANA Holdings, Inc.*	9,842	228,992
Asahi Group Holdings Ltd.	8,321	376,333
Asahi Kasei Corp.	37,687	395,461
Astellas Pharma, Inc.	18,571	312,218
Benesse Holdings, Inc.	8,244	187,980
Bridgestone Corp.	9,372	412,524
Brother Industries Ltd.	7,824	150,819
Canon, Inc.(a)	27,667	620,673
Central Japan Railway Co.	1,732	256,705
Chubu Electric Power Co., Inc.	34,796	359,785
Chugai Pharmaceutical Co., Ltd.	5,012	186,678
Chugoku Electric Power Co., Inc. (The)	18,301	151,672
COMSYS Holdings Corp.	5,680	140,474
Cosmo Energy Holdings Co., Ltd.	16,103	329,474
CyberAgent, Inc.	11,283	188,009
Dai Nippon Printing Co., Ltd.	16,372	403,467
Dai-ichi Life Holdings, Inc.	25,526	537,607
Daiichi Sankyo Co., Ltd.	7,489	188,300
Daikin Industries Ltd.	2,057	449,013
Daiwabo Holdings Co., Ltd.	10,765	188,724
Denso Corp.	9,733	701,903
Dentsu Group, Inc.(a)	8,447	308,915
East Japan Railway Co.	5,896	366,506
Eisai Co., Ltd.	2,605	183,384
Electric Power Development Co., Ltd.	9,864	129,934
ENEOS Holdings, Inc.	295,417	1,190,736
Fast Retailing Co., Ltd.	437	289,392
Fuji Media Holdings, Inc.	16,234	168,284
FUJIFILM Holdings Corp.	4,655	359,295
Fujitsu Ltd.	5,903	1,015,973
Hakuhodo DY Holdings, Inc.	19,995	325,812
Hankyu Hanshin Holdings, Inc.	5,223	161,465
Hino Motors Ltd.	26,905	253,890
Hitachi Ltd.	27,950	1,606,528
Hitachi Transport System Ltd.(a)	5,430	213,343
Honda Motor Co., Ltd.	44,351	1,302,622
Idemitsu Kosan Co., Ltd.	28,200	770,384
IHI Corp.	9,943	231,429
Inpex Corp.	24,868	207,624
Isuzu Motors Ltd.	22,022	295,300
	Shares	Value
Common Stocks (continued)
Japan (continued)
ITOCHU Corp.	60,061	$1,707,676
Japan Airlines Co., Ltd.*	7,954	170,974
Japan Post Bank Co., Ltd.	17,393	135,605
Japan Post Holdings Co., Ltd.*	73,951	567,482
Japan Post Insurance Co., Ltd.	13,173	213,726
Japan Tobacco, Inc.	20,990	411,516
JFE Holdings, Inc.	48,209	736,929
JTEKT Corp.	21,558	189,631
Kajima Corp.	32,313	396,739
Kansai Electric Power Co., Inc. (The)	44,654	410,413
Kao Corp.	4,021	226,784
Kawasaki Heavy Industries Ltd.	9,619	194,531
Kawasaki Kisen Kaisha Ltd.*	7,720	371,020
KDDI Corp.	39,388	1,218,688
Kinden Corp.	10,453	171,062
Kintetsu Group Holdings Co., Ltd.*	5,006	156,952
Kirin Holdings Co., Ltd.(a)	16,304	283,256
Kobe Steel Ltd.	50,783	298,396
Komatsu Ltd.	11,620	302,309
Konica Minolta, Inc.	39,240	193,404
Kubota Corp.	13,289	282,329
Kyocera Corp.	4,867	284,059
Kyushu Electric Power Co., Inc.	34,350	241,904
Lixil Corp.	7,235	185,531
Marubeni Corp.	139,083	1,172,432
Mazda Motor Corp.*	40,653	363,301
Medipal Holdings Corp.	28,030	505,167
MEIJI Holdings Co., Ltd.	3,451	217,607
MINEBEA MITSUMI, Inc.	6,830	172,210
Mitsubishi Chemical Holdings Corp.	80,763	667,707
Mitsubishi Corp.	68,147	2,158,710
Mitsubishi Electric Corp.	54,429	727,948
Mitsubishi Heavy Industries Ltd.	15,906	405,793
Mitsubishi Materials Corp.	9,819	189,965
Mitsubishi Motors Corp.*	74,272	236,446
Mitsubishi UFJ Financial Group, Inc.	78,693	429,611
Mitsui & Co., Ltd.	62,878	1,429,334
Mitsui Chemicals, Inc.	7,786	230,797
Mitsui OSK Lines Ltd.	6,866	431,138
Mizuho Financial Group, Inc.	17,964	237,104
MS&AD Insurance Group Holdings, Inc.	10,922	353,067
Murata Manufacturing Co., Ltd.	4,836	366,989
NEC Corp.	11,897	607,240
NH Foods Ltd.	4,789	168,208
Nidec Corp.	2,143	236,242
Nintendo Co., Ltd.	414	182,265
Nippon Express Co., Ltd.	5,812	362,915
Nippon Paint Holdings Co., Ltd.(a)	12,535	134,007
Nippon Paper Industries Co., Ltd.	17,466	178,451
Nippon Sanso Holdings Corp.(a)	10,400	244,894
Nippon Steel Corp.	49,849	873,915
Nippon Telegraph & Telephone Corp.	97,935	2,738,143
Nippon Yusen K.K.	9,869	707,989
Nissan Motor Co., Ltd.*	144,652	732,489
Nitto Denko Corp.	2,400	186,906
Nomura Research Institute Ltd.	6,205	247,057
NTT Data Corp.	36,206	724,914

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Obayashi Corp.	47,069	$395,458
Oji Holdings Corp.	43,111	213,239
Olympus Corp.	8,505	183,526
Omron Corp.	2,243	213,825
ORIX Corp.	11,875	234,844
Osaka Gas Co., Ltd.	12,302	198,084
Otsuka Corp.(a)	5,522	271,197
Otsuka Holdings Co., Ltd.(a)	7,073	278,764
Pan Pacific International Holdings Corp.	11,550	241,686
Panasonic Corp.(a)	59,144	722,280
Persol Holdings Co., Ltd.	14,020	375,014
Rakuten Group, Inc.	33,555	367,847
Recruit Holdings Co., Ltd.	11,616	771,378
Renesas Electronics Corp.*	17,885	219,906
Ricoh Co., Ltd.	34,349	333,173
Secom Co., Ltd.	3,735	253,498
Seiko Epson Corp.	14,101	250,547
Sekisui Chemical Co., Ltd.	12,320	201,507
Sekisui House Ltd.	9,966	206,400
Seven & i Holdings Co., Ltd.	24,430	1,024,550
SG Holdings Co., Ltd.	13,749	343,650
Sharp Corp.	16,500	194,050
Shimizu Corp.	44,226	323,089
Shin-Etsu Chemical Co., Ltd.	2,033	361,135
Ship Healthcare Holdings, Inc.	7,853	205,717
Shiseido Co., Ltd.	2,809	186,610
Showa Denko K.K.	8,187	205,420
SoftBank Corp.	83,589	1,139,567
SoftBank Group Corp.	19,480	1,053,056
Sojitz Corp.	22,175	364,640
Sompo Holdings, Inc.	6,976	302,716
Sony Group Corp.	11,650	1,342,521
Subaru Corp.	18,093	353,530
Sumitomo Chemical Co., Ltd.	84,963	417,271
Sumitomo Corp.	60,409	856,666
Sumitomo Electric Industries Ltd.	27,174	359,023
Sumitomo Forestry Co., Ltd.	11,426	217,447
Sumitomo Metal Mining Co., Ltd.	4,765	184,833
Sumitomo Mitsui Financial Group, Inc.	8,614	281,102
Suntory Beverage & Food Ltd.	5,781	223,838
Suzuken Co., Ltd.	10,064	278,906
Suzuki Motor Corp.	8,458	376,447
T&D Holdings, Inc.	14,234	182,505
Taiheiyo Cement Corp.	7,527	159,155
Taisei Corp.	10,078	315,531
Takeda Pharmaceutical Co., Ltd.	16,625	467,002
TDK Corp.	6,890	249,557
Teijin Ltd.	11,222	150,480
Tohoku Electric Power Co., Inc.	36,475	236,396
Tokio Marine Holdings, Inc.	7,626	401,147
Tokyo Electric Power Co., Holdings, Inc.*	235,149	649,611
Tokyo Electron Ltd.	836	387,482
Tokyo Gas Co., Ltd.	13,288	230,624
Tokyu Corp.	18,436	259,018
TOPPAN, Inc.	21,916	352,309
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toray Industries, Inc.	56,895	$353,720
Toshiba Corp.	10,398	447,745
Tosoh Corp.	9,217	155,119
Toyo Seikan Group Holdings Ltd.	14,738	174,232
Toyota Boshoku Corp.	12,366	236,638
Toyota Industries Corp.	2,881	244,073
Toyota Motor Corp.	177,843	3,129,507
Toyota Tsusho Corp.	28,655	1,238,931
West Japan Railway Co.	4,330	203,655
Yamada Holdings Co., Ltd.	47,150	179,875
Yamaha Motor Co., Ltd.	8,288	230,051
Yamato Holdings Co., Ltd.	13,468	330,366
Yamazaki Baking Co., Ltd.	11,334	171,961
Z Holdings Corp.	65,430	405,118
Zensho Holdings Co., Ltd.	8,306	191,433
Total Japan		74,864,063
Luxembourg — 0.8%
ArcelorMittal SA	39,698	1,347,205
Eurofins Scientific SE	3,101	365,825
RTL Group SA	4,401	254,041
Total Luxembourg		1,967,071
Netherlands — 3.7%
Aegon NV	48,920	248,246
Akzo Nobel NV	2,183	251,162
ASML Holding NV	485	393,167
Heineken Holding NV	5,056	469,254
Heineken NV(a)	4,373	484,912
ING Groep NV	17,633	267,724
Koninklijke Ahold Delhaize NV	49,512	1,611,785
Koninklijke DSM NV	1,475	322,698
Koninklijke Philips NV	8,287	390,558
NN Group NV	4,297	230,335
Randstad NV	9,066	652,579
Royal Dutch Shell PLC, Class A	123,005	2,834,318
Universal Music Group NV(a)	17,594	511,358
Wolters Kluwer NV	2,307	241,988
Total Netherlands		8,910,084
Norway — 0.8%
Equinor ASA	50,963	1,287,736
Norsk Hydro ASA	49,683	363,432
Telenor ASA	17,552	276,685
Total Norway		1,927,853
Portugal — 0.4%
EDP — Energias de Portugal SA	49,412	279,277
Galp Energia SGPS SA	21,986	228,786
Jeronimo Martins SGPS SA	22,433	508,827
Total Portugal		1,016,890
Singapore — 0.4%
Jardine Cycle & Carriage Ltd.	14,652	244,471
Oversea-Chinese Banking Corp., Ltd.	26,734	233,935
Singapore Airlines Ltd.*	74,632	287,791
Singapore Telecommunications Ltd.	145,838	270,371
Total Singapore		1,036,568

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Spain — 2.5%
Acciona SA	1,379	$264,592
ACS Actividades de Construccion y Servicios SA	31,088	814,150
Banco Bilbao Vizcaya Argentaria SA	58,853	412,868
Banco Santander SA(a)	187,273	710,088
Endesa SA	13,494	311,460
Ferrovial SA	8,083	254,991
Iberdrola SA	55,712	658,588
Industria de Diseno Textil SA(a)	14,024	507,002
Mapfre SA	99,903	211,629
Naturgy Energy Group SA(a)	12,957	340,825
Repsol SA	51,671	661,107
Siemens Gamesa Renewable Energy SA*	5,708	154,769
Telefonica SA	199,622	869,646
Total Spain		6,171,715
Sweden — 1.5%
Assa Abloy AB, B Shares	6,717	196,696
Atlas Copco AB, A Shares	3,491	224,292
Electrolux AB, B Shares(a)	6,611	150,024
Essity AB, B Shares	8,505	275,099
H & M Hennes & Mauritz AB, B Shares(a)	13,399	251,209
ICA Gruppen AB	4,893	252,954
Sandvik AB	7,003	177,348
Securitas AB, B Shares	20,559	339,917
Skanska AB, B Shares	15,906	403,739
SSAB AB, A Shares*	35,924	204,539
Telefonaktiebolaget LM Ericsson, B Shares	44,038	481,990
Telia Co. AB(a)	51,667	203,305
Volvo AB, B Shares	23,311	542,625
Total Sweden		3,703,737
Switzerland — 5.1%
ABB Ltd.	14,126	468,264
Adecco Group AG	9,274	467,582
Alcon, Inc.	2,569	212,717
Cie Financiere Richemont SA, Class A	2,228	275,772
Credit Suisse Group AG	21,423	223,479
DKSH Holding AG	4,372	350,717
Holcim Ltd.*	9,136	457,025
Kuehne + Nagel International AG	1,900	599,475
Nestle SA	24,458	3,233,943
Novartis AG	14,905	1,233,832
Roche Holding AG	7,420	2,875,022
Schindler Holding AG — Participating Certificate	745	194,210
Sika AG	794	269,373
STMicroelectronics NV	7,377	349,293
Swiss Life Holding AG	450	247,519
Swisscom AG	516	281,449
UBS Group AG	17,659	321,679
Zurich Insurance Group AG	1,091	484,637
Total Switzerland		12,545,988

	Shares	Value
Common Stocks (continued)
United Kingdom — 9.4%
Associated British Foods PLC	9,092	$222,836
AstraZeneca PLC	6,124	763,393
Aviva PLC	87,184	471,696
Babcock International Group PLC*	55,390	242,431
BAE Systems PLC	87,547	662,187
Barclays PLC	103,726	287,564
BP PLC	481,793	2,312,782
British American Tobacco PLC	18,977	662,414
BT Group PLC*	308,895	588,127
Bunzl PLC	9,288	344,006
Centrica PLC*	441,406	364,970
CK Hutchison Holdings Ltd.	81,934	551,384
Compass Group PLC*	39,034	829,340
Computacenter PLC	7,076	260,914
DCC PLC	3,073	257,204
Diageo PLC	7,502	373,492
DS Smith PLC	34,306	180,293
Entain PLC*	9,306	261,247
Experian PLC	6,055	277,797
GlaxoSmithKline PLC	65,748	1,359,611
Hays PLC	114,984	261,640
HSBC Holdings PLC	87,259	528,079
Imperial Brands PLC	20,883	441,403
J Sainsbury PLC	159,954	656,455
John Wood Group PLC*	55,076	161,183
Johnson Matthey PLC	9,075	339,973
Kingfisher PLC	58,521	268,729
Legal & General Group PLC	135,126	535,112
Lloyds Banking Group PLC	667,411	459,439
M&G PLC	71,498	195,816
Marks & Spencer Group PLC*	98,844	248,760
Melrose Industries PLC	76,974	166,498
National Grid PLC	31,799	407,726
NatWest Group PLC	70,684	214,224
Pearson PLC(a)	18,159	149,946
Phoenix Group Holdings PLC	24,512	220,616
Prudential PLC	19,100	391,280
Reckitt Benckiser Group PLC	4,223	342,979
RELX PLC	12,871	399,436
Rolls-Royce Holdings PLC*	233,022	421,116
Royal Mail PLC	49,413	284,817
Serco Group PLC	98,870	171,169
SSE PLC	9,337	210,346
Standard Chartered PLC	30,047	203,834
Tesco PLC	368,453	1,363,148
Travis Perkins PLC	7,812	165,229
Unilever PLC	24,299	1,303,003
Vodafone Group PLC	499,948	740,402
WPP PLC	30,838	446,383
Total United Kingdom		22,972,429
United States — 1.2%
Ferguson PLC	3,901	587,935
Jackson Financial, Inc., Class A*	473	12,804
Schneider Electric SE	3,659	630,498
Stellantis NV	59,288	1,183,540

See notes to financial statements.

Schedule of Investments — IQ 500 International ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Swiss Re AG	3,331	$323,130
Waste Connections, Inc.	1,797	244,133
Total United States		2,982,040
Total Common Stocks
(Cost $221,711,313)		241,025,592
Preferred Stocks — 1.1%
Germany — 1.1%
Henkel AG & Co. KGaA, 2.37%	3,959	354,520
Schaeffler AG, 3.64%	30,350	240,941
Volkswagen AG, 2.50%	9,155	2,053,449
Total Germany		2,648,910
Total Preferred Stocks
(Cost $2,624,162)		2,648,910
Short-Term Investment — 2.7%
Money Market Fund — 2.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)
(Cost $6,556,918)	6,556,918	6,556,918
Total Investments — 102.4% (Cost $230,892,393)		250,231,420
Other Assets and Liabilities, Net — (2.4)%		(5,887,268)
Net Assets — 100.0%		$244,344,152

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,539,412; total market value of collateral held by the Fund was $6,991,463. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $434,545.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$241,025,592	$—	$—	$241,025,592
Preferred Stocks	2,648,910	—	—	2,648,910
Short-Term Investment:
Money Market Fund	6,556,918	—	—	6,556,918
Total Investments in Securities	$250,231,420	$—	$—	$250,231,420

(d)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Equity ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.9%
Communication Services — 10.2%
Activision Blizzard, Inc.	12,576	$983,317
Alphabet, Inc., Class A*	4,858	14,384,149
Alphabet, Inc., Class C*	4,528	13,427,376
AT&T, Inc.	116,589	2,945,038
Comcast Corp., Class A	74,471	3,830,044
Electronic Arts, Inc.	4,653	652,583
Fox Corp., Class A	5,290	210,225
Fox Corp., Class B	2,474	91,439
Liberty Broadband Corp., Class A*	388	62,379
Liberty Broadband Corp., Class C*	2,480	402,876
Omnicom Group, Inc.	3,477	236,714
Pinterest, Inc., Class A*	8,881	396,448
Roku, Inc.*	1,877	572,297
Snap, Inc., Class A*	18,410	967,998
Take-Two Interactive Software, Inc.*	1,869	338,289
Twitter, Inc.*	12,704	680,172
Verizon Communications, Inc.	65,085	3,448,854
Walt Disney Co. (The)*	29,680	5,017,998
Zillow Group, Inc., Class A*	711	75,167
Zillow Group, Inc., Class C*	2,673	277,003
Total Communication Services		49,000,366
Consumer Discretionary — 10.1%
Aptiv PLC*	4,396	760,024
Best Buy Co., Inc.	3,677	449,476
Booking Holdings, Inc.*	666	1,612,239
Burlington Stores, Inc.*	1,074	296,735
Carnival Corp.*(a)	13,841	306,717
Chipotle Mexican Grill, Inc.*	451	802,343
Domino’s Pizza, Inc.	625	305,606
DR Horton, Inc.	5,408	482,772
eBay, Inc.	10,715	822,055
Etsy, Inc.*(a)	2,058	515,920
Garmin Ltd.	2,486	356,990
Hasbro, Inc.	2,099	201,000
Hilton Worldwide Holdings, Inc.*	4,468	643,169
Home Depot, Inc. (The)	17,379	6,460,469
LKQ Corp.*	4,230	232,988
Lowe’s Cos., Inc.	11,516	2,692,671
Lululemon Athletica, Inc.*	1,960	913,380
Marriott International, Inc., Class A*	4,313	690,166
McDonald’s Corp.	12,192	2,993,746
MercadoLibre, Inc.*	782	1,158,158
Mohawk Industries, Inc.*	929	164,628
Newell Brands, Inc.	6,198	141,872
NIKE, Inc., Class B	20,569	3,440,988
Ross Stores, Inc.	5,729	648,523
Royal Caribbean Cruises Ltd.*	3,526	297,700
Starbucks Corp.	19,228	2,039,514
Target Corp.	8,056	2,091,499
Tesla, Inc.*	12,649	14,090,986
TJX Cos., Inc. (The)	18,273	1,196,699
Tractor Supply Co.	1,870	406,108
Ulta Beauty, Inc.*	874	321,073
Vail Resorts, Inc.	647	223,027
VF Corp.	5,751	419,133
Yum China Holdings, Inc.	6,577	375,415
Total Consumer Discretionary		48,553,789
	Shares	Value
Common Stocks (continued)
Consumer Staples — 5.2%
Archer-Daniels-Midland Co.	9,083	$583,492
Campbell Soup Co.	3,304	131,995
Church & Dwight Co., Inc.	3,996	349,091
Clorox Co. (The)	2,034	331,562
Coca-Cola Co. (The)	63,171	3,560,949
Colgate-Palmolive Co.	13,782	1,050,051
Conagra Brands, Inc.	7,684	247,425
Costco Wholesale Corp.	7,211	3,544,495
Estee Lauder Cos., Inc. (The), Class A	3,518	1,140,993
General Mills, Inc.	9,901	611,882
Hershey Co. (The)	2,382	417,684
Hormel Foods Corp.	4,572	193,487
J M Smucker Co. (The)	1,715	210,705
Kellogg Co.	4,181	256,295
Keurig Dr Pepper, Inc.	11,871	428,424
Kimberly-Clark Corp.	5,496	711,677
Kroger Co. (The)	11,276	451,266
McCormick & Co., Inc.	4,028	323,166
PepsiCo, Inc.	22,548	3,643,757
Procter & Gamble Co. (The)	39,683	5,674,272
Sysco Corp.	7,841	602,973
Walgreens Boots Alliance, Inc.	11,675	548,958
Total Consumer Staples		25,014,599
Energy — 1.0%
Baker Hughes Co.(a)	11,751	294,715
Halliburton Co.	13,485	336,990
Kinder Morgan, Inc.	32,395	542,616
Marathon Petroleum Corp.	10,603	699,056
ONEOK, Inc.	7,238	460,482
Phillips 66	7,132	533,331
Schlumberger NV	22,816	736,044
Valero Energy Corp.	6,653	514,477
Williams Cos., Inc. (The)	19,801	556,210
Total Energy		4,673,921
Financials — 8.7%
Aflac, Inc.	10,173	545,985
Alleghany Corp.*	219	142,652
Allstate Corp. (The)	4,775	590,524
Ally Financial, Inc.	5,991	286,010
American Express Co.	9,872	1,715,556
American International Group, Inc.	14,023	828,619
Ameriprise Financial, Inc.	1,886	569,817
Annaly Capital Management, Inc.	22,777	192,693
Aon PLC, Class A(a)	3,526	1,128,038
Arch Capital Group Ltd.*	6,379	266,770
Arthur J Gallagher & Co.	3,337	559,515
Bank of America Corp.	123,069	5,880,237
Bank of New York Mellon Corp. (The)	13,092	775,046
Blackstone, Inc.	11,082	1,533,970
Charles Schwab Corp. (The)	24,671	2,023,762
Chubb Ltd.	6,338	1,238,318
Cincinnati Financial Corp.	2,520	306,029
Citigroup, Inc.	33,683	2,329,516
Citizens Financial Group, Inc.	6,925	328,107
Everest Re Group Ltd.	639	167,099
First Republic Bank	2,856	617,839

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Financials (continued)
Franklin Resources, Inc.	4,792	$150,900
Globe Life, Inc.	1,547	137,714
Hartford Financial Services Group, Inc. (The)	5,822	424,599
Huntington Bancshares, Inc.	23,772	374,171
Interactive Brokers Group, Inc., Class A	1,326	93,947
Intercontinental Exchange, Inc.	9,105	1,260,678
KeyCorp	15,780	367,201
M&T Bank Corp.	2,087	307,039
Marsh & McLennan Cos., Inc.	8,228	1,372,430
MetLife, Inc.	11,050	693,940
Moody’s Corp.	2,646	1,069,381
Morgan Stanley	24,084	2,475,354
MSCI, Inc.	1,310	870,993
Northern Trust Corp.	3,203	394,097
PNC Financial Services Group, Inc. (The)	6,899	1,455,896
Principal Financial Group, Inc.	4,427	297,007
Progressive Corp. (The)	9,536	904,776
Prudential Financial, Inc.	6,432	707,842
Raymond James Financial, Inc.	3,007	296,460
Regions Financial Corp.	15,677	371,231
S&P Global, Inc.	3,937	1,866,768
SVB Financial Group*	912	654,269
Synchrony Financial	9,476	440,160
Travelers Cos., Inc. (The)	4,094	658,643
Truist Financial Corp.	21,869	1,388,025
W R Berkley Corp.	2,205	175,518
Willis Towers Watson PLC	2,084	504,912
Total Financials		41,740,053
Health Care — 14.2%
Abbott Laboratories	28,833	3,716,285
AbbVie, Inc.	28,424	3,259,380
ABIOMED, Inc.*	723	240,065
Agilent Technologies, Inc.	4,936	777,371
Align Technology, Inc.*	1,205	752,366
Amgen, Inc.	9,376	1,940,551
Anthem, Inc.	3,986	1,734,428
Biogen, Inc.*	2,438	650,166
BioMarin Pharmaceutical, Inc.*	2,971	235,392
Cardinal Health, Inc.	4,721	225,711
Centene Corp.*	9,306	662,959
Cerner Corp.	4,910	364,764
Cigna Corp.	5,595	1,195,148
Cooper Cos., Inc. (The)	805	335,620
CVS Health Corp.	21,456	1,915,592
Danaher Corp.	10,348	3,226,196
DaVita, Inc.*	1,080	111,499
DENTSPLY SIRONA, Inc.	3,549	203,038
Dexcom, Inc.*	1,561	972,831
Edwards Lifesciences Corp.*	10,078	1,207,546
Eli Lilly & Co.	13,864	3,531,993
Exact Sciences Corp.*(a)	2,777	264,426
Gilead Sciences, Inc.	20,500	1,330,040
HCA Healthcare, Inc.	4,339	1,086,746
Henry Schein, Inc.*	2,275	173,696
Hologic, Inc.*	4,146	303,943
Humana, Inc.	2,075	961,057
	Shares	Value
Common Stocks (continued)
Health Care (continued)
IDEXX Laboratories, Inc.*	1,376	$916,609
Illumina, Inc.*	2,377	986,598
Incyte Corp.*	3,027	202,748
Intuitive Surgical, Inc.*	5,754	2,077,942
IQVIA Holdings, Inc.*	3,059	799,684
Jazz Pharmaceuticals PLC*	968	128,783
Johnson & Johnson	43,027	7,008,238
Laboratory Corp. of America Holdings*	1,582	454,066
Medtronic PLC	21,935	2,629,129
Merck & Co., Inc.	41,082	3,617,270
Mettler-Toledo International, Inc.*	368	544,964
Moderna, Inc.*	5,600	1,933,176
Quest Diagnostics, Inc.	2,121	311,320
Regeneron Pharmaceuticals, Inc.*	1,663	1,064,220
ResMed, Inc.	2,355	619,153
Seagen, Inc.*	2,165	381,754
Teladoc Health, Inc.*	2,273	340,018
Thermo Fisher Scientific, Inc.	6,410	4,057,979
UnitedHealth Group, Inc.	15,346	7,066,373
Vertex Pharmaceuticals, Inc.*	4,218	780,035
Waters Corp.*	1,005	369,388
West Pharmaceutical Services, Inc.	1,198	514,996
Total Health Care		68,183,252
Industrials — 6.4%
3M Co.	9,469	1,691,921
A O Smith Corp.	2,182	159,439
CH Robinson Worldwide, Inc.	2,123	205,910
Cintas Corp.	1,450	627,995
CoStar Group, Inc.*	6,381	549,085
CSX Corp.	37,048	1,340,026
Deere & Co.	4,609	1,577,707
Dover Corp.	2,336	394,971
Eaton Corp. PLC	6,501	1,071,105
Equifax, Inc.	1,983	550,144
Expeditors International of Washington, Inc.	2,753	339,335
Fastenal Co.	9,359	534,212
FedEx Corp.	4,001	942,355
Fortive Corp.	5,384	407,623
Fortune Brands Home & Security, Inc.	2,258	228,961
General Electric Co.	17,682	1,854,311
IHS Markit Ltd.	5,727	748,633
Illinois Tool Works, Inc.	4,672	1,064,609
Ingersoll Rand, Inc.*	6,345	341,107
JB Hunt Transport Services, Inc.	1,369	269,953
Johnson Controls International PLC	11,678	856,815
Kansas City Southern	1,485	460,721
Lyft, Inc., Class A*	4,302	197,333
Masco Corp.	4,129	270,656
Norfolk Southern Corp.	4,086	1,197,402
Old Dominion Freight Line, Inc.	1,703	581,319
Otis Worldwide Corp.	7,018	563,616
Parker-Hannifin Corp.	2,095	621,356
Republic Services, Inc.	3,433	462,082
Rockwell Automation, Inc.	1,892	604,305
Roper Technologies, Inc.	1,714	836,209
Trane Technologies PLC	3,894	704,541

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrials (continued)
TransUnion	3,089	$356,131
Union Pacific Corp.	10,844	2,617,742
United Parcel Service, Inc., Class B	11,824	2,524,069
United Rentals, Inc.*	1,175	445,454
Verisk Analytics, Inc.	2,622	551,328
Waste Management, Inc.	6,885	1,103,184
Westinghouse Air Brake Technologies Corp.	2,902	263,298
WW Grainger, Inc.	711	329,271
Xylem, Inc.	2,931	382,759
Total Industrials		30,828,993
Information Technology — 36.9%
Accenture PLC, Class A	10,357	3,715,988
Adobe, Inc.*	7,771	5,053,948
Advanced Micro Devices, Inc.*	19,768	2,376,707
Akamai Technologies, Inc.*	2,611	275,356
Analog Devices, Inc.	8,749	1,517,864
ANSYS, Inc.*	1,406	533,689
Apple, Inc.	272,559	40,829,338
Applied Materials, Inc.	14,852	2,029,526
Arista Networks, Inc.*	911	373,228
Autodesk, Inc.*	3,590	1,140,220
Automatic Data Processing, Inc.	6,945	1,559,083
Broadcom, Inc.	6,448	3,428,208
Broadridge Financial Solutions, Inc.	1,882	335,768
Cadence Design Systems, Inc.*	4,481	775,706
CDW Corp.	2,274	424,442
Cisco Systems, Inc.	63,487	3,553,367
Citrix Systems, Inc.	2,013	190,691
Cognizant Technology Solutions Corp., Class A	8,597	671,340
Coupa Software, Inc.*	1,194	271,874
Datadog, Inc., Class A*	3,592	600,044
Dell Technologies, Inc., Class C*	4,407	484,726
DocuSign, Inc.*	3,086	858,803
Dropbox, Inc., Class A*	4,903	149,492
Enphase Energy, Inc.*	2,020	467,893
EPAM Systems, Inc.*	887	597,164
F5 Networks, Inc.*	970	204,815
Fiserv, Inc.*	9,806	965,793
Fortinet, Inc.*	2,278	766,183
Gartner, Inc.*	1,363	452,393
Global Payments, Inc.	4,791	685,065
Hewlett Packard Enterprise Co.	21,291	311,913
HP, Inc.	19,585	594,013
HubSpot, Inc.*	722	584,986
Intel Corp.	65,989	3,233,461
International Business Machines Corp.	14,587	1,824,834
Intuit, Inc.	4,343	2,718,675
Keysight Technologies, Inc.*	2,997	539,520
KLA Corp.	2,500	931,900
Lam Research Corp.	2,320	1,307,482
Mastercard, Inc., Class A	14,207	4,766,733
Micron Technology, Inc.	18,365	1,269,021
Microsoft Corp.	121,364	40,246,730
Motorola Solutions, Inc.	2,754	684,617
NetApp, Inc.	3,637	324,784
	Shares	Value
Common Stocks (continued)
Information Technology (continued)
NortonLifeLock, Inc.	9,101	$231,620
NVIDIA Corp.	39,040	9,981,357
Okta, Inc.*(a)	2,322	573,952
Palo Alto Networks, Inc.*	1,559	793,671
Paychex, Inc.	5,250	647,220
Paycom Software, Inc.*	834	456,907
PayPal Holdings, Inc.*	19,189	4,463,170
QUALCOMM, Inc.	18,417	2,450,198
RingCentral, Inc., Class A*	1,303	317,645
salesforce.com, Inc.*	15,224	4,562,481
ServiceNow, Inc.*	3,224	2,249,578
Skyworks Solutions, Inc.	2,693	450,081
Splunk, Inc.*	2,662	438,751
Synopsys, Inc.*	2,484	827,619
TE Connectivity Ltd.	5,393	787,378
Teradyne, Inc.	2,713	375,045
Texas Instruments, Inc.	15,073	2,825,886
Trimble, Inc.*	4,079	356,382
Twilio, Inc., Class A*	2,609	760,158
VeriSign, Inc.*	1,603	356,940
Visa, Inc., Class A(a)	27,470	5,817,322
VMware, Inc., Class A*(a)	1,299	197,058
Western Digital Corp.*	4,881	255,227
Western Union Co. (The)	6,630	120,799
Workday, Inc., Class A*	3,046	883,279
Xilinx, Inc.	4,008	721,440
Zebra Technologies Corp., Class A*	863	460,799
Zscaler, Inc.*	1,362	434,287
Total Information Technology		177,423,633
Materials — 2.5%
Air Products and Chemicals, Inc.	3,607	1,081,415
Albemarle Corp.	1,900	475,893
Ball Corp.	5,333	487,863
Dow, Inc.	12,159	680,539
DuPont de Nemours, Inc.	8,678	603,989
Ecolab, Inc.	4,150	922,213
International Flavors & Fragrances, Inc.	4,063	599,089
International Paper Co.	6,374	316,597
Linde PLC	8,448	2,696,602
LyondellBasell Industries NV, Class A	4,297	398,847
Newmont Corp.	13,070	705,780
Nucor Corp.	4,862	542,842
Packaging Corp. of America	1,536	211,000
PPG Industries, Inc.	3,872	621,727
Sherwin-Williams Co. (The)	3,925	1,242,694
Sylvamo Corp.*	586	16,502
Vulcan Materials Co.	2,165	411,610
Westrock Co.	4,278	205,772
Total Materials		12,220,974
Real Estate — 3.4%
Alexandria Real Estate Equities, Inc.	2,523	515,045
American Tower Corp.	7,405	2,087,988
AvalonBay Communities, Inc.	2,281	539,867
Boston Properties, Inc.	2,320	263,645
CBRE Group, Inc., Class A*	5,257	547,148
Crown Castle International Corp.	7,036	1,268,591

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG U.S. Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate (continued)
Digital Realty Trust, Inc.	4,598	$725,610
Duke Realty Corp.	6,112	343,739
Equinix, Inc.	1,459	1,221,285
Equity Residential	5,908	510,451
Essex Property Trust, Inc.	1,065	362,025
Extra Space Storage, Inc.	2,138	421,977
Healthpeak Properties, Inc.	8,780	311,778
Host Hotels & Resorts, Inc.*	11,395	191,778
Invitation Homes, Inc.	9,241	381,191
Iron Mountain, Inc.	4,678	213,504
Mid-America Apartment Communities, Inc.	1,856	379,014
Prologis, Inc.	12,050	1,746,768
Public Storage	2,431	807,530
Realty Income Corp.	6,341	452,938
SBA Communications Corp.	1,775	612,961
Simon Property Group, Inc.	5,346	783,617
UDR, Inc.	4,814	267,321
Ventas, Inc.	6,108	325,984
Welltower, Inc.	6,819	548,248
Weyerhaeuser Co.	12,214	436,284
WP Carey, Inc.	2,995	230,944
Total Real Estate		16,497,231
Utilities — 1.3%
American Water Works Co., Inc.	2,964	516,270
Atmos Energy Corp.	2,118	195,110
Avangrid, Inc.(a)	1,157	60,974
CenterPoint Energy, Inc.	9,455	246,208
Consolidated Edison, Inc.	5,761	434,379
Edison International	6,198	390,040
Entergy Corp.	3,264	336,257
Eversource Energy	5,603	475,695
NextEra Energy, Inc.	32,000	2,730,560
Public Service Enterprise Group, Inc.	8,250	526,350
	Shares	Value
Common Stocks (continued)
Utilities (continued)
Sempra Energy	5,154	$657,805
Total Utilities		6,569,648
Total Common Stocks (Cost $374,260,662)		480,706,459
Short-Term Investments — 0.1%
Money Market Funds — 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	201,975	201,975
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	175,751	175,751
Total Short-Term Investments (Cost $377,726)		377,726
Total Investments — 100.0% (Cost $374,638,388)		481,084,185
Other Assets and Liabilities, Net — (0.0)%(d)		161,615
Net Assets — 100.0%		$481,245,800

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $8,848,522; total market value of collateral held by the Fund was $8,971,033. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $8,769,058.

(b)
Reflects the 1-day yield at October 31, 2021.

(c)
Represents security purchased with cash collateral received for securities on loan.

(d)
Less than 0.05%.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$480,706,459	$—	$—	$480,706,459
Short-Term Investments:
Money Market Funds	377,726	—	—	377,726
Total Investments in Securities	$481,084,185	$—	$—	$481,084,185

(e)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.2%
Australia — 7.7%
Alumina Ltd.	42,081	$62,898
AMP Ltd.*	55,057	44,662
Ampol Ltd.	3,690	84,671
APA Group	19,280	118,746
Aurizon Holdings Ltd.	29,185	73,873
AusNet Services Ltd.	30,940	57,400
Australia & New Zealand Banking Group Ltd.	43,300	915,187
BHP Group Ltd.	47,644	1,309,031
BHP Group PLC	33,347	884,496
BlueScope Steel Ltd.	8,199	126,984
Boral Ltd.*	17,949	86,012
Brambles Ltd.	23,414	176,566
CIMIC Group Ltd.	1,092	16,338
Cochlear Ltd.	1,074	177,825
Computershare Ltd.	8,251	116,262
CSL Ltd.	7,352	1,659,333
Dexus	17,547	143,262
Evolution Mining Ltd.	27,178	74,101
Goodman Group	29,017	477,303
GPT Group (The)	30,841	119,530
Insurance Australia Group Ltd.	40,254	145,127
Lendlease Corp., Ltd.	11,236	88,276
Macquarie Group Ltd.	5,676	843,398
Magellan Financial Group Ltd.	2,337	60,857
Medibank Pvt Ltd.	44,900	111,965
Mineral Resources Ltd.	2,628	76,173
Mirvac Group	64,187	135,955
National Australia Bank Ltd.	53,491	1,153,485
Newcrest Mining Ltd.	13,347	249,521
Oil Search Ltd.	28,794	92,781
QBE Insurance Group Ltd.	24,071	213,883
Ramsay Health Care Ltd.	3,023	159,894
REA Group Ltd.	939	112,944
Rio Tinto Ltd.	5,972	405,002
Rio Tinto PLC	17,278	1,080,100
Santos Ltd.	34,027	178,393
Scentre Group	83,391	189,158
SEEK Ltd.	5,300	130,173
Seven Group Holdings Ltd.	2,747	44,422
Sonic Healthcare Ltd.	7,711	231,843
Stockland	35,852	122,524
Suncorp Group Ltd.	20,938	184,315
Sydney Airport*	44,035	270,882
Telstra Corp., Ltd.	191,179	548,531
Transurban Group	49,392	498,602
Vicinity Centres	60,507	78,396
Wesfarmers Ltd.	18,283	786,178
Westpac Banking Corp.	58,285	1,123,778
WiseTech Global Ltd.	2,404	92,232
Woodside Petroleum Ltd.	15,717	274,585
Total Australia		16,407,853
Austria — 0.5%
ams AG*	4,260	84,338
ANDRITZ AG	1,174	66,545
CA Immobilien Anlagen AG	1,072	45,901
Erste Group Bank AG	4,822	207,027
Mondi PLC	7,938	198,578
	Shares	Value
Common Stocks (continued)
Austria (continued)
Oesterreichische Post AG	525	$22,176
OMV AG	2,340	141,897
Raiffeisen Bank International AG	2,220	64,998
Telekom Austria AG*	2,231	19,312
Verbund AG	1,084	113,027
voestalpine AG	1,820	69,167
Wienerberger AG	1,832	64,917
Total Austria		1,097,883
Belgium — 0.7%
D’ieteren Group	366	63,067
Elia Group SA	466	54,413
Galapagos NV*	692	36,681
KBC Group NV	4,545	423,721
Proximus SADP	2,323	43,779
Sofina SA	249	110,191
Solvay SA	1,157	137,643
Telenet Group Holding NV	699	25,125
UCB SA	1,898	226,455
Umicore SA	3,177	182,285
Warehouses De Pauw CVA	2,275	103,730
Total Belgium		1,407,090
Brazil — 0.1%
Yara International ASA	2,648	137,983
Chile — 0.0%(a)
Antofagasta PLC	5,656	110,518
China — 0.9%
China Gas Holdings Ltd.	36,098	90,302
CSPC Pharmaceutical Group Ltd.	137,824	144,219
Fosun International Ltd.	37,431	44,028
NXP Semiconductors NV	4,457	895,233
Prosus NV*	6,840	603,247
Shimao Group Holdings Ltd.	20,131	31,675
Sun Art Retail Group Ltd.(b)	32,052	18,871
Wharf Holdings Ltd. (The)	22,405	77,765
Yangzijiang Shipbuilding Holdings Ltd.	43,765	46,085
Total China		1,951,425
Colombia — 0.0%(a)
Millicom International Cellular SA*	1,660	58,062
Denmark — 3.3%
Ambu A/S, Class B	2,760	78,700
AP Moller — Maersk A/S, Class A	49	134,308
AP Moller — Maersk A/S, Class B	56	161,989
Chr Hansen Holding A/S	1,681	133,887
Coloplast A/S, Class B	2,009	327,835
Danske Bank A/S	11,070	187,532
Demant A/S*	1,611	78,115
DSV A/S	3,574	831,460
Genmab A/S*	1,055	473,313
GN Store Nord A/S	2,099	127,507
H Lundbeck A/S	1,007	28,025
Novo Nordisk A/S, Class B	26,605	2,914,885
Novozymes A/S, Class B	3,306	243,359
Orsted A/S	2,900	409,623
Tryg A/S	8,082	191,792

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Denmark (continued)
Vestas Wind Systems A/S	15,687	$679,131
Total Denmark		7,001,461
Faroe Islands — 0.0%(a)
Bakkafrost P/F	818	75,444
Finland — 1.5%
Elisa OYJ	2,326	140,456
Huhtamaki OYJ	1,475	64,284
Kesko OYJ, Class B	4,327	140,658
Kone OYJ, Class B	5,884	401,474
Metso Outotec OYJ	11,272	113,226
Neste OYJ	7,498	418,147
Nokia OYJ*	85,512	491,825
Nordea Bank Abp	51,271	627,391
Orion OYJ, Class B	1,633	70,735
Sampo OYJ, Class A	6,889	366,725
UPM-Kymmene OYJ	8,573	302,792
Wartsila OYJ Abp	8,805	122,224
Total Finland		3,259,937
France — 9.0%
Adevinta ASA*	4,494	73,870
Air Liquide SA	7,682	1,282,292
Alstom SA	6,003	213,828
Amundi SA	985	87,829
AXA SA	36,603	1,065,747
BioMerieux	668	85,073
BNP Paribas SA	18,494	1,239,186
Bouygues SA	4,904	198,630
Capgemini SE	2,571	598,925
Carrefour SA	10,190	184,610
Cie de Saint-Gobain	7,761	534,933
Cie Generale des Etablissements Michelin	2,643	415,053
Credit Agricole SA	24,000	362,173
Danone SA	10,668	695,671
Dassault Systemes SE	10,914	636,310
EssilorLuxottica SA	4,839	1,001,827
Hermes International	538	853,274
Kering SA	1,184	888,153
Legrand SA	4,261	464,701
L’Oreal SA	3,417	1,561,759
Orange SA	32,355	353,273
Sanofi	17,640	1,764,372
Sartorius Stedim Biotech	386	212,718
Societe Generale SA	13,473	449,584
Sodexo SA*	1,283	124,719
Teleperformance	935	390,720
TotalEnergies SE	42,947	2,155,506
Vinci SA	8,841	945,060
Vivendi SE	11,023	142,042
Worldline SA*	3,690	215,135
Total France		19,196,973
Germany — 8.3%
adidas AG	2,913	955,023
Allianz SE	6,682	1,555,441
Bayerische Motoren Werke AG	5,181	523,066
	Shares	Value
Common Stocks (continued)
Germany (continued)
Beiersdorf AG	1,602	$170,375
Continental AG*	1,755	206,184
Covestro AG	3,067	196,630
Daimler AG(b)	13,603	1,349,724
Deutsche Bank AG*	30,622	394,984
Deutsche Boerse AG	2,975	494,389
Deutsche Post AG	15,972	989,242
Deutsche Telekom AG	52,615	978,968
E.ON SE	34,586	438,910
Evonik Industries AG	2,877	93,290
Fresenius Medical Care AG & Co. KGaA	3,247	215,911
Fresenius SE & Co. KGaA	6,383	290,040
Hannover Rueck SE	982	179,554
Hapag-Lloyd AG	399	85,838
HeidelbergCement AG	2,415	182,050
Henkel AG & Co. KGaA	1,653	137,922
Infineon Technologies AG	19,498	911,475
Knorr-Bremse AG	1,086	114,542
Merck KGaA	2,097	495,543
Muenchener Rueckversicherungs- Gesellschaft AG	2,272	673,619
SAP SE	16,377	2,375,099
Siemens AG	13,132	2,131,835
Siemens Energy AG*	6,537	187,762
Symrise AG	2,027	280,434
Talanx AG	865	41,642
Telefonica Deutschland Holding AG	12,835	33,464
Volkswagen AG	464	150,779
Vonovia SE	9,358	568,118
Zalando SE*	3,630	342,703
Total Germany		17,744,556
Hong Kong — 2.7%
AIA Group Ltd.	196,633	2,220,607
ASM Pacific Technology Ltd.	4,996	53,980
Bank of East Asia Ltd. (The)	22,451	36,942
CK Infrastructure Holdings Ltd.	9,930	59,868
Hang Lung Properties Ltd.	29,896	69,407
Hang Seng Bank Ltd.	11,840	225,261
Hong Kong & China Gas Co., Ltd.	177,483	276,068
Hong Kong Exchanges & Clearing Ltd.	20,560	1,244,323
Link REIT	34,014	301,703
MTR Corp., Ltd.	25,259	137,675
New World Development Co., Ltd.	22,807	98,950
Power Assets Holdings Ltd.	22,354	136,353
Sino Biopharmaceutical Ltd.	161,956	119,920
Swire Pacific Ltd., Class A	7,979	50,208
Swire Pacific Ltd., Class B	14,140	14,869
Swire Properties Ltd.	17,212	46,133
Techtronic Industries Co., Ltd.	22,206	457,020
Wharf Real Estate Investment Co., Ltd.	24,087	135,932
Total Hong Kong		5,685,219
Ireland — 0.7%
AIB Group PLC*	12,822	34,781
CRH PLC	12,689	609,814
Kerry Group PLC, Class A	2,525	339,251
Kingspan Group PLC	2,468	284,581

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Ireland (continued)
Smurfit Kappa Group PLC	4,212	$221,417
Total Ireland		1,489,844
Israel — 0.5%
Bank Hapoalim BM	17,578	173,171
Bank Leumi Le-Israel BM	21,671	207,110
Check Point Software Technologies Ltd.*	1,602	191,599
Nice Ltd.*	946	266,763
Wix.com Ltd.*	872	162,157
Total Israel		1,000,800
Italy — 2.4%
A2A SpA	25,618	53,897
Amplifon SpA	2,021	102,790
Assicurazioni Generali SpA(b)	18,933	413,007
Banca Mediolanum SpA	3,475	35,011
Buzzi Unicem SpA	1,732	40,428
DiaSorin SpA	185	41,823
Enel SpA	126,064	1,055,642
Eni SpA	39,622	568,755
FinecoBank Banca Fineco SpA*	9,965	190,451
Hera SpA	13,898	56,887
Intesa Sanpaolo SpA	278,303	791,477
Mediobanca Banca di Credito Finanziario SpA*	11,533	137,670
Moncler SpA	3,445	247,655
Nexi SpA*	14,750	256,468
Pirelli & C SpA	6,391	39,288
Prysmian SpA	4,012	151,822
Recordati Industria Chimica e Farmaceutica SpA	1,547	96,889
Telecom Italia SpA	163,257	58,209
Telecom Italia SpA-RSP	98,573	37,473
Terna — Rete Elettrica Nazionale	23,061	171,920
UniCredit SpA	33,848	447,485
UnipolSai Assicurazioni SpA	7,198	20,858
Total Italy		5,015,905
Japan — 22.5%
ABC-Mart, Inc.	511	24,424
Advantest Corp.	3,172	259,546
Aeon Co., Ltd.	10,987	252,260
Aeon Mall Co., Ltd.	1,555	22,665
Air Water, Inc.	3,081	47,069
Ajinomoto Co., Inc.	8,816	263,340
Alfresa Holdings Corp.	2,866	40,216
Asahi Intecc Co., Ltd.	3,360	88,372
Astellas Pharma, Inc.	29,833	501,555
Benesse Holdings, Inc.	1,252	28,548
Bridgestone Corp.	9,281	408,519
Brother Industries Ltd.	4,024	77,569
Canon, Inc.	16,561	371,524
Central Japan Railway Co.	2,761	409,216
Chugai Pharmaceutical Co., Ltd.	10,226	380,880
CyberAgent, Inc.	6,554	109,209
Dai Nippon Printing Co., Ltd.	3,690	90,935
Daifuku Co., Ltd.	1,841	168,721
Daiichi Sankyo Co., Ltd.	30,467	766,050
Daikin Industries Ltd.	4,249	927,495
	Shares	Value
Common Stocks (continued)
Japan (continued)
Daito Trust Construction Co., Ltd.	1,043	$129,157
Daiwa House Industry Co., Ltd.	9,712	319,489
Daiwa House REIT Investment Corp.	33	94,637
Daiwa Securities Group, Inc.	23,367	130,888
Denso Corp.	7,129	514,113
Dentsu Group, Inc.	3,508	128,291
Disco Corp.	457	122,642
East Japan Railway Co.	5,220	324,485
Eisai Co., Ltd.	4,392	309,183
ENEOS Holdings, Inc.	50,732	204,485
FANUC Corp.	3,089	604,390
Fast Retailing Co., Ltd.	883	584,743
FUJIFILM Holdings Corp.	6,103	471,059
Fujitsu Ltd.	2,987	514,097
GMO Payment Gateway, Inc.	690	87,381
Hakuhodo DY Holdings, Inc.	3,579	58,319
Hamamatsu Photonics K.K.	2,290	135,362
Hikari Tsushin, Inc.	320	49,252
Hirose Electric Co., Ltd.	503	83,771
Hisamitsu Pharmaceutical Co., Inc.	1,101	37,368
Hitachi Construction Machinery Co., Ltd.	1,677	53,314
Hitachi Ltd.	15,283	878,446
Hitachi Metals Ltd.*	3,229	61,083
Hoshizaki Corp.	894	74,954
Hoya Corp.	5,898	865,109
Hulic Co., Ltd.	5,314	50,938
Idemitsu Kosan Co., Ltd.	3,244	88,621
Inpex Corp.	16,038	133,902
Isetan Mitsukoshi Holdings Ltd.(b)	5,381	39,169
Isuzu Motors Ltd.	9,164	122,883
ITOCHU Corp.	23,817	677,174
Itochu Techno-Solutions Corp.	1,510	47,541
J Front Retailing Co., Ltd.	3,976	36,648
Japan Metropolitan Fund Invest.	113	103,561
Japan Post Holdings Co., Ltd.*	18,314	140,537
Japan Real Estate Investment Corp.	20	122,429
JFE Holdings, Inc.	7,878	120,424
JTEKT Corp.	3,702	32,564
Kajima Corp.	7,212	88,549
Kakaku.com, Inc.	2,098	69,274
Kansai Electric Power Co., Inc. (The)	11,985	110,154
Kao Corp.	7,566	426,722
KDDI Corp.	25,082	776,052
Keihan Holdings Co., Ltd.	1,658	43,448
Keikyu Corp.	3,756	42,229
Keio Corp.	1,786	89,907
Keisei Electric Railway Co., Ltd.	2,424	77,700
Kikkoman Corp.	2,377	194,288
Kintetsu Group Holdings Co., Ltd.*	2,957	92,710
Kobayashi Pharmaceutical Co., Ltd.	807	64,475
Koito Manufacturing Co., Ltd.	1,936	109,343
Kose Corp.	504	58,301
Kubota Corp.	18,743	398,201
Kuraray Co., Ltd.	5,418	48,941
Kurita Water Industries Ltd.	1,782	87,518
Kyocera Corp.	5,296	309,098
Kyowa Kirin Co., Ltd.	4,025	132,019
Kyushu Railway Co.	2,236	49,926

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Lasertec Corp.	1,244	$273,074
Lion Corp.	4,078	67,773
Lixil Corp.	4,467	114,549
Marubeni Corp.	27,483	231,674
Marui Group Co., Ltd.	3,220	62,946
Mazda Motor Corp.*	9,385	83,870
Medipal Holdings Corp.	2,795	50,372
MEIJI Holdings Co., Ltd.	2,101	132,481
MINEBEA MITSUMI, Inc.	6,226	156,981
MISUMI Group, Inc.	4,567	190,650
Mitsubishi Chemical Holdings Corp.	22,591	186,771
Mitsubishi Corp.	21,983	696,361
Mitsubishi Estate Co., Ltd.	19,289	292,317
Mitsubishi Gas Chemical Co., Inc.	3,076	61,857
Mitsubishi Materials Corp.	1,920	37,146
Mitsui & Co., Ltd.	24,407	554,816
Mitsui Chemicals, Inc.	2,865	84,926
Mitsui Fudosan Co., Ltd.	14,423	328,684
Miura Co., Ltd.	1,570	60,101
Mizuho Financial Group, Inc.	37,808	499,022
MonotaRO Co., Ltd.	3,959	89,579
MS&AD Insurance Group Holdings, Inc.	7,552	244,128
Nabtesco Corp.(b)	1,734	56,115
Nagoya Railroad Co., Ltd.*	3,148	51,848
NEC Corp.	4,078	208,147
NGK Insulators Ltd.	4,992	82,832
NGK Spark Plug Co., Ltd.	3,092	49,136
NH Foods Ltd.	1,653	58,060
Nidec Corp.	8,162	899,771
Nikon Corp.	5,199	56,948
Nintendo Co., Ltd.	1,901	836,923
Nippon Building Fund, Inc.	26	168,735
Nippon Prologis REIT, Inc.	34	113,458
Nippon Sanso Holdings Corp.	2,813	66,239
Nippon Telegraph & Telephone Corp.	36,910	1,031,959
Nippon Yusen K.K.	2,623	188,170
Nissan Chemical Corp.	2,054	114,026
Nissan Motor Co., Ltd.*	35,985	182,221
Nisshin Seifun Group, Inc.	3,943	62,210
Nissin Foods Holdings Co., Ltd.	1,124	85,859
Nitto Denko Corp.	2,385	185,738
Nomura Holdings, Inc.	49,084	236,757
Nomura Real Estate Holdings, Inc.	1,644	39,923
Nomura Real Estate Master Fund, Inc.	65	97,308
Nomura Research Institute Ltd.	6,207	247,137
NTT Data Corp.	10,257	205,365
Obayashi Corp.	10,158	85,344
Odakyu Electric Railway Co., Ltd.	5,541	119,689
Oji Holdings Corp.	13,857	68,541
Omron Corp.	3,116	297,048
Ono Pharmaceutical Co., Ltd.	6,501	136,006
Oriental Land Co., Ltd.	3,223	507,087
ORIX Corp.	19,635	388,309
Orix JREIT, Inc.	45	74,549
Pan Pacific International Holdings Corp.	6,773	141,727
Panasonic Corp.	34,819	425,218
PeptiDream, Inc.*	1,537	37,109
	Shares	Value
Common Stocks (continued)
Japan (continued)
Persol Holdings Co., Ltd.	2,881	$77,062
Pigeon Corp.	1,872	43,293
Pola Orbis Holdings, Inc.	1,351	28,791
Rakuten Group, Inc.	14,187	155,525
Recruit Holdings Co., Ltd.	22,273	1,479,072
Resona Holdings, Inc.	38,495	144,493
Ricoh Co., Ltd.	10,824	104,989
Rinnai Corp.	573	58,594
Rohm Co., Ltd.	1,387	126,262
Ryohin Keikaku Co., Ltd.	3,956	77,645
Santen Pharmaceutical Co., Ltd.	6,119	85,916
SBI Holdings, Inc.	3,904	100,728
SCSK Corp.	2,345	47,301
Secom Co., Ltd.	3,424	232,391
Seiko Epson Corp.	4,662	82,835
Sekisui Chemical Co., Ltd.	6,497	106,265
Sekisui House Ltd.	9,657	200,000
Seven Bank Ltd.	9,805	20,724
SG Holdings Co., Ltd.	6,931	173,237
Sharp Corp.	4,645	54,628
Shimadzu Corp.	4,584	185,531
Shimano, Inc.	1,305	361,429
Shimizu Corp.	9,473	69,204
Shionogi & Co., Ltd.	4,801	311,870
Shiseido Co., Ltd.	6,422	426,631
Shizuoka Bank Ltd. (The)	8,334	67,023
SMC Corp.	1,007	600,005
Sohgo Security Services Co., Ltd.	1,153	49,143
Sompo Holdings, Inc.	5,221	226,560
Sony Group Corp.	20,115	2,318,010
Square Enix Holdings Co., Ltd.	1,448	79,115
Stanley Electric Co., Ltd.	2,385	59,947
Sumitomo Chemical Co., Ltd.	25,988	127,632
Sumitomo Corp.	18,968	268,987
Sumitomo Dainippon Pharma Co., Ltd.	2,733	38,517
Sumitomo Heavy Industries Ltd.	1,870	48,052
Sumitomo Metal Mining Co., Ltd.	3,938	152,754
Sumitomo Mitsui Financial Group, Inc.	20,888	681,642
Sumitomo Mitsui Trust Holdings, Inc.	4,771	157,074
Sumitomo Rubber Industries Ltd.	2,904	35,681
Sundrug Co., Ltd.	1,103	32,260
Suntory Beverage & Food Ltd.	2,034	78,756
Suzuken Co., Ltd.	1,022	28,323
Sysmex Corp.	2,466	304,290
T&D Holdings, Inc.	8,037	103,048
Taiheiyo Cement Corp.	1,895	40,069
Taisei Corp.	3,052	95,555
Takeda Pharmaceutical Co., Ltd.	25,254	709,393
TDK Corp.	6,185	224,021
Teijin Ltd.	2,949	39,544
Terumo Corp.	11,546	508,115
Tobu Railway Co., Ltd.	3,173	78,779
Toho Gas Co., Ltd.	1,461	43,180
Tokyo Century Corp.	583	33,234
Tokyo Electron Ltd.	2,410	1,117,023
Tokyu Corp.	9,685	136,070
Tokyu Fudosan Holdings Corp.	9,857	56,968
TOPPAN, Inc.	4,551	73,159

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Japan (continued)
Toshiba Corp.	6,845	$294,751
TOTO Ltd.	2,528	121,938
Toyoda Gosei Co., Ltd.	1,114	22,676
Toyota Industries Corp.	2,515	213,066
Toyota Motor Corp.	182,408	3,209,837
Trend Micro, Inc.	2,150	121,241
Tsuruha Holdings, Inc.	610	75,163
Unicharm Corp.	6,465	260,358
United Urban Investment Corp.	46	57,286
Welcia Holdings Co., Ltd.	1,536	57,318
West Japan Railway Co.	2,678	125,956
Yakult Honsha Co., Ltd.	2,086	105,009
Yamada Holdings Co., Ltd.	11,191	42,693
Yamaha Corp.	2,698	169,889
Yamaha Motor Co., Ltd.	4,780	132,679
Yamato Holdings Co., Ltd.	5,206	127,702
Yaskawa Electric Corp.	4,073	175,744
Yokohama Rubber Co., Ltd. (The)	2,179	36,729
Total Japan		47,881,347
Luxembourg — 0.3%
ArcelorMittal SA	11,501	390,302
Eurofins Scientific SE	2,056	242,546
Total Luxembourg		632,848
Mexico — 0.0%(a)
Fresnillo PLC	3,009	35,603
Netherlands — 6.4%
ABN AMRO Bank NV	7,212	106,212
Adyen NV*	416	1,256,736
Akzo Nobel NV	2,756	317,088
ASML Holding NV	6,721	5,448,400
ING Groep NV	63,349	961,835
Koninklijke DSM NV	2,782	608,640
Koninklijke KPN NV	53,630	160,434
Koninklijke Philips NV	14,739	694,634
NN Group NV	4,513	241,914
Randstad NV	1,899	136,692
Royal Dutch Shell PLC, Class A	66,537	1,533,165
Royal Dutch Shell PLC, Class B	60,138	1,389,015
Universal Music Group NV	11,023	320,376
Wolters Kluwer NV	4,284	449,362
Total Netherlands		13,624,503
New Zealand — 0.4%
a2 Milk Co., Ltd. (The)*	12,076	56,779
Auckland International Airport Ltd.*	19,719	112,754
Chorus Ltd.	7,304	33,297
Fisher & Paykel Healthcare Corp., Ltd.	9,383	209,574
Fletcher Building Ltd.	12,464	63,955
Mercury NZ Ltd.	9,938	43,633
Meridian Energy Ltd.	18,674	66,687
Ryman Healthcare Ltd.	6,236	64,487
Spark New Zealand Ltd.	30,228	98,753
Total New Zealand		749,919
Norway — 1.0%
Aker ASA, Class A	370	33,985
Austevoll Seafood ASA	1,415	19,086
	Shares	Value
Common Stocks (continued)
Norway (continued)
DNB Bank ASA	14,317	$339,845
Entra ASA	1,674	41,715
Equinor ASA	17,195	434,484
Gjensidige Forsikring ASA	3,023	75,081
Kahoot! ASA*	5,987	35,599
Leroy Seafood Group ASA	4,614	41,889
Mowi ASA	7,290	210,790
NEL ASA*(b)	23,654	49,856
Nordic Semiconductor ASA*	2,686	79,380
Norsk Hydro ASA	21,818	159,599
Orkla ASA	12,129	117,802
Schibsted ASA, Class A	1,136	58,510
Schibsted ASA, Class B	1,498	67,540
SpareBank 1 SR-Bank ASA	2,924	44,728
Storebrand ASA	7,445	79,684
Telenor ASA	10,442	164,605
TGS ASA	1,893	17,392
TOMRA Systems ASA	1,901	122,519
Total Norway		2,194,089
Poland — 0.4%
Bank Polska Kasa Opieki SA	2,622	86,651
CD Projekt SA	1,123	48,980
Cyfrowy Polsat SA	3,240	28,997
Dino Polska SA*	790	70,625
KGHM Polska Miedz SA	2,234	85,961
mBank SA*	219	31,010
Polski Koncern Naftowy ORLEN SA	5,071	109,468
Polskie Gornictwo Naftowe i Gazownictwo SA	26,576	40,104
Powszechna Kasa Oszczednosci Bank Polski SA*	14,428	176,611
Powszechny Zaklad Ubezpieczen SA	9,297	93,048
Santander Bank Polska SA	546	50,743
Total Poland		822,198
Portugal — 0.2%
EDP — Energias de Portugal SA	44,940	254,001
Jeronimo Martins SGPS SA	3,992	90,547
Total Portugal		344,548
Singapore — 1.3%
Ascendas Real Estate Investment Trust	53,884	123,472
CapitaLand Integrated Commercial Trust	79,442	126,659
City Developments Ltd.	9,317	50,575
ComfortDelGro Corp., Ltd.	35,326	40,867
DBS Group Holdings Ltd.	29,186	682,414
Jardine Cycle & Carriage Ltd.	1,553	25,912
Keppel Corp., Ltd.	23,505	93,776
Mapletree Commercial Trust	36,503	59,011
Olam International Ltd.	14,288	18,012
Oversea-Chinese Banking Corp., Ltd.	65,012	568,885
SATS Ltd.*	10,921	33,933
Singapore Telecommunications Ltd.	129,490	240,063
Suntec Real Estate Investment Trust	26,247	29,001
United Overseas Bank Ltd.	25,359	503,043
UOL Group Ltd.	8,712	46,710

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Singapore (continued)
Venture Corp., Ltd.	4,412	$61,542
Total Singapore		2,703,875
South Africa — 0.4%
Anglo American PLC	18,826	718,045
Scatec ASA	1,855	36,423
Total South Africa		754,468
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	3,786	99,150
Aena SME SA*	1,109	181,792
Amadeus IT Group SA*	7,295	488,293
Banco Bilbao Vizcaya Argentaria SA	107,188	751,950
Banco Santander SA	278,426	1,055,716
CaixaBank SA	70,282	202,114
Cellnex Telecom SA*	9,252	569,391
EDP Renovaveis SA	3,901	108,798
Ferrovial SA	7,620	240,385
Grifols SA(b)	4,812	110,232
Iberdrola SA	98,864	1,168,701
Industria de Diseno Textil SA(b)	17,992	650,455
Mapfre SA(b)	15,683	33,222
Red Electrica Corp. SA	6,897	143,748
Repsol SA	21,305	272,588
Siemens Gamesa Renewable Energy SA*	3,644	98,805
Telefonica SA	82,151	357,888
Total Spain		6,533,228
Sweden — 3.8%
AAK AB	2,816	61,543
Alfa Laval AB	4,850	207,643
Assa Abloy AB, B Shares	15,778	462,033
Atlas Copco AB, A Shares(b)	10,245	658,228
Atlas Copco AB, B Shares(b)	6,047	327,046
Avanza Bank Holding AB	1,752	69,541
Axfood AB	1,711	41,936
Beijer Ref AB	3,583	73,591
Boliden AB	4,390	154,827
Castellum AB(b)	3,398	90,365
Electrolux AB, B Shares(b)	4,086	92,724
Elekta AB, B Shares(b)	5,887	68,353
EQT AB	5,119	269,763
Essity AB, B Shares	9,787	316,566
Fabege AB	4,361	73,728
Fastighets AB Balder, B Shares*	1,615	117,000
H & M Hennes & Mauritz AB, B Shares(b)	11,583	217,162
Hexagon AB, B Shares	31,737	509,950
Holmen AB, B Shares	1,436	63,670
Husqvarna AB, B Shares	6,509	92,574
ICA Gruppen AB	1,409	72,841
Industrivarden AB, A Shares(b)	365	12,037
Indutrade AB	4,126	120,054
Kinnevik AB, B Shares*	3,942	154,518
Lifco AB, B Shares	3,188	92,836
Nibe Industrier AB, B Shares	26,026	387,428
Sagax AB, B Shares	1,033	40,413
	Shares	Value
Common Stocks (continued)
Sweden (continued)
Sandvik AB	17,330	$438,875
Securitas AB, B Shares	5,042	83,363
Sinch AB*	8,161	154,744
Skandinaviska Enskilda Banken AB, A Shares	23,627	369,322
Skanska AB, B Shares	6,063	153,896
SKF AB, B Shares	6,931	160,595
SSAB AB, A Shares*	3,291	18,738
SSAB AB, B Shares*	8,932	44,533
Svenska Cellulosa AB SCA, B Shares	9,256	144,307
Svenska Handelsbanken AB, A Shares(b)	23,855	273,144
Svenska Handelsbanken AB, B Shares	568	7,176
Sweco AB, B Shares	3,204	50,997
Swedbank AB, A Shares(b)	17,620	382,086
Swedish Orphan Biovitrum AB*	2,743	74,416
Tele2 AB, B Shares	7,322	103,285
Telefonaktiebolaget LM Ericsson, B Shares	47,540	520,319
Telia Co. AB(b)	35,313	138,953
Wallenstam AB, B Shares	2,303	40,330
Total Sweden		8,007,449
Switzerland — 8.0%
Alcon, Inc.	8,127	672,929
Geberit AG	561	438,854
Givaudan SA	129	608,329
Kuehne + Nagel International AG	901	284,277
Lonza Group AG	1,206	990,669
Nestle SA	43,069	5,694,771
Partners Group Holding AG	357	624,140
Roche Holding AG	433	186,232
Roche Holding AG	11,424	4,426,448
Schindler Holding AG — Participating Certificate	654	170,487
Schindler Holding AG — Registered	312	80,173
SGS SA	88	260,798
Sika AG	2,175	737,893
STMicroelectronics NV	10,587	501,282
Swisscom AG	412	224,723
Zurich Insurance Group AG	2,436	1,082,104
Total Switzerland		16,984,109
United Kingdom — 11.5%
3i Group PLC	15,908	297,432
abrdn PLC	35,556	123,795
Admiral Group PLC	4,248	167,119
Ashtead Group PLC	7,262	609,606
ASOS PLC*	1,132	38,513
Associated British Foods PLC	5,886	144,260
AstraZeneca PLC	20,503	2,555,821
Auto Trader Group PLC	15,455	128,296
AVEVA Group PLC	1,815	88,520
Aviva PLC	63,098	341,382
Barclays PLC	275,481	763,727
Barratt Developments PLC	16,620	151,044
Berkeley Group Holdings PLC	1,753	104,647
BP PLC	302,239	1,450,857
British Land Co. PLC (The)	13,731	93,036

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
BT Group PLC*	121,889	$232,073
Bunzl PLC	5,506	203,929
Burberry Group PLC	6,615	174,912
CK Hutchison Holdings Ltd.	43,255	291,089
Coca-Cola Europacific Partners PLC	2,442	128,571
Compass Group PLC*	28,928	614,622
ConvaTec Group PLC	26,032	76,291
Croda International PLC	2,276	295,073
DCC PLC	1,558	130,401
Direct Line Insurance Group PLC	22,248	89,172
DS Smith PLC	22,400	117,722
easyJet PLC*	9,197	78,540
Experian PLC	14,979	687,221
GlaxoSmithKline PLC	81,627	1,687,975
Halma PLC	6,184	251,080
Hargreaves Lansdown PLC	5,739	120,912
Informa PLC*	24,537	174,695
InterContinental Hotels Group PLC*	2,878	201,906
Intermediate Capital Group PLC	4,723	141,846
Intertek Group PLC	2,636	176,871
ITV PLC*	59,262	87,448
J Sainsbury PLC	30,892	126,782
JD Sports Fashion PLC	8,054	120,115
Johnson Matthey PLC	3,163	118,494
Kingfisher PLC	34,521	158,521
Land Securities Group PLC	12,118	114,116
Legal & General Group PLC	96,854	383,551
Lloyds Banking Group PLC	1,150,629	792,082
M&G PLC	42,510	116,425
NatWest Group PLC	85,086	257,872
Next PLC	1,998	218,169
Pearson PLC	12,303	101,591
Phoenix Group Holdings PLC	11,351	102,163
Prudential PLC	42,385	868,293
Reckitt Benckiser Group PLC	11,562	939,030
RELX PLC	31,350	972,909
Rentokil Initial PLC	30,366	244,917
Rightmove PLC	13,860	131,356
Sage Group PLC (The)	17,199	167,575
Schroders PLC	798	27,018
Schroders PLC	2,200	109,167
Segro PLC	19,444	344,488
Severn Trent PLC	4,056	152,226
Spirax-Sarco Engineering PLC	1,195	255,617
SSE PLC	16,916	381,088
St James’s Place PLC	8,760	189,663
Standard Chartered PLC	50,569	343,052
Taylor Wimpey PLC	57,991	122,854
Unilever PLC	41,684	2,235,251
United Utilities Group PLC	11,147	158,680
Vodafone Group PLC	451,953	669,323
Weir Group PLC (The)	4,238	100,790
Whitbread PLC*	3,301	147,962
WPP PLC	19,439	281,382
Total United Kingdom		24,472,926

	Shares	Value
Common Stocks (continued)
United States — 1.6%
Avast PLC	10,369	$79,537
Carnival PLC*	2,554	51,463
CyberArk Software Ltd.*	645	116,171
Ferguson PLC	3,610	544,077
Schneider Electric SE	8,694	1,498,102
Stellantis NV	33,788	674,495
Swiss Re AG	4,672	453,216
Tenaris SA	7,621	84,931
Total United States		3,501,992
Total Common Stocks (Cost $177,397,530)		210,884,055
Preferred Stocks — 0.5%
Germany — 0.5%
Bayerische Motoren Werke AG, 2.58%	935	79,637
Henkel AG & Co. KGaA, 2.37%	2,851	255,301
Volkswagen AG, 2.50%	2,970	666,166
Total Germany		1,001,104
Spain — 0.0%(a)
Grifols SA, 4.70%, Class B	4,272	56,210
Total Preferred Stocks (Cost $1,026,672)		1,057,314
Short-Term Investments — 1.5%
Money Market Funds — 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)(d)	2,953,100	2,953,100
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)	227,345	227,345
Total Short-Term Investments (Cost $3,180,445)		3,180,445
Total Investments — 101.2% (Cost $181,604,647)		215,121,814
Other Assets and Liabilities, Net — (1.2)%		(2,465,711)
Net Assets — 100.0%		$212,656,103

*
Non-income producing securities.

(a)
Less than 0.05%.

(b)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,557,911; total market value of collateral held by the Fund was $6,020,720. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of  $3,067,620.

(c)
Reflects the 1-day yield at October 31, 2021.

(d)
Represents security purchased with cash collateral received for securities on loan.

See notes to financial statements.

Schedule of Investments — IQ Candriam ESG International Equity ETF (continued)

October 31, 2021 (unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$210,884,055	$—	$—	$210,884,055
Preferred Stocks	1,057,314	—	—	1,057,314
Short-Term Investments:
Money Market Funds	3,180,445	—	—	3,180,445
Total Investments in Securities	$215,121,814	$—	$—	$215,121,814

(e)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2021,the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2)
See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF

October 31, 2021 (Unaudited)
	Shares	Value
Common Stocks — 99.9%
Australia — 0.5%
Ramsay Health Care Ltd.	723	$38,241
China — 0.5%
China Traditional Chinese Medicine Holdings Co., Ltd.	77,786	36,998
Denmark — 5.4%
Novo Nordisk A/S, Class B	3,517	385,328
France — 2.3%
Danone SA	683	44,539
Sanofi	1,204	120,426
Total France		164,965
Germany — 2.3%
adidas AG	188	61,635
Fresenius SE & Co. KGaA	678	30,808
Puma SE	290	36,010
Siemens Healthineers AG	514	34,179
Total Germany		162,632
Ireland — 0.5%
Glanbia PLC	2,020	33,031
Italy — 1.5%
Autogrill SpA*	4,764	37,357
Moncler SpA	561	40,329
Technogym SpA	3,036	31,902
Total Italy		109,588
Japan — 2.0%
Asahi Intecc Co., Ltd.	1,240	32,613
Asics Corp.	1,657	41,154
Nihon Kohden Corp.	1,080	34,335
Shimano, Inc.	125	34,620
Total Japan		142,722
Malaysia — 0.5%
IHH Healthcare Bhd	23,726	37,471
Netherlands — 1.1%
Basic-Fit NV*	777	37,766
uniQure NV*	1,224	37,295
Total Netherlands		75,061
South Africa — 0.5%
Netcare Ltd.*	32,785	36,473
South Korea — 0.4%
Fila Holdings Corp.	964	30,606
Spain — 0.5%
Fluidra SA	852	32,587
Sweden — 1.1%
Getinge AB, B Shares	886	39,645
Thule Group AB	654	37,678
Total Sweden		77,323
	Shares	Value
Common Stocks (continued)
Switzerland — 9.7%
Nestle SA	2,823	$373,269
Novartis AG	3,897	322,593
Total Switzerland		695,862
Taiwan — 1.5%
Feng TAY Enterprise Co., Ltd.	4,769	37,043
Giant Manufacturing Co., Ltd.	3,122	36,206
Merida Industry Co., Ltd.	3,275	34,036
Total Taiwan		107,285
Thailand — 1.0%
Bangkok Dusit Medical Services PCL	50,787	35,967
Bumrungrad Hospital PCL	8,821	38,679
Total Thailand		74,646
United Kingdom — 5.8%
AstraZeneca PLC	3,055	380,824
Frasers Group PLC*	3,949	34,833
Total United Kingdom		415,657
United States — 62.8%
Abbott Laboratories	2,886	371,977
ABIOMED, Inc.*	100	33,204
Acadia Healthcare Co., Inc.*	544	33,728
Alphabet, Inc., Class A*	125	370,115
Anthem, Inc.	261	113,569
Apple, Inc.	2,420	362,516
Arena Pharmaceuticals, Inc.*	686	39,370
Boston Scientific Corp.*	1,533	66,118
Bristol-Myers Squibb Co.	2,397	139,985
Callaway Golf Co.*(a)	1,238	33,488
Centene Corp.*	622	44,311
Community Health Systems, Inc.*	2,872	37,623
Cytokinetics, Inc.*	1,080	37,703
Edwards Lifesciences Corp.*	668	80,040
Eli Lilly & Co.	1,384	352,588
Encompass Health Corp.	464	29,492
Garmin Ltd.	204	29,294
General Mills, Inc.	653	40,355
HCA Healthcare, Inc.	268	67,123
Healthcare Services Group, Inc.	1,370	26,290
Johnson & Johnson	2,079	338,628
Kellogg Co.	568	34,818
Lantheus Holdings, Inc.*(a)	1,400	32,746
LivaNova PLC*	434	33,296
Medical Properties Trust, Inc.	1,791	38,202
Medifast, Inc.	155	30,422
Medtronic PLC	2,687	322,064
Merck & Co., Inc.	4,713	414,980
Merit Medical Systems, Inc.*	502	33,765
Molina Healthcare, Inc.*	134	39,626
NIKE, Inc., Class B	2,146	359,004
Peloton Interactive, Inc., Class A*	345	31,547
Pentair PLC	469	34,692
Penumbra, Inc.*	132	36,505
Planet Fitness, Inc., Class A*	438	34,843

See notes to financial statements.

Schedule of Investments — IQ Healthy Hearts ETF (continued)

October 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Pool Corp.	75	$38,637
Select Medical Holdings Corp.	1,042	34,615
Sprouts Farmers Market, Inc.*(a)	1,455	32,214
Tenet Healthcare Corp.*	479	34,325
Under Armour, Inc., Class A*	1,491	32,742
United Therapeutics Corp.*	170	32,429
Universal Health Services, Inc., Class B	229	28,419
Vail Resorts, Inc.	118	40,676
VF Corp.	469	34,181
WW International, Inc.*	1,581	27,446
YETI Holdings, Inc.*	353	34,710
Total United States		4,494,421
Total Common Stocks
(Cost $6,602,793)		7,150,897
Short-Term Investment — 0.0%(b)
Money Market Fund — 0.0%(b)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(c)
(Cost $1,321)	1,321	1,321
Total Investments — 99.9%
(Cost $6,604,114)		7,152,218
Other Assets and Liabilities, Net — 0.1%		5,428
Net Assets — 100.0%		$7,157,646

*
Non-income producing securities.

(a)
All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $80,975; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $81,799.

(b)
Less than 0.05%.

(c)
Reflects the 1-day yield at October 31, 2021.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$7,150,897	$—	$—	$7,150,897
Short-Term Investments:
Money Market Funds	1,321	—	—	1,321
Total Investments in Securities	$7,152,218	$—	$—	$7,152,218

(d)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).
See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF

October 31, 2021 (Unaudited)
	Shares	Value
Common Stocks — 100.1%
Communication Services — 8.6%
AT&T, Inc.	2,362	$59,664
Discovery, Inc., Class A*	2,416	56,631
Facebook, Inc.*	176	56,948
Omnicom Group, Inc.	890	60,591
Spotify Technology SA*	272	78,717
Verizon Communications, Inc.	1,198	63,482
ViacomCBS, Inc., Class B	1,613	58,423
Total Communication Services		434,456
Consumer Discretionary — 16.6%
eBay, Inc.	873	66,976
Etsy, Inc.*	292	73,201
Ford Motor Co.*	4,888	83,487
Gap, Inc. (The)	2,694	61,127
General Motors Co.*	1,272	69,235
Hasbro, Inc.	664	63,585
Marriott International, Inc., Class A*	452	72,329
PVH Corp.*	596	65,161
Ralph Lauren Corp.	584	74,267
Target Corp.	264	68,540
VF Corp.	948	69,090
Yum China Holdings, Inc.	1,171	66,841
Total Consumer Discretionary		833,839
Consumer Staples — 11.6%
Campbell Soup Co.	1,498	59,845
Clorox Co. (The)	391	63,737
Coca-Cola Co. (The)	1,178	66,404
General Mills, Inc.	1,110	68,598
Hershey Co. (The)	372	65,230
Kellogg Co.	1,026	62,894
Kimberly-Clark Corp.	484	62,673
PepsiCo, Inc.	419	67,710
Procter & Gamble Co. (The)	452	64,632
Total Consumer Staples		581,723
Financials — 18.1%
American Express Co.	401	69,686
Bank of America Corp.	1,612	77,021
Bank of New York Mellon Corp. (The)	1,276	75,539
BlackRock, Inc.	72	67,929
Citigroup, Inc.	931	64,388
Goldman Sachs Group, Inc. (The)	164	67,789
MetLife, Inc.	1,048	65,814
Principal Financial Group, Inc.	992	66,553
Progressive Corp. (The)	701	66,511
Prudential Financial, Inc.	629	69,222
Regions Financial Corp.	3,286	77,813
S&P Global, Inc.	144	68,279
Wells Fargo & Co.	1,409	72,085
Total Financials		908,629
Health Care — 17.1%
Abbott Laboratories	516	66,507
AbbVie, Inc.	603	69,146
Amgen, Inc.	300	62,091
Anthem, Inc.	174	75,713
Biogen, Inc.*	220	58,669
	Shares	Value
Common Stocks (continued)
Health Care (continued)
BioMarin Pharmaceutical, Inc.*	856	$67,821
Bristol-Myers Squibb Co.	1,065	62,196
Eli Lilly & Co.	282	71,842
Gilead Sciences, Inc.	920	59,690
Illumina, Inc.*	144	59,769
Johnson & Johnson	395	64,338
Medtronic PLC	500	59,930
Merck & Co., Inc.	906	79,773
Total Health Care		857,485
Industrials — 6.9%
3M Co.	357	63,789
Equifax, Inc.	238	66,028
Nielsen Holdings PLC	3,247	65,752
Owens Corning	690	64,453
Sunrun, Inc.*	1,500	86,520
Total Industrials		346,542
Information Technology — 16.1%
Accenture PLC, Class A	192	68,888
Adobe, Inc.*	100	65,036
Autodesk, Inc.*	224	71,144
Automatic Data Processing, Inc.	332	74,530
HubSpot, Inc.*	92	74,541
International Business Machines Corp.	478	59,798
Intuit, Inc.	114	71,363
Mastercard, Inc., Class A	188	63,078
Microsoft Corp.	216	71,630
Paychex, Inc.	600	73,968
PayPal Holdings, Inc.*	230	53,496
Visa, Inc., Class A	291	61,625
Total Information Technology		809,097
Materials — 3.8%
Dow, Inc.	1,096	61,343
DuPont de Nemours, Inc.	923	64,241
Ecolab, Inc.	292	64,888
Total Materials		190,472
Real Estate — 1.3%
Host Hotels & Resorts, Inc.*	3,973	66,866
Total Investments — 100.1% (Cost $5,005,218)		5,029,109
Other Assets and Liabilities, Net — (0.1)%		(3,276)
Net Assets — 100.0%		$5,025,833

*
Non-income producing securities.

See notes to financial statements.

Schedule of Investments — IQ Engender Equality ETF (continued)

October 31, 2021 (Unaudited)
The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$5,029,109	$—	$—	$5,029,109
Total Investments in Securities	$5,029,109	$—	$—	$5,029,109

(a)
For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended October 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).
See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF

October 31, 2021 (Unaudited)
	Shares	Value
Common Stocks — 97.2%
Belgium — 0.6%
Umicore SA	499	$28,631
Brazil — 0.2%
Rumo SA*	3,444	9,769
Canada — 1.4%
Ballard Power Systems, Inc.*	768	13,897
Magna International, Inc.	746	60,587
Total Canada		74,484
Chile — 0.2%
Enel Americas SA	91,757	10,461
China — 7.1%
COSCO SHIPPING Holdings Co., Ltd., Class H*	65,479	101,682
NIO, Inc.*	3,393	133,718
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	12,604	28,257
Xinyi Solar Holdings Ltd.	11,269	23,584
XPeng, Inc.*	1,477	68,872
Zhuzhou CRRC Times Electric Co., Ltd.*	1,972	9,456
Total China		365,569
Denmark — 5.9%
AP Moller — Maersk A/S, Class B	29	83,887
DSV A/S	487	113,296
Vestas Wind Systems A/S	2,519	109,054
Total Denmark		306,237
Finland — 0.3%
Wartsila OYJ Abp	1,148	15,936
France — 3.1%
Alstom SA	911	32,450
Cie Plastic Omnium SA	404	11,202
Faurecia SE	314	16,370
Getlink SE	1,067	16,404
Legrand SA	643	70,125
Valeo	554	16,240
Total France		162,791
Germany — 10.0%
Bayerische Motoren Werke AG	870	87,834
Continental AG*	271	31,838
E.ON SE	5,542	70,330
Infineon Technologies AG	3,262	152,489
Knorr-Bremse AG	121	12,762
Nordex SE*	657	12,089
Siemens AG	910	147,728
Vitesco Technologies Group AG*	54	3,100
Total Germany		518,170
Japan — 11.6%
Central Japan Railway Co.	336	49,800
Denso Corp.	889	64,111
East Japan Railway Co.	711	44,197
Hitachi Ltd.	1,942	111,624
Kansai Electric Power Co., Inc. (The)	1,531	14,071
Koito Manufacturing Co., Ltd.	242	13,668
	Shares	Value
Common Stocks (continued)
Japan (continued)
Panasonic Corp.	4,308	$52,610
Shimano, Inc.	163	45,144
TDK Corp.	585	21,189
Toyoda Gosei Co., Ltd.	606	12,335
Toyota Motor Corp.	8,769	154,308
Yamaha Motor Co., Ltd.	527	14,628
Total Japan		597,685
Portugal — 0.8%
EDP — Energias de Portugal SA	6,918	39,101
South Africa — 0.2%
Scatec ASA	601	11,801
South Korea — 2.2%
Hyundai Mobis Co., Ltd.	156	33,641
Samsung SDI Co., Ltd.	130	81,657
Total South Korea		115,298
Spain — 4.6%
Amadeus IT Group SA*	1,128	75,503
Iberdrola SA	12,249	144,799
Siemens Gamesa Renewable Energy SA*	559	15,157
Total Spain		235,459
Sweden — 0.8%
MIPS AB	114	13,765
PowerCell Sweden AB*	557	12,439
Thule Group AB	259	14,921
Total Sweden		41,125
Switzerland — 2.0%
Landis+Gyr Group AG*	162	11,169
Stadler Rail AG	284	12,494
STMicroelectronics NV	1,641	77,700
Total Switzerland		101,363
Taiwan — 4.0%
Evergreen Marine Corp Taiwan Ltd.	9,000	32,202
Taiwan High Speed Rail Corp.	11,000	11,491
Taiwan Semiconductor Manufacturing Co., Ltd.	7,000	148,516
Wistron Corp.	12,000	12,601
Total Taiwan		204,810
United Kingdom — 0.5%
Firstgroup PLC*	10,152	14,027
National Express Group PLC*	3,486	10,924
Total United Kingdom		24,951
United States — 41.7%
Alphabet, Inc., Class A*	52	153,968
Aptiv PLC*	674	116,528
Bloom Energy Corp., Class A*	587	18,350
BorgWarner, Inc.	598	26,952
CSX Corp.	4,510	163,127
Edison International	950	59,783
Enphase Energy, Inc.*	316	73,195

See notes to financial statements.

Schedule of Investments — IQ Cleaner Transport ETF (continued)

October 31, 2021 (Unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
First Solar, Inc.*	235	$28,104
General Electric Co.	1,422	149,125
Intel Corp.	2,799	137,151
NextEra Energy, Inc.	1,809	154,362
NVIDIA Corp.	666	170,276
Schneider Electric SE	841	144,916
SolarEdge Technologies, Inc.*	130	46,108
Stellantis NV	5,713	114,046
Tesla, Inc.*	212	236,168
Texas Instruments, Inc.	792	148,484
TPI Composites, Inc.*	295	9,921
Union Pacific Corp.	681	164,393
Westinghouse Air Brake Technologies Corp.	449	40,738
Total United States		2,155,695
Total Common Stocks (Cost $4,861,492)		5,019,336

	Shares	Value
Preferred Stock — 2.7%
Germany — 2.7%
Volkswagen AG, 2.50%	638	$143,102
Short-Term Investment — 0.0%(a)
Money Market Fund — 0.0%(a)
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b) (Cost $654)	654	654
Total Investments — 99.9% (Cost $5,001,043)		5,163,092
Other Assets and Liabilities, Net — 0.1%		1,986
Net Assets — 100.0%		$5,165,078

*
Non-income producing securities.

(a)
Less than 0.05%.

(b)
Reflects the 1-day yield at October 31, 2021.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$5,019,336	$—	$—	$5,019,336
Preferred Stock	143,102	—	—	143,102
Short-Term Investment:
Money Market Fund	654	—	—	654
Total Investments in Securities	$5,163,092	$—	$—	$5,163,092

(c)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).
See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks — 99.4%
Austria — 0.9%
ANDRITZ AG	224	$12,697
Mondi PLC	1,386	34,672
Total Austria		47,369
Brazil — 0.5%
Engie Brasil Energia SA	1,753	12,100
Klabin SA*	3,256	13,251
Total Brazil		25,351
Canada — 0.3%
Ballard Power Systems, Inc.*	785	14,205
Denmark — 5.9%
AP Moller — Maersk A/S, Class B	16	46,282
Chr Hansen Holding A/S	297	23,655
Dfds A/S*	218	11,293
Orsted A/S	544	76,840
ROCKWOOL International A/S, Class B	30	13,720
Vestas Wind Systems A/S	2,925	126,631
Total Denmark		298,421
Faroe Islands — 0.2%
Bakkafrost P/F	143	13,189
Finland — 0.7%
Valmet OYJ	382	15,517
Wartsila OYJ Abp	1,323	18,365
Total Finland		33,882
France — 8.5%
Dassault Systemes SE	1,930	112,523
Legrand SA	742	80,922
L’Oreal SA	331	151,286
Suez SA	1,094	24,922
Veolia Environnement SA	1,870	61,091
Total France		430,744
Germany — 9.6%
adidas AG	428	140,319
Beiersdorf AG	286	30,416
Infineon Technologies AG	3,609	168,710
Siemens AG	919	149,190
Total Germany		488,635
Ireland — 0.8%
Smurfit Kappa Group PLC	743	39,058
Japan — 7.7%
Bridgestone Corp.	1,355	59,643
FANUC Corp.	413	80,807
Kao Corp.	1,041	58,712
Kurita Water Industries Ltd.	281	13,801
Nippon Yusen K.K.	373	26,759
Nitto Denko Corp.	284	22,117
Panasonic Corp.	5,017	61,269
Rohm Co., Ltd.	196	17,842
Sekisui Chemical Co., Ltd.	964	15,767
TOTO Ltd.	336	16,207
	Shares	Value
Common Stocks (continued)
Japan (continued)
Yaskawa Electric Corp.	506	$21,833
Total Japan		394,757
Norway — 1.0%
Leroy Seafood Group ASA	1,423	12,919
Mowi ASA	1,272	36,780
Total Norway		49,699
Portugal — 0.9%
EDP — Energias de Portugal SA	7,974	45,069
South Africa — 0.2%
Scatec ASA	608	11,938
South Korea — 3.0%
Coway Co., Ltd.	199	13,522
Hyundai Glovis Co., Ltd.	79	11,324
LG Electronics, Inc.	317	32,689
Samsung SDI Co., Ltd.	151	94,847
Total South Korea		152,382
Spain — 3.6%
EDP Renovaveis SA	700	19,523
Iberdrola SA	12,371	146,241
Siemens Gamesa Renewable Energy SA*	650	17,624
Total Spain		183,388
Sweden — 2.6%
Essity AB, B Shares	1,864	60,292
Nibe Industrier AB, B Shares	4,807	71,558
Total Sweden		131,850
Switzerland — 4.4%
Givaudan SA	23	108,462
SIG Combibloc Group AG*	931	24,371
STMicroelectronics NV	1,905	90,200
Total Switzerland		223,033
United Kingdom — 5.7%
Burberry Group PLC	1,168	30,884
DS Smith PLC	3,846	20,212
Kingfisher PLC	6,094	27,984
Pennon Group PLC	740	11,827
Severn Trent PLC	717	26,910
Unilever PLC	2,751	147,519
United Utilities Group PLC	1,959	27,887
Total United Kingdom		293,223
United States — 42.9%
American Water Works Co., Inc.	527	91,793
Badger Meter, Inc.	119	12,168
Ball Corp.	948	86,723
Consolidated Edison, Inc.	1,023	77,134
Ecolab, Inc.	685	152,221
Eversource Energy	992	84,221
Evoqua Water Technologies Corp.*	326	13,637
First Solar, Inc.*	274	32,768

See notes to financial statements.

Schedule of Investments — IQ Clean Oceans ETF (continued)

October 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
United States (continued)
Home Depot, Inc. (The)	477	$177,320
Intel Corp.	2,861	140,189
International Flavors & Fragrances, Inc.	721	106,311
Kimberly-Clark Corp.	982	127,159
Lowe’s Cos., Inc.	749	175,131
Microsoft Corp.	514	170,453
NextEra Energy, Inc.	1,848	157,690
NVIDIA Corp.	681	174,111
O-I Glass, Inc.*	830	10,832
Procter & Gamble Co. (The)	1,075	153,714
Texas Instruments, Inc.	809	151,671
WillScot Mobile Mini Holdings Corp.*	575	19,981
Xylem, Inc.	521	68,037
Total United States		2,183,264
Total Common Stocks (Cost $4,974,548)		5,059,457

	Shares	Value
Preferred Stock — 0.9%
Germany — 0.9%
Henkel AG & Co. KGaA, 2.37%	508	$45,490
Total Investments — 100.3% (Cost $5,019,835)		5,104,947
Other Assets and Liabilities, Net — (0.3)%		(13,955)
Net Assets — 100.0%		$5,090,992

*
Non-income producing securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to Note 2.
Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Common Stocks	$5,059,457	$—	$—	$5,059,457
Preferred Stock	45,490	—	—	45,490
Total Investments in Securities	$5,104,947	$—	$—	$5,104,947

(a)
For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended October 31, 2021 the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy. (See Note 2).
See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2021 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Assets
Investments, at value (including securities on loan)(a)	$796,603,327	$3,385,432	$11,715,071	$21,005,723
Investments in affiliates, at value	109,143,449	1,111,190	6,713,776	42,485
Deposits at broker for swap contracts	880,000	—	—	—
Due from broker	581,252	5,414	6,598	60,120
Securities lending income receivable	53,975	475	521	860
Dividend receivable	11	—	—	—
Total Assets	907,262,014	4,502,511	18,435,966	21,109,188
Liabilities
Collateral for investments on loan	85,810,162	259,144	755,685	2,812,287
Due to broker	1,675,613	9,025	43,247	144,035
Advisory fees payable	367,937	1,437	5,995	6,123
Trustee fees payable	4,080	22	82	63
Compliance fees payable	867	4	18	15
Accrued expenses and other liabilities	8,116	65	163	93
Total Liabilities	87,866,775	269,697	805,190	2,962,616
Net Assets	$819,395,239	$4,232,814	$17,630,776	$18,146,572
Composition of Net Assets
Paid-in capital	$841,661,553	$9,333,798	$17,895,284	$17,687,279
Total distributable earnings/(accumulated loss)	(22,266,314)	(5,100,984)	(264,508)	459,293
Net Assets	$819,395,239	$4,232,814	$17,630,776	$18,146,572
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	25,550,000	150,000	650,000	650,000
Net Asset Value Per Share	$32.07	$28.22	$27.12	$27.92
Investments, at cost	$776,484,297	$3,142,741	$11,695,291	$20,701,978
Investments in affiliates, at cost	$109,469,932	$1,107,057	$6,710,588	$42,642
(a)Market value of securities on loan	$130,691,744	$370,352	$1,003,642	$5,017,207
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2021 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Merger Arbitrage ETF
Assets
Investments, at value (including securities on loan)(a)	$20,687,358	$52,220,659	$37,623,857	$727,010,103
Investments in affiliates, at value	—	13,724,654	—	—
Cash	—	—	—	632,371
Deposits at broker for swap contracts	—	—	—	4,850,000
Due from broker	7,221	—	—	2,268,311
Securities lending income receivable	1,198	4,013	106	5,286
Dividend receivable	—	—	2	2,152,005
Receivable for investments sold	—	—	2,998,240	14,499,144
Interest receivable	—	—	449,047	—
Reclaims receivable	—	—	—	38,299
Total Assets	20,695,777	65,949,326	41,071,252	751,455,519
Liabilities
Collateral for investments on loan	1,500,341	10,655,988	470,079	14,357,365
Advisory fees payable	6,398	9,360	12,128	465,381
Due to broker	2,276	—	—	10,123,613
Compliance fees payable	11	55	90	766
Trustee fees payable	5	237	1,189	3,862
Payable for investments purchased	—	—	3,169,133	2,266
Cash due to custodian	—	1,163	—	—
Foreign currency due to custodian(b)	—	—	—	20,779
Accrued expenses and other liabilities	75	441	1,235	8,869
Total Liabilities	1,509,106	10,667,244	3,653,854	24,982,901
Net Assets	$19,186,671	$55,282,082	$37,417,398	$726,472,618
Composition of Net Assets
Paid-in capital	$18,892,793	$56,597,886	$38,056,887	$854,811,438
Total distributable earnings/(accumulated loss)	293,878	(1,315,804)	(639,489)	(128,338,820)
Net Assets	$19,186,671	$55,282,082	$37,417,398	$726,472,618
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	800,000	2,000,000	1,500,000	22,100,000
Net Asset Value Per Share	$23.98	$27.64	$24.94	$32.87
Investments, at cost	$20,375,879	$51,500,341	$37,298,279	$718,912,055
Investments in affiliates, at cost	$—	$13,903,264	$—	$—
(a)Market value of securities on loan	$1,468,714	$16,001,121	$526,467	$14,252,925
(b)Cost of foreign currency	$—	$—	$—	$(20,664)
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2021 (unaudited)
	IQ Global Resources ETF	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF	IQ Chaikin U.S. Large Cap ETF
Assets
Investments, at value (including securities on loan)(a)	$30,409,440	$49,555,033	$329,430,673	$329,759,919
Foreign currency(b)	13,124	—	—	—
Reclaims receivable	55,488	—	550,493	—
Dividend receivable	28,919	54,189	751,773	126,394
Securities lending income receivable	264	402	3,370	9,307
Due from broker	74	—	—	—
Receivable for investments sold	6	—	759,245	—
Receivable for capital shares transactions	—	—	—	1,659
Due from advisor	—	—	42,776	—
Unrealized appreciation on forward foreign currency contracts	—	—	969,794	—
Total Assets	30,507,315	49,609,624	332,508,124	329,897,279
Liabilities
Collateral for investments on loan	430,838	329,648	7,551,732	2,884,828
Cash due to custodian	17,085	—	741,929	—
Advisory fees payable	6,778	29,061	94,634	64,809
Due to broker	277	—	—	—
Trustee fees payable	85	211	1,523	1,392
Compliance fees payable	21	22	335	290
Payable for investments purchased	—	—	863	—
Foreign currency due to custodian(b)	—	—	74,059	—
Unrealized depreciation on forward foreign currency contracts	—	—	1,441,345	—
Accrued expenses and other liabilities	188	370	3,192	2,039
Total Liabilities	455,272	359,312	9,909,612	2,953,358
Net Assets	$30,052,043	$49,250,312	$322,598,512	$326,943,921
Composition of Net Assets
Paid-in capital	$89,070,668	$53,505,455	$299,351,254	$335,963,676
Total distributable earnings/(accumulated loss)	(59,018,625)	(4,255,143)	23,247,258	(9,019,755)
Net Assets	$30,052,043	$49,250,312	$322,598,512	$326,943,921
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	1,000,000	1,850,000	12,900,000	9,350,000
Net Asset Value Per Share	$30.05	$26.62	$25.01	$34.97
Investments, at cost	$27,467,671	$48,273,737	$291,177,977	$272,930,014
(a)Market value of securities on loan	$727,385	$1,779,137	$9,061,008	$4,982,308
(b)Cost of foreign currency	$13,126	$—	$(76,262)	$—
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2021 (unaudited)
	IQ Chaikin U.S. Small Cap ETF	IQ 500 International ETF	IQ Candriam ESG U.S. Equity ETF	IQ Candriam ESG International Equity ETF
Assets
Investments, at value (including securities on loan)(a)	$227,564,596	$250,231,420	$481,084,185	$215,121,814
Dividend receivable	54,927	901,754	402,029	448,307
Securities lending income receivable	3,556	10,054	931	1,654
Receivable for investments sold	—	548,185	—	395,054
Due from advisor	—	—	3,044	1,399
Reclaims receivable	—	204,205	—	198,904
Other assets	—	86	—	—
Total Assets	227,623,079	251,895,704	481,490,189	216,167,132
Liabilities
Collateral for investments on loan	2,755,533	6,556,918	201,975	2,953,100
Advisory fees payable	65,817	49,840	37,049	26,040
Trustee fees payable	1,074	1,444	2,389	—
Compliance fees payable	196	239	421	192
Payable for investments purchased	—	—	—	328,015
Due to broker	—	50	—	—
Cash due to custodian	—	324,301	—	—
Foreign currency due to custodian(b)	—	617,086	—	202,830
Accrued expenses and other liabilities	1,347	1,674	2,555	852
Total Liabilities	2,823,967	7,551,552	244,389	3,511,029
Net Assets	$224,799,112	$244,344,152	$481,245,800	$212,656,103
Composition of Net Assets
Paid-in capital	$272,631,586	$216,015,951	$360,314,306	$176,782,267
Total distributable earnings/(accumulated loss)	(47,832,474)	28,328,201	120,931,494	35,873,836
Net Assets	$224,799,112	$244,344,152	$481,245,800	$212,656,103
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	6,200,000	7,400,000	12,000,000	7,050,000
Net Asset Value Per Share	$36.26	$33.02	$40.10	$30.16
Investments, at cost	$203,413,739	$230,892,393	$374,638,388	$181,604,647
(a)Market value of securities on loan	$9,481,955	$6,539,412	$8,848,522	$3,557,911
(b)Cost of foreign currency	$—	$(617,745)	$—	$(203,047)
See notes to financial statements.

Statements of Assets and Liabilities (continued)

October 31, 2021 (unaudited)
	IQ Healthy Hearts ETF	IQ Engender Equality ETF	IQ Cleaner Transport ETF	IQ Clean Oceans ETF
Assets
Investments, at value (including securities on loan)(a)	$7,152,218	$5,029,109	$5,163,092	$5,104,947
Reclaims receivable	3,931	—	—	—
Dividend receivable	3,303	2,786	910	1,872
Prepaid expenses	957	—	—	—
Securities lending income receivable	12	—	—	—
Receivable for capital shares transactions	—	—	1,764	1,908
Total Assets	7,160,421	5,031,895	5,165,766	5,108,727
Liabilities
Advisory fees payable	2,595	650	660	656
Foreign currency due to custodian(b)	80	—	—	—
Compliance fees payable	6	1	1	1
Cash due to custodian	—	5,383	—	17,050
Trustee fees payable	—	14	13	14
Accrued expenses and other liabilities	94	14	14	14
Total Liabilities	2,775	6,062	688	17,735
Net Assets	$7,157,646	$5,025,833	$5,165,078	$5,090,992
Composition of Net Assets
Paid-in capital	$6,323,156	$5,000,000	$5,005,301	$5,007,210
Total distributable earnings/(accumulated loss)	834,490	25,833	159,777	83,782
Net Assets	$7,157,646	$5,025,833	$5,165,078	$5,090,992
NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	250,000	200,000	200,000	200,000
Net Asset Value Per Share	$28.63	$25.13	$25.83	$25.45
Investments, at cost	$6,604,114	$5,005,218	$5,001,043	$5,019,835
(a)Market value of securities on loan	$80,975	$—	$—	$—
(b)Cost of foreign currency	$(80)	$—	$—	$—
See notes to financial statements.

Statements of Operations

For the Six Months Ended October 31, 2021 (unaudited)
	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/Short Tracker ETF
Investment Income
Dividend income	$5,986,051	$25,936	$109,130	$154,063
Dividend income from affiliates	568,020	4,809	28,617	225
Securities lending income, net of borrower rebates	347,392	3,432	4,946	6,683
Total investment income	6,901,463	34,177	142,693	160,971
Expenses
Advisory fees (See Note 3)	3,055,637	16,121	67,109	61,684
Trustee fees	19,293	104	433	376
Legal fees	13,634	74	313	281
Compliance fees	928	5	21	20
Miscellaneous	578	28	29	28
Total expenses	3,090,070	16,332	67,905	62,389
Waivers/Reimbursement (See Note 3)	(896,323)	(7,524)	(31,318)	(28,785)
Net expenses	2,193,747	8,808	36,587	33,604
Net investment income	4,707,716	25,369	106,106	127,367
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	3,644,530	61,592	118,661	(4,576)
Investment in affiliates	(57,174)	(214)	(1,372)	(21)
In-Kind redemptions	3,421,156	—	—	849,072
Affiliates in-kind redemptions	75,691	—	—	(15)
Swap transactions	(2,175,282)	(15,074)	(92,502)	(147,871)
Net realized gain (loss)	4,908,921	46,304	24,787	696,589
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(7,592,670)	(106,742)	(218,600)	87,624
Investment in affiliates	(523,806)	(4,495)	(26,360)	(176)
Net change in net unrealized appreciation (depreciation)	(8,116,476)	(111,237)	(244,960)	87,448
Net realized and unrealized gain (loss)	(3,207,555)	(64,933)	(220,173)	784,037
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,500,161	$(39,564)	$(114,067)	$911,404
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2021 (unaudited)
	IQ Hedge Event-Driven Tracker ETF	IQ Real Return ETF	IQ S&P High Yield Low Volatility Bond ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$127,973	$59,175	$22	$3,303,019
Dividend income from affiliates	14	63,183	—	19,643
Interest income	—	—	967,491	—
Securities lending income, net of borrower rebates	4,928	25,486	1,053	29,864
Total investment income	132,915	147,844	968,566	3,352,526
Expenses
Advisory fees (See Note 3)	51,370	131,150	108,628	2,799,747
Trustee fees	248	1,294	2,214	17,919
Legal fees	179	925	1,660	13,018
Compliance fees	12	63	109	881
Miscellaneous	29	29	202	1,082
Total expenses	51,838	133,461	112,813	2,832,647
Waivers/Reimbursement (See Note 3)	(23,973)	(76,504)	(4,185)	—
Net expenses	27,865	56,957	108,628	2,832,647
Net investment income	105,050	90,887	859,938	519,879
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(26,481)	173,935	259,745	(1,284,078)
Investment in affiliates	2	—	—	(25,758)
In-Kind redemptions	103,298	—	—	34,432,970
Affiliates in-kind redemptions	—	—	1,795,691	—
Swap transactions	(8,124)	—	—	(18,397,310)
Foreign currency transactions	—	—	—	(167,713)
Net realized gain (loss)	68,695	173,935	2,055,436	14,558,111
Net change in net unrealized appreciation (depreciation) on:
Investment securities	18,287	461,724	(1,681,559)	(31,759,524)
Investment in affiliates	(16)	(57,192)	—	(3,628)
Foreign currency translations	—	—	—	(15,257)
Net change in net unrealized appreciation (depreciation)	18,271	404,532	(1,681,559)	(31,778,409)
Net realized and unrealized gain (loss)	86,966	578,467	373,877	(17,220,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	$192,016	$669,354	$1,233,815	$(16,700,419)
*Net of foreign taxes withheld of:	$—	$—	$—	$42,411
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2021 (unaudited)
	IQ Global Resources ETF	IQ U.S. Real Estate Small Cap ETF	IQ 50 Percent Hedged FTSE International ETF	IQ Chaikin U.S. Large Cap ETF
Investment Income
Dividend income*	$483,012	$1,123,268	$4,662,973	$1,971,358
Dividend income from affiliates	4,089	—	—	—
Securities lending income, net of borrower rebates	1,467	3,440	54,617	31,429
Total investment income	488,568	1,126,708	4,717,590	2,002,787
Expenses
Advisory fees (See Note 3)	68,449	185,826	564,532	395,303
Trustee fees	509	1,284	7,610	7,384
Legal fees	363	949	5,557	5,485
Compliance fees	25	32	369	372
Miscellaneous	28	28	566	28
Total expenses	69,374	188,119	578,634	408,572
Waivers/Reimbursement (See Note 3)	(310)	—	(256,043)	(13,270)
Net expenses	69,064	188,119	322,591	395,302
Net investment income	419,504	938,589	4,394,999	1,607,485
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,168,183	1,174,185	(1,151,887)	(9,820)
Investment in affiliates	(7,100)	—	—	—
In-Kind redemptions	—	2,308,524	—	1,647,064
Swap transactions	(288,873)	—	—	—
Forward foreign currency contracts	—	—	2,920,550	—
Foreign currency transactions	(3,225)	—	(25,820)	—
Net realized gain (loss)	868,985	3,482,709	1,742,843	1,637,244
Net change in net unrealized appreciation (depreciation) on:
Investment securities	(97,109)	(1,245,093)	6,053,567	21,023,152
Investment in affiliates	3,175	—	—	—
Forward foreign currency contracts	—	—	2,077,868	—
Foreign currency translations	(2,412)	—	(40,223)	—
Net change in net unrealized appreciation (depreciation)	(96,346)	(1,245,093)	8,091,212	21,023,152
Net realized and unrealized gain (loss)	772,639	2,237,616	9,834,055	22,660,396
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,192,143	$3,176,205	$14,229,054	$24,267,881
*Net of foreign taxes withheld of:	$28,764	$—	$427,037	$—
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2021 (unaudited)
	IQ Chaikin U.S. Small Cap ETF	IQ 500 International ETF	IQ Candriam ESG U.S. Equity ETF	IQ Candriam ESG International Equity ETF
Investment Income
Dividend income*	$1,682,195	$4,305,186	$2,978,720	$3,051,384
Securities lending income, net of borrower rebates	20,086	104,003	5,494	31,168
Total investment income	1,702,281	4,409,189	2,984,214	3,082,552
Expenses
Advisory fees (See Note 3)	372,112	309,531	207,230	149,834
Trustee fees	5,044	6,063	10,196	4,663
Legal fees	3,801	4,509	7,487	3,449
Compliance fees	256	306	503	230
Miscellaneous	28	29	28	29
Total expenses	381,241	320,438	225,444	158,205
Waivers/Reimbursement (See Note 3)	(9,130)	(10,906)	(18,218)	(8,371)
Net expenses	372,111	309,532	207,226	149,834
Net investment income	1,330,170	4,099,657	2,776,988	2,932,718
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	1,998,054	(1,585,672)	(269,560)	(234,114)
In-Kind redemptions	2,996,533	12,817,070	15,139,170	2,289,023
Foreign currency transactions	—	(68,489)	—	(22,359)
Net realized gain (loss)	4,994,587	11,162,909	14,869,610	2,032,550
Net change in net unrealized appreciation (depreciation) on:
Investment securities	2,979,409	(6,775,634)	40,290,989	4,232,597
Foreign currency translations	—	(25,136)	—	(13,412)
Net change in net unrealized appreciation (depreciation)	2,979,409	(6,800,770)	40,290,989	4,219,185
Net realized and unrealized gain (loss)	7,973,996	4,362,139	55,160,599	6,251,735
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,304,166	$8,461,796	$57,937,587	$9,184,453
*Net of foreign taxes withheld of:	$754	$479,007	$—	$317,876
See notes to financial statements.

Statements of Operations (continued)

For the Six Months Ended October 31, 2021 (unaudited)
	IQ Healthy Hearts ETF	IQ Engender Equality ETF**	IQ Cleaner Transport ETF**	IQ Clean Oceans ETF**
Investment Income
Dividend income*	$47,063	$2,786	$911	$1,872
Securities lending income, net of borrower rebates	119	—	—	—
Total investment income	47,182	2,786	911	1,872
Expenses
Advisory fees (See Note 3)	15,755	678	688	685
Trustee fees	163	14	14	14
Legal fees	123	10	11	10
Compliance fees	8	1	1	1
Miscellaneous	28	3	3	3
Total expenses	16,077	706	717	713
Waivers/Reimbursement (See Note 3)	(323)	(28)	(28)	(28)
Net expenses	15,754	678	689	685
Net investment income	31,428	2,108	222	1,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investment securities	(60,343)	(166)	—	(131)
In-Kind redemptions	380,159	—	—	—
Foreign currency transactions	(787)	—	(2,494)	(2,386)
Net realized gain (loss)	319,029	(166)	(2,494)	(2,517)
Net change in net unrealized appreciation (depreciation) on:
Investment securities	265,158	23,891	162,049	85,112
Foreign currency translations	(19)	—	—	—
Net change in net unrealized appreciation (depreciation)	265,139	23,891	162,049	85,112
Net realized and unrealized gain (loss)	584,168	23,725	159,555	82,595
Net Increase (Decrease) in Net Assets Resulting from Operations	$615,596	$25,833	$159,777	$83,782
*Net of foreign taxes withheld of:	$3,089	$—	$—	$—

**
Commencement of operations October 21, 2021.

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,707,716	$10,410,119	$25,369	$51,037
Net realized gain (loss)	4,908,921	47,879,579	46,304	152,179
Net change in net unrealized appreciation (depreciation)	(8,116,476)	24,889,608	(111,237)	348,742
Net increase (decrease) in net assets resulting from operations	1,500,161	83,179,306	(39,564)	551,958
Distributions to Shareholders	—	(15,953,112)	—	(106,851)
Capital Share Transactions
Proceeds from shares created	60,833,238	369,110,615	—	—
Cost of shares redeemed	(38,515,461)	(380,419,895)	—	—
Net increase (decrease) from capital share transactions	22,317,777	(11,309,280)	—	—
Total increase (decrease) in net assets	23,817,938	55,916,914	(39,564)	445,107
Net Assets
Beginning of period	795,577,301	739,660,387	4,272,378	3,827,271
End of period	$819,395,239	$795,577,301	$4,232,814	$4,272,378
Changes in Shares Outstanding
Shares outstanding, beginning of period	24,850,000	25,150,000	150,000	150,000
Shares created	1,900,000	11,800,000	—	—
Shares redeemed	(1,200,000)	(12,100,000)	—	—
Shares outstanding, end of period	25,550,000	24,850,000	150,000	150,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Market Neutral Tracker ETF		IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$106,106	$266,191	$127,367	$201,750
Net realized gain (loss)	24,787	845,249	696,589	2,270,814
Net change in net unrealized appreciation (depreciation)	(244,960)	376,503	87,448	(51,038)
Net increase (decrease) in net assets resulting from operations	(114,067)	1,487,943	911,404	2,421,526
Distributions to Shareholders	—	(341,520)	—	(181,041)
Capital Share Transactions
Proceeds from shares created	—	12,150,236	60,849,190	13,498,911
Cost of shares redeemed	—	(13,508,262)	(52,896,047)	(17,156,549)
Net increase (decrease) from capital share transactions	—	(1,358,026)	7,953,143	(3,657,638)
Total increase (decrease) in net assets	(114,067)	(211,603)	8,864,547	(1,417,153)
Net Assets
Beginning of period	17,744,843	17,956,446	9,282,025	10,699,178
End of period	$17,630,776	$17,744,843	$18,146,572	$9,282,025
Changes in Shares Outstanding
Shares outstanding, beginning of period	650,000	700,000	350,000	500,000
Shares created	—	450,000	2,250,000	550,000
Shares redeemed	—	(500,000)	(1,950,000)	(700,000)
Shares outstanding, end of period	650,000	650,000	650,000	350,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Hedge Event-Driven Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$105,050	$160,764	$90,887	$290,037
Net realized gain (loss)	68,695	541,346	173,935	307,041
Net change in net unrealized appreciation (depreciation)	18,271	556,061	404,532	596,264
Net increase (decrease) in net assets resulting from operations	192,016	1,258,171	669,354	1,193,342
Distributions to Shareholders	—	(209,892)	—	(511,575)
Capital Share Transactions
Proceeds from shares created	10,681,862	8,147,454	1,377,395	1,365,759
Cost of shares redeemed	(1,173,992)	(8,062,646)	—	—
Net increase (decrease) from capital share transactions	9,507,870	84,808	1,377,395	1,365,759
Total increase (decrease) in net assets	9,699,886	1,133,087	2,046,749	2,047,526
Net Assets
Beginning of period	9,486,785	8,353,698	53,235,333	51,187,807
End of period	$19,186,671	$9,486,785	$55,282,082	$53,235,333
Changes in Shares Outstanding
Shares outstanding, beginning of period	400,000	400,000	1,950,000	1,900,000
Shares created	450,000	350,000	50,000	50,000
Shares redeemed	(50,000)	(350,000)	—	—
Shares outstanding, end of period	800,000	400,000	2,000,000	1,950,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ S&P High Yield Low Volatility Bond ETF		IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$859,938	$3,727,829	$519,879	$6,746,083
Net realized gain (loss)	2,055,436	1,460,375	14,558,111	(62,368,613)
Net change in net unrealized appreciation (depreciation)	(1,681,559)	2,569,537	(31,778,409)	117,631,909
Net increase (decrease) in net assets resulting from operations	1,233,815	7,757,741	(16,700,419)	62,009,379
Distributions to Shareholders	(1,140,014)	(3,749,100)	—	(16,966,679)
Capital Share Transactions
Proceeds from shares created	—	55,988,259	201,132,961	452,464,996
Cost of shares redeemed	(68,898,459)	(5,069,562)	(204,238,504)	(474,810,890)
Net increase (decrease) from capital share transactions	(68,898,459)	50,918,697	(3,105,543)	(22,345,894)
Total increase (decrease) in net assets	(68,804,658)	54,927,338	(19,805,962)	22,696,806
Net Assets
Beginning of period	106,222,056	51,294,718	746,278,580	723,581,774
End of period	$37,417,398	$106,222,056	$726,472,618	$746,278,580
Changes in Shares Outstanding
Shares outstanding, beginning of period	4,250,000	2,150,000	22,200,000	22,950,000
Shares created	—	2,300,000	6,000,000	13,500,000
Shares redeemed	(2,750,000)	(200,000)	(6,100,000)	(14,250,000)
Shares outstanding, end of period	1,500,000	4,250,000	22,100,000	22,200,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$419,504	$601,016	$938,589	$707,336
Net realized gain (loss)	868,985	(1,675,698)	3,482,709	(3,148,029)
Net change in net unrealized appreciation (depreciation)	(96,346)	6,772,770	(1,245,093)	21,157,244
Net increase (decrease) in net assets resulting from operations	1,192,143	5,698,088	3,176,205	18,716,551
Distributions to Shareholders	—	(2,041,648)	(951,006)	(662,106)
Distributions to Shareholders from Return of Capital	—	—	—	(1,029,743)
Total distributions to shareholders	—	(2,041,648)	(951,006)	(1,691,849)
Capital Share Transactions
Proceeds from shares created	8,839,391	—	6,450,444	3,041,462
Cost of shares redeemed	—	(6,584,287)	(11,734,467)	(8,459,347)
Net increase (decrease) from capital share transactions	8,839,391	(6,584,287)	(5,284,023)	(5,417,885)
Total increase (decrease) in net assets	10,031,534	(2,927,847)	(3,058,824)	11,606,817
Net Assets
Beginning of period	20,020,509	22,948,356	52,309,136	40,702,319
End of period	$30,052,043	$20,020,509	$49,250,312	$52,309,136
Changes in Shares Outstanding
Shares outstanding, beginning of period	700,000	950,000	2,050,000	2,350,000
Shares created	300,000	—	250,000	150,000
Shares redeemed	—	(250,000)	(450,000)	(450,000)
Shares outstanding, end of period	1,000,000	700,000	1,850,000	2,050,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ 50 Percent Hedged FTSE International ETF		IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$4,394,999	$6,722,049	$1,607,485	$3,788,069
Net realized gain (loss)	1,742,843	(10,417,433)	1,637,244	79,199,205
Net change in net unrealized appreciation (depreciation)	8,091,212	92,700,903	21,023,152	25,070,548
Net increase (decrease) in net assets resulting from operations	14,229,054	89,005,519	24,267,881	108,057,822
Distributions to Shareholders	(5,704,148)	(6,183,285)	(1,431,703)	(4,106,799)
Capital Share Transactions
Proceeds from shares created	3,685,851	22,964,165	7,023,595	187,813,882
Cost of shares redeemed	—	(44,973,441)	(8,523,526)	(206,787,024)
Net increase (decrease) from capital share transactions	3,685,851	(22,009,276)	(1,499,931)	(18,973,142)
Total increase (decrease) in net assets	12,210,757	60,812,958	21,336,247	84,977,881
Net Assets
Beginning of period	310,387,755	249,574,797	305,607,674	220,629,793
End of period	$322,598,512	$310,387,755	$326,943,921	$305,607,674
Changes in Shares Outstanding
Shares outstanding, beginning of period	12,750,000	13,850,000	9,400,000	10,050,000
Shares created	150,000	1,150,000	200,000	6,100,000
Shares redeemed	—	(2,250,000)	(250,000)	(6,750,000)
Shares outstanding, end of period	12,900,000	12,750,000	9,350,000	9,400,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Chaikin U.S. Small Cap ETF		IQ 500 International ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$1,330,170	$1,932,894	$4,099,657	$6,811,046
Net realized gain (loss)	4,994,587	68,072,024	11,162,909	9,256,955
Net change in net unrealized appreciation (depreciation)	2,979,409	17,445,976	(6,800,770)	80,956,128
Net increase (decrease) in net assets resulting from operations	9,304,166	87,450,894	8,461,796	97,024,129
Distributions to Shareholders	(1,228,872)	(1,965,356)	(4,698,482)	(5,907,221)
Capital Share Transactions
Proceeds from shares created	22,679,636	153,825,587	33,311,039	—
Cost of shares redeemed	(12,614,864)	(135,760,327)	(37,066,325)	(65,232,048)
Net increase (decrease) from capital share transactions	10,064,772	18,065,260	(3,755,286)	(65,232,048)
Total increase (decrease) in net assets	18,140,066	103,550,798	8,028	25,884,860
Net Assets
Beginning of period	206,659,046	103,108,248	244,336,124	218,451,264
End of period	$224,799,112	$206,659,046	$244,344,152	$244,336,124
Changes in Shares Outstanding
Shares outstanding, beginning of period	5,900,000	5,150,000	7,500,000	9,800,000
Shares created	650,000	4,850,000	1,000,000	—
Shares redeemed	(350,000)	(4,100,000)	(1,100,000)	(2,300,000)
Shares outstanding, end of period	6,200,000	5,900,000	7,400,000	7,500,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Candriam ESG U.S. Equity ETF		IQ Candriam ESG International Equity ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021
Increase (Decrease) in Net Assets from Operations
Net investment income	$2,776,988	$3,034,928	$2,932,718	$2,915,737
Net realized gain (loss)	14,869,610	10,153,962	2,032,550	8,521,110
Net change in net unrealized appreciation (depreciation)	40,290,989	66,417,860	4,219,185	29,629,561
Net increase (decrease) in net assets resulting from operations	57,937,587	79,606,750	9,184,453	41,066,408
Distributions to Shareholders	(2,618,744)	(2,588,974)	(3,360,601)	(2,032,608)
Capital Share Transactions
Proceeds from shares created	64,698,273	382,934,271	27,361,847	136,458,862
Cost of shares redeemed	(49,473,633)	(55,283,477)	(7,480,700)	(34,737,697)
Net increase (decrease) from capital share transactions	15,224,640	327,650,794	19,881,147	101,721,165
Total increase (decrease) in net assets	70,543,483	404,668,570	25,704,999	140,754,965
Net Assets
Beginning of period	410,702,317	6,033,747	186,951,104	46,196,139
End of period	$481,245,800	$410,702,317	$212,656,103	$186,951,104
Changes in Shares Outstanding
Shares outstanding, beginning of period	11,550,000	250,000	6,400,000	2,200,000
Shares created	1,750,000	13,050,000	900,000	5,550,000
Shares redeemed	(1,300,000)	(1,750,000)	(250,000)	(1,350,000)
Shares outstanding, end of period	12,000,000	11,550,000	7,050,000	6,400,000
See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Healthy Hearts ETF		IQ Engender Equality ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Period January 14, 2021* to April 30, 2021	For the Period October 21, 2021* to October 31, 2021 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$31,428	$34,344	$2,108
Net realized gain (loss)	319,029	30,415	(166)
Net change in net unrealized appreciation (depreciation)	265,139	283,020	23,891
Net increase (decrease) in net assets resulting from operations	615,596	347,779	25,833
Distributions to Shareholders	(41,650)	(21,568)	—
Capital Share Transactions
Proceeds from shares created	2,761,683	7,491,647	5,000,000
Cost of shares redeemed	(2,737,427)	(1,258,414)	—
Net increase (decrease) from capital share transactions	24,256	6,233,233	5,000,000
Total increase (decrease) in net assets	598,202	6,559,444	5,025,833
Net Assets
Beginning of period	6,559,444	—	—
End of period	$7,157,646	$6,559,444	$5,025,833
Changes in Shares Outstanding
Shares outstanding, beginning of period	250,000	—	—
Shares created	100,000	300,000	200,000
Shares redeemed	(100,000)	(50,000)	—
Shares outstanding, end of period	250,000	250,000	200,000

*
Commencement of operations.

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ Cleaner Transport ETF	IQ Clean Oceans ETF
	For the Period October 21, 2021* to October 31, 2021 (unaudited)	For the Period October 21, 2021* to October 31, 2021 (unaudited)
Increase (Decrease) in Net Assets from Operations
Net investment income	$222	$1,187
Net realized gain (loss)	(2,494)	(2,517)
Net change in net unrealized appreciation (depreciation)	162,049	85,112
Net increase (decrease) in net assets resulting from operations	159,777	83,782
Capital Share Transactions
Proceeds from shares created	5,005,301	5,007,210
Cost of shares redeemed	—	—
Net increase (decrease) from capital share transactions	5,005,301	5,007,210
Total increase (decrease) in net assets	5,165,078	5,090,992
Net Assets
Beginning of period	—	—
End of period	$5,165,078	$5,090,992
Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—
Shares created	200,000	200,000
Shares redeemed	—	—
Shares outstanding, end of period	200,000	200,000

*
Commencement of operations.

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$32.02	$29.41	$30.29	$30.39	$29.15	$29.03
Income from Investment Operations
Net investment income(a)(b)	0.19	0.42	0.75	0.72	0.56	0.50
Net realized and unrealized gain (loss)	(0.14)	2.79	(1.04)	(0.27)	0.68	(0.38)
Distributions of net realized gains from investments in other investment companies	—	0.03	0.00(c)	—	0.00(c)	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	0.05	3.24	(0.29)	0.45	1.24	0.12
Distributions from:
Net investment income	—	(0.63)	(0.59)	(0.55)	—	(0.00)(d)
Net asset value, end of period	$32.07	$32.02	$29.41	$30.29	$30.39	$29.15
Market price, end of period	$32.07	$32.01	$29.34	$30.28	$30.38	$29.15
Total Return
Total investment return based on net asset value(e)	0.17%	11.01%	(1.04)%	1.56%	4.24%	0.42%
Total investment return based on market price(f)	0.19%	11.26%	(1.26)%	1.56%	4.22%	0.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$819,395	$795,577	$739,660	$993,422	$1,124,278	$1,062,579
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.54%(h)	0.54%	0.54%	0.54%	0.64%	0.76%
Expenses excluding waivers/ reimbursements(g)	0.76%(h)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.16%(h)	1.35%	2.49%	2.40%	1.87%	1.72%
Portfolio turnover rate(i)	42%	163%	166%	137%	164%	285%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Greater than $(0.005) per share.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$28.48	$25.52	$26.26	$26.35	$25.46	$24.66
Income from Investment Operations
Net investment income(a)(b)	0.17	0.34	0.56	0.44	0.39	0.37
Net realized and unrealized gain (loss)	(0.43)	3.30	(0.94)	(0.25)	0.50	0.43
Distributions of net realized gains from investments in other investment companies	—	0.03	—	—	0.00(c)	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(0.26)	3.67	(0.38)	0.19	0.89	0.80
Distributions from:
Net investment income	—	(0.71)	(0.36)	(0.28)	—	—
Net asset value, end of period	$28.22	$28.48	$25.52	$26.26	$26.35	$25.46
Market price, end of period	$28.20	$28.48	$25.36	$26.24	$26.34	$25.44
Total Return
Total investment return based on net asset value(d)	(0.92)%	14.44%	(1.51)%	0.77%	3.50%	3.25%
Total investment return based on market price(e)	(0.98)%	15.13%	(2.04)%	0.74%	3.54%	2.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,233	$4,272	$3,827	$5,251	$6,588	$6,365
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.41%	0.54%	0.76%	0.75%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.75%	0.76%
Net investment income (loss)(b)	1.18%(g)	1.23%	2.13%	1.70%	1.47%	1.50%
Portfolio turnover rate(h)	34%	104%	104%	82%	152%	68%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.30	$25.65	$26.23	$25.58	$25.25	$25.49
Income from Investment Operations
Net investment income(a)(b)	0.16	0.40	0.62	0.55	0.41	0.36
Net realized and unrealized gain (loss)	(0.34)	1.79	(0.76)	0.10	(0.08)	(0.25)
Distributions of net realized gains from investments in other investment companies	—	0.03	—	—	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	(0.18)	2.22	(0.14)	0.65	0.33	0.11
Distributions from:
Net investment income	—	(0.57)	(0.44)	—	—	(0.35)
Net asset value, end of period	$27.12	$27.30	$25.65	$26.23	$25.58	$25.25
Market price, end of period	$27.12	$27.30	$25.63	$26.23	$25.58	$25.25
Total Return
Total investment return based on net asset value(d)	(0.64)%	8.65%	(0.62)%	2.56%	1.29%	0.44%
Total investment return based on market price(e)	(0.66)%	8.74%	(0.69)%	2.54%	1.31%	0.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$17,631	$17,745	$17,956	$15,741	$12,790	$11,364
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.41%(g)	0.41%	0.53%	0.76%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.19%(g)	1.51%	2.36%	2.15%	1.61%	1.40%
Portfolio turnover rate(h)	41%	116%	77%	107%	165%	99%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Long/Short Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$26.52	$21.40	$21.53	$21.91	$20.36	$18.88
Income from Investment Operations
Net investment income(a)(b)	0.21	0.44	0.51	0.44	0.41	0.35
Net realized and unrealized gain (loss)	1.19	5.19	(0.29)	0.13	1.22	1.19
Distributions of net realized gains from investments in other investment companies	—	0.01	—	—	0.00(c)	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	1.40	5.64	0.22	0.57	1.63	1.54
Distributions from:
Net investment income	—	(0.52)	(0.35)	(0.95)	(0.08)	(0.06)
Net asset value, end of period	$27.92	$26.52	$21.40	$21.53	$21.91	$20.36
Market price, end of period	$27.92	$26.53	$21.52	$21.54	$21.93	$20.34
Total Return
Total investment return based on net asset value(d)	5.27%	26.42%	0.93%	3.07%	8.02%	8.18%
Total investment return based on market price(e)	5.24%	25.76%	1.46%	2.91%	8.23%	8.98%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,147	$9,282	$10,699	$6,459	$8,764	$4,072
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.41%	0.51%	0.76%	0.76%	0.77%
Expenses excluding waivers/ reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.77%
Net investment income (loss)(b)	1.55%(g)	1.80%	2.35%	2.06%	1.89%	1.78%
Portfolio turnover rate(h)	11%	156%	136%	95%	77%	147%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Hedge Event-Driven Tracker ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$23.72	$20.88	$21.26	$20.93	$20.59	$19.40
Income from Investment Operations
Net investment income(a)(b)	0.18	0.50	0.73	0.74	0.55	0.56
Net realized and unrealized gain (loss)	0.08	3.39	(0.66)	0.46	0.26	1.09
Distributions of net realized gains from investments in other investment companies	—	0.00(c)	—	—	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	0.26	3.89	0.07	1.20	0.81	1.65
Distributions from:
Net investment income	—	(1.05)	(0.45)	(0.87)	(0.47)	(0.46)
Net asset value, end of period	$23.98	$23.72	$20.88	$21.26	$20.93	$20.59
Market price, end of period	$23.98	$23.73	$20.86	$21.27	$20.93	$20.59
Total Return
Total investment return based on net asset value(d)	1.13%	18.65%	0.25%	6.12%	3.93%	8.58%
Total investment return based on market price(e)	1.05%	18.86%	0.11%	6.13%	3.94%	8.44%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,187	$9,487	$8,354	$4,253	$3,139	$3,088
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.41%(g)	0.41%	0.50%	0.76%	0.76%	0.76%
Expenses excluding waivers/ reimbursements(f)	0.76%(g)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	1.53%(g)	2.19%	3.48%	3.54%	2.64%	2.80%
Portfolio turnover rate(h)	14%	69%	77%	34%	41%	68%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Real Return ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$27.30	$26.94	$27.83	$27.47	$27.25	$26.73
Income from Investment Operations
Net investment income(a)(b)	0.05	0.15	0.54	0.49	0.30	0.22
Net realized and unrealized gain (loss)	0.29	0.44	(0.84)	0.22	0.21	0.30
Distributions of net realized gains from investments in other investment companies	—	0.04	0.00(c)	—	0.00(c)	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	0.34	0.63	(0.30)	0.71	0.51	0.52
Distributions from:
Net investment income	—	(0.27)	(0.59)	(0.35)	(0.29)	—
Net asset value, end of period	$27.64	$27.30	$26.94	$27.83	$27.47	$27.25
Market price, end of period	$27.64	$27.29	$26.86	$27.80	$27.47	$27.27
Total Return
Total investment return based on net asset value(d)	1.25%	2.33%	(1.13)%	2.64%	1.89%	1.94%
Total investment return based on market price(e)	1.28%	2.60%	(1.33)%	2.53%	1.81%	2.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,282	$53,235	$51,188	$57,046	$45,319	$28,608
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.21%(g)	0.21%	0.21%	0.37%	0.49%	0.49%
Expenses excluding waivers/ reimbursements(f)	0.49%(g)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income (loss)(b)	0.33%(g)	0.56%	1.95%	1.77%	1.10%	0.82%
Portfolio turnover rate(h)	30%	66%	68%	97%	101%	71%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ S&P High Yield Low Volatility Bond ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,				For the Period February 15, 2017(a) to April 30, 2017
		2021	2020	2019	2018
Net asset value, beginning of period	$24.99	$23.86	$24.76	$24.36	$25.20	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.40	0.93	1.01	1.07	0.99	0.20
Net realized and unrealized gain (loss)	0.04	1.16	(0.81)	0.41	(0.88)	0.10
Net increase (decrease) in net assets resulting from investment operations	0.44	2.09	0.20	1.48	0.11	0.30
Distributions from:
Net investment income	(0.49)	(0.96)	(1.10)	(1.08)	(0.95)	(0.10)
Net asset value, end of period	$24.94	$24.99	$23.86	$24.76	$24.36	$25.20
Market price, end of period	$24.99	$25.02	$24.03	$24.78	$24.32	$25.34
Total Return
Total investment return based on net asset value(d)	1.75%	8.89%	0.71%	6.31%	0.39%	1.40%
Total investment return based on market price(e)	1.84%	8.23%	1.34%	6.56%	(0.36)%	1.93%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,417	$106,222	$51,295	$65,626	$107,192	$49,145
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.40%(h)	0.40%	0.40%	0.40%	0.40%	0.40%(h)
Expenses excluding waivers/ reimbursements(g)	0.42%(h)	0.41%	0.41%	0.41%	0.41%	0.41%(h)
Net investment income (loss)(c)	3.17%(h)	3.72%	4.04%	4.42%	3.97%	4.05%(h)
Portfolio turnover rate(i)	46%	105%	105%	83%	75%	15%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$33.62	$31.53	$31.50	$30.72	$30.21	$28.44
Income from Investment Operations
Net investment income(a)(b)	0.02	0.31	0.14	0.07	0.10	0.24(c)
Net realized and unrealized gain (loss)	(0.77)	2.55	(0.11)	0.71	0.41(d)	1.59
Distributions of net realized gains from investments in other investment companies	—	0.00(e)	0.00(e)	—	—	—
Net increase (decrease) in net assets resulting from investment operations	(0.75)	2.86	0.03	0.78	0.51	1.83
Distributions from:
Net investment income	—	(0.77)	—	—	—	(0.06)
Net asset value, end of period	$32.87	$33.62	$31.53	$31.50	$30.72	$30.21
Market price, end of period	$32.88	$33.67	$31.45	$31.48	$30.75	$30.27
Total Return
Total investment return based on net asset value(f)	(2.21)%	9.07%	0.10%	2.52%	1.69%	6.45%
Total investment return based on market price(g)	(2.35)%	9.53%	(0.10)%	2.37%	1.59%	6.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$726,473	$746,279	$723,582	$985,800	$525,386	$188,833
Ratio to average net assets of:
Expenses(h)	0.76%(i)	0.76%	0.76%	0.76%	0.76%	0.76%
Net investment income (loss)(b)	0.14%(i)	0.94%	0.42%	0.21%	0.34%	0.82%(c)
Portfolio turnover rate(j)	135%	313%	308%	337%	329%	268%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Net investment income per share and ratio of net investment income to average net assets include a special cash dividend received of  $0.14 per share owned of Calsonic Kansei Corp. on February 17, 2017. Net investment income per share and the net investment income to average net assets excluding the special dividend are $0.10 and 0.34% respectively.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Less than $0.005 per share.

(f)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(g)
The market price returns are calculated using the mean between the last bid and ask prices.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Global Resources ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$28.60	$24.16	$26.97	$27.76	$25.82	$24.70
Income from Investment Operations
Net investment income(a)(b)	0.53	0.71	0.66	0.65	0.68	0.33
Net realized and unrealized gain (loss)	0.92	6.27	(3.00)	(1.24)	1.26	0.89
Distributions of net realized gains from investments in other investment companies	—	0.01	0.00(c)	—	—	—
Net increase (decrease) in net assets resulting from investment operations	1.45	6.99	(2.34)	(0.59)	1.94	1.22
Distributions from:
Net investment income	—	(2.55)	(0.47)	(0.20)	—	(0.10)
Net asset value, end of period	$30.05	$28.60	$24.16	$26.97	$27.76	$25.82
Market price, end of period	$30.08	$28.55	$23.99	$27.06	$27.65	$25.95
Total Return
Total investment return based on net asset value(d)	5.06%	30.07%	(8.89)%	(2.08)%	7.50%	4.94%
Total investment return based on market price(e)	5.36%	30.76%	(9.81)%	(1.38)%	6.55%	5.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$30,052	$20,021	$22,948	$175,312	$238,712	$179,450
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.59%(g)	0.76%	0.76%	0.76%	0.76%	0.75%
Expenses excluding waivers/ reimbursements(f)	0.59%(g)	0.76%	0.76%	0.76%	0.76%	0.75%
Net investment income (loss)(b)	3.59%(g)	2.70%	2.48%	2.37%	2.51%	1.29%
Portfolio turnover rate(h)	67%	98%	100%	132%	235%	199%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$25.52	$17.32	$25.13	$24.14	$27.14	$25.14
Income from Investment Operations
Net investment income(a)(b)	0.46	0.33	0.66	0.79	0.88	0.71
Net realized and unrealized gain (loss)	1.11	8.67	(7.16)	1.81	(2.53)	2.88
Distributions of net realized gains from investments in other investment companies	—	—	—	—	—	0.00(c)
Net increase (decrease) in net assets resulting from investment operations	1.57	9.00	(6.50)	2.60	(1.65)	3.59
Distributions from:
Net investment income	(0.47)	(0.32)	(0.62)	(0.78)	(0.85)	(0.71)
Return of capital	—	(0.48)	(0.69)	(0.83)	(0.50)	(0.88)
Total distributions from net investment income and return of capital	(0.47)	(0.80)	(1.31)	(1.61)	(1.35)	(1.59)
Net asset value, end of period	$26.62	$25.52	$17.32	$25.13	$24.14	$27.14
Market price, end of period	$26.63	$25.51	$17.30	$25.12	$24.12	$27.15
Total Return
Total investment return based on net asset value(d)	6.23%	53.54%	(27.15)%	11.16%	(6.37)%	14.60%
Total investment return based on market price(e)	6.29%	53.68%	(27.21)%	11.24%	(6.49)%	14.79%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,250	$52,309	$40,702	$71,615	$82,089	$114,001
Ratio to average net assets of:
Expenses(f)	0.70%(g)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)(b)	3.49%(g)	1.66%	2.72%	3.11%	3.36%	2.64%
Portfolio turnover rate(h)	16%	38%	26%	26%	27%	28%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 50 Percent Hedged FTSE International ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,
		2021	2020	2019	2018	2017
Net asset value, beginning of period	$24.34	$18.02	$20.59	$21.63	$19.68	$17.68
Income from Investment Operations
Net investment income(a)(b)	0.34	0.51	0.56	0.62	0.60	0.46
Net realized and unrealized gain (loss)	0.78	6.28	(2.51)	(0.77)	1.89	2.18
Net increase (decrease) in net assets resulting from investment operations	1.12	6.79	(1.95)	(0.15)	2.49	2.64
Distributions from:
Net investment income	(0.45)	(0.47)	(0.62)	(0.70)	(0.54)	(0.44)
Net realized gain	—	—	—	(0.19)	0.00(c)	(0.20)
Total distributions from net investment income and realized gains	(0.45)	(0.47)	(0.62)	(0.89)	(0.54)	(0.64)
Net asset value, end of period	$25.01	$24.34	$18.02	$20.59	$21.63	$19.68
Market price, end of period	$25.02	$24.36	$17.83	$20.65	$21.60	$19.75
Total Return
Total investment return based on net asset value(d)	4.59%	38.14%	(9.74)%	(0.42)%	12.84%	15.29%
Total investment return based on market price(e)	4.56%	39.70%	(10.94)%	(0.03)%	12.28%	16.28%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$322,599	$310,388	$249,575	$281,079	$578,517	$208,595
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(f)	0.20%(g)	0.20%	0.20%	0.20%	0.22%	0.36%
Expenses excluding waivers/ reimbursements(f)	0.36%(g)	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income (loss)(b)	2.72%(g)	2.41%	2.78%	3.03%	2.87%	2.55%
Portfolio turnover rate(h)	4%	10%	8%	13%	10%	8%

(a)
Based on average shares outstanding.

(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(c)
Less than $0.005 per share.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Large Cap ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,			For the Period December 13, 2017(a) to April 30, 2018
		2021	2020	2019
Net asset value, beginning of period	$32.51	$21.95	$24.75	$25.30	$25.05
Income from Investment Operations
Net investment income(b)(c)	0.17	0.38	0.58	0.48	0.15
Net realized and unrealized gain (loss)	2.44	10.60	(2.80)	(0.53)	0.18(d)
Net increase (decrease) in net assets resulting from investment operations	2.61	10.98	(2.22)	(0.05)	0.33
Distributions from:
Net investment income	(0.15)	(0.42)	(0.58)	(0.50)	(0.08)
Net asset value, end of period	$34.97	$32.51	$21.95	$24.75	$25.30
Market price, end of period	$34.97	$32.54	$21.92	$24.75	$25.30
Total Return
Total investment return based on net asset value(e)	8.06%	50.46%	(9.04)%	(0.13)%	1.31%
Total investment return based on market price(f)	7.97%	50.82%	(9.18)%	(0.13)%	1.32%(g)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326,944	$305,608	$220,630	$278,412	$320,000
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(h)	0.25%(i)	0.25%	0.25%	0.25%	0.25%(i)
Expenses excluding waivers/ reimbursements(h)	0.26%(i)	0.26%	0.26%	0.26%	0.26%(i)
Net investment income (loss)(c)	1.02%(i)	1.43%	2.35%	1.97%	1.59%(i)
Portfolio turnover rate(j)	0%	68%	58%	52%	94%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Calculation of the net realized and unrealized gain (loss) per share does not correlate with the Fund’s net realized and unrealized gain (loss) presented on the Statements of Changes in Net Assets due to the timing of creation of Fund shares in relation to fluctuating market values.

(e)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(f)
The market price returns are calculated using the mean between the last bid and ask prices.

(g)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(h)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(i)
Annualized.

(j)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Chaikin U.S. Small Cap ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,			For the Period May 16, 2017(a) to April 30, 2018
		2021	2020	2019
Net asset value, beginning of period	$35.03	$20.02	$25.72	$27.13	$25.16
Income from Investment Operations
Net investment income(b)(c)	0.22	0.35	0.28	0.27	0.16
Net realized and unrealized gain (loss)	1.21	15.01	(5.72)	(1.39)	1.93
Net increase (decrease) in net assets resulting from investment operations	1.43	15.36	(5.44)	(1.12)	2.09
Distributions from:
Net investment income	(0.20)	(0.35)	(0.26)	(0.29)	(0.12)
Net asset value, end of period	$36.26	$35.03	$20.02	$25.72	$27.13
Market price, end of period	$36.27	$35.03	$20.02	$25.72	$27.14
Total Return
Total investment return based on net asset value(d)	4.11%	77.31%	(21.35)%	(4.10)%	8.33%
Total investment return based on market price(e)	4.14%	77.34%	(21.34)%	(4.14)%	8.36%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$224,799	$206,659	$103,108	$348,555	$465,347
Ratio to average net assets of:
Expenses net of waivers/ reimbursements(g)	0.35%(h)	0.35%	0.35%	0.35%	0.35%(h)
Expenses excluding waivers/ reimbursements(g)	0.36%(h)	0.36%	0.36%	0.36%	0.36%(h)
Net investment income (loss)(c)	1.25%(h)	1.29%	1.14%	1.01%	0.61%(h)
Portfolio turnover rate(i)	3%	76%	43%	57%	106%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ 500 International ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30,		For the Period December 13, 2018(a) to April 30, 2019
		2021	2020
Net asset value, beginning of period	$32.58	$22.29	$27.64	$25.50
Income from Investment Operations
Net investment income(b)(c)	0.55	0.77	0.72	0.39
Net realized and unrealized gain (loss)	0.52	10.19	(5.40)	1.77
Net increase (decrease) in net assets resulting from investment operations	1.07	10.96	(4.68)	2.16
Distributions from:
Net investment income	(0.63)	(0.67)	(0.67)	(0.02)
Net asset value, end of period	$33.02	$32.58	$22.29	$27.64
Market price, end of period	$33.16	$32.52	$22.10	$27.65
Total Return
Total investment return based on net asset value(d)	3.32%	49.88%	(17.33)%	8.47%
Total investment return based on market price(e)	3.94%	50.94%	(18.07)%	8.52%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$244,344	$244,336	$218,451	$85,675
Ratio to average net assets of:
Expenses net of waivers/reimbursements(f)	0.25%(g)	0.25%	0.25%	0.25%(g)
Expenses excluding waivers/reimbursements(f)	0.26%(g)	0.26%	0.26%	0.26%(g)
Net investment income (loss)(c)	3.31%(g)	2.86%	2.81%	3.90%(g)
Portfolio turnover rate(h)	17%	9%	13%	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(g)
Annualized.

(h)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG U.S. Equity ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Period December 17, 2019(a) to April 30, 2020
Net asset value, beginning of period	$35.56	$24.13	$25.18
Income from Investment Operations
Net investment income(b)(c)	0.23	0.42	0.15
Net realized and unrealized gain (loss)	4.52	11.32	(1.08)
Net increase (decrease) in net assets resulting from investment operations	4.75	11.74	(0.93)
Distributions from:
Net investment income	(0.21)	(0.31)	(0.12)
Net asset value, end of period	$40.10	$35.56	$24.13
Market price, end of period	$40.11	$35.57	$24.12
Total Return
Total investment return based on net asset value(d)	13.43%	48.85%	(3.59)%
Total investment return based on market price(e)	13.41%	49.00%	(3.64)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$481,246	$410,702	$6,034
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.09%(h)	0.09%	0.09%(h)
Expenses excluding waivers/reimbursements(g)	0.10%(h)	0.10%	0.11%(h)
Net investment income (loss)(c)	1.21%(h)	1.35%	1.67%(h)
Portfolio turnover rate(i)	2%	21%	12%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Candriam ESG International Equity ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Year Ended April 30, 2021	For the Period December 17, 2019(a) to April 30, 2020
Net asset value, beginning of period	$29.21	$21.00	$25.19
Income from Investment Operations
Net investment income(b)(c)	0.44	0.62	0.26
Net realized and unrealized gain (loss)	1.02	8.01	(4.34)
Net increase (decrease) in net assets resulting from investment operations	1.46	8.63	(4.08)
Distributions from:
Net investment income	(0.51)	(0.42)	(0.11)
Net asset value, end of period	$30.16	$29.21	$21.00
Market price, end of period	$30.26	$29.25	$20.87
Total Return
Total investment return based on net asset value(d)	5.06%	41.45%	(16.18)%
Total investment return based on market price(e)	5.24%	42.51%	(16.68)%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$212,656	$186,951	$46,196
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.15%(h)	0.15%	0.15%(h)
Expenses excluding waivers/reimbursements(g)	0.16%(h)	0.16%	0.16%(h)
Net investment income (loss)(c)	2.94%(h)	2.41%	3.20%(h)
Portfolio turnover rate(i)	4%	21%	3%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
	IQ Healthy Hearts ETF
	For the Six Months Ended October 31, 2021 (unaudited)	For the Period January 14, 2021(a) to April 30, 2021
Net asset value, beginning of period	$26.24	$24.93
Income from Investment Operations
Net investment income(b)(c)	0.12	0.14
Net realized and unrealized gain (loss)	2.44	1.26
Net increase (decrease) in net assets resulting from investment operations	2.56	1.40
Distributions from:
Net investment income	(0.17)	(0.09)
Net asset value, end of period	$28.63	$26.24
Market price, end of period	$28.71	$26.28
Total Return
Total investment return based on net asset value(d)	9.79%	5.62%
Total investment return based on market price(e)	9.91%	5.77%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,158	$6,559
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45%(h)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.46%(h)	0.46%(h)
Net investment income (loss)(c)	0.90%(h)	1.92%(h)
Portfolio turnover rate(i)	13%	14%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Engender Equality ETF
For the Period October 21, 2021(a) to October 31, 2021
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.01
Net realized and unrealized gain (loss)	0.12
Net increase (decrease) in net assets resulting from investment operations	0.13
Distributions from:
Net asset value, end of period	$25.13
Market price, end of period	$25.13
Total Return
Total investment return based on net asset value(d)	0.52%
Total investment return based on market price(e)	0.52%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,026
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.47%(h)
Net investment income (loss)(c)	1.40%(h)
Portfolio turnover rate(i)	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Cleaner Transport ETF
For the Period October 21, 2021(a) to October 31, 2021
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)(c)	—
Net realized and unrealized gain (loss)	0.83
Net increase (decrease) in net assets resulting from investment operations	0.83
Distributions from:
Net asset value, end of period	$25.83
Market price, end of period	$25.86
Total Return
Total investment return based on net asset value(d)	3.30%
Total investment return based on market price(e)	3.44%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,165
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.47%(h)
Net investment income (loss)(c)	0.15%(h)
Portfolio turnover rate(i)	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding
IQ Clean Oceans ETF
For the Period October 21, 2021(a) to October 31, 2021
Net asset value, beginning of period	$25.00
Income from Investment Operations
Net investment income(b)(c)	0.01
Net realized and unrealized gain (loss)	0.44
Net increase (decrease) in net assets resulting from investment operations	0.45
Distributions from:
Net asset value, end of period	$25.45
Market price, end of period	$25.49
Total Return
Total investment return based on net asset value(d)	1.82%
Total investment return based on market price(e)	1.96%(f)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,091
Ratio to average net assets of:
Expenses net of waivers/reimbursements(g)	0.45%(h)
Expenses excluding waivers/reimbursements(g)	0.47%(h)
Net investment income (loss)(c)	0.78%(h)
Portfolio turnover rate(i)	0%

(a)
Commencement of operations.

(b)
Based on average shares outstanding.

(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)
The market price returns are calculated using the mean between the last bid and ask prices.

(f)
Since the Shares of the Fund did not trade in the secondary market until the day after the Fund’s inception, for the period from the inception to the first day of the secondary market trading, the NAV is used as a proxy for the secondary market trading price to calculate the market returns.

(g)
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a prorated share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.

(h)
Annualized.

(i)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

Notes to Financial Statements

October 31, 2021 (unaudited)
1. ORGANIZATION
IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of twenty operational funds (collectively, the “Funds” and each individually, a “Fund”). The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices.
Investors may find the financial statements of any issuer whose securities represent a significant amount of the Fund’s assets on the SEC’s website (www.sec.gov).
Funds	Diversification Policy	Commencement of Operations Date
IQ Hedge Multi-Strategy Tracker ETF*	Diversified	March 25, 2009
IQ Hedge Macro Tracker ETF*	Diversified	June 9, 2009
IQ Hedge Market Neutral Tracker ETF*	Diversified	October 4, 2012
IQ Hedge Long/Short Tracker ETF*	Diversified	March 24, 2015
IQ Hedge Event-Driven Tracker ETF*	Diversified	March 24, 2015
IQ Real Return ETF*	Diversified	October 27, 2009
IQ S&P High Yield Low Volatility Bond ETF	Diversified	February 15, 2017
IQ Merger Arbitrage ETF	Non-diversified	November 17, 2009
IQ Global Resources ETF	Non-diversified	October 27, 2009
IQ U.S. Real Estate Small Cap ETF	Non-diversified	June 14, 2011
IQ 50 Percent Hedged FTSE International ETF	Diversified	July 22, 2015
IQ Chaikin U.S. Large Cap ETF	Diversified	December 13, 2017
IQ Chaikin U.S. Small Cap ETF	Diversified	May 16, 2017
IQ 500 International ETF	Diversified	December 13, 2018
IQ Candriam ESG U.S. Equity ETF	Diversified	December 17, 2019
IQ Candriam ESG International Equity ETF	Diversified	December 17, 2019
IQ Healthy Hearts ETF	Non-diversified	January 14, 2021
IQ Engender Equality ETF	Non-diversified	October 21, 2021
IQ Cleaner Transport ETF	Non-diversified	October 21, 2021
IQ Clean Oceans ETF	Non-diversified	October 21, 2021

*
Funds are “fund of funds”, meaning that they seek to achieve their investment objective by investing primarily in underlying funds, including ETFs, exchange-traded notes (“ETNs”), and other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange traded commodity pools (“ETVs”). Such ETFs, ETVs and ETNs are referred to collectively as exchange-traded products (“ETPs”).

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Each Fund’s investment objective is to seek daily investment results, before fees and expenses that correspond to the performance of a particular index (the “Underlying Index”). The underlying indices for the Funds are listed below:
Fund	Underlying Index
IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Multi-Strategy Index
IQ Hedge Macro Tracker ETF	IQ Hedge Macro Index
IQ Hedge Market Neutral Tracker ETF	IQ Hedge Market Neutral Index
IQ Hedge Long/Short Tracker ETF	IQ Hedge Long/Short Index
IQ Hedge Event-Driven Tracker ETF	IQ Hedge Event-Driven Index
IQ Real Return ETF	IQ Real Return Index
IQ S&P High Yield Low Volatility Bond ETF	S&P U.S. High Yield Low Volatility Corporate Bond Index
IQ Merger Arbitrage ETF	IQ Merger Arbitrage Index
IQ Global Resources ETF	IQ Global Resources Index
IQ U.S. Real Estate Small Cap ETF	IQ U.S. Real Estate Small Cap Index
IQ 50 Percent Hedged FTSE International ETF	FTSE Developed ex North America 50% Hedged to USD Index
IQ Chaikin U.S. Large Cap ETF	NASDAQ Chaikin Power U.S. Large Cap Index
IQ Chaikin U.S. Small Cap ETF	NASDAQ Chaikin Power U.S. Small Cap Index
IQ 500 International ETF	IQ 500 International Index
IQ Candriam ESG U.S. Equity ETF	IQ Candriam ESG US Equity Index
IQ Candriam ESG International Equity ETF	IQ Candriam ESG International Equity Index
IQ Healthy Hearts ETF	IQ Candriam Healthy Hearts Index
IQ Engender Equality ETF	Solactive Equileap US Select Gender Equality Index
IQ Cleaner Transport ETF	IQ Candriam Cleaner Transport Index
IQ Clean Oceans ETF	IQ Candriam Clean Oceans Index
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
Use of Estimates
IndexIQ Advisors LLC (the “Advisor”) makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.
Indemnification
In the normal course of business, the Funds may enter into contracts that contain a variety of representations and warranties that may provide general indemnifications for certain liabilities. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Advisor believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Funds.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Investment Valuation
Each Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) only in large blocks of shares called “Creation Units.” A Creation Unit consists of 50,000 shares. The NAV is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the Fund’s listing exchange is open for trading. The NAV of the shares of each Fund will be equal to each Fund’s total assets minus each Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. The consideration for purchase of a Creation Unit of shares of each Fund generally consists of a basket of securities and/or cash that the Fund specifies each day.
In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the New York Stock Exchange Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times.
A Fund typically values fixed-income portfolio securities using last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at different prices that may be above or below the price at which the pricing service has valued the security. Amortized cost is used as the method of valuation with respect to debt obligations with sixty days or less remaining to maturity unless the Advisor determines in good faith that such method does not represent fair value.
A swap on an exchange-listed security or securities is valued based on the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid-price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.
Over-the-counter (“OTC”) traded financial Instruments, forward foreign currency contracts and currency-related derivatives, are normally valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.
If a Fund invests in open-end management investment companies (other than ETFs) registered under the 1940 Act, it may rely on the NAVs of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.
When market quotations or prices are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor, under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The procedures state that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds’ assets and liabilities) rests with the Advisor. The Advisor may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of liquidity or other reason, if a market quotation differs significantly from recent price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. The frequency with which a Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
A Fund may sweep uninvested cash balances into a money market fund, either the Dreyfus Institutional Preferred Government Money Market Fund — Institutional Shares (“Dreyfus Institutional Fund”) or the BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class (“BlackRock Liquidity Fund”). The Dreyfus Institutional Fund and the BlackRock Liquidity Fund seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Dreyfus Institutional Fund and the BlackRock Liquidity Fund have no redemption restriction and are valued at the daily NAV.
Under normal conditions, each Fund invests cash collateral from securities lending activities into the Dreyfus Government Cash Management Fund, Institutional Shares (“Dreyfus Government Fund”). The Dreyfus Government Fund’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Government Fund has no redemption restrictions and is valued at the daily NAV.
Fair Value Measurement
Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The availability of observable inputs can vary from security to security and are affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, the Advisor may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. The Advisor may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Advisor representatives meet regularly to review and discuss the appropriateness of such fair values using more current information, such as recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at October 31, 2021 is disclosed at the end of each Fund’s Schedule of Investments.
Foreign Currency Translation — Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included on the Statements of Operations within net change in unrealized appreciation/depreciation on foreign currency translations. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.
Foreign securities and instruments are valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.
Tax Information and Uncertain Tax Positions
Each Fund is treated as a separate entity for federal income tax purposes. Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Funds within the allowable time limits.
The Advisor evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Advisor has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years), and has concluded that no provisions for federal, state and local income tax are required in each Fund’s financial statements. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken.
Dividends and Distributions to Shareholders
Distributions to Shareholders are recorded on the ex-dividend date. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Therefore, no federal, state and local income tax provisions are required.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Foreign Taxes
The Funds may be subject to foreign withholding taxes on income and other transaction-based taxes imposed by certain countries in which they invest. A portion of the taxes on gains on investments or currency purchases/repatriation may be recoverable. The Funds will accrue such taxes expected and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest. Whether or when a Fund will receive a withholding tax refund is subject to a determination by the tax authorities of each country in which the Fund has an open receivable. The Funds regularly evaluate the probability of recovering each accrued withholding tax. If the likelihood of recovery decreases accruals in the Funds’ net asset value for such refunds may be written down partially or in full, which will adversely affect the Funds’ net asset value.
The Funds may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which they invest. The Funds will accrue the unrecoverable portion of such taxes as applicable based upon their current interpretation of tax rules and regulations that exist in the market in which they invests. Capital gains taxes relating to positions still held are reflected as a liability on the Statements of Assets and Liabilities, as well as an adjustment to the Funds’ net unrealized appreciation/depreciation. Taxes related to capital gains realized during the year ended October 31, 2021, if any, are reflected as part of net realized gain (loss) on the Statements of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation/depreciation on investments on the Statements of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
Cash Equivalents
Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired and are disclosed as “Short-Term Investments” in the Schedules of Investments.
Security Transactions
Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.
Investment Income and Expenses
Dividend income is recognized on the ex-date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific Fund are allocated to that Fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the Funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all their net investment income to shareholders at least annually in the form of dividends. Net investment income and capital gains are typically distributed to shareholders annually; except the IQ U.S. Real Estate Small Cap ETF, IQ 50 Percent Hedged FTSE International ETF, IQ Chaikin U.S. Large Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ 500 International ETF, IQ Candriam ESG U.S. Equity ETF, IQ Candriam ESG International Equity ETF, and IQ Healthy Hearts ETF typically distributes income quarterly, and IQ S&P High Yield Low Volatility Bond ETF typically distributes income monthly. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Distributions received from the IQ U.S. Real Estate Small Cap ETF investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of a REIT held by the Fund. The expenses of the investment companies in which the Funds invest are not included in the amounts shown as expenses on the Statements of Operations or in the expense ratios included in the Financial Highlights.
Discounts and premiums on securities purchased, other than Short-Term Investments, for the Funds are accreted and amortized, respectively, on the effective interest rate method over the life of the respective securities. Discounts and premiums on Short-Term Investments are accreted and amortized, respectively, on the straight-line method. The straight-line method approximates the effective interest method for Short-Term Investments. Income from payment-in-kind securities is accreted daily based on the effective interest method.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Securities Lending
The Bank of New York Mellon (“BNY Mellon”) serves as the Funds’ securities lending agent. The Funds may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high grade debt obligations, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from fees paid by the borrowers of securities, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund will continue to receive dividend and interest income on securities loaned, any gain or loss in the market price of securities on loan will be accounted for by each Fund. Lending portfolio securities could result in a delay in recovering the Funds’ securities if the borrower defaults.
A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between each Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, each Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. The lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market Fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.
In accordance with the securities lending agreement between the Funds and the BNY Mellon, the Funds will be indemnified by the BNY Mellon in the event of default of a third party Borrower.
The securities lending income earned by each Fund is disclosed on the Statements of Operations. The value of loaned securities and related collateral are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. As of October 31, 2021, the cash collateral consisted of an institutional money market fund and non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds, Separate Trading of

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Registered Interest (“STRIPs”) and Principal of Securities and U.S. Treasury Inflation Indexed Notes and Bonds with the following maturities:
	Money Market Mutual Fund	U.S. Government Securities
Fund	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total
IQ Hedge Multi-Strategy Tracker ETF	$85,810,162	$17,384	$1,290,133	$46,458,274	$133,575,953
IQ Hedge Macro Tracker ETF	259,144	16	14,845	105,170	379,174
IQ Hedge Market Neutral Tracker ETF	755,685	—	—	269,497	1,025,182
IQ Hedge Long/Short Tracker ETF	2,812,287	20	6,641	2,312,405	5,131,353
IQ Hedge Event-Driven Tracker ETF	—	—	—	—	—
IQ Real Return ETF	10,655,988	—	284,066	5,403,459	16,343,513
IQ S&P High Yield Low Volatility Bond ETF	470,079	—	3,191	72,425	545,695
IQ Merger Arbitrage ETF	14,357,365	—	8,134	329,369	14,694,868
IQ Global Resources ETF	430,838	42	1,995	332,530	765,405
IQ U.S. Real Estate Small Cap ETF	329,648	474	148,324	1,346,688	1,825,134
IQ 50 Percent Hedged FTSE International ETF	7,551,732	5,272	141,714	4,715,680	12,414,398
IQ Chaikin U.S. Large Cap ETF	2,884,828	1,752	11,401	2,300,810	5,198,791
IQ Chaikin U.S. Small Cap ETF	2,755,533	967	95,048	6,898,352	9,749,900
IQ 500 International ETF	6,556,918	—	—	434,545	6,991,463
IQ Candriam ESG U.S. Equity ETF	201,975	2,057	103,657	8,663,344	8,971,033
IQ Candriam ESG International Equity ETF	2,953,100	—	10,935	3,056,685	6,020,720
IQ Healthy Hearts ETF	—	—	627	81,172	81,799
IQ Engender Equality ETF	—	—	—	—	—
IQ Cleaner Transport ETF	—	—	—	—	—
IQ Clean Oceans ETF	—	—	—	—	—
The collateral amount presented is in excess of the securities on loan.
Master Netting Arrangements
In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including forward foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of offset provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements on the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis on the Statements of Assets and Liabilities.
Total return swap contracts are valued at the unrealized appreciation/depreciation on Total Return Swap contracts of the instrument. Securities segregated as collateral for swap contracts are footnoted within each Fund’s Schedule of Investments and the cash collateral is noted at the end of each Fund’s swap table.
At October 31, 2021, the unrealized appreciation/depreciation on total return swap contracts for the following Funds was zero, reflecting a reset date at period end based on the contractual agreements with Merrill Lynch International (“MLI”) and Morgan Stanley Capital Service LLC (“Morgan Stanley”), as counterparties to the following Funds:
IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
IQ Hedge Market Neutral Tracker ETF
IQ Hedge Long/Short Tracker ETF
IQ Hedge Event-Driven Tracker ETF
IQ Merger Arbitrage ETF
As of October 31, 2021, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement with BNY Mellon are detailed in the following table:
	Assets			Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Received(1)	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy Tracker ETF	$130,691,744	$(130,691,744)	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	370,352	(370,352)	—	—	—	—
IQ Hedge Market Neutral Tracker ETF	1,003,642	(1,003,642)	—	—	—	—
IQ Hedge Long/Short Tracker ETF	5,017,207	(5,017,207)	—	—	—	—
IQ Hedge Event-Driven Tracker ETF	1,468,714	(1,468,714)	—	—	—	—
IQ Real Return ETF	16,001,121	(16,001,121)	—	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	526,467	(526,467)	—	—	—	—
IQ Merger Arbitrage ETF	15,016,244	(15,016,244)	—	—	—	—
IQ Global Resources ETF	727,385	(727,385)	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	1,779,137	(1,779,137)	—	—	—	—
IQ 50 Percent Hedged FTSE International ETF	9,061,008	(9,061,008)	—	—	—	—
IQ Chaikin U.S. Large Cap ETF	4,982,308	(4,982,308)	—	—	—	—
IQ Chaikin U.S. Small Cap ETF	9,481,955	(9,481,955)	—	—	—	—
IQ 500 International ETF	6,539,412	(6,539,412)	—	—	—	—
IQ Candriam ESG U.S. Equity ETF	8,848,522	(8,848,522)	—	—	—	—
IQ Candriam ESG International Equity ETF	3,557,911	(3,557,911)	—	—	—	—
IQ Healthy Hearts ETF	80,975	(80,975)	—	—	—	—
IQ Engender Equality ETF	—	—	—	—	—	—
IQ Cleaner Transport ETF	—	—	—	—	—	—
IQ Clean Oceans ETF	—	—	—	—	—	—

1 The amount of collateral presented is limited such that the net amount cannot be less than $0.
As of October 31, 2021, each Fund’s OTC derivative assets, which may be offset against each Fund’s OTC derivative liabilities and collateral received from the counterparty, are as follows:
Fund	Gross Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Assets	Gross Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Net Amount of Derivatives Liabilities
IQ 50 Percent Hedged FTSE International ETF
Morgan Stanley	$969,794	$(969,794)	$—	$1,441,345	$(969,794)	$471,551
This does not reflect securities segregated as collateral, as detailed on the Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS
Investment Advisory Agreement
The Advisor serves as the investment advisor to each series of the Trust and is an indirect wholly-owned subsidiary of New York Life Investment Management Holdings LLC. Under an Investment Advisory Agreement (“Advisory Agreement”) between the Advisor and the Trust on behalf of each Fund, the Advisor provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of each Fund (including arranging for sub-advisory services, as applicable) subject to the supervision of the Board. The Advisor is responsible for the supervision of MacKay Shields LLC (“MacKay Shields” or the “Sub-Advisor”), the sub-advisor to IQ S&P High Yield Low Volatility Bond ETF, and its management of the Fund.
The Advisor also: (i) supervises all non-advisory operations of the Funds; (ii) provides personnel to perform such executive, administrative and clerical services as are reasonably necessary to provide effective administration of the Funds and the other series of the Trust; (iii) arranges for (a) the preparation of all required tax returns, (b) the preparation and submission of reports to existing shareholders, (c) the periodic updating of prospectuses and statements of additional information and (d) the preparation of reports to be filed with the SEC and other regulatory authorities; (iv) maintains the records of the Funds and the other series of the Trust; and (v) provides office space and all necessary office equipment and services. The Funds reimburse the Advisor in an amount equal to a portion of the compensation of the Chief Compliance Officer attributable to each Fund.
The Advisory Agreement will continue in effect with respect to the Funds from year to year provided such continuance is specifically approved at least annually by a majority of the Trustees that are not interested persons of the Trust (“Independent Trustees”).
Pursuant to the Advisory Agreement, the Funds pay the Advisor a fee, which is accrued daily and paid monthly, for the services performed and the facilities furnished at an annual rate of each Fund’s average daily net assets per the table below.
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Hedge Long/Short Tracker ETF	0.75%
IQ Hedge Event-Driven Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.30%
IQ U.S. Real Estate Small Cap ETF	0.69%
IQ 50 Percent Hedged FTSE International ETF	0.35%
IQ Chaikin U.S. Large Cap ETF	0.25%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ 500 International ETF	0.25%
IQ Candriam ESG U.S. Equity ETF	0.09%
IQ Candriam ESG International Equity ETF	0.15%
IQ Healthy Hearts ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Clean Oceans ETF	0.45%
The Advisor has agreed to pay all expenses of the Funds, except: brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Chief Compliance Officer;

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor.
The Advisor has entered into a Fee Waiver Agreement with certain Funds under which it has contractually agreed, until August 31, 2022, to waive a portion of its management fee equal to a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.22%
IQ Hedge Macro Tracker ETF	0.35%
IQ Hedge Market Neutral Tracker ETF	0.35%
IQ Hedge Long/Short Tracker ETF	0.35%
IQ Hedge Event-Driven Tracker ETF	0.35%
IQ Real Return ETF	0.28%
The Advisor has entered into an Expense Limitation Agreement with certain Funds under which it has contractually agreed, until August 31, 2022 to waive a portion of its management fee and/or reimburse expenses of the Fund in an amount that limits the Fund’s total annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, dividends paid on short sale, acquired fund fees and expenses, and extraordinary expenses) to not more than a specific percentage of the average daily net assets as follows:
Fund	Rate
IQ S&P High Yield Low Volatility Bond ETF	0.40%
IQ Global Resources ETF	0.30%
IQ 50 Percent Hedged FTSE International ETF	0.20%
IQ Chaikin U.S. Large Cap ETF	0.25%
IQ Chaikin U.S. Small Cap ETF	0.35%
IQ 500 International ETF	0.25%
IQ Candriam ESG U.S. Equity ETF	0.09%
IQ Candriam ESG International Equity ETF	0.15%
IQ Healthy Hearts ETF	0.45%
IQ Engender Equality ETF	0.45%
IQ Cleaner Transport ETF	0.45%
IQ Clean Oceans ETF	0.45%
Investment Sub-Advisory Agreement
The Sub-Advisor is a registered investment advisor and an indirect, wholly-owned subsidiary of New York Life, and is responsible for the day-to-day portfolio management of IQ S&P High Yield Low Volatility Bond ETF. Pursuant to the terms of the Sub-Advisory Agreement (“Sub-Advisory Agreement”) between the Advisor and the Sub-Advisor, the Advisor pays for the services of the Sub-Advisor. The Sub-Advisor acts as portfolio manager for the Fund subject to the supervision of the Advisor and the Board.
Distribution (12b-1 Fees)
ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Agreement. NYLIFE Distributors LLC has entered into a Service Agreement with the Distributor to market the Funds. The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each respective Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
As described in Note 4 below, the Distributor has entered into Participant Agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. As described in Note 4 below, such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Funds and/or serve as counterparty to derivative transactions with each Fund.
Administrator, Custodian and Transfer Agent
BNY Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. Pursuant to these agreements, BNY Mellon provides necessary administrative, custody, transfer agency, tax, accounting services and financial reporting for the maintenance and operations of the Trust and the Funds. BNY Mellon is responsible for maintaining the books and records and calculating the daily NAV of the Funds. BNY Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
4. CAPITAL SHARE TRANSACTIONS
Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail on the Statements of Changes in Net Assets. Only Authorized Participants may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
5. FEDERAL INCOME TAX
At October 31, 2021, the cost and unrealized appreciation/depreciation of investments, including applicable derivative contracts and other financial instruments, as determined on a federal income tax basis, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$887,105,288	$27,577,272	$(8,935,784)	18,641,488
IQ Hedge Macro Tracker ETF	4,258,430	268,769	(30,577)	238,192
IQ Hedge Market Neutral Tracker ETF	18,429,973	123,409	(124,535)	(1,126)
IQ Hedge Long/Short Tracker ETF	20,784,499	4,070,067	(3,806,358)	263,709
IQ Hedge Event-Driven Tracker ETF	20,386,489	381,636	(80,767)	300,869
IQ Real Return ETF	65,519,348	1,040,377	(614,412)	425,965
IQ S&P High Yield Low Volatility Bond ETF	37,434,392	590,168	(400,703)	189,465
IQ Merger Arbitrage ETF	720,825,922	21,261,902	(14,309,824)	6,952,078
IQ Global Resources ETF	27,623,738	3,499,580	(713,878)	2,785,702
IQ U.S. Real Estate Small Cap ETF	48,321,793	8,177,203	(6,943,963)	1,233,240
IQ 50 Percent Hedged FTSE International ETF	293,713,458	64,816,894	(29,099,679)	35,717,215
IQ Chaikin U.S. Large Cap ETF	272,962,257	62,299,660	(5,501,998)	56,797,662
IQ Chaikin U.S. Small Cap ETF	203,470,923	35,561,005	(11,467,332)	24,093,673
IQ 500 International ETF	231,302,184	32,800,777	(13,871,541)	18,929,236
IQ Candriam ESG U.S. Equity ETF	374,609,419	111,038,298	(4,563,532)	106,474,766
IQ Candriam ESG International Equity ETF	182,226,791	37,148,327	(4,253,304)	32,895,023
IQ Healthy Hearts ETF	6,606,640	711,994	(166,416)	545,578
IQ Engender Equality ETF	5,005,218	112,210	(88,319)	23,891
IQ Cleaner Transport ETF	5,001,043	222,315	(60,266)	162,049
IQ Clean Oceans ETF	5,019,835	143,488	(58,376)	85,112
The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments, amortization of market premium and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2021.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
At April 30, 2021, the components of undistributed or accumulated earnings/losses on a tax-basis were as follows:
Fund	Ordinary Income (Loss)(1)	Net Capital Gain (Losses)(2)	Net Unrealized Appreciation/ Depreciation	Total Earnings/ (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$(2,808,621)	$(47,715,818)	$26,757,964	$(23,766,475)
IQ Hedge Macro Tracker ETF	(7,955)	(5,402,898)	349,433	(5,061,420)
IQ Hedge Market Neutral Tracker ETF	(10,894)	(383,381)	243,834	(150,441)
IQ Hedge Long/Short Tracker ETF	(36,973)	(591,399)	176,261	(452,111)
IQ Hedge Event-Driven Tracker ETF	24,566	(205,302)	282,598	101,862
IQ Real Return ETF	75,740	(2,082,331)	21,433	(1,985,158)
IQ S&P High Yield Low Volatility Bond ETF	314,424	(2,918,738)	1,871,024	(733,290)
IQ Merger Arbitrage ETF	(122,189,319)	(29,042,188)	39,593,106	(111,638,401)
IQ Global Resources ETF	(982,462)	(62,111,008)	2,882,702	(60,210,768)
IQ U.S. Real Estate Small Cap ETF	—	(8,958,675)	2,478,333	(6,480,342)
IQ 50 Percent Hedged FTSE International ETF	2,673,997	(17,653,217)	29,701,572	14,722,352
IQ Chaikin U.S. Large Cap ETF	—	(67,630,443)	35,774,510	(31,855,933)
IQ Chaikin U.S. Small Cap ETF	—	(77,022,031)	21,114,263	(55,907,768)
IQ 500 International ETF	3,235,648	(4,392,918)	25,722,157	24,564,887
IQ Candriam ESG U.S. Equity ETF	387,406	(958,532)	66,183,777	65,612,651
IQ Candriam ESG International Equity ETF	1,382,651	—	28,667,333	30,049,984
IQ Healthy Hearts ETF	12,479	(32,429)	280,494	260,544
IQ Engender Equality ETF	N/A	N/A	N/A	N/A
IQ Cleaner Transport ETF	N/A	N/A	N/A	N/A
IQ Clean Oceans ETF	N/A	N/A	N/A	N/A

1 Includes late year ordinary loss, if any.
2 Amount includes the deferral of post October losses, if any.
The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts, post-October and late year losses.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
At April 30, 2021, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets were as follows:
Fund	Total distributable earnings/ (accumulated loss)	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(31,113,750)	$31,113,750
IQ Hedge Macro Tracker ETF	(170)	170
IQ Hedge Market Neutral Tracker ETF	(1,018,183)	1,018,183
IQ Hedge Long/Short Tracker ETF	(2,103,043)	2,103,043
IQ Hedge Event-Driven Tracker ETF	(592,559)	592,559
IQ Real Return ETF	(20,572)	20,572
IQ S&P High Yield Low Volatility Bond ETF	(240,107)	240,107
IQ Merger Arbitrage ETF	(98,547,286)	98,547,286
IQ Global Resources ETF	(1,250,685)	1,250,685
IQ U.S. Real Estate Small Cap ETF	967,151	(967,151)
IQ 50 Percent Hedged FTSE International ETF	(3,675,930)	3,675,930
IQ Chaikin U.S. Large Cap ETF	(70,635,005)	70,635,005
IQ Chaikin U.S. Small Cap ETF	(64,515,624)	64,515,624
IQ 500 International ETF	(12,403,797)	12,403,797
IQ Candriam ESG U.S. Equity ETF	(11,131,913)	11,131,913
IQ Candriam ESG International Equity ETF	(8,688,194)	8,688,194
IQ Healthy Hearts ETF	(65,667)	65,667
IQ Engender Equality ETF	N/A	N/A
IQ Cleaner Transport ETF	N/A	N/A
IQ Clean Oceans ETF	N/A	N/A
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/ tax differences. Reclassifications are primarily due to the tax treatment of redemptions in-kind, the expiration of capital loss carryforwards, nondeductible expenses and capital share redemptions utilized as distributions for tax purposes.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
The tax character of distributions paid during the years ended April 30, 2021 and 2020 were as follows:
	2021			2020
Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital
IQ Hedge Multi-Strategy Tracker ETF	$15,953,112	$—	$—	$16,163,950	$—	$—
IQ Hedge Macro Tracker ETF	106,851	—	—	54,164	—	—
IQ Hedge Market Neutral Tracker ETF	341,520	—	—	239,729	—	—
IQ Hedge Long/Short Tracker ETF	181,041	—	—	123,690	—	—
IQ Hedge Event-Driven Tracker ETF	209,892	—	—	157,392	—	—
IQ Real Return ETF	511,575	—	—	1,185,760	—	—
IQ S&P High Yield Low Volatility Bond ETF	3,749,100	—	—	2,787,812	—	—
IQ Merger Arbitrage ETF	16,966,679	—	—	—	—	—
IQ Global Resources ETF	2,041,648	—	—	2,539,080	—	—
IQ U.S. Real Estate Small Cap ETF	662,106	—	1,029,743	1,633,256	—	1,775,536
IQ 50 Percent Hedged FTSE International ETF	6,183,285	—	—	7,874,573	—	—
IQ Chaikin U.S. Large Cap ETF	4,106,799	—	—	6,034,101	—	—
IQ Chaikin U.S. Small Cap ETF	1,965,356	—	—	2,340,043	—	—
IQ 500 International ETF	5,907,221	—	—	3,080,969	—	—
IQ Candriam ESG U.S. Equity ETF	2,588,974	—	—	30,853	—	—
IQ Candriam ESG International Equity ETF	2,032,608	—	—	50,904	—	—
IQ Healthy Hearts ETF	21,568	—	—	N/A	N/A	N/A
IQ Engender Equality ETF	N/A	N/A	N/A	N/A	N/A	N/A
IQ Cleaner Transport ETF	N/A	N/A	N/A	N/A	N/A	N/A
IQ Clean Oceans ETF	N/A	N/A	N/A	N/A	N/A	N/A
Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
the year ended April 30, 2021, the Funds incurred and elected to defer to May 1, 2021 Post-October Losses and late year ordinary losses of:
Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$2,808,621	$—	$—
IQ Hedge Macro Tracker ETF	7,955	—	—
IQ Hedge Market Neutral Tracker ETF	10,894	—	—
IQ Hedge Long/Short Tracker ETF	36,973	—	—
IQ Hedge Event-Driven Tracker ETF	—	—	—
IQ Real Return ETF	—	—	—
IQ S&P High Yield Low Volatility Bond ETF	—	—	—
IQ Merger Arbitrage ETF	122,189,319	—	—
IQ Global Resources ETF	982,462	—	—
IQ U.S. Real Estate Small Cap ETF	—	—	—
IQ 50 Percent Hedged FTSE International ETF	—	—	—
IQ Chaikin U.S. Large Cap ETF	—	—	—
IQ Chaikin U.S. Small Cap ETF	—	—	—
IQ 500 International ETF	—	—	—
IQ Candriam ESG U.S. Equity ETF	—	—	—
IQ Candriam ESG International Equity ETF	—	—	—
IQ Healthy Hearts ETF	—	—	—
IQ Engender Equality ETF	N/A	N/A	N/A
IQ Cleaner Transport ETF	N/A	N/A	N/A
IQ Clean Oceans ETF	N/A	N/A	N/A
At April 30, 2021, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:
Fund	Expired Current Year	Utilized on Current Year	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$—	$24,932,203	$42,463,293	$5,252,525
IQ Hedge Macro Tracker ETF	—	198,655	4,216,880	1,186,018
IQ Hedge Market Neutral Tracker ETF	—	96,444	335,400	47,981
IQ Hedge Long/Short Tracker ETF	—	122,384	317,991	273,408
IQ Hedge Event-Driven Tracker ETF	—	—	112,364	92,938
IQ Real Return ETF	—	148,042	884,751	1,197,580
IQ S&P High Yield Low Volatility Bond ETF	—	948,830	2,371,167	547,571
IQ Merger Arbitrage ETF	—	—	27,744,453	1,297,735
IQ Global Resources ETF	—	—	32,470,786	29,640,222
IQ U.S. Real Estate Small Cap ETF	—	—	637,347	8,321,328
IQ 50 Percent Hedged FTSE International ETF	—	—	3,782,962	13,870,255
IQ Chaikin U.S. Large Cap ETF	—	7,769,428	29,628,892	38,001,551
IQ Chaikin U.S. Small Cap ETF	—	3,413,364	33,073,222	43,948,809
IQ 500 International ETF	—	—	3,429,754	963,164
IQ Candriam ESG U.S. Equity ETF	—	—	898,091	60,441
IQ Candriam ESG International Equity ETF	—	29,003	—	—
IQ Healthy Hearts ETF	—	—	32,429	—
IQ Engender Equality ETF	N/A	N/A	N/A	N/A
IQ Cleaner Transport ETF	N/A	N/A	N/A	N/A
IQ Clean Oceans ETF	N/A	N/A	N/A	N/A

* Subject to annual limitation on utilization.
6. OTHER AFFILIATED PARTIES AND TRANSACTIONS
For the purposes of the financial statements, the Funds assume the following to be affiliated issuers. As of October 31, 2021, affiliated transactions, if any, are listed at the end of the Fund’s respective Schedule of Investments.
The Advisor is an affiliate and subsidiary of New York Life Investment Management LLC (“NYLIM”) and of New York Life Insurance & Annuity Corporation (“NYLIC”). As of October 31, 2021, NYLIM and NYLIC were not known to own beneficially greater than 5% of the shares of any Fund except as set forth below. NYLIM and NYLIC own shares of the Funds on their own behalf or on behalf of Funds or accounts managed by NYLIM or NYLIC.
New York Life Insurance & Annuity Corporation
Fund	% Ownership
IQ Healthy Hearts ETF	79.6%
IQ Engender Equality ETF	100.0%
IQ Cleaner Trasport ETF	95.0%
IQ Clean Oceans ETF	95.0%

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
New York Life Investment Management LLC
% Ownership
IQ 50 Percent Hedged FTSE International ETF	48.9%
IQ Chaikin U.S. Large Cap ETF	98.0%
IQ Chaikin U.S. Small Cap ETF	81.9%
IQ 500 International ETF	99.1%
IQ Candriam ESG U.S. Equity ETF	97.4%
IQ Candriam ESG International Equity ETF	95.2%
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments (excluding short-term investments) for the year ended October 31, 2021 are as follows:
Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$345,179,213	$343,263,797	$60,733,610	$38,436,599
IQ Hedge Macro Tracker ETF	1,453,134	1,449,836	—	—
IQ Hedge Market Neutral Tracker ETF	7,347,939	7,331,857	—	—
IQ Hedge Long/Short Tracker ETF	2,396,741	2,301,823	60,641,813	52,739,842
IQ Hedge Event-Driven Tracker ETF	1,961,204	2,458,829	10,665,626	594,782
IQ Real Return ETF	16,595,433	16,426,427	1,377,523	—
IQ S&P High Yield Low Volatility Bond ETF	25,243,308	26,503,389	—	66,103,300
IQ Merger Arbitrage ETF	987,921,253	914,509,813	180,380,112	203,522,695
IQ Global Resources ETF	16,276,168	15,010,938	8,461,898	—
IQ U.S. Real Estate Small Cap ETF	8,712,795	8,633,632	6,449,505	11,730,614
IQ 50 Percent Hedged FTSE International ETF	1,774,830	18,309,665	3,417,643	—
IQ Chaikin U.S. Large Cap ETF	917,212	428,086	7,025,222	8,529,195
IQ Chaikin U.S. Small Cap ETF	7,040,408	7,085,168	22,673,313	12,614,146
IQ 500 International ETF	41,371,255	41,044,613	32,916,199	35,911,650
IQ Candriam ESG U.S. Equity ETF	11,270,786	10,850,614	64,693,192	49,160,657
IQ Candriam ESG International Equity ETF	7,616,383	7,080,525	26,270,968	7,291,931
IQ Healthy Hearts ETF	946,425	883,684	2,683,508	2,724,371
IQ Engender Equality ETF	—	15,600	5,020,984	—
IQ Cleaner Transport ETF	5,000,389	—	—	—
IQ Clean Oceans ETF	5,029,650	9,684	—	—
8. DERIVATIVE FINANCIAL INSTRUMENTS
Swap Transactions
A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates based on a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Swaps could result in losses if interest rates or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.
The value of a total return swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period. Segregated securities are designated on the Schedules of Investments and cash deposited is recorded on the Statements of Assets and Liabilities. Daily

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
changes in valuation of Total Return Swaps, if any, are recorded as unrealized appreciation or depreciation on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as a change in net unrealized appreciation depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
When a Fund has an unrealized loss on a swap agreement, the Fund instructs the Custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted with the fluctuations of the swap value.
Some of the Funds intend to use Total Return Swaps in several ways to replicate the performance of the Index. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. Therefore, the Funds consider the creditworthiness of the counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying instruments.
Pursuant to documentation governing the Funds’ swap transactions with MLI and Morgan Stanley, MLI and Morgan Stanley have the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Bank of America and Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. The Funds utilized swaps to affect both long and short exposure to several asset classes and market segments, including, among others, real estate, domestic equity, international equity, emerging markets equities, investment grade corporate bonds, high yield corporate bonds, convertible bonds, preferred securities, emerging market-debt, mortgage-backed securities, floating rate notes, developed markets currencies, broad commodity indices, precious metals, equity market volatility, and U.S. Treasury bonds. As of October 31, 2021, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts. As of October 31, 2021, open swap transactions, if any, are listed at the end of the Funds’ respective Schedule of Investments.
Forward Foreign Currency Contracts
Certain Funds may enter into forward foreign currency transactions to seek a closer correlation between the Funds’ overall currency exposures and the currency exposures of the Underlying Index as a part of its principal investment strategy.
The Funds may enter into forward foreign currency contracts for hedging purposes, to seek to protect against anticipated changes in future foreign currency exchange rates. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A non-deliverable forward currency contract does not require physical delivery of the underlying currencies and the contract is settled based on the difference between the contracted price and the prevailing spot price of the agreed upon notional amount. These contracts are traded in the interbank market between currency traders (usually large commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are generally charged at any stage for trades.
Upon entering into a forward foreign currency contract, a Fund is required to segregate permissible liquid assets or engage in other measures approved by the SEC to “cover” the Fund’s obligations relating to its transactions in derivatives. Fluctuations in the value of open forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured or were sold. At October 31, 2021, open forward foreign currency contracts, if any, are listed at the end of the Funds’ respective Schedule of Investments.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Quantitative Disclosure of Derivative Holding
The following tables show additional disclosures related to each Fund’s derivative and holding activities, including how such activities are accounted for and their effect in each Fund’s financial positions, performance and cash flows.
The fair value of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:
Asset Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized appreciation on forward foreign currency contracts	$969,794
Liability Derivatives
Currency Risk
IQ 50 Percent Hedged FTSE International ETF
Unrealized depreciation on forward foreign currency contracts	$1,441,345
Total return swaps reflect a reset date as of October 31, 2021; therefore, there is no unrealized appreciation/depreciation reflected on the Statements of Assets and Liabilities.
Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2021 were as follows:
Fund	Currency Risk	Equity Risk
IQ Hedge Multi-Strategy Tracker ETF
Realized gain (loss)
Swap transactions		$(2,175,282)
IQ Hedge Macro Tracker ETF
Realized gain (loss)
Swap transactions		$(15,074)
IQ Hedge Market Neutral Tracker ETF
Realized gain (loss)
Swap transactions		$(92,502)
IQ Hedge Long/Short Tracker ETF
Realized gain (loss)
Swap transactions		$(147,871)
IQ Hedge Event-Driven Tracker ETF
Realized gain (loss)
Swap transactions		$(8,124)
IQ Merger Arbitrage ETF
Realized gain (loss)
Swap transactions		$(18,397,310)
IQ Global Resources ETF
Realized gain (loss)
Swap transactions		$(288,873)
IQ 50 Percent Hedged FTSE International ETF
Realized gain (loss)
Forward foreign currency contracts	$2,920,550
Change in unrealized appreciation (depreciation)
Forward foreign currency contracts	$2,077,868

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
For the period ended October 31, 2021, the monthly average notional value of the derivatives held by the Funds were as follows:
	Average Notional Value
FIHI	IQ Hedge Multi- Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Hedge Long/ Short Tracker ETF	IQ Hedge Event- Driven Tracker ETF	IQ Merger Arbitrage ETF	IQ Global Resources ETF	IQ 50 Percent Hedged FTSE International ETF
Asset Derivatives
Swap contracts	$45,936,893	$420,531	$1,774,588	$2,021,746	$297,611	$—	$—	$—
Forward foreign currency contracts	—	—	—	—	—	—	—	293,718,200
Liability Derivatives
Swap contracts	$(46,293,682)	$(422,128)	$(1,780,706)	$(2,023,028)	$(296,409)	$(201,859,644)	$(3,157,522)	$—
Forward foreign currency contracts	—	—	—	—	—	—	—	(293,307,964)
9. RISKS INVOLVED WITH INVESTING IN THE FUNDS
The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.
Call Risk1
During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Counterparty Risk
Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with OTC derivatives transactions.
In those instances, an underlying ETP utilizing such deliverables will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the underlying ETP will sustain losses.
Credit Risk1
Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. The financial condition of an issuer of a debt security or other instrument may cause such issuer to default on its obligations or cause such issuer to be perceived (whether by market participants, rating agencies, pricing services or otherwise) as being in default.
Currency Hedging Risk2
Certain Funds use various strategies to attempt to reduce the impact of changes in the value of a foreign currency against the U.S. dollar. These strategies may not be successful. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in a fund may also go up or down quickly and unpredictably and investors may lose money.
Currency Risk
Certain Funds will invest in securities denominated in currencies other than U.S. dollars (foreign currencies). Therefore, while much of the income received by a Fund may be denominated in foreign currency, the Underlying Index and the Fund’s NAV will be calculated in U.S. dollars. Furthermore a Fund may convert cash

1
Applies to IQ S&P High Yield Low Volatility Bond ETF

2
Applies to IQ 50 Percent Hedged FTSE International ETF

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
in U.S. dollars to foreign currencies to purchase securities. Both a Fund’s ability to track the Underlying Index, and Fund returns in general, may be adversely impacted by changes in currency exchange rates, which can occur quickly and without warning.
Debt Investments Risk
The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region. Debt securities are also subject to the risks associated with changes in interest rates. Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market risk, regulatory risk, price volatility and liquidity risk. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due, and may reduce the value of the debt investment, sometimes dramatically. Certain debt investments may be difficult to value, purchase, or sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.
Debt investments most frequently trade in institutional round lot size transactions. Until a Fund grows significantly in size, a fund may purchase a significant number of bonds in amounts less than the institutional round lot size, which are frequently referred to as “odd” lots. Odd lot size positions may have more price volatility than institutional round lot size positions. The Funds use a third-party pricing service to value bond holdings and the pricing service values bonds assuming orderly transactions of an institutional round lot size.
Derivatives Risk
Derivative strategies may expose a Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing a Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Derivatives may be more volatile than direct investments in the instrument underlying the contract and may not correlate perfectly to the underlying instrument. Derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, a Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Derivatives may also increase the expenses of a Fund.
Equity Securities Risk
The prices of equity securities are responsive to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic, stock market, industry and company conditions and the risk inherent in the portfolio manager’s ability to anticipate such changes that can adversely affect the value of a Fund’s holdings. Opportunity for greater gain may come with greater risk of loss.
ESG Investing Style Risk3
The application of environmental, social and corporate governance investing criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. In addition, there is no guarantee that the construction methodology of the Underlying Index will accurately provide exposure to issuers meeting environmental, social and corporate governance criteria.

3
Applies to IQ Candriam ESG U.S. Equity ETF, IQ Candriam ESG International Equity ETF, IQ Healthy Hearts ETF, IQ Engender Equality ETF, IQ Cleaner Transport ETF and IQ Clean Ocean ETF.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
Exchange Traded Vehicle Risk4
Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, ETVs and ETNs is based on stock market prices and the Funds could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.
Fund of Funds Risk4
Certain Funds’ investment performance, because they are fund of funds, depend on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees of the underlying ETFs in which it invests.
Foreign Securities Risk
Certain Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. The ability of issuers of securities held by the Fund to meet their obligations may be affected by, among other things, economic or political developments in a specific country, industry or region.
High Yield Securities Risk1
High yield securities generally offer a higher current yield than the yield available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.”
Income Risk1
The income of a Fund receives from investments in debt securities may decline when interest rates fall. This decline can occur because a Fund may subsequently invest in lower-yielding bonds when bonds in its portfolio mature or the Fund needs to purchase additional bonds.
Index Risk
The Funds’ Underlying Indexes and the Funds rebalance only on a monthly, quarterly or annual basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.
Industry Concentration Risk
To the extent that a Fund’s Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.
Interest Rate Risk1
An increase in interest rates may cause the value of debt securities held by a Fund to decline. Interest rates in the United States are near historic lows, which may increase a Fund’s exposure to risks associated with rising interest rates. Interest rates may rise significantly and/or rapidly. Rising interest rates or lack of market

4
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, and IQ Real Return ETF.

1
Applies to IQ S&P High Yield Low Volatility Bond ETF

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
participants may lead to decreased liquidity and increased volatility in the bond markets, making it more difficult for a Fund to sell its bond holdings at a time when the Fund might wish to sell.
Large Transaction Risks
From time to time, a Fund may receive large purchase or redemption orders from affiliated or unaffiliated funds or other investors. Such large transactions could have adverse effects on a Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase a Fund’s transaction costs.
LIBOR Replacement Risk
A Fund may invest in certain debt securities, derivatives or other financial instruments that utilize the LIBOR, as a “benchmark” or “reference rate” for various interest rate calculations. The United Kingdom Financial Conduct Authority, which regulates LIBOR, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. As a result, it is anticipated that LIBOR will be discontinued or will no longer be sufficiently robust to be representative of its underlying market around that time. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate (“EURIBOR”), Sterling Overnight Interbank Average Rate (“SONIA”) and Secured Overnight Financing Rate (“SOFR”), there are challenges to converting certain contracts and transactions to a new benchmark and neither the full effects of the transition process nor its ultimate outcome is known. The Advisor is currently working to assess exposure and will modify contracts as necessary.
The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect a Fund’s performance and/or net asset value.
Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance.
Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner.
Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021 with respect to certain LIBOR tenors or mid-2023 for the remaining LIBOR tenors.
Long/Short Risk
There is no guarantee that the returns on a Fund’s long or short positions, if any, will produce positive returns, and the Fund could lose money if either or both positions produce negative returns. In addition, a Fund may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, as a result, suffer losses that exceed the amount invested in those assets.
Market Risk
The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting fixed-income securities markets generally or particular segments of the market.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
New Fund Risk5
Certain Funds are new funds. There can be no assurance that they will grow to or maintain an economically viable size, in which case they may experience greater tracking error to their Underlying Indexes or ultimately liquidate.
Passive Management Risk
Unlike many investment companies, each Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, a fund would not generally sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) its Underlying Index.
Small Capitalization Companies Risk6
Certain Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments. Additionally, the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.
Total Return Swap Risk7
Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, a Fund may also be required to pay the dollar value of that decline (or, if an inverse swap, increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty.
Tracking Error Risk
Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for a number of reasons, including that the strategies used by the Advisor to match the performance of the Underlying Indexes were unsuccessful and because a Fund incurs expenses, which an Underlying Index does not incur.
Trading Price Risk
Although it is expected that generally the market price of a Fund’s Shares will approximate the Fund’s NAV, there may be times when market price in the Secondary Market and the NAV vary significantly. During periods of market stress, shares of a Fund may also experience significantly wider “bid/ask” spreads, premiums and discounts between a Fund’s NAV and market price.
10. NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting” in response to concerns about structural risks of interbank offered rates, such as LIBOR. ASU 2020-04 provides optional guidance to ease the potential accounting burden associated with transitioning away from LIBOR and other reference rates that are expected to be discontinued. ASU 2020-04 is effective immediately upon release of the update on March 12, 2020, through December 31, 2022. At this

5
Applies to IQ Healthy Hearts ETF, IQ Engender Equality ETF, IQ Cleaner Transport ETF, and IQ Clean Oceans ETF.

6
Applies to IQ U.S. Real Estate Small Cap ETF, IQ Chaikin U.S. Small Cap ETF, IQ Candriam ESG U.S. Equity ETF, IQ Candriam ESG International Equity ETF, IQ Engender Equality ETF, IQ Cleaner Transport ETF and IQ Clean Ocean ETF.

7
Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Hedge Long/Short Tracker ETF, IQ Hedge Event-Driven Tracker ETF, IQ Merger Arbitrage ETF and IQ Global Resources ETF.

Notes to Financial Statements (continued)

October 31, 2021 (unaudited)
time, the Advisor is evaluating the implications of certain other provisions of ASU 2020-04 related to new disclosure requirements and any impact on the financial statement disclosures has not yet been determined.
11. SUBSEQUENT EVENTS
In the preparation of the financial statements, the Advisor has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material subsequent events that would require disclosure.

Board Review of Investment Advisory Agreements (unaudited)

October 31, 2021
Approvals Relating to the IQ Engender Equality ETF, IQ Cleaner Transport ETF, and IQ Clean Oceans ETF
The Board (the members of which are referred to as “Trustees”) met by videoconference on September 23, 2021, pursuant to an order issued by the U.S. Securities and Exchange Commission’s Division of Investment Management temporarily exempting fund boards from the in-person approval requirements of certain provisions of the Investment Company Act of 1940, as amended (“1940 Act”), in light of the impact of COVID-19. The Board met to consider the approval of an amendment to the Investment Advisory Agreement (the “Advisory Agreement Amendment”), with respect to the IQ Engender Equality ETF, IQ Cleaner Transport ETF, and IQ Clean Oceans ETF, each a new series of the Trust (each, a “New Fund” and together, the “New Funds”). The Board noted that the Advisory Agreement Amendment was between the Trust and IndexIQ Advisors LLC (“IndexIQ” or the “Advisor”).
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Advisor relevant to the Board’s consideration of whether to approve the Advisory Agreement Amendment. In connection with considering approval of the Advisory Agreement Amendment, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust and counsel to the Independent Trustees, who provided assistance and advice. The consideration of the Advisory Agreement Amendment was conducted by both the full Board and the Independent Trustees, who also voted separately.
During their review and consideration, the Board and the Independent Trustees focused on and analyzed the factors they deemed relevant, including: (1) the nature, quality, and extent of the services that the Advisor will provide to the New Funds, and the fees that the Advisor will charge to the New Funds; (2) information concerning the business and operations, compliance program and portfolio management team of the Advisor; (3) information describing each New Fund’s anticipated operating expenses; (4) data comparing the proposed fee rate for advisory services to be charged to each New Fund and the expected expense ratios to fees paid by and expense ratios of exchange-traded funds (“ETFs”) with similar investment objectives and policies as those of such New Fund; (5) the extent to which economies of scale would be realized as the New Funds grow; (6) any “fall-out” benefits to be derived by the Advisor from its relationship with the Trust; and (7) potential conflicts of interest. The Board considered that each New Fund was a passively managed ETF designed to track an index.
In reviewing such factors, the Board relied on certain information, including (1) a copy of the Advisory Agreement Amendment; (2) information about applicable expense limitation and fee waiver agreements; (3) information describing the Advisor and the services provided thereby; (4) information regarding the compliance program and portfolio management team of the Advisor; (5) copies of the Form ADV for the Advisor; (6) memoranda and guidance from legal counsel to the Independent Trustees on the fiduciary responsibilities of trustees, including Independent Trustees, in considering advisory and distribution agreements under the 1940 Act; (7) materials provided by the Advisor in response to a 15(c) request for information from legal counsel to the Independent Trustees; and (8) a presentation, via videoconference, by personnel of the Advisor. In addition, the Board was provided data comparing the advisory fees and operating expenses of each New Fund with expenses and performance of other registered investment companies with similar investment objectives and policies and (9) information about the Advisor’s relationships with Girls Who Code, Oceana, and National Wildlife Federation, the respective non-profit organizations aligned with IQ Engender Equality ETF, IQ Clean Oceans ETF and IQ Cleaner Transport ETF, including the license for each respective New Fund to use the name and certain trademarks and the payments made by the Advisor or its affiliates to each such non-profit. The Trustees also considered their personal experiences as Trustees and participants in the ETF and mutual fund industry, as applicable, including their experiences with the Advisor in respect of series of the Trust and IndexIQ Active ETF Trust.
In particular, the Trustees including the Independent Trustees, considered and discussed the following with respect to the New Funds:
1.
The nature, extent, and quality of the facilities and services to be provided to the New Funds by IndexIQ. The Independent Trustees reviewed the services that IndexIQ would provide to the New Funds. In connection with the investment advisory services to be provided to the New Funds, the Independent

Board Review of Investment Advisory Agreements (unaudited)  (continued)

October 31, 2021
Trustees noted the responsibilities that IndexIQ would have as the New Funds’ investment adviser, including overall supervisory responsibility for the general management and investment of the New Funds’ securities portfolio, ultimate responsibility, subject to oversight by the Board, for daily monitoring and quarterly reporting to the Board, and the implementation of Board directives as they relate to the New Funds.
The Independent Trustees reviewed and considered IndexIQ’s performance in managing the existing Funds of the Trust. Based on their consideration and review of the foregoing information, the Independent Trustees determined that the New Funds would likely benefit from the nature, quality, and extent of these services, as well as IndexIQ’s ability to render such services based on its experience, operations, and resources.
2.
Comparison of services to be provided and fees to be charged by IndexIQ and other investment advisers to similar clients, and the cost of the services to be provided and profits to be realized by IndexIQ from its relationship with the New Funds. The Independent Trustees then compared both the services to be rendered and the proposed fees to be paid pursuant to the Advisory Agreement Amendment with IndexIQ to contracts of other investment advisers with respect to similar ETFs. In particular, the Independent Trustees compared each New Fund’s proposed advisory fee and projected expense ratio for each New Fund’s first year of operations to other ETFs in each New Fund’s respective peer group. The Independent Trustees also considered that the New Funds will have in place an Expense Limitation Agreement to limit the total operating expenses for a period of at least one year.

After comparing the New Funds’ proposed fees with those of other funds in each New Fund’s respective peer group, and in light of the nature, quality, and extent of services proposed to be provided by IndexIQ and the costs expected to be incurred by IndexIQ in rendering those services, the Independent Trustees concluded that the fees proposed to be paid to IndexIQ with respect to the New Funds were fair and reasonable.
3.
IndexIQ’s profitability and the extent to which economies of scale would be realized as the New Funds grow and whether fee levels would reflect such economies of scale. The Independent Trustees next considered potential economies of scale and the anticipated costs and projected profitability of IndexIQ in connection with its serving as investment adviser to the New Funds, including operational costs. Due to the fact that the New Funds had no assets at the time, the Independent Trustees made no determination with respect to economies of scale or the impact of the New Funds on IndexIQ’s profitability.

4.
Investment performance of IndexIQ. Because the New Funds had not commenced operations, the Independent Trustees could not consider the investment performance of the New Funds.

Conclusion. No single factor was determinative to the decision of the Independent Trustees. Based on the foregoing and such other matters as were deemed relevant, the Independent Trustees concluded that the terms of the Advisory Agreement Amendment with IndexIQ was reasonable and fair to the New Funds and to recommend to the Board the approval of the Advisory Agreement Amendment.
As a result, all of the Board members, including the Independent Trustees, determined that the Advisory Agreement Amendment was in the best interests of the New Funds. The Board and the Independent Trustees, voting separately, approved the Advisory Agreement Amendment with respect to the New Funds.

IndexIQ ETF Trust
SEMI-ANNUAL REPORT | OCTOBER 31, 2021
IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Hedge Long/Short Tracker ETF (QLS)
IQ Hedge Event-Driven Tracker ETF (QED)
IQ Real Return ETF (CPI)
IQ S&P High Yield Low Volatility Bond ETF (HYLV)
IQ Merger Arbitrage ETF (MNA)
IQ Global Resources ETF (GRES)
IQ U.S. Real Estate Small Cap ETF (ROOF)
IQ 50 Percent Hedged FTSE International ETF (HFXI)
IQ Chaikin U.S. Large Cap ETF (CLRG)
IQ Chaikin U.S. Small Cap ETF (CSML)
IQ 500 International ETF (IQIN)
IQ Candriam ESG U.S. Equity ETF (IQSU)
IQ Candriam ESG International Equity ETF (IQSI)
IQ Healthy Hearts ETF (HART)
IQ Engender Equality ETF (EQUL)
IQ Cleaner Transport ETF (CLNR)
IQ Clean Oceans ETF (OCEN)
Investment Advisor
IndexIQ Advisors LLC
51 Madison Avenue
New York, NY 10010
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Legal Counsel
Chapman and Cutler LLP
1717 Rhode Island Avenue
Washington, DC 20036
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

1719488ME10-12/21

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kirk C. Lehneis
Kirk C. Lehneis
(Principal Executive Officer)

Date	December 30, 2021

By (Signature and Title)	/s/ Adefolahan O. Oyefeso
Adefolahan O. Oyefeso
(Principal Financial Officer)

Date	December 30, 2021